UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial Officer

PIMCO Variable Insurance Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO All Asset Portfolio

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Emerging Markets Bond Portfolio

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

PIMCO Foreign Bond Portfolio (Unhedged)

PIMCO Global Advantage® Strategy Bond Portfolio

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

PIMCO Global Multi-Asset Managed Volatility Portfolio

PIMCO Global Multi-Asset Portfolio

PIMCO High Yield Portfolio

PIMCO Long-Term U.S. Government Portfolio

PIMCO Low Duration Portfolio

PIMCO Money Market Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Total Return Portfolio

PIMCO Unconstrained Bond Portfolio

Schedule of Investments

PIMCO All Asset Portfolio

September 30, 2013 (Unaudited)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		999

Total Short-Term Instruments (Cost $999)		999

Total Investments in Securities (Cost $999)		999

	SHARES
INVESTMENTS IN AFFILIATES 100.0%
MUTUAL FUNDS (a) 99.9%
PIMCO CommoditiesPLUS® Strategy Fund	2,416,357	$25,952
PIMCO CommodityRealReturn Strategy Fund®	2,072,984	11,837
PIMCO Credit Absolute Return Fund	3,609,343	37,609
PIMCO Diversified Income Fund	5,873,144	67,776
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	13,332,705	127,594
PIMCO Emerging Local Bond Fund	10,348,506	99,656
PIMCO Emerging Markets Bond Fund	4,729,930	53,070
PIMCO Emerging Markets Corporate Bond Fund	1,520,964	17,324
PIMCO Emerging Markets Currency Fund	9,825,918	99,831
PIMCO EqS® Dividend Fund	265,539	3,229
PIMCO EqS® Long/Short Fund	508,578	5,940
PIMCO EqS Pathfinder Fund®	2,873,098	33,299
PIMCO Floating Income Fund	5,203,962	45,535
PIMCO Foreign Bond Fund (Unhedged)	837,694	8,503
PIMCO Fundamental Advantage Absolute Return Strategy Fund	6,954,134	28,790
PIMCO Fundamental IndexPLUS® AR Fund	404,651	2,748
PIMCO Global Advantage® Strategy Bond Fund	2,055,206	23,059
PIMCO High Yield Fund	7,249,655	68,654
PIMCO High Yield Spectrum Fund	6,627,364	72,106
PIMCO Income Fund	12,493,980	153,176
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	5,731,882	72,738
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	848,142	6,590
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	234,588	1,682
PIMCO Investment Grade Corporate Bond Fund	992,936	10,485
PIMCO Long Duration Total Return Fund	2,755,785	29,625
PIMCO Long-Term Credit Fund	4,286,703	51,098
PIMCO Long-Term U.S. Government Fund	985,121	9,625
PIMCO Low Duration Fund	921,434	9,491
PIMCO Mortgage Opportunities Fund	666,763	7,294
PIMCO Real Return Asset Fund	2,623,935	22,146
PIMCO Real Return Fund	310,937	3,514
PIMCO RealEstateRealReturn Strategy Fund	7,248,868	30,300
PIMCO Senior Floating Rate Fund	3,469,968	35,567
PIMCO Short-Term Fund	441	4
PIMCO Small Cap StocksPLUS® AR Strategy Fund	118,883	1,185
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	772,728	10,849
PIMCO StocksPLUS® Absolute Return Fund	323,806	3,403
PIMCO StocksPLUS® Fund	30	0
PIMCO Total Return Fund	1,784,648	19,310
PIMCO Unconstrained Bond Fund	4,802,744	53,983
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	5,796,166	57,382

Total Mutual Funds (Cost $1,386,634)		1,421,959

EXCHANGE-TRADED FUNDS 0.1%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	20,000	982

Total Exchange-Traded Funds (Cost $1,076)		982

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	71	1

Total Short-Term Instruments (Cost $1)	1

Total Investments in Affiliates (Cost $1,387,711)	1,422,942

Total Investments 100.1% (Cost $1,388,710)	$1,423,941
Other Assets and Liabilities, net (0.1%)	(1,637)

Net Assets 100.0%	$1,422,304

Notes to Schedule of Investments (amounts in thousands):

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$999	Freddie Mac 2.080% due 10/17/2022	$(1,021)	$999	$999

Total Repurchase Agreements						$(1,021)	$999	$999

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$999	$0	$999
Investments in Affiliates, at Value
Mutual Funds	1,421,959	0	0	1,421,959
Exchange-Traded Funds	982	0	0	982
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1	0	0	1
	$1,422,942	$0	$0	$1,422,942

Total Investments	$1,422,942	$999	$0	$1,423,941

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn® Strategy Portfolio

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 145.6%
BANK LOAN OBLIGATIONS 0.1%
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$557	$559

Total Bank Loan Obligations (Cost $556)			559

CORPORATE BONDS & NOTES 4.6%
BANKING & FINANCE 3.7%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		730	752
Ally Financial, Inc.
3.652% due 06/20/2014		3,100	3,147
ANZ New Zealand International Ltd.
0.703% due 08/19/2014		1,000	1,003
BPCE S.A.
2.375% due 10/04/2013		600	600
Commonwealth Bank of Australia
0.534% due 09/17/2014		15,800	15,841
Eksportfinans ASA
2.375% due 05/25/2016		800	778
Turkiye Garanti Bankasi A/S
2.766% due 04/20/2016		100	97
Westpac Banking Corp.
3.585% due 08/14/2014		1,500	1,541

			23,759

INDUSTRIALS 0.3%
Cardinal Health, Inc.
6.000% due 06/15/2017		400	453
RPM International, Inc.
6.500% due 02/15/2018		1,000	1,133

			1,586

UTILITIES 0.6%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	2,700	3,669

Total Corporate Bonds & Notes (Cost $28,542)			29,014

U.S. GOVERNMENT AGENCIES 2.8%
Fannie Mae
0.529% due 05/25/2042		$8	8
0.859% due 02/25/2041		1,297	1,308
1.359% due 10/01/2044		10	10
2.442% due 05/25/2035		82	86
2.492% due 11/01/2034		62	66
3.000% due 11/01/2043		3,000	2,924
5.083% due 07/01/2035		49	53
5.248% due 11/01/2035		78	82
5.293% due 01/01/2036		213	230
Freddie Mac
0.412% due 02/15/2019		327	327
0.439% due 08/25/2031		2	2
0.632% due 08/15/2033 - 09/15/2042		3,653	3,644
1.359% due 02/25/2045		116	120
2.103% due 07/01/2036		301	318
2.220% due 09/01/2036		306	323
2.322% due 10/01/2036		181	193
2.368% due 01/01/2034		11	11
2.500% due 10/02/2019 (f)		3,700	3,744
Ginnie Mae
0.480% due 03/20/2037		1,642	1,648
NCUA Guaranteed Notes
0.632% due 10/07/2020		865	870
0.742% due 12/08/2020		1,396	1,409
Small Business Administration
5.510% due 11/01/2027		534	592

Total U.S. Government Agencies (Cost $17,849)			17,968

U.S. TREASURY OBLIGATIONS 103.7%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (d)		77,650	79,743
0.125% due 04/15/2017		7,816	8,066
0.125% due 04/15/2018 (d)		59,323	61,163
0.125% due 01/15/2022 (d)(f)		20,644	20,406
0.125% due 07/15/2022 (d)(f)(h)		57,499	56,695
0.125% due 01/15/2023 (d)(f)(h)		45,647	44,442
0.375% due 07/15/2023		8,532	8,494
0.500% due 04/15/2015 (d)(f)(h)		23,716	24,248
0.625% due 07/15/2021 (d)		69,825	72,751
0.625% due 02/15/2043		508	417
1.125% due 01/15/2021 (d)		23,015	24,797
1.250% due 04/15/2014 (f)		27,594	27,838
1.250% due 07/15/2020 (d)(f)(h)		52,496	57,489
1.375% due 01/15/2020 (d)		26,795	29,415
1.625% due 01/15/2015 (d)		20,310	21,005
1.750% due 01/15/2028 (d)		1,004	1,126
1.875% due 07/15/2019 (d)		26,208	29,717
2.000% due 07/15/2014 (d)(f)		9,667	9,917
2.000% due 01/15/2016 (d)		26,777	28,653
2.000% due 01/15/2026 (d)		1,177	1,360
2.125% due 01/15/2019 (d)		2,612	2,967
2.375% due 01/15/2017 (d)		21,083	23,400
2.375% due 01/15/2025 (d)		620	741
2.375% due 01/15/2027 (d)(f)		3,575	4,308
2.625% due 07/15/2017 (f)		16,906	19,200
3.875% due 04/15/2029 (f)		142	204
U.S. Treasury Notes
0.125% due 12/31/2013 (f)		100	100
1.000% due 01/15/2014 (f)		209	209

Total U.S. Treasury Obligations (Cost $667,597)			658,871

MORTGAGE-BACKED SECURITIES 6.4%
American General Mortgage Loan Trust
5.150% due 03/25/2058		376	382
Banc of America Commercial Mortgage Trust
0.352% due 06/10/2049		13	13
5.857% due 06/10/2049		13	14
Banc of America Large Loan Trust
2.482% due 11/15/2015		5,831	5,843
Banc of America Mortgage Trust
2.799% due 06/25/2035		242	226
4.869% due 11/25/2034		124	121
Banc of America Re-REMIC Trust
5.694% due 06/24/2050		300	329
BCAP LLC Trust
5.238% due 03/26/2037		566	522
5.250% due 08/26/2037		1,738	1,765
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/2035		43	43
2.600% due 03/25/2035		141	143
2.793% due 03/25/2035		37	37
2.797% due 03/25/2035		162	154
2.925% due 01/25/2035		513	488
3.123% due 01/25/2035		592	587
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035		91	90
2.290% due 09/25/2035		102	101
2.510% due 10/25/2035		843	821
2.890% due 09/25/2037 ^		729	592
Countrywide Alternative Loan Trust
0.349% due 05/25/2047		2,574	2,096
0.375% due 12/20/2046		2,228	1,501
6.000% due 02/25/2037 ^		330	241
Countrywide Home Loan Mortgage Pass-Through Trust
2.644% due 11/19/2033		6	6
2.823% due 08/25/2034		61	53
Credit Suisse Mortgage Capital Certificates
0.412% due 10/15/2021		1,391	1,387
5.383% due 02/15/2040		386	417
5.467% due 09/18/2039		936	1,028
DBUBS Mortgage Trust
3.386% due 07/10/2044		5,800	6,082
First Horizon Alternative Mortgage Securities
2.316% due 06/25/2034		26	25
Granite Mortgages PLC
0.898% due 09/20/2044	GBP	242	387

Greenpoint Mortgage Funding Trust
0.449% due 11/25/2045		$13	10
GS Mortgage Securities Trust
3.849% due 12/10/2043		3,346	3,550
GSR Mortgage Loan Trust
3.014% due 01/25/2035		128	126
Harborview Mortgage Loan Trust
0.421% due 03/19/2036		76	51
Holmes Master Issuer PLC
1.568% due 10/15/2054	EUR	2,888	3,929
IndyMac Mortgage Loan Trust
2.785% due 11/25/2035 ^		$307	267
JPMorgan Chase Commercial Mortgage Securities Trust
4.654% due 01/12/2037		69	69
JPMorgan Mortgage Trust
2.758% due 08/25/2035		142	141
2.818% due 07/25/2035		103	103
4.058% due 02/25/2035		259	262
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		152	170
MASTR Adjustable Rate Mortgages Trust
2.623% due 11/21/2034		87	90
Mellon Residential Funding Corp.
0.922% due 09/15/2030		277	269
Merrill Lynch Mortgage Investors Trust
1.666% due 10/25/2035		301	292
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	112
Morgan Stanley Capital Trust
6.107% due 06/11/2049		25	28
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		398	403
Permanent Master Issuer PLC
1.518% due 07/15/2042	EUR	400	545
Residential Accredit Loans, Inc. Trust
1.513% due 09/25/2045		$225	186
Royal Bank of Scotland Capital Funding Trust
6.209% due 12/16/2049		600	670
Sequoia Mortgage Trust
0.380% due 07/20/2036		597	538
Structured Adjustable Rate Mortgage Loan Trust
1.559% due 01/25/2035		22	16
2.485% due 02/25/2034		36	36
5.500% due 12/25/2034		158	153
Structured Asset Mortgage Investments Trust
0.841% due 10/19/2034		32	32
Vornado DP LLC Trust
4.004% due 09/13/2028		1,500	1,590
Wachovia Bank Commercial Mortgage Trust
0.262% due 06/15/2020		407	402
5.088% due 08/15/2041		295	300
WaMu Mortgage Pass-Through Certificates
0.923% due 05/25/2047		361	306
2.744% due 12/25/2035		328	301
5.256% due 08/25/2035		69	67
Wells Fargo Mortgage-Backed Securities Trust
2.497% due 06/25/2033		129	129
2.729% due 03/25/2036		328	316

Total Mortgage-Backed Securities (Cost $39,356)			40,953

ASSET-BACKED SECURITIES 5.2%
AMMC CLO Ltd.
0.487% due 05/03/2018		10	10
Aquilae CLO PLC
0.572% due 01/17/2023	EUR	563	750
Ares CLO Ltd.
0.483% due 03/12/2018		$298	296
Carrington Mortgage Loan Trust
0.499% due 10/25/2035		44	44
Citibank Omni Master Trust
2.932% due 08/15/2018		6,100	6,229
Commercial Industrial Finance Corp.
0.520% due 03/01/2021		938	927
0.525% due 05/10/2021		4,600	4,491
Countrywide Asset-Backed Certificates
0.359% due 07/25/2036		1,184	1,156
0.429% due 04/25/2036		146	143
4.805% due 04/25/2036		1,171	1,191
Credit-Based Asset Servicing and Securitization LLC
0.299% due 07/25/2037		22	13
First Franklin Mortgage Loan Trust
0.519% due 11/25/2035		3,951	3,824
0.559% due 09/25/2035		1,619	1,604

GSAMP Trust
0.249% due 12/25/2036		79	38
LCM Ltd.
0.480% due 03/21/2019		1,500	1,474
Magi Funding PLC
0.578% due 04/11/2021	EUR	413	553
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^		$172	138
Nelnet Student Loan Trust
0.966% due 07/25/2018		88	89
North Carolina State Education Assistance Authority
0.716% due 10/26/2020		793	792
Penta CLO S.A.
0.518% due 06/04/2024	EUR	1,162	1,508
SLM Student Loan Trust
0.306% due 04/25/2019		$2,200	2,171
1.766% due 04/25/2023		3,694	3,800
1.832% due 12/15/2017		63	63
2.350% due 04/15/2039		329	330
Specialty Underwriting & Residential Finance Trust
0.239% due 01/25/2038		22	22
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.683% due 04/25/2035		546	517
Symphony CLO Ltd.
0.504% due 05/15/2019		697	691
Wood Street CLO BV
0.587% due 03/29/2021	EUR	140	185

Total Asset-Backed Securities (Cost $31,829)			33,049

SOVEREIGN ISSUES 4.8%
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)		2,208	2,917
2.100% due 09/15/2017 (b)		462	630
2.100% due 09/15/2021 (b)		215	277
3.100% due 09/15/2026 (b)		105	141
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	1,200	1,253
2.750% due 11/20/2025		4,800	5,544
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	7,386	10,577
United Kingdom Inflation Linked Gilt
2.500% due 07/26/2016	GBP	1,600	8,868

Total Sovereign Issues (Cost $30,581)			30,207

SHORT-TERM INSTRUMENTS 18.0%
COMMERCIAL PAPER 2.1%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		$1,900	1,897
Hewlett-Packard Co.
0.950% due 10/30/2013		5,300	5,296
Standard Chartered Bank
0.950% due 10/01/2013		6,300	6,300

			13,493

REPURCHASE AGREEMENTS (c) 13.3%			84,541

SHORT-TERM NOTES 0.7%
Federal Home Loan Bank
0.041% due 12/11/2013		500	500
0.048% due 10/23/2013		500	500
0.051% due 12/04/2013		2,400	2,400
Freddie Mac
0.046% due 12/02/2013		1,300	1,300

			4,700

U.S. TREASURY BILLS 1.9%
0.109% due 01/09/2014 - 05/29/2014 (a)(d)(f)(h)		11,865	11,863

Total Short-Term Instruments (Cost $114,591)			114,597

Total Investments in Securities (Cost $930,901)			925,218

	SHARES
INVESTMENTS IN AFFILIATES 45.6%
SHORT-TERM INSTRUMENTS 45.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 45.6%
PIMCO Short-Term Floating NAV Portfolio	8,926,917	89,332
PIMCO Short-Term Floating NAV Portfolio III	20,015,168	200,071

Total Short-Term Instruments (Cost $289,363)		289,403

Total Investments in Affiliates (Cost $289,363)		289,403

Total Investments 191.2% (Cost $1,220,264)		$1,214,621
Financial Derivative Instruments (e)(g) (1.8%) (Cost or Premiums, net $(838))		(11,028)
Other Assets and Liabilities, net (89.4%)		(568,206)

Net Assets 100.0%		$635,387

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.040%	09/27/2013	10/03/2013	$46,800	U.S. Treasury Inflation Protected Securities 0.500% - 2.000% due 04/15/2015 - 01/15/2026	$(47,316)	$46,800	$46,800
					U.S. Treasury Notes 0.625% due 02/15/2043	(416)
BOS	0.080%	09/30/2013	10/01/2013	400	U.S. Treasury Notes 0.250% due 09/30/2015	(409)	400	400
MSC	0.090%	09/30/2013	10/01/2013	14,800	U.S. Treasury Notes 1.000% due 05/31/2018	(15,129)	14,800	14,800
SAL	0.110%	09/30/2013	10/01/2013	22,300	U.S. Treasury Notes 0.625% due 08/31/2017	(22,766)	22,300	22,300
SSB	0.000%	09/30/2013	10/01/2013	241	Freddie Mac 2.080% due 10/17/2022	(246)	241	241

Total Repurchase Agreements						$(86,282)	$84,541	$84,541

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.090%	09/27/2013	10/03/2013	$(46,904)	$(46,907)
	0.120%	09/12/2013	10/07/2013	(96,629)	(96,667)
BPG	0.130%	09/12/2013	10/04/2013	(44,513)	(44,521)
	0.180%	09/23/2013	10/04/2013	(39,571)	(39,575)
GSC	0.150%	09/19/2013	10/04/2013	(104,629)	(104,644)
	0.150%	09/30/2013	10/01/2013	(802)	(802)
MSC	0.160%	09/12/2013	10/04/2013	(57,686)	(57,703)
TDM	0.100%	08/12/2013	10/09/2013	(146,546)	(146,621)

Total Sale-Buyback Transactions					$(537,440)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $315,015 at a weighted average interest rate of 0.184%.
(3)	Payable for sale-buyback transactions includes $109 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae	5.500%	10/01/2043	$6,000	$(6,504)	$(6,540)
U.S. Treasury Inflation Protected Securities	1.375%	01/15/2020	20,789	(22,799)	(22,882)

Total Short Sales				$(29,303)	$(29,422)

(4)	Market value includes $61 of interest payable on short sales.

(d)	Securities with an aggregate market value of $542,639 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Brent Crude December Futures	$118.750	12/31/2013	8	$14	$3
Call - NYMEX Brent Crude November Futures	118.750	11/29/2013	8	14	2
Call - NYMEX Brent Crude October Futures	118.750	10/31/2013	8	14	0

				$42	$5

Options on Exchange-Traded Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT 5-Year U.S. Treasury Note December Futures	$110.000	11/22/2013	290	$2	$2

Total Purchased Options				$44	$7

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - COMEX Gold 100 oz. December Futures	$1,200.000	10/28/2013	4	$(4)	$(1)
Put - COMEX Gold 100 oz. December Futures	1,250.000	10/28/2013	18	(20)	(15)
Call - COMEX Gold 100 oz. December Futures	1,460.000	10/28/2013	8	(12)	(2)
Call - COMEX Gold 100 oz. December Futures	1,500.000	10/28/2013	14	(15)	(2)
Call - NYMEX New York Harbor ULSD November Futures	3.300	10/31/2013	8	(18)	0
Call - NYMEX New York Harbor ULSD November Futures	3.300	11/29/2013	8	(18)	(1)
Call - NYMEX New York Harbor ULSD November Futures	3.300	12/31/2013	8	(18)	(4)
Call - NYMEX WTI Crude November Futures	112.000	10/17/2013	8	(4)	0
Put - NYMEX WTI-Brent Crude Spread December Futures	(11.000)	11/13/2013	2	(3)	0
Call - NYMEX WTI-Brent Crude Spread December Futures	(6.000)	11/13/2013	68	(86)	(113)
Call - NYMEX WTI-Brent Crude Spread June Futures	(6.000)	05/14/2014	17	(30)	(33)

Total Written Options				$(228)	$(171)

Futures Contracts:

					Variation Margin(1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	Long	03/2016	213	$(184)	$11	$0
90-Day Eurodollar March Futures	Long	03/2017	62	27	1	0
90-Day Eurodollar September Futures	Long	09/2014	82	16	1	0
90-Day Eurodollar September Futures	Long	09/2015	103	(22)	7	0
Brent Crude December Futures	Short	11/2013	68	178	18	0
Brent Crude December Futures	Long	11/2014	11	(0)	2	0
Brent Crude June Futures	Short	05/2014	8	17	1	0
Brent Crude March Futures	Short	02/2015	11	(0)	0	(3)
Brent Crude September Futures	Short	08/2014	8	(0)	0	(1)
Call Options Strike @ USD 118.000 on Brent Crude November Futures	Short	10/2013	9	6	0	0
Euro-Mill Wheat November Futures	Long	11/2013	16	(51)	2	0
Henry Hub Natural Gas Swap April Futures	Short	03/2014	11	14	1	0
Henry Hub Natural Gas Swap April Futures	Long	03/2016	25	(12)	0	(3)
Henry Hub Natural Gas Swap August Futures	Short	07/2014	11	11	1	0
Henry Hub Natural Gas Swap August Futures	Long	07/2016	25	(11)	0	(3)
Henry Hub Natural Gas Swap December Futures	Short	11/2014	11	4	1	0
Henry Hub Natural Gas Swap December Futures	Long	11/2016	25	(3)	0	(3)
Henry Hub Natural Gas Swap February Futures	Short	01/2014	11	12	1	0
Henry Hub Natural Gas Swap February Futures	Long	01/2016	25	(5)	0	(2)
Henry Hub Natural Gas Swap January Futures	Short	12/2013	11	12	1	0
Henry Hub Natural Gas Swap January Futures	Long	12/2015	25	(4)	0	(2)
Henry Hub Natural Gas Swap July Futures	Short	06/2014	11	11	1	0
Henry Hub Natural Gas Swap July Futures	Long	06/2016	25	(11)	0	(3)
Henry Hub Natural Gas Swap June Futures	Short	05/2014	11	12	1	0
Henry Hub Natural Gas Swap June Futures	Long	05/2016	25	(11)	0	(3)
Henry Hub Natural Gas Swap March Futures	Short	02/2014	11	13	1	0
Henry Hub Natural Gas Swap March Futures	Long	02/2016	25	(6)	0	(3)
Henry Hub Natural Gas Swap May Futures	Short	04/2014	11	13	1	0
Henry Hub Natural Gas Swap May Futures	Long	04/2016	25	(12)	0	(3)
Henry Hub Natural Gas Swap November Futures	Short	10/2014	11	9	2	0
Henry Hub Natural Gas Swap November Futures	Long	10/2016	25	(8)	0	(3)
Henry Hub Natural Gas Swap October Futures	Short	09/2014	11	11	1	0
Henry Hub Natural Gas Swap October Futures	Long	09/2016	25	(10)	0	(3)
Henry Hub Natural Gas Swap September Futures	Short	08/2014	11	11	1	0
Henry Hub Natural Gas Swap September Futures	Long	08/2016	25	(11)	0	(3)
Natural Gas April Futures	Short	03/2014	327	1,291	154	0
Natural Gas May Futures	Long	04/2014	43	(126)	0	(20)
Natural Gas October Futures	Long	09/2014	284	(1,048)	0	(136)
Soybean May Futures	Long	05/2014	71	(12)	0	(88)
Soybean Meal December Futures	Short	12/2013	10	(45)	13	0
Soybean November Futures	Short	11/2013	83	153	154	0
U.S. Treasury 5-Year Note December Futures	Long	12/2013	291	546	21	0
U.S. Treasury 10-Year Note December Futures	Long	12/2013	150	288	8	0
U.S. Treasury Long Bond December Futures	Short	12/2013	1	(4)	0	0
Wheat December Futures	Long	12/2013	23	17	0	(5)
Wheat December Futures	Short	12/2013	28	(25)	6	0
WTI Crude December Futures	Long	11/2013	68	(229)	0	(30)
WTI Crude December Futures	Short	11/2014	11	2	0	(1)
WTI Crude December Futures	Short	11/2015	7	2	0	(2)
WTI Crude June Futures	Long	05/2014	8	(8)	0	(2)
WTI Crude June Futures	Short	05/2015	7	1	0	(2)
WTI Crude March Futures	Long	02/2015	11	(1)	2	0
WTI Crude September Futures	Long	08/2014	8	(1)	1	0
WTI Crude September Futures	Long	08/2015	14	(4)	4	0

Total Futures Contracts				$813	$419	$(324)

Swap Agreements:

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		$15,500	$2,615	$1,687	$3	$0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		24,300	926	(133)	3	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	1,340,000	(192)	(92)	0	(14)

Total Swap Agreements						$3,349	$1,462	$6	$(14)

(1)	Unsettled variation margin asset of $74 for closed exchange-traded and centrally cleared derivatives is outstanding at period end.

(f)	Securities with an aggregate market value of $3,967 and cash of $1,304 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2013	AUD	8,912		$7,964	$0	$(350)
	10/2013		$1,709	JPY	169,000	10	0
BRC	10/2013	INR	91,118		$1,503	55	0
	12/2013	EUR	1,552		2,099	1	(2)
CBK	10/2013		$4,178	INR	251,071	0	(187)
	12/2013	EUR	17,238		$22,873	0	(452)
	12/2013		$593	EUR	447	12	0
DUB	10/2013	INR	59,683		$986	37	0
	10/2013		$8,351	AUD	8,912	0	(37)
	10/2013		369	ZAR	3,561	0	(15)
	10/2013	ZAR	3,561		$356	1	0
	11/2013	AUD	8,912		8,333	38	0
	01/2014	ZAR	3,561		364	15	0
FBF	11/2013		$4,005	BRL	9,298	158	0
GLM	10/2013	JPY	178,600		$1,808	0	(9)
JPM	10/2013	INR	50,317		829	29	0
	12/2013		$1,486	MXN	19,694	10	0
MSC	10/2013	BRL	3,654		$1,513	0	(136)
	10/2013		$1,611	BRL	3,653	37	0
	11/2013	BRL	3,654		$1,600	0	(36)
	12/2013	EUR	901		1,203	0	(16)
RBC	12/2013	CAD	738		714	0	(1)
RYL	12/2013	GBP	5,815		9,083	0	(326)
UAG	10/2013	INR	41,272		681	25	0

Total Forward Foreign Currency Contracts						$428	$(1,567)

Purchased Options:

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Call - OTC Brent Crude December Futures	$118.750	12/31/2013	$300	$4	$1
	Call - OTC Brent Crude November Futures	118.750	11/29/2013	300	4	1
	Call - OTC Brent Crude October Futures	118.750	10/31/2013	300	4	0
	Call - OTC WTI Crude December Futures	130.000	11/15/2013	4,800	335	2
MYC	Call - OTC WTI Crude December Futures	150.000	11/17/2015	8,200	517	14

					$864	$18

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$4,200	$213	$152

Total Purchased Options							$1,077	$170

Written Options:

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC Brent Crude December Futures	$140.000	11/11/2013	$4,800	$(346)	$(2)
	Call - OTC New York Harbor ULSD November Futures	3.300	10/31/2013	126	(5)	0
	Call - OTC New York Harbor ULSD November Futures	3.300	11/29/2013	126	(5)	(1)
	Call - OTC New York Harbor ULSD November Futures	3.300	12/31/2013	126	(5)	(1)
MYC	Call - OTC Brent Crude December Futures	160.000	11/10/2015	8,200	(517)	(19)

					$(878)	$(23)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013	EUR	5,200	$(5)	$(1)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		5,200	(8)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		$17,600	(211)	(50)
RYL	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013	EUR	5,100	(5)	(1)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		5,100	(8)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		$26,900	(178)	(126)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		26,900	(293)	(127)

								$(708)	$(307)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC NRCAL16 Index	4.150	11/22/2013	$12,000	$(11)	$(11)
	Call - OTC NRCAL16 Index	4.300	11/25/2013	3,000	(2)	(1)
DUB	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	0.000	03/04/2014	20	(17)	(6)
GST	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	(3.000)	03/03/2014	45	(38)	(15)
MYC	Put - OTC NRCAL16 Index	4.150	11/22/2013	6,000	(4)	(5)
	Call - OTC NRCAL16 Index	4.300	11/25/2013	12,000	(7)	(6)
	Put - OTC NRCAL16 Index	4.200	12/03/2013	12,000	(10)	(15)

					$(89)	$(59)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	0.000	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$700	$(6)	$(4)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	12,100	(108)	(15)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	1,000	(13)	(1)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,300	(10)	(2)
	Floor - OTC YOY CPURNSA Index	0.000	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	900	(8)	(5)

						$(145)	$(27)

Total Written Options						$(1,820)	$(416)

(1)	YOY options may have a series of expirations.

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	GOCO CAL14 Index	$17.760	12/31/2014	2,400	$0	$2	$2	$0
	Pay	GOCO CAL14 Index	17.880	12/31/2014	1,800	0	2	2	0
	Pay	HSFOCO CAL14 Index	10.750	12/31/2014	2,400	0	4	4	0
	Pay	HSFOCO CAL14 Index	10.100	12/31/2014	1,800	0	4	4	0
	Pay	JETNWE CAL14 Index	960.000	12/31/2014	6,204	0	(5)	0	(5)
	Receive	ULSDNWE CAL14 Index	901.750	12/31/2014	6,600	0	44	44	0
DUB	Receive	GOCO 2H13 Index	15.300	12/31/2013	1,500	0	0	0	0
	Pay	GOCO CAL14 Index	17.180	12/31/2014	6,000	0	3	3	0
	Pay	HSFOCO CAL14 Index	9.880	12/31/2014	6,000	0	15	15	0
	Receive	LSFOCO 2H13 Index	7.700	12/31/2013	1,500	0	(7)	0	(7)
	Receive	NGCAL19 Index	7.200	12/31/2019	84,000	0	(189)	0	(189)
GST	Pay	GOCO CAL14 Index	17.100	12/31/2014	6,000	0	2	2	0
	Pay	GOCO CAL14 Index	17.700	12/31/2014	1,800	0	2	2	0
	Pay	GOCO CAL14 Index	18.000	12/31/2014	4,800	0	6	6	0
	Pay	HSFOCO CAL14 Index	11.000	12/31/2014	4,800	0	6	6	0
	Pay	HSFOCO CAL14 Index	10.100	12/31/2014	1,800	0	4	4	0
	Pay	HSFOCO CAL14 Index	9.900	12/31/2014	6,000	0	15	15	0
MYC	Receive	GOCO 2H13 Index	15.200	12/31/2013	1,500	0	0	0	0
	Pay	GOCO 2H13 Index	17.600	12/31/2013	3,000	0	7	7	0
	Pay	GOCO 2H13 Index	17.675	12/31/2013	12,000	0	29	29	0
	Receive	GOCO V3 Index	16.300	10/31/2013	2,000	0	(3)	0	(3)
	Receive	LSFOCO 2H13 Index	14.700	10/31/2013	2,000	0	3	3	0
	Receive	LSFOCO 2H13 Index	7.700	12/31/2013	1,500	0	(7)	0	(7)
	Pay	LSFOCO 2H13 Index	6.800	12/31/2013	3,000	0	17	17	0
	Pay	LSFOCO 2H13 Index	6.525	12/31/2013	12,000	0	70	70	0

						$0	$24	$235	$(211)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
DUB	Cardinal Health, Inc.	(0.590%	)	06/20/2017	0.286%	$400	$0	$(4)	$0	$(4)
GST	RPM International, Inc.	(1.500%	)	03/20/2018	0.808%	1,000	0	(31)	0	(31)

							$0	$(35)	$0	$(35)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	1,800	$(6)	$15	$9	$0
BPS	Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016		3,000	21	81	102	0
	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		1,000	4	31	35	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		400	(1)	3	2	0
	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021		1,800	(17)	93	76	0
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		$8,700	20	(199)	0	(179)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		2,600	18	(58)	0	(40)
BRC	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	3,500	(24)	40	16	0
CBK	Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018		300	0	10	10	0
	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		500	8	10	18	0
DUB	Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018		300	0	10	10	0
	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		100	2	1	3	0
	Pay	1-Year BRL-CDI	8.485%	01/02/2015	BRL	10,100	(2)	(63)	0	(65)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$1,200	10	(29)	0	(19)
	Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023		13,100	0	(143)	0	(143)
FBF	Pay	1-Month EUR-FRCPXTOB Index	1.950%	09/01/2017	EUR	600	4	18	22	0
	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		300	1	10	11	0
GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		2,700	30	66	96	0
	Pay	1-Year BRL-CDI	8.150%	01/02/2015	BRL	16,700	(44)	(97)	0	(141)
	Pay	1-Year BRL-CDI	8.255%	01/02/2015		8,500	11	(58)	0	(47)
	Pay	1-Year BRL-CDI	8.300%	01/02/2017		10,300	13	(293)	0	(280)
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		$2,900	0	(65)	0	(65)
HUS	Pay	1-Year BRL-CDI	8.825%	01/02/2015	BRL	9,000	54	(55)	0	(1)
JPM	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	EUR	500	(5)	26	21	0
	Pay	1-Year BRL-CDI	7.900%	01/02/2015	BRL	100	0	(1)	0	(1)
MYC	Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	EUR	1,200	1	39	40	0
	Pay	1-Year BRL-CDI	8.270%	01/02/2015	BRL	9,700	(16)	(60)	0	(76)
	Pay	1-Year BRL-CDI	8.220%	01/02/2017		800	(1)	(22)	0	(23)
RYL	Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	EUR	300	0	9	9	0
	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021		500	(5)	26	21	0
UAG	Pay	1-Year BRL-CDI	8.560%	01/02/2015	BRL	17,700	13	(120)	0	(107)
	Pay	1-Year BRL-CDI	8.150%	01/02/2017		13,100	0	(387)	0	(387)

							$89	$(1,162)	$501	$(1,574)

Total Return Swaps on Indices

							Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Asset	Liability
BOA	Receive	ENHGD84T Index	273,616	3-Month U.S. Treasury Bill rate plus a specified spread	$64,102	02/18/2014	$0	$(882)
CBK	Receive	CVICSTR3 Index	42,789	3-Month U.S. Treasury Bill rate plus a specified spread	11,950	02/18/2014	0	(167)
DUB	Receive	DJUBSTR Index	174,195	3-Month U.S. Treasury Bill rate plus a specified spread	45,199	02/18/2014	0	(628)
FBF	Receive	DJUBSTR Index	140,282	3-Month U.S. Treasury Bill rate plus a specified spread	36,399	02/18/2014	0	(506)
GLM	Receive	ENHGD84T Index	185,666	3-Month U.S. Treasury Bill rate plus a specified spread	61,783	02/18/2014	0	(851)
JPM	Receive	DJUBSTR Index	351,116	3-Month U.S. Treasury Bill rate plus a specified spread	91,105	02/18/2014	0	(1,266)
	Receive	JMABNIC0 Index	5,035	3-Month U.S. Treasury Bill rate plus a specified spread	3,538	02/18/2014	0	(50)
	Receive	JMABNICP Index	15,324	3-Month U.S. Treasury Bill rate plus a specified spread	10,494	02/18/2014	0	(163)
MAC	Receive	DJUBSTR Index	28,600	3-Month U.S. Treasury Bill rate plus a specified spread	7,421	02/18/2014	0	(103)
MYC	Receive	CVICSTR3 Index	441,545	3-Month U.S. Treasury Bill rate plus a specified spread	122,580	02/18/2014	0	(1,716)
	Receive	DJUBSTR Index	206,836	3-Month U.S. Treasury Bill rate plus a specified spread	53,668	02/18/2014	0	(746)
	Receive	MOTT3001 Index	234,163	3-Month U.S. Treasury Bill rate plus a specified spread	65,670	02/18/2014	0	(914)
SOG	Receive	DJUBSF3T Index	58,980	3-Month U.S. Treasury Bill rate plus a specified spread	33,136	02/18/2014	0	(256)
	Receive	DJUBSTR Index	145,667	3-Month U.S. Treasury Bill rate plus a specified spread	37,797	02/18/2014	0	(525)

							$0	$(8,773)

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	S&P 500 Index	7.453%	12/20/2013	$1,900	$0	$111	$111	$0
DUB	Receive	LME Copper March Futures	4.840%	03/04/2014	291	0	(2)	0	(2)
	Receive	LME Copper March Futures	5.063%	03/04/2014	200	0	(2)	0	(2)
	Pay	Primary Aluminum March Futures	3.803%	03/04/2014	327	0	1	1	0
	Pay	Primary Aluminum March Futures	4.000%	03/04/2014	200	0	1	1	0
GST	Pay	GOLDLNPM Index	3.610%	11/29/2013	860	0	(12)	0	(12)
	Pay	GOLDLNPM Index	5.176%	08/06/2014	670	0	0	0	0
	Receive	London Silver Market Fixing Ltd.	9.000%	11/29/2013	540	0	10	10	0
	Pay	S&P 500 Index	7.290%	12/20/2013	2,200	0	125	125	0
JPM	Pay	GOLDLNPM Index	2.873%	11/27/2013	850	0	(26)	0	(26)
	Pay	GOLDLNPM Index	7.563%	09/30/2014	570	0	14	14	0
MYC	Pay	GOLDLNPM Index	3.706%	11/27/2013	514	0	(7)	0	(7)
	Pay	GOLDLNPM Index	5.406%	04/21/2016	910	0	(11)	0	(11)
	Receive	London Silver Market Fixing Ltd.	9.000%	11/27/2013	330	0	6	6	0
	Receive	London Silver Market Fixing Ltd.	9.151%	04/21/2016	700	0	13	13	0
SOG	Pay	GOLDLNPM Index	3.460%	11/27/2013	560	0	(9)	0	(9)
	Pay	GOLDLNPM Index	3.516%	11/27/2013	560	0	(9)	0	(9)
	Receive	London Silver Market Fixing Ltd.	8.703%	11/27/2013	350	0	7	7	0
	Receive	London Silver Market Fixing Ltd.	8.762%	11/27/2013	350	0	7	7	0

						$0	$218	$295	$(77)

Total Swap Agreements						$89	$(9,729)	$1,031	$(10,671)

(h)	Securities with an aggregate market value of $7,383 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$559	$0	$559
Corporate Bonds & Notes
Banking & Finance	0	23,759	0	23,759
Industrials	0	1,586	0	1,586
Utilities	0	3,669	0	3,669
U.S. Government Agencies	0	15,689	2,279	17,968
U.S. Treasury Obligations	0	658,871	0	658,871
Mortgage-Backed Securities	0	40,953	0	40,953
Asset-Backed Securities	0	33,049	0	33,049
Sovereign Issues	0	30,207	0	30,207
Short-Term Instruments
Commercial Paper	0	13,493	0	13,493
Repurchase Agreements	0	84,541	0	84,541
Short-Term Notes	0	4,700	0	4,700
U.S. Treasury Bills	0	11,863	0	11,863
	$0	$922,939	$2,279	$925,218

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$289,403	$0	$0	$289,403
Total Investments	$289,403	$922,939	$2,279	$1,214,621

Short Sales, at Value
U.S. Government Agencies	0	(6,540)	0	(6,540)
U.S. Treasury Obligations	0	(22,882)	0	(22,882)
	$0	$(29,422)	$0	$(29,422)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	424	8	0	432
Over the counter	0	1,629	0	1,629
	$424	$1,637	$0	$2,061

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(495)	(14)	0	(509)
Over the counter	0	(12,569)	(85)	(12,654)

	$(495)	$(12,583)	$(85)	$(13,163)

Totals	$289,332	$882,571	$2,194	$1,174,097

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
U.S. Government Agencies	$2,501	$0	$(228)	$0	$0	$6	$0	$0	$2,279	$8
Mortgage-Backed Securities	2,772	0	(585)	3	8	89	0	(2,287)	0	0

	$5,273	$0	$(813)	$3	$8	$95	$0	$(2,287)	$2,279	$8
Financial Derivative Instruments – Liabilities
Over the counter	$(28)	$0	$(103)	$0	$0	$46	$0	$0	$(85)	$46

Totals	$5,245	$0	$(916)	$3	$8	$141	$0	$(2,287)	$2,194	$54

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$2,279	Third Party Vendor	Broker Quote	100.57 -100.94
Financial Derivative Instruments – Liabilities
Over the counter	(85)	Indicative Market Quotation	Broker Quote	0.05 - 33.09

Total	$2,194

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Portfolio

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.1%
ARMENIA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Armenia
6.000% due 09/30/2020		$500	$489

Total Armenia (Cost $493)			489

AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
OGX Austria GmbH
8.375% due 04/01/2022		$1,000	165

Total Austria (Cost $1,000)			165

BAHRAIN 0.3%
SOVEREIGN ISSUES 0.3%
Bahrain Government International Bond
5.500% due 03/31/2020		$1,000	1,004

Total Bahrain (Cost $1,014)			1,004

BERMUDA 0.7%
CORPORATE BONDS & NOTES 0.7%
Digicel Group Ltd.
8.250% due 09/30/2020		$300	312
Qtel International Finance Ltd.
4.500% due 01/31/2043		500	444
4.750% due 02/16/2021		1,400	1,477

Total Bermuda (Cost $2,141)			2,233

BRAZIL 12.9%
CORPORATE BONDS & NOTES 11.0%
Banco BTG Pactual S.A.
5.750% due 09/28/2022		$300	272
Banco do Brasil S.A.
3.875% due 10/10/2022		2,530	2,195
4.500% due 01/22/2015		400	416
4.500% due 01/20/2016	EUR	800	1,129
6.000% due 01/22/2020		$2,620	2,790
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		450	435
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,300	1,336
4.625% due 02/13/2017		1,400	1,449
Banco Votorantim S.A.
5.250% due 02/11/2016		800	828
BM&FBovespa S.A.
5.500% due 07/16/2020		500	517
Braskem America Finance Co.
7.125% due 07/22/2041		1,300	1,189
Braskem Finance Ltd.
5.750% due 04/15/2021		600	591
7.000% due 05/07/2020		1,000	1,060
BRF S.A.
5.875% due 06/06/2022		200	200
Caixa Economica Federal
2.375% due 11/06/2017		600	562
3.500% due 11/07/2022		600	498
4.500% due 10/03/2018 (a)		500	498
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		3,250	3,461
CSN Islands Corp.
6.875% due 09/21/2019		1,550	1,612
CSN Resources S.A.
6.500% due 07/21/2020		480	481
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		400	368

Petrobras International Finance Co.
5.750% due 01/20/2020		9,750	10,183
7.875% due 03/15/2019		1,600	1,850
QGOG Constellation S.A.
6.250% due 11/09/2019		800	762

			34,682

SOVEREIGN ISSUES 1.9%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		600	603
5.750% due 09/26/2023		700	702
6.369% due 06/16/2018		840	913
6.500% due 06/10/2019		1,700	1,849
Brazil Government International Bond
2.625% due 01/05/2023		400	352
5.625% due 01/07/2041		50	50
7.125% due 01/20/2037		600	708
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	113	51
10.000% due 01/01/2017		1,538	672
10.000% due 01/01/2023		65	27

			5,927

Total Brazil (Cost $41,770)			40,609

CANADA 0.3%
CORPORATE BONDS & NOTES 0.3%
Harvest Operations Corp.
2.125% due 05/14/2018		$200	195
Nexen, Inc.
7.500% due 07/30/2039		300	369
Pacific Rubiales Energy Corp.
5.125% due 03/28/2023		600	541

Total Canada (Cost $1,173)			1,105

CAYMAN ISLANDS 1.9%
CORPORATE BONDS & NOTES 1.9%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$800	848
Baidu, Inc.
3.500% due 11/28/2022		800	736
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		600	609
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		400	425
Interoceanica Finance Ltd.
0.000% due 11/30/2018		125	113
0.000% due 11/30/2025		413	303
0.000% due 05/15/2030		800	420
IPIC GMTN Ltd.
3.125% due 11/15/2015		250	260
Mongolian Mining Corp.
8.875% due 03/29/2017		1,800	1,372
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		740	757
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		134	124

Total Cayman Islands (Cost $6,193)			5,967

CHILE 1.6%
CORPORATE BONDS & NOTES 1.6%
Banco del Estado de Chile
2.000% due 11/09/2017		$300	293
4.125% due 10/07/2020		700	713
Banco Santander Chile
3.750% due 09/22/2015		1,300	1,354
3.875% due 09/20/2022		500	465
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		1,000	1,147
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		400	331

E.CL S.A.
5.625% due 01/15/2021		800	822

			5,125

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
3.625% due 10/30/2042		150	123

Total Chile (Cost $5,115)			5,248

CHINA 0.4%
CORPORATE BONDS & NOTES 0.4%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023 (a)		$600	608
Sinopec Group Overseas Development Ltd.
4.875% due 05/17/2042		700	663

Total China (Cost $1,298)			1,271

COLOMBIA 1.9%
CORPORATE BONDS & NOTES 1.5%
Ecopetrol S.A.
5.875% due 09/18/2023		$400	417
7.375% due 09/18/2043		300	325
7.625% due 07/23/2019		3,390	4,026

			4,768

SOVEREIGN ISSUES 0.4%
Colombia Government International Bond
6.125% due 01/18/2041		150	164
8.125% due 05/21/2024		300	389
10.375% due 01/28/2033		225	339
12.000% due 10/22/2015	COP	457,000	275

			1,167

Total Colombia (Cost $5,279)			5,935

COSTA RICA 0.3%
SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bond
4.250% due 01/26/2023		$600	540
4.375% due 04/30/2025		200	176
5.625% due 04/30/2043		400	345

Total Costa Rica (Cost $1,200)			1,061

CROATIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Hrvatska Elektroprivreda
6.000% due 11/09/2017		$260	268

Total Croatia (Cost $260)			268

DOMINICAN REPUBLIC 0.2%
CORPORATE BONDS & NOTES 0.2%
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		$500	515

Total Dominican Republic (Cost $500)			515

EL SALVADOR 1.3%
SOVEREIGN ISSUES 1.3%
El Salvador Government International Bond
5.875% due 01/30/2025		$3,300	3,144
7.625% due 02/01/2041		160	162
7.650% due 06/15/2035		845	862

Total El Salvador (Cost $4,632)			4,168

GABON 0.2%
SOVEREIGN ISSUES 0.2%
Gabonese Republic
8.200% due 12/12/2017	$500	565

Total Gabon (Cost $558)		565

GUATEMALA 0.3%
SOVEREIGN ISSUES 0.3%
Guatemala Government Bond
4.875% due 02/13/2028	$210	193
5.750% due 06/06/2022	860	889

Total Guatemala (Cost $1,081)		1,082

HONG KONG 0.3%
CORPORATE BONDS & NOTES 0.3%
CNOOC Finance Ltd.
3.875% due 05/02/2022	$1,000	977

Total Hong Kong (Cost $999)		977

HUNGARY 0.0%
SOVEREIGN ISSUES 0.0%
Hungary Government International Bond
5.375% due 02/21/2023	$100	98

Total Hungary (Cost $99)		98

INDIA 1.0%
CORPORATE BONDS & NOTES 1.0%
ICICI Bank Ltd.
4.750% due 11/25/2016	$500	512
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	1,100	1,130
ONGC Videsh Ltd.
2.500% due 05/07/2018	200	186
3.750% due 05/07/2023	200	165
State Bank of India
4.500% due 10/23/2014	850	871
4.500% due 07/27/2015	200	206

Total India (Cost $3,040)		3,070

INDONESIA 4.4%
CORPORATE BONDS & NOTES 1.7%
Majapahit Holding BV
7.250% due 06/28/2017	$700	772
7.750% due 01/20/2020	1,540	1,698
7.875% due 06/29/2037	700	735
Pertamina Persero PT
4.300% due 05/20/2023	800	688
6.000% due 05/03/2042	1,500	1,218
Perusahaan Listrik Negara PT
5.500% due 11/22/2021	300	288

		5,399

SOVEREIGN ISSUES 2.7%
Indonesia Government International Bond
4.625% due 04/15/2043	1,700	1,351
6.625% due 02/17/2037	100	102
6.875% due 03/09/2017	3,200	3,552
6.875% due 01/17/2018	2,600	2,905
7.500% due 01/15/2016	100	111
7.750% due 01/17/2038	100	115

11.625% due 03/04/2019	300	402

		8,538

Total Indonesia (Cost $13,966)		13,937

IRELAND 4.5%
CORPORATE BONDS & NOTES 4.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$1,800	2,183
Borets Finance Ltd.
7.625% due 09/26/2018	700	690
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017	600	602
Metalloinvest Finance Ltd.
5.625% due 04/17/2020	800	777
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022	300	276
6.604% due 02/03/2021	1,300	1,410
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018	1,400	1,379
Phosagro OAO via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018	400	394
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017	240	257
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	300	319
7.748% due 02/02/2021	500	540
9.125% due 04/30/2018	500	581
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	500	531
5.450% due 11/22/2017	700	746
6.025% due 07/05/2022	2,580	2,670
6.800% due 11/22/2025	500	531
6.902% due 07/09/2020	200	220

Total Ireland (Cost $13,427)		14,106

ISRAEL 0.3%
CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$300	329

SOVEREIGN ISSUES 0.2%
Israel Government International Bond
4.500% due 01/30/2043	800	719

Total Israel (Cost $1,108)		1,048

KAZAKHSTAN 4.2%
CORPORATE BONDS & NOTES 4.2%
Intergas Finance BV
6.375% due 05/14/2017	$300	325
KazMunayGas National Co. JSC
4.400% due 04/30/2023	700	654
5.750% due 04/30/2043	1,000	881
7.000% due 05/05/2020	5,200	5,889
9.125% due 07/02/2018	2,500	3,072
11.750% due 01/23/2015	500	560
Samruk-Energy JSC
3.750% due 12/20/2017	1,000	987
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	645	661
Zhaikmunai LP via Zhaikmunai International BV
7.125% due 11/13/2019	300	316

Total Kazakhstan (Cost $12,799)		13,345

LUXEMBOURG 6.7%
CORPORATE BONDS & NOTES 6.7%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	$1,800	1,665
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	1,800	1,911
5.999% due 01/23/2021	2,580	2,712
6.212% due 11/22/2016	330	362
6.510% due 03/07/2022	750	806
8.625% due 04/28/2034	1,210	1,452
9.250% due 04/23/2019	2,300	2,841

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		620	639
6.299% due 05/15/2017		1,640	1,760
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,200	1,281
5.499% due 07/07/2015		700	745
5.717% due 06/16/2021		600	621
6.125% due 02/07/2022		2,900	3,045
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		1,200	1,286

Total Luxembourg (Cost $20,971)			21,126

	SHARES
MEXICO 11.3%
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)		5,259	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 8.4%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	6,000	431
BBVA Bancomer S.A.
4.500% due 03/10/2016		$600	630
6.500% due 03/10/2021		1,400	1,463
6.750% due 09/30/2022		900	934
Comision Federal de Electricidad
4.875% due 05/26/2021		900	927
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		700	105
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^		70	18
9.750% due 03/25/2020 ^		125	31
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		44	5
Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,000	3,337
Petroleos Mexicanos
4.875% due 01/24/2022		3,100	3,170
5.500% due 01/21/2021		1,050	1,129
5.500% due 06/27/2044		1,440	1,314
6.500% due 06/02/2041		8,920	9,288
8.000% due 05/03/2019		3,000	3,637
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		100	18

			26,437

SOVEREIGN ISSUES 2.9%
Mexico Government International Bond
2.750% due 04/22/2023	EUR	2,490	3,194
4.750% due 03/08/2044		$100	91
5.750% due 10/12/2110		700	662
6.050% due 01/11/2040		850	934
6.750% due 09/27/2034		1,644	1,956
7.250% due 12/15/2016	MXN	8,600	715
7.500% due 04/08/2033		$940	1,198
9.500% due 12/18/2014	MXN	6,436	526

			9,276

Total Mexico (Cost $36,454)			35,713

MONGOLIA 0.5%
SOVEREIGN ISSUES 0.5%
Mongolia Government International Bond
4.125% due 01/05/2018		$1,000	918
5.125% due 12/05/2022		730	624

Total Mongolia (Cost $1,720)			1,542

MOROCCO 0.6%
SOVEREIGN ISSUES 0.6%
Morocco Government International Bond
4.250% due 12/11/2022	$2,200	2,013

Total Morocco (Cost $2,237)		2,013

NETHERLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020	$300	330
6.950% due 07/10/2042	500	506
7.000% due 05/11/2016	1,000	1,096

Total Netherlands (Cost $1,942)		1,932

PANAMA 1.2%
SOVEREIGN ISSUES 1.2%
Panama Government International Bond
4.300% due 04/29/2053	$600	467
8.875% due 09/30/2027	780	1,078
9.375% due 04/01/2029	1,553	2,225

Total Panama (Cost $3,549)		3,770

PERU 0.7%
CORPORATE BONDS & NOTES 0.1%
BBVA Banco Continental S.A.
3.250% due 04/08/2018	$200	196

SOVEREIGN ISSUES 0.6%
El Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	400	349
Peru Government International Bond
8.750% due 11/21/2033	1,094	1,581

		1,930

Total Peru (Cost $2,006)		2,126

PHILIPPINES 1.2%
CORPORATE BONDS & NOTES 0.5%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024	$1,300	1,566

SOVEREIGN ISSUES 0.7%
Philippines Government International Bond
6.375% due 10/23/2034	100	118
7.500% due 09/25/2024	350	439
7.750% due 01/14/2031	400	523
8.375% due 06/17/2019	300	381
9.500% due 02/02/2030	400	595
9.875% due 01/15/2019	100	133

		2,189

Total Philippines (Cost $3,744)		3,755

POLAND 0.1%
SOVEREIGN ISSUES 0.1%
Poland Government International Bond
6.375% due 07/15/2019	$200	234

Total Poland (Cost $200)		234

QATAR 1.1%
CORPORATE BONDS & NOTES 1.1%
Nakilat, Inc.
6.067% due 12/31/2033	$100	107
Qatari Diar Finance QSC
3.500% due 07/21/2015	1,300	1,358

5.000% due 07/21/2020		100	110
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		1,131	1,205
5.838% due 09/30/2027		350	377
6.332% due 09/30/2027		250	284

Total Qatar (Cost $3,176)			3,441

RUSSIA 5.8%
CORPORATE BONDS & NOTES 1.2%
ALROSA Finance S.A.
7.750% due 11/03/2020		$1,100	1,227
SCF Capital Ltd.
5.375% due 10/27/2017		700	711
Sibur Securities Ltd.
3.914% due 01/31/2018		1,000	955
VimpelCom Holdings BV
5.200% due 02/13/2019		800	798

			3,691

SOVEREIGN ISSUES 4.6%
Russia Government International Bond
3.250% due 04/04/2017		400	417
4.500% due 04/04/2022		2,200	2,252
4.875% due 09/16/2023		400	410
5.625% due 04/04/2042		1,800	1,849
5.875% due 09/16/2043		200	208
7.500% due 03/31/2030		7,926	9,356

			14,492

Total Russia (Cost $17,347)			18,183

SENEGAL 0.1%
SOVEREIGN ISSUES 0.1%
Senegal Government International Bond
8.750% due 05/13/2021		$200	211

Total Senegal (Cost $216)			211

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Serbia
5.250% due 11/21/2017		$600	598

Total Serbia (Cost $596)			598

SOUTH AFRICA 1.1%
CORPORATE BONDS & NOTES 0.8%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$500	449
6.500% due 04/15/2040		100	77
Eskom Holdings SOC Ltd.
6.750% due 08/06/2023		700	723
Transnet SOC Ltd.
4.000% due 07/26/2022		1,400	1,243

			2,492

SOVEREIGN ISSUES 0.3%
South Africa Government International Bond
4.665% due 01/17/2024		100	97
6.875% due 05/27/2019		500	577
7.250% due 01/15/2020	ZAR	300	30
8.250% due 09/15/2017		1,000	105

			809

Total South Africa (Cost $3,489)			3,301

SOUTH KOREA 0.5%
CORPORATE BONDS & NOTES 0.5%
Export-Import Bank of Korea
5.125% due 06/29/2020		$100	110
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		900	962

Korea Exchange Bank
4.875% due 01/14/2016		100	107
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018 (a)		300	299
3.000% due 09/19/2022		200	185

Total South Korea (Cost $1,596)			1,663

SPAIN 0.4%
SOVEREIGN ISSUES 0.4%
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	250	347
4.305% due 03/06/2014		245	336
Junta de Castilla y Leon
6.505% due 03/01/2019		100	151
Xunta de Galicia
5.763% due 04/03/2017		200	291

Total Spain (Cost $1,035)			1,125

SRI LANKA 0.4%
CORPORATE BONDS & NOTES 0.2%
National Savings Bank
8.875% due 09/18/2018		$600	617

SOVEREIGN ISSUES 0.2%
Sri Lanka Government International Bond
6.250% due 07/27/2021		568	547

Total Sri Lanka (Cost $1,168)			1,164

SWEDEN 0.1%
CORPORATE BONDS & NOTES 0.1%
Ciech Group Financing AB
9.500% due 11/30/2019	EUR	200	297

Total Sweden (Cost $256)			297

THAILAND 0.3%
CORPORATE BONDS & NOTES 0.3%
Thai Oil PCL
3.625% due 01/23/2023		$430	388
4.875% due 01/23/2043		670	553

Total Thailand (Cost $1,078)			941

TRINIDAD AND TOBAGO 0.6%
CORPORATE BONDS & NOTES 0.6%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$1,275	1,367
9.750% due 08/14/2019		500	645

Total Trinidad and Tobago (Cost $1,828)			2,012

TURKEY 5.4%
CORPORATE BONDS & NOTES 0.3%
Export Credit Bank of Turkey
5.875% due 04/24/2019		$400	412
Turkiye Garanti Bankasi A/S
2.766% due 04/20/2016		600	580

			992

SOVEREIGN ISSUES 5.1%
Turkey Government International Bond
4.875% due 04/16/2043		1,100	913
6.000% due 01/14/2041		800	775
6.750% due 05/30/2040		1,700	1,785
7.000% due 03/11/2019		3,675	4,154
7.250% due 03/05/2038		700	780
7.500% due 07/14/2017		4,300	4,881
7.500% due 11/07/2019		1,400	1,623
8.000% due 02/14/2034		1,100	1,308

			16,219

Total Turkey (Cost $16,936)			17,211

UKRAINE 0.4%
SOVEREIGN ISSUES 0.4%
Ukraine Government International Bond
9.250% due 07/24/2017	$1,530	1,421

Total Ukraine (Cost $1,681)		1,421

UNITED ARAB EMIRATES 0.6%
CORPORATE BONDS & NOTES 0.3%
Dolphin Energy Ltd.
5.888% due 06/15/2019	$213	234
DP World Ltd.
6.850% due 07/02/2037	600	606

		840

SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019	900	1,100

Total United Arab Emirates (Cost $1,630)		1,940

UNITED KINGDOM 0.1%
CORPORATE BONDS & NOTES 0.1%
HBOS PLC
6.750% due 05/21/2018	$400	447

Total United Kingdom (Cost $399)		447

UNITED STATES 1.1%
CORPORATE BONDS & NOTES 0.6%
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020	$400	462
Gerdau Holdings, Inc.
7.000% due 01/20/2020	600	642
Pemex Project Funding Master Trust
6.625% due 06/15/2038	700	742

		1,846

MORTGAGE-BACKED SECURITIES 0.3%
American Home Mortgage Investment Trust
1.873% due 09/25/2045	18	17
Banc of America Commercial Mortgage Trust
5.857% due 06/10/2049	200	223
5.934% due 02/10/2051	200	224
Banc of America Large Loan Trust
2.482% due 11/15/2015	442	443
Banc of America Mortgage Trust
2.928% due 02/25/2036 ^	7	5
Bear Stearns Adjustable Rate Mortgage Trust
2.575% due 01/25/2035	6	5
2.872% due 05/25/2047 ^	45	37
Citigroup Mortgage Loan Trust, Inc.
2.890% due 09/25/2037 ^	86	70
GSR Mortgage Loan Trust
2.796% due 01/25/2036 ^	18	17
Morgan Stanley Mortgage Loan Trust
2.262% due 06/25/2036	8	7
WaMu Mortgage Pass-Through Certificates
2.539% due 02/25/2037 ^	57	49
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 07/25/2036 ^	20	19

		1,116

U.S. GOVERNMENT AGENCIES 0.1%
Freddie Mac
5.534% due 03/01/2036	76	80

Israel Government AID Bond
5.500% due 04/26/2024	100	119

		199

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
9.875% due 11/15/2015 (f)(h)	189	227
U.S. Treasury Notes
1.875% due 06/30/2015 (f)(h)	120	123
2.375% due 08/31/2014 (h)	100	102

		452

Total United States (Cost $3,322)		3,613

URUGUAY 0.5%
SOVEREIGN ISSUES 0.5%
Uruguay Government International Bond
4.500% due 08/14/2024	$1,182	1,203
7.625% due 03/21/2036	400	506

Total Uruguay (Cost $1,589)		1,709

VENEZUELA 11.7%
CORPORATE BONDS & NOTES 6.2%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014	$3,340	3,151
5.000% due 10/28/2015	1,540	1,359
5.250% due 04/12/2017	4,500	3,618
5.375% due 04/12/2027	5,080	2,946
5.500% due 04/12/2037	3,050	1,708
8.500% due 11/02/2017	7,500	6,814

		19,596

SOVEREIGN ISSUES 5.5%
Venezuela Government International Bond
7.000% due 03/31/2038	300	197
7.650% due 04/21/2025	2,310	1,675
7.750% due 10/13/2019	6,820	5,705
8.250% due 10/13/2024	5,900	4,469
9.000% due 05/07/2023	1,500	1,225
9.250% due 05/07/2028	3,380	2,670
9.375% due 01/13/2034	1,710	1,360

		17,301

Total Venezuela (Cost $37,475)		36,897

VIRGIN ISLANDS (BRITISH) 2.9%
CORPORATE BONDS & NOTES 2.9%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$2,150	1,741
GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,200	1,338
Rosneft Finance S.A.
6.625% due 03/20/2017	1,700	1,874
7.500% due 07/18/2016	3,300	3,700
7.875% due 03/13/2018	600	695

Total Virgin Islands (British) (Cost $9,064)		9,348

ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government International Bond
5.375% due 09/20/2022	$500	440

Total Zambia (Cost $491)		440

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (d) 0.0%		101

U.S. TREASURY BILLS 0.4%
0.082% due 03/13/2014 - 05/29/2014 (c)(h)	$1,293	1,293

Total Short-Term Instruments (Cost $1,393)		1,394

Total Investments in Securities (Cost $297,733)		297,833

	SHARES
INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio	1,571,504	15,726

Total Short-Term Instruments (Cost $15,725)		15,726

Total Investments in Affiliates (Cost $15,725)		15,726

Total Investments 99.1% (Cost $313,458)		$313,559
Financial Derivative Instruments (e)(g) 0.2% (Cost or Premiums, net $(753))		486
Other Assets and Liabilities, net 0.7%		2,383

Net Assets 100.0%		$316,428

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$101	Freddie Mac 2.080% due 10/17/2022	$(107)	$101	$101

Total Repurchase Agreements						$(107)	$101	$101

(1)	Includes accrued interest.

As of September 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2013 was $6,866 at a weighted average interest rate of 0.246%.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
5-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	4	$(8)	$0	$0
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	7	(22)	0	0
U.S. Treasury 10-Year Note December Futures	Long	12/2013	91	167	4	0

Total Futures Contracts				$137	$4	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	$7,300	$435	$316	$0	$(4)

Total Swap Agreements					$435	$316	$0	$(4)

(f)	Securities with an aggregate market value of $226 and cash of $287 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2013		$1,488	RUB	48,434	$6	$0
	11/2013		3,953	EUR	2,958	50	0
BRC	10/2013	BRL	693		$309	0	(4)
	10/2013	INR	133,498		2,214	92	0
	10/2013	RUB	46,421		1,440	9	0
	10/2013	TRY	455		240	15	0
	10/2013		$311	BRL	693	2	0
CBK	10/2013	INR	27,394		$433	0	(2)
	10/2013	TRY	354		180	5	0
	10/2013		$1,747	INR	103,210	0	(107)
	11/2013	GBP	130		$204	0	(7)
	01/2014		$423	INR	27,394	1	0
DUB	10/2013	INR	37,672		$621	22	0
	10/2013		$180	ZAR	1,735	0	(7)
	10/2013	ZAR	1,735		$173	1	0
	01/2014		1,735		177	7	0
FBF	10/2013	BRL	1,470		659	0	(4)
	10/2013		$617	BRL	1,471	46	0
	11/2013	BRL	380		$164	0	(7)
HUS	10/2013	RUB	2,012		62	0	0
	01/2014		$61	RUB	2,012	0	0
JPM	10/2013	INR	7,369		$122	5	0
	10/2013		$446	TRY	814	0	(43)
	12/2013	MXN	11,322		$854	0	(6)
MSC	10/2013	BRL	2,220		920	0	(82)
	10/2013		$992	BRL	2,220	10	0
	11/2013	BRL	750		$328	0	(7)
	01/2014		693		307	0	0
UAG	10/2013	COP	566,080		290	0	(6)
	10/2013	INR	488		8	0	0
	10/2013		$1,748	INR	103,210	0	(108)
	11/2013	EUR	7,398		$9,943	0	(67)

Total Forward Foreign Currency Contracts						$271	$(457)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$28,300	$(105)	$(14)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	25,600	(99)	(12)

							$(204)	$(26)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor-OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$800	$(10)	$(1)
DUB	Floor-OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	800	(8)	(1)

						$(18)	$(2)

Total Written Options						$(222)	$(28)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	12/20/2013	0.977%	$200	$(1)	$1	$0	$0
	Qatar Government International Bond	1.000%	03/20/2016	0.317%	500	0	9	9	0
	South Africa Government International Bond	1.000%	09/20/2014	0.703%	1,300	(1)	5	4	0
BPS	Brazil Government International Bond	1.000%	03/20/2015	0.857%	900	4	(2)	2	0
BRC	Export-Import Bank of China	1.000%	09/20/2017	0.778%	550	(19)	24	5	0
	Indonesia Government International Bond	2.320%	12/20/2016	1.701%	1,000	0	20	20	0
	Mexico Government International Bond	1.000%	12/20/2014	0.492%	300	(10)	12	2	0
CBK	Brazil Government International Bond	1.000%	03/20/2016	1.120%	200	(2)	1	0	(1)
	Brazil Government International Bond	1.000%	03/20/2021	2.019%	1,300	(58)	(29)	0	(87)
	China Government International Bond	1.000%	12/20/2016	0.486%	100	(5)	6	1	0
	Rosneft Oil Co.	1.000%	06/20/2014	1.089%	500	(2)	2	0	0
	Rosneft Oil Co.	1.000%	03/20/2015	1.441%	1,000	(26)	20	0	(6)
	Rosneft Oil Co. via Rosneft International Finance Ltd.	1.000%	09/20/2014	1.226%	500	0	(1)	0	(1)
	Sberbank of Russia	1.000%	09/20/2014	0.984%	500	0	0	0	0
	Turkey Government International Bond	1.000%	09/20/2014	1.116%	400	0	0	0	0
DUB	Brazil Government International Bond	1.000%	06/20/2015	0.930%	300	1	0	1	0
	Brazil Government International Bond	1.000%	03/20/2018	1.599%	7,200	(97)	(85)	0	(182)
	China Government International Bond	1.000%	12/20/2016	0.486%	500	(23)	32	9	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.246%	100	(1)	3	2	0
	Petrobras International Finance Co.	1.000%	09/20/2014	1.250%	1,500	(10)	7	0	(3)
	Qatar Government International Bond	1.000%	03/20/2016	0.317%	100	(1)	3	2	0
	Turkey Government International Bond	1.000%	06/20/2021	2.455%	100	(9)	0	0	(9)
FBF	China Government International Bond	1.000%	12/20/2016	0.486%	300	(15)	20	5	0
	Export-Import Bank of China	1.000%	12/20/2016	0.595%	200	(19)	22	3	0
	Indonesia Government International Bond	1.000%	06/20/2021	3.100%	2,900	(188)	(197)	0	(385)
GST	Brazil Government International Bond	1.000%	03/20/2015	0.857%	400	2	(1)	1	0
HUS	Mexico Government International Bond	1.000%	03/20/2021	1.503%	800	(37)	10	0	(27)
	Petrobras International Finance Co.	1.000%	09/20/2014	1.250%	200	0	0	0	0
	Petrobras International Finance Co.	1.000%	09/20/2015	1.768%	300	(10)	5	0	(5)
	South Africa Government International Bond	1.000%	03/20/2023	2.458%	2,430	(214)	(60)	0	(274)
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.985%	300	(4)	5	1	0
	Brazil Government International Bond	1.000%	12/20/2019	1.896%	1,000	(37)	(13)	0	(50)
	China Government International Bond	1.000%	12/20/2016	0.486%	400	(20)	26	6	0
	Indonesia Government International Bond	1.000%	03/20/2015	1.056%	2,375	(93)	91	0	(2)
	Petrobras International Finance Co.	1.000%	09/20/2015	1.768%	300	(9)	4	0	(5)
	Russia Government International Bond	1.000%	09/20/2018	1.709%	300	(9)	(1)	0	(10)
	Russia Government International Bond	1.000%	06/20/2023	2.260%	1,900	(146)	(45)	0	(191)
	Spain Government International Bond	1.000%	12/20/2013	0.742%	200	(1)	2	1	0
MYC	Brazil Government International Bond	1.000%	03/20/2016	1.120%	3,800	(38)	28	0	(10)
	Brazil Government International Bond	2.100%	08/20/2016	1.243%	250	0	7	7	0
	China Government International Bond	1.000%	12/20/2016	0.486%	1,200	(56)	76	20	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.246%	100	(1)	3	2	0
	Petrobras International Finance Co.	1.000%	09/20/2015	1.768%	1,000	(34)	20	0	(14)
RYL	China Government International Bond	1.000%	06/20/2016	0.419%	600	6	3	9	0
UAG	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.246%	400	0	8	8	0
	Indonesia Government International Bond	1.000%	03/20/2015	1.056%	375	(15)	15	0	0
	Indonesia Government International Bond	1.000%	06/20/2021	3.100%	100	(7)	(7)	0	(14)

						$(1,205)	$49	$120	$(1,276)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.EM-20 5-Year Index	5.000%	12/20/2018	$1,600	$179	$(22)	$157	$0
BRC	CDX.EM-18 5-Year Index	5.000%	12/20/2017	100	12	(5)	7	0
CBK	CDX.EM-20 5-Year Index	5.000%	12/20/2018	140	15	0	15	0
DUB	CDX.EM-20 5-Year Index	5.000%	12/20/2018	3,600	409	(58)	351	0
GST	CDX.EM-19 5-Year Index	5.000%	06/20/2018	100	10	(2)	8	0
	CDX.EM-20 5-Year Index	5.000%	12/20/2018	200	22	(3)	19	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	1,000	83	(51)	32	0
UAG	CDX.EM-15 5-Year Index	5.000%	06/20/2016	2,500	230	(98)	132	0

					$960	$(239)	$721	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	41,100	$45	$53	$98	$0
DUB	Pay	1-Year BRL-CDI	8.600%	01/02/2017	BRL	10,100	9	(256)	0	(247)
HUS	Pay	1-Year BRL-CDI	11.935%	01/02/2014		11,700	(14)	390	376	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	31,322	3	71	74	0
JPM	Pay	1-Year BRL-CDI	11.820%	01/02/2014	BRL	60,900	(191)	2,043	1,852	0
	Pay	1-Year BRL-CDI	8.650%	01/02/2017		6,000	10	(153)	0	(143)
	Pay	28-Day MXN-TIIE	8.950%	02/19/2019	MXN	11,000	0	142	142	0
	Pay	28-Day MXN-TIIE	5.250%	09/06/2019		70,000	(68)	(53)	0	(121)
UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017	BRL	31,000	(80)	(816)	0	(896)

							$(286)	$1,421	$2,542	$(1,407)

Total Swap Agreements							$(531)	$1,231	$3,383	$(2,683)

(h)	Securities with an aggregate market value of $1,519 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Armenia
Sovereign Issues	$0	$489	$0	$489
Austria
Corporate Bonds & Notes	0	165	0	165
Bahrain
Sovereign Issues	0	1,004	0	1,004
Bermuda
Corporate Bonds & Notes	0	2,233	0	2,233
Brazil
Corporate Bonds & Notes	0	34,682	0	34,682
Sovereign Issues	0	5,927	0	5,927
Canada
Corporate Bonds & Notes	0	1,105	0	1,105
Cayman Islands
Corporate Bonds & Notes	0	5,131	836	5,967
Chile
Corporate Bonds & Notes	0	5,125	0	5,125
Sovereign Issues	0	123	0	123
China
Corporate Bonds & Notes	0	1,271	0	1,271
Colombia
Corporate Bonds & Notes	0	4,768	0	4,768
Sovereign Issues	0	1,167	0	1,167
Costa Rica
Sovereign Issues	0	1,061	0	1,061
Croatia
Corporate Bonds & Notes	0	268	0	268
Dominican Republic
Corporate Bonds & Notes	0	515	0	515
El Salvador
Sovereign Issues	0	4,168	0	4,168
Gabon
Sovereign Issues	0	565	0	565
Guatemala
Sovereign Issues	0	1,082	0	1,082
Hong Kong
Corporate Bonds & Notes	0	977	0	977
Hungary
Sovereign Issues	0	98	0	98
India
Corporate Bonds & Notes	0	3,070	0	3,070
Indonesia
Corporate Bonds & Notes	0	5,399	0	5,399
Sovereign Issues	0	8,538	0	8,538
Ireland
Corporate Bonds & Notes	0	14,106	0	14,106
Israel
Corporate Bonds & Notes	0	329	0	329
Sovereign Issues	0	719	0	719
Kazakhstan
Corporate Bonds & Notes	0	13,345	0	13,345
Luxembourg
Corporate Bonds & Notes	0	21,126	0	21,126
Mexico
Common Stocks	0	0	0	0
Corporate Bonds & Notes	0	26,437	0	26,437
Sovereign Issues	0	9,276	0	9,276
Mongolia
Sovereign Issues	0	1,542	0	1,542
Morocco
Sovereign Issues	0	2,013	0	2,013
Netherlands
Corporate Bonds & Notes	0	1,932	0	1,932
Panama
Sovereign Issues	0	3,770	0	3,770
Peru
Corporate Bonds & Notes	0	196	0	196
Sovereign Issues	0	1,930	0	1,930
Philippines
Corporate Bonds & Notes	0	1,566	0	1,566
Sovereign Issues	0	2,189	0	2,189
Poland
Sovereign Issues	0	234	0	234
Qatar
Corporate Bonds & Notes	0	3,441	0	3,441
Russia
Corporate Bonds & Notes	0	3,691	0	3,691
Sovereign Issues	0	14,492	0	14,492
Senegal
Sovereign Issues	0	211	0	211
Serbia
Sovereign Issues	0	598	0	598
South Africa
Corporate Bonds & Notes	0	2,492	0	2,492
Sovereign Issues	0	809	0	809
South Korea
Corporate Bonds & Notes	0	1,663	0	1,663
Spain
Sovereign Issues	0	1,125	0	1,125
Sri Lanka
Corporate Bonds & Notes	0	617	0	617
Sovereign Issues	0	547	0	547
Sweden
Corporate Bonds & Notes	0	297	0	297
Thailand
Corporate Bonds & Notes	0	941	0	941
Trinidad and Tobago
Corporate Bonds & Notes	0	2,012	0	2,012
Turkey
Corporate Bonds & Notes	0	992	0	992
Sovereign Issues	0	16,219	0	16,219
Ukraine
Sovereign Issues	0	1,421	0	1,421
United Arab Emirates
Corporate Bonds & Notes	0	840	0	840
Sovereign Issues	0	1,100	0	1,100
United Kingdom
Corporate Bonds & Notes	0	447	0	447
United States
Corporate Bonds & Notes	0	1,846	0	1,846
Mortgage-Backed Securities	0	1,116	0	1,116
U.S. Government Agencies	0	199	0	199
U.S. Treasury Obligations	0	452	0	452
Uruguay
Sovereign Issues	0	1,709	0	1,709
Venezuela
Corporate Bonds & Notes	0	19,596	0	19,596
Sovereign Issues	0	17,301	0	17,301
Virgin Islands (British)
Corporate Bonds & Notes	0	9,348	0	9,348
Zambia
Sovereign Issues	0	440	0	440
Short-Term Instruments
Repurchase Agreements	0	101	0	101
U.S. Treasury Bills	0	1,293	0	1,293
	$0	$296,997	$836	$297,833

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,726	$0	$0	$15,726
Total Investments	$15,726	$296,997	$836	$313,559

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	0	0	4
Over the counter	0	3,654	0	3,654
	$4	$3,654	$0	$3,658

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4)	0	(4)
Over the counter	0	(3,166)	(2)	(3,168)

	$0	$(3,170)	$(2)	$(3,172)

Totals	$15,730	$297,481	$834	$314,045

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$882	$0	$(32)	$26	$6	$78	$0	$(124)	$836	$81
Mexico
Common Stocks	0	0	0	0	0	0	0	0	0	0

	$882	$0	$(32)	$26	$6	$78	$0	$(124)	$836	$81
Financial Derivative Instruments - Liabilities
Over the counter	$(42)	$243	$0	$0	$(231)	$28	$0	$0	$(2)	$1

Totals	$840	$243	$(32)	$26	$(225)	$106	$0	$(124)	$834	$82

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within
Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$836	Benchmark Pricing	Base Price	52.00 - 91.00
Mexico
Common Stocks	0	Other Valuation Techniques (3)	—	—
Financial Derivative Instruments - Liabilities
Over the counter	(2)	Indicative Market Quotation	Broker Quote	0.12 - 0.13

Total	$834

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.2%
AUSTRALIA 3.2%
CORPORATE BONDS & NOTES 2.8%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2016		$700	$704
Commonwealth Bank of Australia
3.492% due 08/13/2014		500	513
Westpac Banking Corp.
1.250% due 12/14/2018		800	788

			2,005

MORTGAGE-BACKED SECURITIES 0.2%
Puma Finance Ltd.
2.979% due 08/22/2037	AUD	64	59
Torrens Trust
2.983% due 10/19/2038		85	78

			137

SOVEREIGN ISSUES 0.2%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		100	115

Total Australia (Cost $2,273)			2,257

CANADA 1.0%
SOVEREIGN ISSUES 1.0%
Province of British Columbia
4.300% due 06/18/2042	CAD	100	102
Province of Ontario
1.900% due 09/08/2017		500	483
6.200% due 06/02/2031		100	124

Total Canada (Cost $707)			709

CAYMAN ISLANDS 0.2%
ASSET-BACKED SECURITIES 0.2%
Kingsland Ltd.
0.504% due 06/13/2019		$71	71
Stanfield Bristol CLO Ltd.
0.524% due 10/15/2019		82	82

Total Cayman Islands (Cost $151)			153

DENMARK 0.0%
CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	18	4

Total Denmark (Cost $2)			4

FRANCE 14.2%
CORPORATE BONDS & NOTES 4.1%
Dexia Credit Local S.A.
0.744% due 04/29/2014		$400	400
2.750% due 01/10/2014		1,800	1,811
2.750% due 04/29/2014		700	709

			2,920

SOVEREIGN ISSUES 10.1%
Caisse d’Amortissement de la Dette Sociale
3.500% due 07/01/2014		300	307
France Government Bond
1.000% due 05/25/2018	EUR	3,000	4,049
1.000% due 11/25/2018		1,200	1,607

3.750% due 04/25/2017		800	1,196

			7,159

Total France (Cost $9,893)			10,079

GERMANY 3.5%
CORPORATE BONDS & NOTES 1.1%
KFW
6.250% due 05/19/2021	AUD	400	415
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		400	358

			773

SOVEREIGN ISSUES 2.4%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	103	139
2.500% due 07/04/2044		400	530
4.000% due 01/04/2037		600	1,011

			1,680

Total Germany (Cost $2,466)			2,453

IRELAND 0.4%
ASSET-BACKED SECURITIES 0.4%
Race Point CLO Ltd.
0.528% due 04/15/2020		$267	265

Total Ireland (Cost $263)			265

ITALY 10.0%
ASSET-BACKED SECURITIES 0.3%
Berica Asset-Backed Security SRL
0.521% due 12/30/2055	EUR	149	193

MORTGAGE-BACKED SECURITIES 0.5%
Berica Residential MBS SRL
0.537% due 03/31/2048		281	348

SOVEREIGN ISSUES 9.2%
Italy Buoni Poliennali Del Tesoro
3.500% due 11/01/2017		200	275
3.500% due 06/01/2018		1,400	1,916
4.500% due 08/01/2018		1,300	1,857
4.750% due 05/01/2017		100	144
4.750% due 06/01/2017		500	718
4.750% due 08/01/2023		300	421
5.250% due 08/01/2017		400	585
5.500% due 11/01/2022		200	292
Italy Government International Bond
6.000% due 08/04/2028	GBP	200	323

			6,531

Total Italy (Cost $6,863)			7,072

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Fiat Finance & Trade S.A.
6.125% due 07/08/2014	EUR	100	139

Total Luxembourg (Cost $133)			139

MEXICO 5.5%
SOVEREIGN ISSUES 5.5%
Mexico Government International Bond
8.000% due 12/19/2013	MXN	46,800	3,612
8.000% due 06/11/2020		2,500	218
10.000% due 12/05/2024		1,000	101

Total Mexico (Cost $4,118)			3,931

NETHERLANDS 0.5%
ASSET-BACKED SECURITIES 0.5%
Cadogan Square CLO BV
0.562% due 01/17/2023	EUR	251	332

Total Netherlands (Cost $328)			332

NEW ZEALAND 5.1%
SOVEREIGN ISSUES 5.1%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	1,700	1,471
5.500% due 04/15/2023		1,000	890
6.000% due 05/15/2021		1,300	1,190
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		100	79

Total New Zealand (Cost $3,575)			3,630

NORWAY 0.6%
SOVEREIGN ISSUES 0.6%
Kommunalbanken A/S
0.628% due 03/27/2017		$400	404

Total Norway (Cost $400)			404

SPAIN 8.9%
CORPORATE BONDS & NOTES 0.8%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	200	277
Banco Espanol de Credito S.A.
4.250% due 09/16/2014		200	280

			557

SOVEREIGN ISSUES 8.1%
Autonomous Community of Madrid
4.305% due 03/06/2014		400	549
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013		100	136
Instituto de Credito Oficial
1.971% due 03/25/2014		100	136
6.125% due 02/27/2014	AUD	200	186
Spain Government International Bond
3.750% due 10/31/2018	EUR	700	973
4.500% due 01/31/2018		1,700	2,454
5.400% due 01/31/2023		400	588
5.500% due 07/30/2017		200	299
Xunta de Galicia
6.131% due 04/03/2018		300	449

			5,770

Total Spain (Cost $6,112)			6,327

SUPRANATIONAL 3.2%
CORPORATE BONDS & NOTES 3.2%
Council of Europe Development Bank
5.625% due 12/14/2015	AUD	800	784
EUROFIMA
5.625% due 10/24/2016		200	198
European Investment Bank
6.000% due 08/06/2020		700	702
Inter-American Development Bank
6.000% due 02/26/2021		600	616

Total Supranational (Cost $2,569)			2,300

SWEDEN 0.9%
CORPORATE BONDS & NOTES 0.6%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	1,500	237

Swedbank Hypotek AB
3.750% due 12/20/2017		1,100	181

			418

SOVEREIGN ISSUES 0.3%
Sweden Government International Bond
4.250% due 03/12/2019		1,200	210

Total Sweden (Cost $621)			628

UNITED KINGDOM 10.6%
BANK LOAN OBLIGATIONS 0.1%
Virgin Media Investment Holdings Ltd.
3.500% due 06/07/2020		$100	100

CORPORATE BONDS & NOTES 0.1%
HBOS PLC
6.750% due 05/21/2018		100	112

MORTGAGE-BACKED SECURITIES 2.2%
Eurosail PLC
0.677% due 06/10/2044	GBP	66	102
Fosse Master Issuer PLC
2.610% due 10/18/2054		200	330
Granite Master Issuer PLC
0.520% due 12/20/2054		$100	94
Mansard Mortgages PLC
1.167% due 12/15/2049	GBP	329	505
Newgate Funding PLC
1.517% due 12/15/2050		400	562

			1,593

SOVEREIGN ISSUES 8.2%
United Kingdom Gilt
0.125% due 03/22/2024 (c)(f)		826	1,387
1.875% due 11/22/2022 (c)(f)		731	1,448
3.250% due 01/22/2044		400	614
4.250% due 06/07/2032 (f)		400	735
4.250% due 03/07/2036		100	184
4.250% due 12/07/2040 (f)		400	739
4.500% due 09/07/2034 (f)		300	570
4.500% due 12/07/2042		100	193

			5,870

Total United Kingdom (Cost $7,368)			7,675

UNITED STATES 21.3%
ASSET-BACKED SECURITIES 1.6%
Amortizing Residential Collateral Trust
0.759% due 07/25/2032		$1	1
0.879% due 10/25/2031		2	1
Amresco Residential Securities Mortgage Loan Trust
1.119% due 06/25/2029		1	1
Bear Stearns Asset-Backed Securities Trust
0.249% due 12/25/2036		17	17
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 01/25/2032		1	1
First Alliance Mortgage Loan Trust
0.184% due 12/20/2027		1	1
Home Equity Mortgage Loan Asset-Backed Trust
0.629% due 08/25/2035		200	196
Long Beach Mortgage Loan Trust
0.739% due 10/25/2034		12	12
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^		230	142
Residential Asset Securities Corp. Trust
0.679% due 07/25/2032 ^		3	2
SLM Student Loan Trust
0.766% due 10/25/2017		204	204
1.766% due 04/25/2023		528	543
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.759% due 01/25/2033		2	2

			1,123

BANK LOAN OBLIGATIONS 0.6%
Dell, Inc.
4.500% due 03/24/2020		400	394

Springleaf Financial Funding Co.
5.500% due 05/10/2017		59	59

			453

CORPORATE BONDS & NOTES 3.9%
Ally Financial, Inc.
3.652% due 06/20/2014		200	203
4.625% due 06/26/2015		100	104
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	200	299
CIT Group, Inc.
5.250% due 04/01/2014		$300	306
International Lease Finance Corp.
6.750% due 09/01/2016		200	220
Jones Group, Inc.
5.125% due 11/15/2014		200	207
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		200	54
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,121
WM Covered Bond Program
4.375% due 09/16/2014	EUR	200	277

			2,791

MORTGAGE-BACKED SECURITIES 6.4%
American Home Mortgage Investment Trust
1.873% due 09/25/2045		$96	89
Banc of America Large Loan Trust
2.482% due 11/15/2015		618	620
Banc of America Mortgage Trust
2.928% due 02/25/2036 ^		79	67
Bear Stearns Adjustable Rate Mortgage Trust
2.578% due 08/25/2033		5	5
2.600% due 03/25/2035		82	83
2.793% due 03/25/2035		8	8
5.280% due 08/25/2035		35	36
Bear Stearns Alt-A Trust
0.339% due 02/25/2034		96	94
2.677% due 11/25/2035 ^		57	43
2.735% due 09/25/2035		64	53
2.750% due 03/25/2036 ^		118	79
2.804% due 08/25/2036 ^		73	51
Bear Stearns Structured Products, Inc.
2.759% due 12/26/2046		51	31
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035		15	15
2.290% due 09/25/2035		26	25
Countrywide Alternative Loan Trust
0.390% due 03/20/2046		119	82
0.459% due 02/25/2037		102	74
1.099% due 12/25/2035		148	106
1.543% due 11/25/2035		26	18
5.250% due 06/25/2035		20	17
Countrywide Home Loan Mortgage Pass-Through Trust
0.409% due 05/25/2035		50	41
0.499% due 03/25/2035		107	76
0.509% due 02/25/2035		12	11
2.823% due 08/25/2034		51	45
2.859% due 11/25/2034		17	16
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		2	2
CSMC Mortgage-Backed Trust
5.863% due 02/25/2037 ^		242	143
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)		400	7
1.559% due 11/10/2046 (a)		954	39
GSR Mortgage Loan Trust
2.796% due 01/25/2036 ^		145	135
Harborview Mortgage Loan Trust
2.595% due 05/19/2033		8	8
IndyMac Mortgage Loan Trust
0.419% due 07/25/2035		43	37
JPMorgan Mortgage Trust
2.347% due 07/27/2037		191	162
2.794% due 02/25/2036 ^		86	74
Mellon Residential Funding Corp.
0.622% due 12/15/2030		13	13
Merrill Lynch Floating Trust
0.720% due 07/09/2021		137	137
Merrill Lynch Mortgage Investors Trust
1.666% due 10/25/2035		23	22
Morgan Stanley Bank of America Merrill Lynch Trust
1.656% due 12/15/2048 (a)		1,290	97

Morgan Stanley Mortgage Loan Trust
2.262% due 06/25/2036	93	85
Residential Accredit Loans, Inc. Trust
0.329% due 02/25/2047	51	30
0.359% due 06/25/2046	418	181
0.389% due 04/25/2046	115	53
Structured Adjustable Rate Mortgage Loan Trust
2.550% due 04/25/2034	16	16
Structured Asset Mortgage Investments Trust
0.389% due 05/25/2046	20	15
0.399% due 05/25/2036	144	91
0.399% due 09/25/2047	200	131
0.409% due 05/25/2045	37	30
0.761% due 07/19/2034	6	6
0.841% due 09/19/2032	5	4
0.881% due 03/19/2034	11	11
1.653% due 08/25/2047	64	50
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	46
Thornburg Mortgage Securities Trust
1.429% due 06/25/2047	30	27
5.750% due 06/25/2047	91	87
Wachovia Mortgage Loan Trust LLC
2.737% due 10/20/2035 ^	276	240
WaMu Mortgage Pass-Through Certificates
0.489% due 01/25/2045	12	11
1.133% due 06/25/2046	72	63
1.159% due 02/25/2046	160	147
2.204% due 02/27/2034	10	10
2.207% due 03/25/2033	22	22
2.496% due 03/25/2035	136	135
Washington Mutual MSC Mortgage Pass-Through Certificates
1.093% due 07/25/2046 ^	44	23
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 07/25/2036 ^	121	116
2.636% due 04/25/2036	17	17
2.666% due 06/25/2035	61	61
2.729% due 03/25/2036	164	158

		4,527

MUNICIPAL BONDS & NOTES 0.5%
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	200	232
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	100	112

		344

	SHARES
PREFERRED SECURITIES 0.7%
DG Funding Trust
2.534% due 10/30/2013 (d)	65	460
SLM Corp. CPI Linked Security
3.568% due 01/16/2018	900	20

		480

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 5.4%
Fannie Mae
0.299% due 03/25/2034	$13	13
0.329% due 08/25/2034	9	8
0.529% due 09/25/2042	29	29
0.609% due 11/25/2040	211	210
0.629% due 11/25/2040	248	248
1.359% due 10/01/2044	30	31
2.381% due 12/01/2034	10	10
2.442% due 05/25/2035	27	29
2.492% due 11/01/2034	77	82
3.500% due 11/01/2021	97	100
5.480% due 07/01/2018	200	224
6.000% due 07/25/2044	19	21
Freddie Mac
0.682% due 12/15/2032	20	20
0.782% due 12/15/2037	74	74
1.359% due 10/25/2044	83	85
2.345% due 02/01/2029	8	9
2.500% due 03/01/2035	25	25
2.568% due 04/01/2035	158	167

Ginnie Mae
1.625% due 04/20/2028 - 06/20/2030		3	3
2.000% due 04/20/2030 - 05/20/2030		3	2
NCUA Guaranteed Notes
0.652% due 11/05/2020		1,603	1,610
0.742% due 12/08/2020		388	391
Tennessee Valley Authority
6.250% due 12/15/2017		400	477

			3,868

U.S. TREASURY OBLIGATIONS 2.2%
U.S. Treasury Bonds
2.750% due 11/15/2042 (j)		200	166
3.625% due 08/15/2043		400	395
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2023 (f)(h)(j)		810	789
2.375% due 01/15/2025 (h)		124	148
U.S. Treasury Notes
2.000% due 02/15/2023		100	95

			1,593

Total United States (Cost $15,554)			15,179

SHORT-TERM INSTRUMENTS 12.9%
REPURCHASE AGREEMENTS (e) 0.7%			475

MEXICO TREASURY BILLS 11.8%
3.858% due 10/03/2013 - 03/20/2014 (b)	MXN	110,490	8,365

U.S. TREASURY BILLS 0.4%
0.033% due 03/13/2014 (j)		$270	270

Total Short-Term Instruments (Cost $9,406)			9,110

Total Investments in Securities (Cost $72,802)			72,647

	SHARES
INVESTMENTS IN AFFILIATES 5.1%
SHORT-TERM INSTRUMENTS 5.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio		363,107	3,634

Total Short-Term Instruments (Cost $3,634)			3,634

Total Investments in Affiliates (Cost $3,634)			3,634

Total Investments 107.3% (Cost $76,436)			$76,281
Financial Derivative Instruments (g)(i) (0.8%) (Cost or Premiums, net $(13))			(553)
Other Assets and Liabilities, net (6.5%)			(4,616)

Net Assets 100.0%			$71,112

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$475	Fannie Mae 2.200% due 10/17/2022	$(488)	$475	$475

Total Repurchase Agreements						$(488)	$475	$475

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(2)		Payable for Sale-Buyback Transactions(3)
BCY	0.130%	09/23/2013	10/16/2013		$(421)	$(421)
BPS	0.460%	09/30/2013	11/14/2013	GBP	(459)	(746)
	0.480%	09/30/2013	10/25/2013		(897)	(1,458)
MYI	0.500%	09/30/2013	11/14/2013		(813)	(1,322)
	0.550%	09/30/2013	10/25/2013		(535)	(869)

Total Sale-Buyback Transactions						$(4,816)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $2,880 at a weighted average interest rate of 0.414%.
(3)	Payable for sale-buyback transactions includes $17 of deferred price drop on sale-buyback transactions.

(f)	Securities with an aggregate market value of $4,782 have been pledged as collateral under the terms of master agreements as of September 30, 2013.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2014	11	$1	$2	$0
3-Month Euribor December Futures	Long	12/2015	26	(4)	4	(1)
3-Month Euribor June Futures	Long	06/2015	35	(1)	0	(1)
3-Month Euribor March Futures	Long	03/2015	9	0	1	0
3-Month Euribor September Futures	Long	09/2015	48	(1)	7	(1)
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	55	(150)	2	0
90-Day Eurodollar December Futures	Long	12/2014	48	13	2	0
90-Day Eurodollar June Futures	Long	06/2014	28	0	0	0
90-Day Eurodollar June Futures	Long	06/2015	39	3	2	0
90-Day Eurodollar March Futures	Long	03/2015	30	2	2	0
90-Day Eurodollar September Futures	Long	09/2014	38	2	1	0
90-Day Eurodollar September Futures	Long	09/2015	22	1	1	0
Australia Government 10-Year Bond December Futures	Short	12/2013	1	(1)	0	(1)
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	8	0	0	0
Euro-Bobl December Futures	Short	12/2013	6	(11)	0	(2)
Euro-BTP Italy Government Bond December Futures	Long	12/2013	10	(3)	0	(9)
Euro-Bund 10-Year Bond December Futures	Long	12/2013	19	59	15	0
Japan Government 10-Year Bond December Futures	Long	12/2013	8	97	10	(2)
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	8	2	0	0
U.S. Treasury 10-Year Note December Futures	Short	12/2013	40	(74)	0	(2)
U.S. Treasury Long Bond December Futures	Short	12/2013	6	(24)	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	126	7	4	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2015	6	(7)	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2014	8	1	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2015	23	0	1	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	13	(1)	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	20	1	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2015	53	(39)	3	(1)
United Kingdom Government 10-Year Gilt December Futures	Short	12/2013	26	(80)	1	(17)

Total Futures Contracts				$(207)	$59	$(41)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.300%	06/19/2023	CAD	100	$6	$4	$0	$0
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		$1,200	(4)	3	0	(1)
Pay	6-Month EUR-EURIBOR	2.250%	03/19/2024	EUR	1,000	3	0	0	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	470,000	(85)	(78)	12	0

Total Swap Agreements						$(80)	$(71)	$12	$(1)

(1)	Unsettled variation margin liability of $(2) for closed exchange-traded and centrally cleared derivatives is outstanding at period end.

(h)	Securities with an aggregate market value of $397 and cash of $534 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2013	EUR	3,565		$4,758	$0	$(66)
	10/2013	GBP	3,983		6,186	0	(263)
	10/2013	JPY	42,574		431	0	(3)
	11/2013	MXN	982		78	4	0
	12/2013		$105	MXN	1,360	0	(2)
	09/2015		70	CNY	430	0	(1)
BPS	10/2013	AUD	491		$449	0	(9)
	10/2013		$253	EUR	187	0	0
	11/2013	AUD	937		$873	0	0
	11/2013		$120	AUD	128	0	0
BRC	10/2013	BRL	108		$49	0	0
	10/2013	EUR	870		1,154	0	(23)
	10/2013	GBP	136		214	0	(7)
	10/2013	JPY	25,000		252	0	(3)
	10/2013	RUB	800		24	0	(1)
	10/2013		$48	BRL	108	0	0
	10/2013		34	CAD	35	0	0
	10/2013		961	JPY	94,258	0	(2)
	10/2013		79	RUB	2,515	0	(1)
	11/2013	BRL	174		$73	0	(5)
	11/2013	EUR	1,642		2,213	0	(8)
	11/2013	GBP	218		353	0	0
	11/2013		$372	EUR	275	0	0
	12/2013		24	MXN	310	0	0
	04/2014		72	CNY	438	0	(1)
	09/2015		154		941	0	(4)
CBK	10/2013	EUR	7,741		$10,320	0	(153)
	10/2013		$447	AUD	481	2	0
	10/2013		2,199	EUR	1,670	61	0
	10/2013		883	GBP	565	32	0
	10/2013		7	HKD	54	0	0
	10/2013		148	IDR	1,560,422	0	(14)
	10/2013		15	ZAR	149	0	0
	11/2013	AUD	256		$240	1	0
	11/2013		$852	EUR	630	0	0
	11/2013		13	JPY	1,275	0	0
	12/2013	CAD	1,081		$1,054	7	0
	12/2013	MXN	7,944		603	1	(1)
	04/2014		$104	CNY	633	0	(1)
	09/2015		577		3,492	0	(20)
DUB	10/2013	AUD	141		$131	0	0
	10/2013	BRL	333		149	0	(1)
	10/2013		$3,651	AUD	3,896	0	(16)
	10/2013		150	BRL	333	0	0
	10/2013		6,840	GBP	4,285	97	0
	10/2013		134	JPY	13,148	0	0
	10/2013		2,105	NZD	2,547	11	0
	11/2013	AUD	3,896		$3,643	16	0
	11/2013	GBP	4,285		6,838	0	(97)
	11/2013	NZD	2,547		2,100	0	(11)
	12/2013		$48	CLP	24,908	1	0
	12/2013		223	MXN	2,890	0	(4)
	01/2014	BRL	333		$147	0	0
FBF	10/2013	GBP	84		133	0	(3)
	10/2013		$305	GBP	196	12	0
	10/2013		21	JPY	2,076	0	0
	11/2013		336	BRL	781	13	0
	12/2013	MXN	3,351		$263	9	0
GLM	10/2013	EUR	148		200	0	0
	10/2013		$11,514	EUR	8,509	0	(3)
	10/2013		668	GBP	417	7	0
	11/2013	EUR	8,447		$11,431	3	0
	11/2013	SEK	1,870		285	0	(6)
	12/2013	MXN	4,737		353	0	(7)
	03/2014		51,043		3,875	36	(9)
GST	04/2014		$27	CNY	164	0	0
HUS	10/2013	AUD	317		$297	3	(2)
	10/2013	GBP	629		1,010	0	(9)
	10/2013	JPY	69,335		699	0	(6)
	10/2013	MXN	7,860		637	38	0
	10/2013	RUB	1,004		30	0	(1)
	10/2013		$374	EUR	276	0	0
	10/2013		156	JPY	15,300	0	0
	10/2013		21	NZD	26	0	0
	11/2013	AUD	141		$131	0	0
	11/2013	EUR	416		562	0	(1)
	11/2013	GBP	103		165	0	(1)
	11/2013	SEK	2,250		345	0	(5)
	11/2013		$1,017	EUR	753	2	0
	11/2013		4,360	GBP	2,703	15	0
	11/2013		84	NZD	102	0	0
	12/2013	MXN	1,238		$97	3	0
	12/2013		$112	MXN	1,477	0	0
	04/2014		48	CNY	292	0	(1)
JPM	10/2013	EUR	4,775		$6,355	0	(105)
	10/2013	IDR	1,600,595		152	14	0
	10/2013	MXN	21,597		1,742	92	0
	10/2013	RUB	327		10	0	0
	10/2013		$260	AUD	278	1	(1)
	10/2013		319	JPY	31,500	2	0
	10/2013	ZAR	1,006		$100	0	0
	11/2013	GBP	288		461	0	(5)
	11/2013		$179	AUD	191	0	(1)
	11/2013		183	GBP	114	2	0
	12/2013	MXN	1,505		$118	4	0
	12/2013		$301	CAD	312	1	0
	12/2013		112	MXN	1,476	0	0
	04/2014		46	CNY	280	0	(1)
	09/2015		106		640	0	(4)
MSC	10/2013	BRL	344		$142	0	(13)
	10/2013	EUR	205		274	0	(4)
	10/2013	GBP	681		1,083	0	(20)
	10/2013	MXN	10,785		860	36	0
	10/2013		$152	BRL	344	4	0
	10/2013		5,468	EUR	4,056	20	0
	10/2013		80	GBP	50	1	0
	10/2013		697	JPY	69,200	7	0
	11/2013	BRL	344		$151	0	(3)
	11/2013	EUR	3,835		5,174	0	(16)
	11/2013	MXN	3,353		266	11	0
	12/2013		52,105		4,113	159	(2)
	12/2013		$458	MXN	5,937	0	(7)
	09/2015		70	CNY	431	0	(1)
RBC	10/2013	AUD	3,847		$3,437	0	(152)
	10/2013	NZD	4,495		3,479	0	(254)
	10/2013		$1,610	NZD	1,948	8	0
	11/2013	NZD	1,948		$1,606	0	(8)
RYL	11/2013	EUR	1,201		1,626	1	0
	12/2013	MXN	3,075		234	0	0
	04/2014		$45	CNY	275	0	0
SCX	10/2013	CNY	8,253		$1,329	0	(18)
	10/2013		$1,340	CNY	8,253	7	0
	01/2014	CNY	8,253		$1,337	0	(3)
UAG	10/2013	BRL	225		102	1	0
	10/2013	NZD	34		28	0	0
	10/2013		$101	BRL	225	1	0
	10/2013		3,567	EUR	2,645	12	0
	10/2013		78	ZAR	781	0	0
	11/2013	EUR	2,645		$3,567	0	(12)
	11/2013	MXN	9,823		785	37	0
	12/2013		$154	MXN	2,001	0	(2)
	04/2014		96	CNY	584	0	(1)

Total Forward Foreign Currency Contracts						$795	$(1,404)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$1,000	$81	$145

Total Purchased Options							$81	$145

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$4,000	$(76)	$(139)
BRC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	200	(1)	(1)
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	900	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		900	(2)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	200	(2)	(2)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		$2,200	(8)	(1)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		3,200	(13)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	300	(2)	(2)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	900	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		900	(2)	(1)

Total Written Options								$(109)	$(151)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Jones Group, Inc.	(5.000%	)	12/20/2014	0.421%	$200	$(13)	$1	$0	$(12)
	Universal Health Services, Inc.	(1.250%	)	06/20/2016	0.760%	1,000	0	(14)	0	(14)
	Viacom, Inc.	(1.110%	)	12/20/2017	0.436%	200	0	(5)	0	(5)
BRC	Marsh & McLennan Cos., Inc.	(1.160%	)	09/20/2014	0.097%	200	0	(2)	0	(2)

							$(13)	$(20)	$0	$(33)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	1.000%	06/20/2018	0.588%	$200	$3	$0	$3	$0
BRC	Japan Government International Bond	1.000%	06/20/2018	0.588%	200	4	0	4	0
DUB	Australia Government Bond	1.000%	09/20/2016	0.215%	100	2	1	3	0
	Japan Government International Bond	1.000%	06/20/2018	0.588%	400	8	0	8	0
GST	Japan Government International Bond	1.000%	06/20/2018	0.588%	400	8	0	8	0
MYC	Japan Government International Bond	1.000%	06/20/2018	0.588%	200	3	0	3	0
UAG	Australia Government Bond	1.000%	09/20/2016	0.215%	200	3	2	5	0

						$31	$3	$34	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date		Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	iTraxx Japan 19 5-Year Index	1.000%	06/20/2018	JPY	110,000	$5	$4	$9	$0
BRC	iTraxx Japan 19 5-Year Index	1.000%	06/20/2018		20,000	1	1	2	0
DUB	iTraxx Japan 19 5-Year Index	1.000%	06/20/2018		10,000	0	0	0	0
GST	iTraxx Japan 19 5-Year Index	1.000%	06/20/2018		40,000	1	2	3	0

						$7	$7	$14	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.910%	01/02/2017	BRL	600	$(4)	$(8)	$0	$(12)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		3,700	(1)	11	10	0
	Pay	28-Day MXN-TIIE	5.520%	09/07/2018	MXN	2,000	0	2	2	0
DUB	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	6,500	1	16	17	0
HUS	Pay	28-Day MXN-TIIE	5.000%	06/11/2018	MXN	3,500	(5)	2	0	(3)
JPM	Pay	28-Day MXN-TIIE	5.530%	09/11/2018		1,300	0	1	1	0
MYC	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	500	0	1	1	0
	Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MXN	1,100	(1)	5	4	0

							$(10)	$30	$35	$(15)

Total Swap Agreements							$15	$20	$83	$(48)

(j)	Securities with an aggregate market value of $551 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$2,005	$0	$2,005
Mortgage-Backed Securities	0	137	0	137
Sovereign Issues	0	115	0	115
Canada
Sovereign Issues	0	709	0	709
Cayman Islands
Asset-Backed Securities	0	153	0	153
Denmark
Corporate Bonds & Notes	0	4	0	4
France
Corporate Bonds & Notes	0	2,920	0	2,920
Sovereign Issues	0	7,159	0	7,159
Germany
Corporate Bonds & Notes	0	773	0	773
Sovereign Issues	0	1,680	0	1,680
Ireland
Asset-Backed Securities	0	265	0	265
Italy
Asset-Backed Securities	0	193	0	193
Mortgage-Backed Securities	0	348	0	348
Sovereign Issues	0	6,531	0	6,531
Luxembourg
Corporate Bonds & Notes	0	139	0	139
Mexico
Sovereign Issues	0	3,931	0	3,931
Netherlands
Asset-Backed Securities	0	332	0	332
New Zealand
Sovereign Issues	0	3,630	0	3,630
Norway
Sovereign Issues	0	404	0	404
Spain
Corporate Bonds & Notes	0	557	0	557
Sovereign Issues	0	5,770	0	5,770
Supranational
Corporate Bonds & Notes	0	2,300	0	2,300
Sweden
Corporate Bonds & Notes	0	418	0	418
Sovereign Issues	0	210	0	210
United Kingdom
Bank Loan Obligations	0	100	0	100
Corporate Bonds & Notes	0	112	0	112
Mortgage-Backed Securities	0	1,593	0	1,593
Sovereign Issues	0	5,870	0	5,870
United States
Asset-Backed Securities	0	1,123	0	1,123
Bank Loan Obligations	0	453	0	453
Corporate Bonds & Notes	0	2,791	0	2,791
Mortgage-Backed Securities	0	4,365	162	4,527
Municipal Bonds & Notes	0	344	0	344
Preferred Securities	20	0	460	480
U.S. Government Agencies	0	1,867	2,001	3,868
U.S. Treasury Obligations	0	1,593	0	1,593
Short-Term Instruments
Repurchase Agreements	0	475	0	475
Mexico Treasury Bills	0	8,365	0	8,365
U.S. Treasury Bills	0	270	0	270
	$20	$70,004	$2,623	$72,647
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,634	$0	$0	$3,634
Total Investments	$3,654	$70,004	$2,623	$76,281
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	59	12	0	71

Over the counter	0	1,023	0	1,023
	$59	$1,035	$0	$1,094
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(41)	(1)	0	(42)

Over the counter	0	(1,603)	0	(1,603)

	$(41)	$(1,604)	$0	$(1,645)

Totals	$3,672	$69,435	$2,623	$75,730
There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
United States
Mortgage-Backed Securities	$0	$0	$0	$0	$0	$0	$162	$0	$162	$0
Preferred Securities	477	0	0	0	0	(17)	0	0	460	(17)
U.S. Government Agencies	2,181	0	(182)	0	0	2	0	0	2,001	2

Totals	$2,658	$0	$(182)	$0	$0	$(15)	$162	$0	$2,623	$(15)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
United States
Mortgage-Backed Securities	$162	Third Party Vendor	Broker Quote	85.00
Preferred Securities	460	Benchmark Pricing	Base Price	$7,066.86
U.S. Government Agencies	2,001	Third Party Vendor	Broker Quote	100.42 -100.94

Total	$2,623

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (Unhedged)

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.1%
AUSTRALIA 0.4%
CORPORATE BONDS & NOTES 0.2%
Westpac Banking Corp.
2.700% due 12/09/2014		$100	$102
SOVEREIGN ISSUES 0.2%

New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	100	116

Total Australia (Cost $221)			218

BRAZIL 5.1%
SOVEREIGN ISSUES 5.1%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	7,070	2,240
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		750	309

Total Brazil (Cost $2,647)			2,549

CANADA 1.7%
SOVEREIGN ISSUES 1.7%
Province of Ontario
3.150% due 06/02/2022	CAD	200	193
4.000% due 12/03/2019	EUR	100	155
4.000% due 06/02/2021	CAD	100	103
6.200% due 06/02/2031		100	124
Province of Quebec
3.000% due 09/01/2023		100	93
3.500% due 12/01/2022		100	98
4.250% due 12/01/2021		100	104

Total Canada (Cost $913)			870

FRANCE 12.4%
CORPORATE BONDS & NOTES 3.2%
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$200	205
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		200	206
Dexia Credit Local S.A.
0.744% due 04/29/2014		600	601
2.750% due 01/10/2014		300	302
2.750% due 04/29/2014		300	304

			1,618

SOVEREIGN ISSUES 9.2%
France Government Bond
1.000% due 05/25/2018	EUR	2,200	2,969
3.750% due 04/25/2017		500	748
4.000% due 04/25/2018		400	613
France Treasury Notes
2.500% due 07/25/2016		200	286

			4,616

Total France (Cost $6,116)			6,234

GERMANY 8.9%
CORPORATE BONDS & NOTES 4.1%
FMS Wertmanagement AoeR
2.750% due 06/03/2016	EUR	300	430
3.375% due 06/17/2021		200	303
KFW
5.500% due 02/09/2022	AUD	500	495
6.000% due 08/20/2020		100	102
6.250% due 05/19/2021		700	726

			2,056

SOVEREIGN ISSUES 4.8%
Republic of Germany
1.500% due 02/15/2023	EUR	300	399
1.500% due 05/15/2023		300	397
2.500% due 07/04/2044		300	398
4.000% due 01/04/2037		400	674
State of North Rhine-Westphalia
3.250% due 05/28/2014	NOK	3,000	503

			2,371

Total Germany (Cost $4,502)			4,427

GUERNSEY, CHANNEL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
HSH N Finance Guernsey Ltd.
0.671% due 12/21/2015	EUR	100	136

Total Guernsey, Channel Islands (Cost $134)			136

IRELAND 3.1%
ASSET-BACKED SECURITIES 0.6%
Mercator CLO PLC
0.461% due 02/18/2024	EUR	181	239
NAC EuroLoan Advantage Ltd.
1.596% due 04/20/2019	GBP	48	78

			317

CORPORATE BONDS & NOTES 2.0%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	700	1,007

MORTGAGE-BACKED SECURITIES 0.5%
Opera Germany PLC
0.440% due 10/20/2014		168	225

Total Ireland (Cost $1,487)			1,549

ITALY 9.8%
ASSET-BACKED SECURITIES 0.2%
Berica Asset-Backed Security SRL
0.521% due 12/30/2055	EUR	71	92

MORTGAGE-BACKED SECURITIES 0.3%
Berica Residential MBS SRL
0.537% due 03/31/2048		105	130

SOVEREIGN ISSUES 9.3%
Italy Buoni Poliennali Del Tesoro
3.500% due 06/01/2018		1,700	2,327
4.750% due 05/01/2017		100	144
4.750% due 06/01/2017		700	1,005
5.250% due 08/01/2017		700	1,024
Italy Government International Bond
6.000% due 08/04/2028	GBP	100	161

			4,661

Total Italy (Cost $4,731)			4,883

LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Fiat Finance & Trade S.A.
6.125% due 07/08/2014	EUR	100	139

Total Luxembourg (Cost $133)			139

MEXICO 0.3%
SOVEREIGN ISSUES 0.3%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	1,100	89
10.000% due 12/05/2024		600	60

Total Mexico (Cost $154)			149

NETHERLANDS 0.8%
ASSET-BACKED SECURITIES 0.4%
Euro-Galaxy CLO BV
0.460% due 10/23/2021	EUR	161	213

CORPORATE BONDS & NOTES 0.4%
Nederlandse Waterschapsbank NV
2.125% due 06/16/2016		$200	207

Total Netherlands (Cost $403)			420

NEW ZEALAND 3.7%
SOVEREIGN ISSUES 3.7%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	900	779
5.500% due 04/15/2023		600	534
6.000% due 05/15/2021		500	458
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		100	78

Total New Zealand (Cost $1,705)			1,849

NORWAY 0.6%
CORPORATE BONDS & NOTES 0.6%
Eksportfinans ASA
3.000% due 11/17/2014		$300	301

Total Norway (Cost $292)			301

SPAIN 11.3%
CORPORATE BONDS & NOTES 1.9%
Banco Bilbao Vizcaya Argentaria S.A.
4.125% due 01/13/2014	EUR	100	137
4.250% due 03/30/2015		200	284
Bankia S.A.
3.500% due 12/14/2015		300	413
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$100	101

			935

SOVEREIGN ISSUES 9.4%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	200	252
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013		100	136
Instituto de Credito Oficial
1.971% due 03/25/2014		400	545
4.500% due 07/08/2014		100	139
4.530% due 03/17/2016	CAD	100	99
Spain Government International Bond
3.000% due 04/30/2015	EUR	1,000	1,383
3.750% due 10/31/2018		500	695
4.500% due 01/31/2018		900	1,299
Xunta de Galicia
5.763% due 04/03/2017		100	145

			4,693

Total Spain (Cost $5,512)			5,628

SUPRANATIONAL 2.8%
CORPORATE BONDS & NOTES 2.8%
EUROFIMA
5.625% due 10/24/2016	AUD	100	99
European Union
2.500% due 12/04/2015	EUR	200	283
2.750% due 06/03/2016		200	287
3.250% due 04/04/2018		500	746

Total Supranational (Cost $1,378)			1,415

SWEDEN 0.8%
CORPORATE BONDS & NOTES 0.5%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	1,000	158
Swedbank Hypotek AB
3.750% due 12/20/2017		600	99

			257

SOVEREIGN ISSUES 0.3%
Sweden Government International Bond
4.250% due 03/12/2019		900	157

Total Sweden (Cost $410)			414

UNITED KINGDOM 14.6%
CORPORATE BONDS & NOTES 1.4%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	300	414
LBG Capital PLC
11.040% due 03/19/2020	GBP	100	189
Royal Bank of Scotland PLC
3.580% due 10/27/2014	AUD	100	92

			695

MORTGAGE-BACKED SECURITIES 5.9%
Eurosail PLC
0.384% due 03/13/2045	EUR	83	105
0.385% due 12/10/2044		78	98
0.678% due 03/13/2045	GBP	166	251
Fosse Master Issuer PLC
2.610% due 10/18/2054		100	165
Granite Master Issuer PLC
0.320% due 12/20/2054		$128	121
0.447% due 12/17/2054	EUR	100	127
0.520% due 12/20/2054		$100	94
Granite Mortgages PLC
0.838% due 06/20/2044	GBP	50	81
Great Hall Mortgages PLC
0.382% due 06/18/2039		$61	56
Hercules Eclipse PLC
0.749% due 10/25/2018	GBP	189	284
Holmes Master Issuer PLC
1.618% due 10/15/2054	EUR	100	136
Kensington Mortgage Securities PLC
0.394% due 06/14/2040		62	79
Leek Finance Ltd.
0.510% due 09/21/2038		$267	271
Mansard Mortgages PLC
1.167% due 12/15/2049	GBP	198	303
Newgate Funding PLC
1.517% due 12/15/2050		200	281
RMAC Securities PLC
0.375% due 06/12/2044	EUR	168	204
0.688% due 06/12/2044	GBP	182	267

			2,923

SOVEREIGN ISSUES 7.3%
United Kingdom Gilt
0.125% due 03/22/2024 (c)(e)		310	521
1.875% due 11/22/2022 (c)(e)		608	1,204
3.250% due 01/22/2044 (e)		400	614
4.250% due 06/07/2032 (e)		300	552
4.250% due 12/07/2040 (e)		400	738

			3,629

Total United Kingdom (Cost $6,718)			7,247

UNITED STATES 18.3%
ASSET-BACKED SECURITIES 0.6%
HSBC Home Equity Loan Trust
0.330% due 03/20/2036		$45	44
Panhandle-Plains Higher Education Authority, Inc.
1.378% due 10/01/2035		62	63
SLM Student Loan Trust
0.484% due 12/15/2023	EUR	131	174

			281

BANK LOAN OBLIGATIONS 0.4%
Dell, Inc.
4.500% due 03/24/2020		$200	197

CORPORATE BONDS & NOTES 3.0%
Ally Financial, Inc.
3.652% due 06/20/2014		200	203
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		300	287
International Lease Finance Corp.
6.500% due 09/01/2014		100	104
6.750% due 09/01/2016		100	110
Jones Group, Inc.
5.125% due 11/15/2014		100	104
Merrill Lynch & Co., Inc.
4.875% due 05/30/2014	EUR	100	139
PulteGroup, Inc.
5.200% due 02/15/2015		$100	105
Rockies Express Pipeline LLC
5.625% due 04/15/2020		100	85
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	100	165
WM Covered Bond Program
4.000% due 11/26/2016	EUR	100	147
4.375% due 09/16/2014		50	69

			1,518

MORTGAGE-BACKED SECURITIES 5.1%
Banc of America Large Loan Trust
2.482% due 11/15/2015		$353	354
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035		26	25
Commercial Mortgage Pass-Through Certificates
2.537% due 07/10/2046 (a)		1,967	86
2.606% due 07/10/2046 (a)		1,590	105
Credit Suisse Mortgage Capital Certificates
5.915% due 12/18/2049		186	210
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)		200	4
1.559% due 11/10/2046 (a)		477	19
First Horizon Mortgage Pass-Through Trust
2.617% due 05/25/2037 ^		59	48
Harborview Mortgage Loan Trust
0.461% due 02/19/2036		443	315
Impac CMB Trust
0.899% due 10/25/2034		123	104
IndyMac Mortgage Loan Trust
0.419% due 07/25/2035		39	34
JPMorgan Chase Commercial Mortgage Securities Trust
4.070% due 11/15/2043		200	211
JPMorgan Mortgage Trust
2.794% due 02/25/2036 ^		43	37
Mellon Residential Funding Corp.
1.042% due 08/15/2032		83	80
Merrill Lynch Mortgage Investors Trust
2.534% due 02/25/2035		26	26
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.093% due 08/12/2049		100	113
Morgan Stanley Bank of America Merrill Lynch Trust
1.656% due 12/15/2048 (a)		397	30
Royal Bank of Scotland Capital Funding Trust
6.209% due 12/16/2049		100	112
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.653% due 10/28/2035		108	103
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047		31	29
WaMu Commercial Mortgage Securities Trust
5.976% due 03/23/2045		420	435
Wells Fargo Mortgage-Backed Securities Trust
2.630% due 10/25/2035		61	60

			2,540

U.S. GOVERNMENT AGENCIES 4.6%
Fannie Mae
0.609% due 11/25/2040		105	105
0.629% due 11/25/2040		124	124
4.000% due 10/01/2043		900	944

Freddie Mac
0.782% due 12/15/2037		37	37
NCUA Guaranteed Notes
0.552% due 11/06/2017		548	549
0.742% due 12/08/2020		155	157
Small Business Administration
5.980% due 05/01/2022		111	121
Tennessee Valley Authority
6.250% due 12/15/2017		200	238

			2,275

U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Bonds
2.750% due 11/15/2042 (g)		200	165
3.625% due 08/15/2043		200	198
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022		102	100
0.125% due 01/15/2023 (e)(g)		810	789
U.S. Treasury Notes
2.000% due 02/15/2023 (e)		1,100	1,048

			2,300

Total United States (Cost $9,051)			9,111

SHORT-TERM INSTRUMENTS 8.9%
COMMERCIAL PAPER 0.8%
Xstrata Finance Dubai Ltd.
0.740% due 10/08/2013		$400	400

REPURCHASE AGREEMENTS (d) 0.6%			284

MEXICO TREASURY BILLS 7.5%
3.809% due 10/03/2013 - 06/26/2014 (b)	MXN	50,000	3,770

Total Short-Term Instruments (Cost $4,565)			4,454

Total Investments in Securities (Cost $51,072)			51,993

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio		12,224	122

Total Short-Term Instruments (Cost $122)			122

Total Investments in Affiliates (Cost $122)			122

Total Investments 104.3% (Cost $51,194)			$52,115
Financial Derivative Instruments (f)(h) 0.1% (Cost or Premiums, net $33)			58
Other Assets and Liabilities, net (4.4%)			(2,200)

Net Assets 100.0%			$49,973

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$284	Freddie Mac 2.080% due 10/17/2022	$(292)	$284	$284

Total Repurchase Agreements						$(292)	$284	$284

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BCY	0.150%	09/18/2013	10/08/2013		$(731)	$(731)
BPS	0.460%	10/01/2013	11/14/2013	GBP	(344)	(560)
	0.519%	07/11/2013	10/10/2013		(758)	(1,229)
GSC	0.150%	09/18/2013	10/02/2013		$(368)	(367)
	0.150%	09/18/2013	10/08/2013		(16)	(16)
MYI	0.500%	10/01/2013	11/14/2013	GBP	(555)	(903)
	0.550%	10/01/2013	10/25/2013		(321)	(521)

Total Sale-Buyback Transactions						$(4,327)

(2)	As of September 30, 2013, the average amount of borrowings while outstanding during the period ended September 30, 2013 was $1,812 at a weighted average interest rate of 0.445%.
(3)	Payable for sale-buyback transactions includes $8 of deferred price drop on sale-buyback transactions.

(e)	Securities with an aggregate market value of $4,307 have been pledged as collateral under the terms of master agreements as of September 30, 2013.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2014	4	$2	$0	$0
3-Month Euribor December Futures	Long	12/2015	13	(1)	2	(1)
3-Month Euribor June Futures	Long	06/2015	37	(1)	0	(1)
3-Month Euribor March Futures	Long	03/2015	1	0	0	0
3-Month Euribor March Futures	Long	03/2016	2	(1)	0	0
3-Month Euribor September Futures	Long	09/2015	33	(0)	5	(1)
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	35	(96)	1	0
90-Day Eurodollar December Futures	Long	12/2014	46	16	2	0
90-Day Eurodollar June Futures	Long	06/2014	19	0	0	0
90-Day Eurodollar June Futures	Long	06/2015	27	2	2	0
90-Day Eurodollar March Futures	Long	03/2015	19	1	1	0
90-Day Eurodollar September Futures	Long	09/2014	27	1	0	0
90-Day Eurodollar September Futures	Long	09/2015	5	0	0	0
Australia Government 3-Year Bond December Futures	Long	12/2013	1	1	0	0
Australia Government 10-Year Bond December Futures	Long	12/2013	6	12	3	0
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	6	0	0	0
Euro-Bobl December Futures	Short	12/2013	9	(17)	0	(3)
Euro-BTP Italy Government Bond December Futures	Long	12/2013	6	(2)	0	(6)
Euro-Bund 10-Year Bond December Futures	Long	12/2013	8	26	7	0
Japan Government 10-Year Bond December Futures	Long	12/2013	3	36	6	(1)
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	6	2	0	0
U.S. Treasury 10-Year Note December Futures	Short	12/2013	25	(47)	0	(2)
U.S. Treasury Long Bond December Futures	Short	12/2013	7	(28)	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	84	6	3	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2014	8	1	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2015	7	1	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	48	(7)	3	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	14	0	0	0
United Kingdom Government 10-Year Gilt December Futures	Short	12/2013	17	(54)	1	(11)

Total Futures Contracts				$(147)	$37	$(29)

Swap Agreements:

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.300%	06/19/2023	CAD	100	$6	$4	$0	$0
Receive	3-Month USD-LIBOR	1.700%	03/20/2018		$2,500	(41)	(11)	0	(1)
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		1,500	(4)	3	0	(1)
Pay	3-Month USD-LIBOR	2.650%	07/31/2023		400	(2)	1	0	0
Pay	3-Month USD-LIBOR	3.000%	12/18/2023		500	6	1	0	0
Pay	6-Month EUR-EURIBOR	0.750%	03/19/2015	EUR	100	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.250%	03/19/2024		500	2	0	0	0
Pay	6-Month GBP-LIBOR	1.000%	06/18/2015	GBP	1,000	2	0	0	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	440,000	(80)	(49)	9	0

Total Swap Agreements						$(111)	$(51)	$9	$(2)

(1)	Unsettled variation margin liability of $(2) for closed exchange-traded and centrally cleared derivatives is outstanding at period end.

(g)	Securities with an aggregate market value of $517 and cash of $365 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2013	AUD	934		$835	$0	$(37)
	10/2013	BRL	278		122	0	(4)
	10/2013	MXN	4,916		396	20	0
	10/2013		$125	BRL	278	1	0
	01/2014	BRL	348		$150	0	(4)
	09/2015		$20	CNY	123	0	0
BPS	10/2013	AUD	334		$306	0	(6)
	10/2013		$177	EUR	131	0	0
	10/2013		4,880	JPY	482,912	34	0
	10/2013		63	NZD	77	1	0
	11/2013	AUD	652		$607	0	0
	11/2013	NOK	3,028		513	11	0
	12/2013		$102	MXN	1,329	0	(1)
BRC	10/2013	BRL	37		$17	0	0
	10/2013	JPY	49,700		500	0	(6)
	10/2013	RUB	600		18	0	(1)
	10/2013		$95	AUD	102	0	0
	10/2013		17	BRL	37	0	0
	10/2013		19	CAD	20	0	0
	10/2013		626	JPY	61,500	0	0
	10/2013		35	RUB	1,114	0	(1)
	11/2013		24	CAD	25	0	0
	11/2013		483	DKK	2,707	8	0
	12/2013	EUR	871		$1,174	0	(4)
	12/2013	GBP	104		163	0	(5)
	12/2013	MXN	970		76	2	0
	12/2013		$655	EUR	484	0	(1)
	12/2013		1,814	GBP	1,121	0	0
	12/2013		16	MXN	206	0	0
	04/2014		42	CNY	256	0	(1)
	09/2015		71		430	0	(2)
CBK	10/2013	AUD	160		$151	2	0
	10/2013		$289	AUD	311	1	0
	10/2013		5	HKD	39	0	0
	10/2013		88	IDR	923,624	0	(8)
	10/2013		2,745	JPY	272,908	31	0
	11/2013		8		785	0	0
	12/2013	EUR	340		$451	0	(9)
	12/2013	MXN	2,463		186	0	(1)
	01/2014	BRL	486		208	0	(7)
	04/2014		$59	CNY	359	0	(1)
	09/2015		274		1,656	0	(10)
DUB	10/2013	AUD	98		$91	0	0
	10/2013	BRL	79		35	0	0
	10/2013		$867	AUD	925	0	(4)
	10/2013		36	BRL	79	0	0
	10/2013		93	JPY	9,125	0	0
	10/2013		1,877	NZD	2,272	10	0
	10/2013	ZAR	552		$55	0	0
	11/2013	AUD	925		865	4	0
	11/2013	NZD	2,272		1,873	0	(10)
	12/2013		$170	MXN	2,203	0	(3)
	01/2014	BRL	79		$35	0	0
FBF	10/2013		$99	JPY	9,788	1	0
	11/2013	BRL	3,300		$1,421	0	(56)
	12/2013	GBP	67		106	0	(3)
	12/2013	MXN	2,270		176	3	0
GLM	10/2013	EUR	162		219	0	0
	10/2013		$4,870	JPY	483,725	52	0
	11/2013	SEK	1,095		$167	0	(3)
	12/2013	MXN	796		61	1	0
	12/2013		$57	EUR	42	0	0
	12/2013		431	GBP	269	5	0
	03/2014	MXN	10,801		$823	9	0
GST	04/2014		$15	CNY	91	0	0
HUS	10/2013	AUD	260		$244	3	(1)
	10/2013	BRL	514		225	0	(7)
	10/2013	JPY	55,445		556	0	(8)
	10/2013	MXN	6,877		558	33	0
	10/2013	RUB	887		27	0	(1)
	10/2013		$121	AUD	129	0	(1)
	10/2013		231	BRL	514	1	0
	10/2013		10	NZD	12	0	0
	11/2013	SEK	1,620		$248	0	(4)
	12/2013	EUR	505		682	0	(1)
	12/2013	GBP	417		669	0	(6)
	12/2013		$33	CLP	17,244	1	0
	12/2013		275	EUR	203	0	0
	12/2013		69	MXN	908	0	0
	01/2014	BRL	348		$150	0	(3)
	01/2014		$7	RUB	217	0	0
	04/2014		27	CNY	164	0	0
JPM	10/2013	IDR	949,370		$90	8	0
	10/2013	RUB	327		10	0	0
	10/2013		$206	AUD	221	1	(1)
	10/2013		7,904	JPY	781,748	50	0
	10/2013		22	RUB	700	0	0
	12/2013	EUR	537		$724	0	(2)
	12/2013	GBP	185		296	0	(3)
	12/2013	MXN	1,917		147	2	0
	12/2013		$152	GBP	95	1	0
	12/2013		123	MXN	1,613	0	(1)
	04/2014	MXN	9,804		$739	1	0
	04/2014		$26	CNY	158	0	0
MSC	10/2013	BRL	965		$432	0	(3)
	10/2013	MXN	6,863		547	23	0
	10/2013		$418	BRL	965	18	0
	10/2013		751	JPY	74,500	7	0
	11/2013	BRL	514		$225	0	(5)
	12/2013	EUR	102		136	0	(2)
	12/2013	GBP	446		709	0	(13)
	12/2013	MXN	4,155		315	0	(1)
	12/2013		$215	EUR	161	3	0
	12/2013		59	GBP	37	1	0
	12/2013		170	MXN	2,195	0	(3)
	01/2014	BRL	589		$255	0	(6)
	09/2015		$20	CNY	123	0	0
RBC	10/2013	NZD	2,349		$1,818	0	(133)
	11/2013		$312	SEK	2,039	5	0
	12/2013		318	CAD	329	0	0
RYL	12/2013	MXN	1,097		$83	0	0
	12/2013		$202	EUR	149	0	0
	12/2013		2,084	GBP	1,334	75	0
	04/2014		25	CNY	153	0	0
SCX	10/2013		600		3,695	3	0
	01/2014	CNY	3,695		$599	0	(1)
UAG	10/2013	BRL	146		66	0	0
	10/2013	CNY	3,695		595	0	(8)
	10/2013	NZD	18		15	0	0
	10/2013		$65	BRL	146	0	0
	10/2013		55	ZAR	551	0	0
	11/2013	AUD	98		$91	0	0
	11/2013	BRL	60		25	0	(2)
	12/2013	MXN	1,133		89	4	0
	12/2013		$264	MXN	3,428	0	(4)
	04/2014		56	CNY	341	0	(2)
	06/2014	MXN	9,720		$728	2	0

Total Forward Foreign Currency Contracts						$438	$(410)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$500	$41	$72

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
MSX	Call - OTC USD versus JPY	JPY	113.000	10/15/2013	$14,000	$2	$0

Total Purchased Options						$43	$72

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	200	$(1)	$(1)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$2,100	(40)	(72)
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	600	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		600	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	100	(1)	(1)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		$1,700	(6)	(1)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		1,900	(8)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	200	(1)	(1)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	600	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		600	(2)	(2)

Total Written Options								$(62)	$(82)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Jones Group, Inc.	(5.000%	)	12/20/2014	0.421%	$100	$(6)	$1	$0	$(5)
BRC	PulteGroup, Inc.	(5.000%	)	03/20/2015	0.543%	100	0	(7)	0	(7)
CBK	Santander International Debt S.A.	(1.000%	)	03/20/2015	0.851%	100	6	(7)	0	(1)
DUB	Bank of America Corp.	(1.000%	)	06/20/2018	0.998%	200	31	(31)	0	(0)
	Embarq Corp.	(1.000%	)	06/20/2016	0.975%	100	(2)	2	0	(0)

							$29	$(42)	$0	$(13)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	1.000%	06/20/2018	0.588%	$100	$2	$0	$2	$0
BRC	Japan Government International Bond	1.000%	06/20/2018	0.588%	100	2	0	2	0
DUB	Australia Government Bond	1.000%	09/20/2016	0.215%	100	2	0	3	0
	Japan Government International Bond	1.000%	06/20/2018	0.588%	300	5	0	4	0
GST	Japan Government International Bond	1.000%	06/20/2018	0.588%	200	4	0	4	0
MYC	Japan Government International Bond	1.000%	06/20/2018	0.588%	200	4	0	4	0

						$19	$0	$19	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BOA	iTraxx Japan 19 5-Year Index	1.000%	06/20/2018	JPY 100,000	$4	$4	$8	$0
GST	iTraxx Japan 19 5-Year Index	1.000%	06/20/2018	40,000	1	2	3	0

					$5	$6	$11	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	28-Day MXN-TIIE	5.510%	09/11/2018	MXN	5,100	$0	$4	$4	$0
BRC	Pay	28-Day MXN-TIIE	5.520%	09/11/2018		700	0	0	(0)	0
JPM	Pay	28-Day MXN-TIIE	5.750%	02/22/2023		100	0	0	0	(0)
MYC	Pay	28-Day MXN-TIIE	6.590%	12/08/2015		1,300	(1)	7	6	0
							$(1)	$11	$10	$0

Total Swap Agreements							$52	$(25)	$40	$(13)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$102	$0	$102
Sovereign Issues	0	116	0	116
Brazil
Sovereign Issues	0	2,549	0	2,549
Canada
Sovereign Issues	0	870	0	870
France
Corporate Bonds & Notes	0	1,618	0	1,618
Sovereign Issues	0	4,616	0	4,616
Germany
Corporate Bonds & Notes	0	2,056	0	2,056
Sovereign Issues	0	2,371	0	2,371
Guernsey, Channel Islands
Corporate Bonds & Notes	0	136	0	136
Ireland
Asset-Backed Securities	0	317	0	317
Corporate Bonds & Notes	0	1,007	0	1,007
Mortgage-Backed Securities	0	225	0	225
Italy
Asset-Backed Securities	0	92	0	92
Mortgage-Backed Securities	0	130	0	130
Sovereign Issues	0	4,661	0	4,661
Luxembourg
Corporate Bonds & Notes	0	139	0	139
Mexico
Sovereign Issues	0	149	0	149
Netherlands
Asset-Backed Securities	0	213	0	213
Corporate Bonds & Notes	0	207	0	207
New Zealand
Sovereign Issues	0	1,849	0	1,849
Norway
Corporate Bonds & Notes	0	301	0	301
Spain
Corporate Bonds & Notes	0	935	0	935
Sovereign Issues	0	4,693	0	4,693
Supranational
Corporate Bonds & Notes	0	1,415	0	1,415
Sweden
Corporate Bonds & Notes	0	257	0	257
Sovereign Issues	0	157	0	157
United Kingdom
Corporate Bonds & Notes	0	695	0	695
Mortgage-Backed Securities	0	2,923	0	2,923
Sovereign Issues	0	3,629	0	3,629
United States
Asset-Backed Securities	0	281	0	281
Bank Loan Obligations	0	197	0	197
Corporate Bonds & Notes	0	1,518	0	1,518
Mortgage-Backed Securities	0	2,540	0	2,540
U.S. Government Agencies	0	1,569	706	2,275
U.S. Treasury Obligations	0	2,300	0	2,300
Short-Term Instruments
Commercial Paper	0	400	0	400
Repurchase Agreements	0	284	0	284
Mexico Treasury Bills	0	3,770	0	3,770
	$0	$51,287	$706	$51,993
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$122	$0	$0	$122
Total Investments	$122	$51,287	$706	$52,115

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	37	9	0	46
Over the counter	0	550	0	550
	$37	$559	$0	$596

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(29)	(2)	0	(31)
Over the counter	0	(505)	0	(505)

	$(29)	$(507)	$0	$(536)

Totals	$130	$51,339	$706	$52,175

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
United States
U.S. Government Agencies	$822	$0	$(116)	$0	$0	$0	$0	$0	$706	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
United States
U.S. Government Agencies	$706	Third Party Vendor	Broker Quote	100.16 - 100.94

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Strategy Bond Portfolio

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 74.5%
AUSTRALIA 0.6%
CORPORATE BONDS & NOTES 0.2%
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		$500	$557

SOVEREIGN ISSUES 0.4%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	850	1,016

Total Australia (Cost $1,760)			1,573

BRAZIL 1.0%
CORPORATE BONDS & NOTES 0.6%
Banco do Brasil S.A.
6.000% due 01/22/2020		$700	745
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		625	666

			1,411

SOVEREIGN ISSUES 0.4%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	2,600	824

Total Brazil (Cost $2,242)			2,235

CANADA 3.0%
CORPORATE BONDS & NOTES 0.7%
Bank of Montreal
2.850% due 06/09/2015		$1,500	1,560

SOVEREIGN ISSUES 2.3%
Canada Housing Trust
2.400% due 12/15/2022	CAD	5,700	5,290

Total Canada (Cost $7,280)			6,850

CAYMAN ISLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
Mongolian Mining Corp.
8.875% due 03/29/2017		$900	686
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		703	719

Total Cayman Islands (Cost $1,650)			1,405

DENMARK 6.3%
CORPORATE BONDS & NOTES 6.3%
Nykredit Realkredit A/S
2.000% due 10/01/2013	DKK	14,000	2,539
2.000% due 01/01/2014	EUR	900	1,225
2.000% due 04/01/2014	DKK	31,000	5,678
Realkredit Danmark A/S
2.000% due 04/01/2014		28,100	5,144

Total Denmark (Cost $14,154)			14,586

FRANCE 1.3%
CORPORATE BONDS & NOTES 0.6%
Banque PSA Finance S.A.
4.000% due 06/24/2015	EUR	100	139
4.250% due 02/25/2016		700	982
4.875% due 09/25/2015		100	141
6.000% due 07/16/2014		100	139

			1,401

SOVEREIGN ISSUES 0.7%
France Government Bond
1.000% due 11/25/2018		1,280	1,714

			1,714

Total France (Cost $2,976)			3,115

GERMANY 3.1%
CORPORATE BONDS & NOTES 1.7%
Erste Abwicklungsanstalt
3.125% due 03/29/2016	EUR	400	576
FMS Wertmanagement AoeR
1.875% due 05/09/2019		500	700
Hypothekenbank Frankfurt AG
4.375% due 07/02/2019		400	626
KFW
0.875% due 06/25/2018		800	1,078
Norddeutsche Landesbank Girozentrale
0.875% due 10/16/2015		$1,000	1,003

			3,983

SOVEREIGN ISSUES 1.4%
State of Hesse
3.250% due 10/14/2015	EUR	300	429
4.000% due 01/05/2015		1,200	1,701
State of Lower Saxony
3.625% due 01/20/2015		800	1,130

			3,260

Total Germany (Cost $7,012)			7,243

INDIA 0.4%
CORPORATE BONDS & NOTES 0.4%
ICICI Bank Ltd.
4.750% due 11/25/2016		$300	307
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		600	593

Total India (Cost $896)			900

INDONESIA 0.7%
CORPORATE BONDS & NOTES 0.5%
Pertamina Persero PT
4.875% due 05/03/2022		$700	635
Perusahaan Listrik Negara PT
5.500% due 11/22/2021		500	480

			1,115

SOVEREIGN ISSUES 0.2%
Indonesia Government International Bond
5.625% due 05/15/2023	IDR	1,924,000	135
6.625% due 05/15/2033		805,000	56
8.250% due 06/15/2032		4,699,000	379

			570

Total Indonesia (Cost $2,161)			1,685

IRELAND 2.3%
ASSET-BACKED SECURITIES 0.2%
LightPoint Pan-European CLO PLC
0.476% due 01/31/2022	EUR	282	374

CORPORATE BONDS & NOTES 1.8%
Depfa ACS Bank
3.875% due 11/14/2016		1,300	1,869
3.905% due 04/15/2014		$700	707
4.375% due 01/15/2015	EUR	1,100	1,552

			4,128

MORTGAGE-BACKED SECURITIES 0.3%
Epic Opera Arlington Ltd.
0.759% due 07/28/2016	GBP	178	285
Opera Germany PLC
0.440% due 10/20/2014	EUR	336	451

			736

Total Ireland (Cost $5,168)			5,238

ITALY 3.6%
CORPORATE BONDS & NOTES 0.3%
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$600	600

SOVEREIGN ISSUES 3.3%
Italy Buoni Poliennali Del Tesoro
4.750% due 09/15/2016	EUR	5,300	7,636

Total Italy (Cost $8,241)			8,236

JAPAN 0.7%
CORPORATE BONDS & NOTES 0.7%
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.700% due 09/09/2018		$1,700	1,728

Total Japan (Cost $1,699)			1,728

LUXEMBOURG 0.9%
CORPORATE BONDS & NOTES 0.9%
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		$560	692
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		400	418
5.400% due 03/24/2017		800	854

Total Luxembourg (Cost $1,997)			1,964

MALAYSIA 0.3%
SOVEREIGN ISSUES 0.3%
Malaysia Government Bond
3.418% due 08/15/2022	MYR	350	104
3.492% due 03/31/2020		50	15
3.502% due 05/31/2027		200	57
3.580% due 09/28/2018		600	184
3.835% due 08/12/2015		200	62
4.012% due 09/15/2017		800	250

Total Malaysia (Cost $723)			672

MEXICO 5.6%
CORPORATE BONDS & NOTES 0.2%
Petroleos Mexicanos
6.500% due 06/02/2041		$400	417

SOVEREIGN ISSUES 5.4%
Mexico Government International Bond
5.000% due 06/15/2017	MXN	43,840	3,416
6.000% due 06/18/2015		26,300	2,088
6.500% due 06/09/2022		18,510	1,468
7.500% due 06/03/2027		5,340	447
8.000% due 06/11/2020		31,790	2,776

10.000% due 12/05/2024		20,950	2,109

			12,304

Total Mexico (Cost $13,214)			12,721

MONGOLIA 0.3%
SOVEREIGN ISSUES 0.3%
Development Bank of Mongolia LLC
5.750% due 03/21/2017		$800	760

Total Mongolia (Cost $809)			760

NETHERLANDS 3.6%
ASSET-BACKED SECURITIES 0.6%
Cadogan Square CLO BV
0.562% due 01/17/2023	EUR	418	554
Eurocredit CDO BV
0.820% due 10/20/2016		578	779
Harbourmaster CLO BV
0.484% due 06/15/2020		16	21

			1,354

CORPORATE BONDS & NOTES 3.0%
Bank Nederlandse Gemeenten
3.000% due 03/30/2017		200	291
3.875% due 11/04/2019		100	153
Deutsche Annington Finance BV
3.200% due 10/02/2017 (a)		$900	902
ING Bank NV
2.625% due 12/05/2022		500	470
5.800% due 09/25/2023		500	506
Nederlandse Waterschapsbank NV
1.625% due 08/23/2019	EUR	200	272
3.375% due 01/19/2016		300	433
Rabobank Group
4.000% due 09/10/2015	GBP	1,000	1,702
4.750% due 01/15/2020		$500	542
6.875% due 03/19/2020	EUR	1,050	1,575

			6,846

Total Netherlands (Cost $7,996)			8,200

RUSSIA 1.5%
SOVEREIGN ISSUES 1.5%
Russia Government International Bond
7.500% due 03/31/2030		$2,831	3,342

Total Russia (Cost $3,281)			3,342

SOUTH AFRICA 0.8%
SOVEREIGN ISSUES 0.8%
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	11,900	1,237
8.250% due 09/15/2017		5,200	544

Total South Africa (Cost $2,217)			1,781

SOUTH KOREA 0.9%
SOVEREIGN ISSUES 0.9%
Korea Treasury Bond
3.250% due 06/10/2015	KRW	451,500	424
3.500% due 03/10/2017		564,400	535
3.750% due 06/10/2022		366,900	352
4.000% due 12/10/2031		127,000	124
5.750% due 09/10/2018		529,100	552

Total South Korea (Cost $1,925)			1,987

SPAIN 3.3%
CORPORATE BONDS & NOTES 1.1%
Bankia S.A.
3.500% due 11/13/2014	EUR	250	344
3.500% due 12/14/2015		200	275

3.625% due 10/05/2016		300	411
4.250% due 07/05/2016		100	140
4.375% due 02/14/2017		100	134
5.750% due 06/29/2016		800	1,162

			2,466

SOVEREIGN ISSUES 2.2%
Autonomous Community of Catalonia
3.875% due 04/07/2015		300	408
Autonomous Community of Valencia
4.750% due 03/20/2014		100	136
Junta de Castilla y Leon
6.505% due 03/01/2019		300	454
Spain Government International Bond
3.750% due 10/31/2015		2,100	2,949
Xunta de Galicia
5.763% due 04/03/2017		700	1,017

			4,964

Total Spain (Cost $7,184)			7,430

SUPRANATIONAL 0.8%
CORPORATE BONDS & NOTES 0.8%
European Financial Stability Facility
3.375% due 07/05/2021	EUR	1,200	1,800

Total Supranational (Cost $1,654)			1,800

SWEDEN 1.6%
CORPORATE BONDS & NOTES 1.6%
Svenska Handelsbanken AB
2.500% due 01/25/2019		$2,600	2,615
Swedbank Hypotek AB
2.950% due 03/28/2016		1,000	1,049

Total Sweden (Cost $3,648)			3,664

SWITZERLAND 0.8%
CORPORATE BONDS & NOTES 0.8%
Credit Suisse AG
6.500% due 08/08/2023		$200	203
UBS AG
4.750% due 05/22/2023		450	432
7.625% due 08/17/2022		1,000	1,108

Total Switzerland (Cost $1,731)			1,743

UNITED KINGDOM 9.3%
BANK LOAN OBLIGATIONS 0.2%
Alliance Boots Holdings Ltd.
3.600% due 07/10/2017	EUR	400	541

CORPORATE BONDS & NOTES 4.5%
Barclays Bank PLC
7.625% due 11/21/2022		$600	596
Co-operative Group Holdings
6.875% due 07/08/2020	GBP	300	457
DFS Furniture Holdings PLC
7.625% due 08/15/2018		300	516
FCE Bank PLC
5.125% due 11/16/2015		100	173
HBOS PLC
5.374% due 06/30/2021	EUR	300	418
HSBC Holdings PLC
5.100% due 04/05/2021		$1,700	1,876
LBG Capital PLC
3.325% due 03/12/2020	EUR	100	120
7.625% due 10/14/2020		600	873
15.000% due 12/21/2019		850	1,691
Lloyds TSB Bank PLC
4.875% due 03/30/2027	GBP	1,200	2,162
Royal Bank of Scotland Group PLC
1.075% due 01/28/2016	EUR	200	259
Royal Bank of Scotland PLC
0.969% due 04/11/2016		$100	95
1.048% due 10/14/2016		800	756
5.125% due 01/13/2024	GBP	100	185
6.934% due 04/09/2018	EUR	100	149

			10,326

MORTGAGE-BACKED SECURITIES 0.9%
DECO Series
0.669% due 01/27/2020	GBP	198	306
Gemgarto
3.463% due 05/14/2045		334	563
Great Hall Mortgages PLC
0.382% due 06/18/2039		$369	334
Leek Finance Ltd.
0.798% due 12/21/2037	GBP	535	886

			2,089

SOVEREIGN ISSUES 3.7%
United Kingdom Gilt
0.125% due 03/22/2024 (c)		1,442	2,421
1.875% due 11/22/2022 (c)		2,550	5,048
3.250% due 01/22/2044		700	1,075

			8,544

Total United Kingdom (Cost $21,433)			21,500

UNITED STATES 20.8%
ASSET-BACKED SECURITIES 2.7%
Accredited Mortgage Loan Trust
0.309% due 02/25/2037		$160	145
0.459% due 04/25/2036		300	205
Argent Securities Trust
0.329% due 07/25/2036		471	184
0.339% due 05/25/2036		801	283
Bear Stearns Asset-Backed Securities Trust
0.499% due 01/25/2047		300	258
Countrywide Asset-Backed Certificates
0.279% due 08/25/2037		230	226
0.319% due 07/25/2037		500	348
0.564% due 11/25/2035		166	153
0.899% due 07/25/2034		400	357
4.805% due 04/25/2036		200	191
5.526% due 07/25/2036		282	285
Credit-Based Asset Servicing and Securitization LLC
4.427% due 03/25/2037 ^		373	197
First Franklin Mortgage Loan Trust
1.454% due 07/25/2034		300	245
GSAA Home Equity Trust
0.629% due 08/25/2037		164	135
GSAMP Trust
0.569% due 01/25/2036		500	354
Home Equity Mortgage Loan Asset-Backed Trust
0.419% due 04/25/2047		400	216
MASTR Asset-Backed Securities Trust
0.389% due 05/25/2037		500	300
Morgan Stanley ABS Capital, Inc.
0.409% due 10/25/2036		800	408
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^		75	67
People’s Choice Home Loan Securities Trust
1.124% due 05/25/2035 ^		600	333
Residential Asset Securities Corp. Trust
0.429% due 04/25/2037		400	338
0.579% due 12/25/2035		700	611
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.339% due 03/25/2036		187	177
Wachovia Mortgage Loan Trust LLC
0.619% due 10/25/2035		200	171

			6,187

BANK LOAN OBLIGATIONS 0.3%
H.J. Heinz Co.
3.500% due 06/05/2020		599	602

CORPORATE BONDS & NOTES 5.9%
Altria Group, Inc.
4.750% due 05/05/2021		700	744
Amgen, Inc.
3.875% due 11/15/2021		400	406
Bank of America N.A.
0.554% due 06/15/2017		1,000	970

Citigroup, Inc.
1.700% due 07/25/2016		1,200	1,207
HSBC Finance Corp.
6.676% due 01/15/2021		700	801
JPMorgan Chase Bank N.A.
0.889% due 05/31/2017	EUR	200	267
5.375% due 09/28/2016	GBP	1,400	2,486
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		$600	708
Pioneer Natural Resources Co.
5.875% due 07/15/2016		700	780
SLM Corp.
5.050% due 11/14/2014		100	103
Verizon Communications, Inc.
3.650% due 09/14/2018		400	422
5.150% due 09/15/2023		400	430
WM Covered Bond Program
4.000% due 11/26/2016	EUR	350	516
4.375% due 09/16/2014		2,600	3,606

			13,446

MORTGAGE-BACKED SECURITIES 1.8%
Banc of America Funding Corp.
0.390% due 04/20/2047		$387	287
6.000% due 07/25/2037 ^		230	177
Banc of America Large Loan Trust
2.482% due 11/15/2015		177	177
Chase Mortgage Finance Trust
4.409% due 03/25/2037		207	170
Citigroup Mortgage Loan Trust, Inc.
5.467% due 04/25/2037		235	207
Countrywide Home Loan Mortgage Pass-Through Trust
6.250% due 09/25/2036		191	167
Credit Suisse Mortgage Capital Certificates
2.725% due 02/26/2036		176	170
CSMC Mortgage-Backed Trust
6.750% due 08/25/2036 ^		263	198
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036		211	176
IndyMac Mortgage Loan Trust
2.412% due 11/25/2035		270	216
JPMorgan Alternative Loan Trust
5.600% due 12/25/2036		200	174
Merrill Lynch Mortgage Investors Trust
3.019% due 03/25/2036 ^		341	241
Morgan Stanley Mortgage Loan Trust
2.918% due 09/25/2035		238	194
5.062% due 05/25/2036		242	185
PHH Alternative Mortgage Trust
6.000% due 05/25/2037		211	172
Prime Mortgage Trust
6.000% due 06/25/2036		202	173
Residential Accredit Loans, Inc. Trust
0.309% due 02/25/2037		226	184
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036		195	179
6.000% due 06/25/2037		176	158
Structured Adjustable Rate Mortgage Loan Trust
0.399% due 06/25/2037		218	179
Structured Asset Mortgage Investments Trust
0.409% due 02/25/2036		79	62
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 01/25/2035		266	264

			4,110

U.S. GOVERNMENT AGENCIES 3.0%
Fannie Mae
2.500% due 06/01/2028		788	795
3.000% due 08/01/2042		265	259
3.500% due 10/01/2043		4,400	4,484
4.500% due 04/01/2039		1,210	1,294

			6,832

U.S. TREASURY OBLIGATIONS 7.1%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (f)(h)		2,271	2,244
0.125% due 07/15/2022 (f)(h)		7,872	7,762
0.125% due 01/15/2023		1,316	1,281
U.S. Treasury Notes
1.625% due 08/15/2022 (f)(h)		30	28
2.500% due 08/15/2023		5,100	5,051

			16,366

Total United States (Cost $48,008)			47,543

VIRGIN ISLANDS (BRITISH) 0.1%
CORPORATE BONDS & NOTES 0.1%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$400	324

Total Virgin Islands (British) (Cost $398)		324

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (d) 0.2%		464

U.S. TREASURY BILLS 0.1%
0.019% due 12/19/2013 - 04/03/2014 (b)(h)	$307	307

Total Short-Term Instruments (Cost $771)		771

Total Investments in Securities (Cost $172,228)		170,996

	SHARES
INVESTMENTS IN AFFILIATES 28.4%
SHORT-TERM INSTRUMENTS 28.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.4%
PIMCO Short-Term Floating NAV Portfolio	6,508,710	65,133

Total Short-Term Instruments (Cost $65,128)		65,133

Total Investments in Affiliates (Cost $65,128)		65,133

Total Investments 102.9% (Cost $237,356)		$236,129
Financial Derivative Instruments (e)(g) 0.1% (Cost or Premiums, net $14)		134
Other Assets and Liabilities, net (3.0%)		(6,778)

Net Assets 100.0%		$229,485

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$464	Fannie Mae 2.200% due 10/17/2022	$(474)	$464	$464

Total Repurchase Agreements						$(474)	$464	$464

(1)	Includes accrued interest.

As of September 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowing while outstanding during the period ended September 30, 2013 was $4,612, at a weighted average interest rate of (0.200%).

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
2-Year Mid-Curve Put Options @ EUR 99.125 on 3-Month Euribor October Futures	Short	11/2013	192	$5	$16	$(7)
3-Month Euribor December Futures	Short	12/2013	39	(7)	0	0
3-Month Euribor December Futures	Long	12/2015	244	(48)	39	(8)
3-Month Euribor June Futures	Short	06/2014	39	(1)	0	(2)
3-Month Euribor March Futures	Short	03/2014	39	(2)	0	(1)
3-Month Euribor September Futures	Long	09/2015	71	3	10	(2)
3-Month Euribor September Futures	Long	09/2016	58	(64)	11	(1)
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	40	(109)	1	0
90-Day Eurodollar June Futures	Long	06/2015	440	264	27	0
90-Day Eurodollar March Futures	Long	03/2015	16	2	1	0
90-Day Eurodollar September Futures	Long	09/2015	309	50	15	0
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	4	0	0	0
Euro-Bund 10-Year Bond December Futures	Long	12/2013	8	6	6	(6)
Euro-Buxl 30-Year Bond December Futures	Short	12/2013	2	(6)	0	(3)
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	4	1	0	0
U.S. Treasury Ultra Long-Term Bond December Futures	Short	12/2013	1	(5)	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2015	113	22	7	(2)
United Kingdom Government 10-Year Gilt December Futures	Short	12/2013	1	(3)	0	(1)

Total Futures Contracts				$108	$133	$(33)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-20 5-Year Index	1.000%	06/20/2018	$10,400	$129	$47	$0	$(5)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day EUR-EONIA Compounded-OIS	0.125%	09/18/2014	EUR	38,500	$(11)	$(6)	$0	$(5)
Receive	3-Month USD-LIBOR	0.800%	07/15/2014		$2,400	(12)	(4)	0	0
Receive	3-Month USD-LIBOR	1.200%	07/15/2015		300	(5)	(3)	0	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		700	27	(5)	0	0
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023	AUD	600	(6)	(12)	4	0
Pay	6-Month EUR-EURIBOR	1.500%	03/19/2019	EUR	4,900	24	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.750%	03/19/2044		1,500	(30)	(35)	0	(15)
Receive	6-Month GBP-LIBOR	3.000%	03/19/2024	GBP	2,400	(50)	(58)	0	(5)
Receive	6-Month JPY-LIBOR	0.500%	09/18/2020	JPY	140,000	7	(23)	0	(1)

						$(56)	$(146)	$4	$(27)

Total Swap Agreements						$73	$(99)	$4	$(32)

(4) Unsettled variation margin asset of $11 for closed exchange-traded and centrally cleared derivatives is outstanding at period end.

(f)	Securities with an aggregate market value of $1,246 and cash of $634 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2013		$2,025	AUD	2,266	$89	$0
	10/2013		6,691	RUB	217,866	27	0
BPS	11/2013		77	CHF	72	2	0
BRC	10/2013		220	RUB	6,982	0	(5)
	11/2013		2,263	EUR	1,672	0	(1)
	11/2013		1,118	GBP	719	46	0
	11/2013		104	JPY	10,292	1	0
	11/2013		3,154	PLN	10,119	78	0
	11/2013		1,900	SEK	12,470	38	0
	12/2013		233	MXN	3,086	1	0
	01/2014		107	ZAR	1,094	0	0
CBK	10/2013	BRL	321		$144	0	(1)
	10/2013	INR	160,289		2,535	0	(13)
	10/2013	MYR	4,865		1,506	15	0
	10/2013	RUB	807		24	0	(1)
	10/2013		$132	BRL	321	13	0
	10/2013		243	INR	16,628	21	0
	10/2013		90	KRW	97,789	1	0
	10/2013		2,023	MYR	6,482	1	(37)
	11/2013	GBP	123		$191	0	(8)
	11/2013		$164	CAD	171	1	0
	11/2013		2,651	CHF	2,448	57	0
	11/2013		930	GBP	589	23	0
	11/2013		91	IDR	1,057,875	0	0
	11/2013		380	JPY	36,942	0	(4)
	12/2013	MXN	2,211		$168	0	0
	12/2013		$98	CLP	49,833	0	0
	01/2014		2,473	INR	160,289	7	0
	01/2014		82	TWD	2,413	0	0
DUB	10/2013	RUB	240,367		$7,478	66	0
	10/2013		$57	AUD	62	1	0
	10/2013		3,932	DKK	21,765	15	0
	10/2013		202	ZAR	2,020	0	(1)
	10/2013	ZAR	646		$67	3	0
	11/2013	CHF	92		100	0	(1)
	11/2013	JPY	28,961		298	4	0
	11/2013		$79	AUD	87	2	0
	11/2013		128	CAD	133	1	0
	11/2013		306	EUR	230	5	0
	11/2013		415	GBP	265	14	0
	12/2013		371	CLP	192,193	6	0
	01/2014		5,540	RUB	181,114	0	(55)
	01/2014		66	ZAR	646	0	(3)
	04/2014	DKK	43,095		$7,776	0	(54)
FBF	10/2013	BRL	148		67	0	0
	10/2013	PEN	725		281	21	0
	10/2013		$67	BRL	148	0	0
	10/2013		1,546	COP	2,890,178	0	(32)
	10/2013		49	HKD	380	0	0
	10/2013		1,466	IDR	15,520,321	0	(130)
	10/2013		154	KRW	172,811	7	0
	10/2013		560	PEN	1,450	0	(40)
	11/2013		4,687	BRL	10,883	185	0
	12/2013	MXN	1,440		$112	3	0
	01/2014		$66	BRL	148	0	0
	01/2014		22	KRW	23,711	0	0
GLM	10/2013	IDR	6,000,305		$530	14	0
	11/2013		$65	AUD	72	2	0
	11/2013		1,832	EUR	1,362	11	0
	11/2013		161	GBP	103	5	0
	12/2013		521	IDR	6,000,305	0	(13)
	01/2014		142	THB	4,554	3	0
HUS	10/2013	BRL	1,809		$790	0	(26)
	10/2013	ILS	4,805		1,352	0	(11)
	10/2013	RUB	1,004		30	0	(1)
	10/2013		$811	BRL	1,809	5	0
	10/2013		1,795	THB	55,620	0	(18)
	10/2013		153	TRY	279	0	(15)
	11/2013	EUR	8,703		$11,771	9	(13)
	12/2013		$1,351	ILS	4,805	11	0
JPM	10/2013	IDR	6,000,305		$529	12	0
	10/2013	KRW	97,789		90	0	(1)
	10/2013		$57	CNY	352	0	0
	10/2013		135	COP	257,918	0	0
	10/2013		1,429	HKD	11,081	0	0
	10/2013		312	IDR	3,319,680	0	(26)
	10/2013		1,322	ILS	4,805	41	0
	10/2013		2,431	INR	148,219	0	(75)
	10/2013		527	RUB	17,331	9	(2)
	10/2013		1,608	TRY	2,973	2	(141)
	10/2013	ZAR	1,374		$137	0	0
	11/2013		$1,373	CZK	26,502	23	0
	11/2013		4,910	EUR	3,636	10	0
	11/2013		524	IDR	6,000,305	0	(10)
	12/2013	MXN	73,965		$5,579	0	(37)
	01/2014		$197	INR	12,726	0	0
	01/2014		89	KRW	97,789	1	0
	01/2014		88	RUB	2,901	0	0
MSC	10/2013	BRL	1,488		$667	0	(4)
	10/2013	IDR	839,086		74	2	0
	10/2013	PEN	725		262	2	0
	10/2013		$621	BRL	1,488	50	0
	11/2013	BRL	178		$78	0	(2)
	11/2013		$76	SGD	97	1	0
	01/2014		121	MYR	400	1	0
	04/2014		257	PEN	725	0	(2)
RBC	11/2013		88	CAD	91	0	0
RYL	10/2013	DKK	35,765		$6,227	0	(260)
	11/2013	JPY	5,481		55	0	(1)
	11/2013		$97	BRL	218	0	0
	11/2013		520	EUR	396	16	0
	11/2013		283	NOK	1,730	4	0
	04/2014	DKK	11,205		$2,002	0	(34)
SCX	10/2013	CNY	16,599		2,695	0	(14)
	10/2013	HKD	11,461		1,478	0	0
	10/2013	MYR	2,259		680	0	(12)
	10/2013	THB	55,620		1,711	0	(66)
	10/2013		$2,616	CNY	16,247	35	0
	11/2013		1,286	SGD	1,644	25	0
	01/2014		2,690	CNY	16,599	6	0
	01/2014		1,478	HKD	11,461	0	0
	01/2014		677	MYR	2,259	12	0
	01/2014		1,698	THB	55,620	70	0
SOG	11/2013	GBP	7,744		$12,129	0	(403)
UAG	10/2013	IDR	6,000,305		529	12	0
	10/2013	INR	4,558		71	0	(1)
	10/2013	KRW	3,477,129		3,168	0	(63)
	10/2013	TWD	80,751		2,716	0	(16)
	10/2013		$2,838	KRW	3,304,318	232	0
	10/2013		201	MYR	641	0	(4)
	10/2013		2,696	TWD	80,751	36	0
	11/2013	EUR	1,027		$1,376	0	(14)
	11/2013		$2,652	CAD	2,787	50	0
	11/2013		10,639	EUR	7,916	72	0
	11/2013		19,143	JPY	1,874,641	4	(71)
	01/2014		512	IDR	6,000,305	0	(10)
	01/2014		3,153	KRW	3,477,129	60	0
	01/2014		2,728	TWD	80,751	15	0

Total Forward Foreign Currency Contracts						$1,617	$(1,752)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	1.250%	09/30/2015	JPY	490,000	$ 108	$108

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	115.000	05/21/2014	$5,520	$77	$11

Total Purchased Options						$185	$119

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014	EUR	1,300	$(3)	$(2)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		1,300	(3)	(2)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014		8,200	(16)	(9)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		8,200	(16)	(10)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	200	(1)	(2)
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014	EUR	3,400	(7)	(4)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		3,400	(7)	(4)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013		1,600	(1)	(1)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		1,600	(3)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	800	(5)	(6)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.250%	12/19/2013		1,700	(13)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	2.250%	09/30/2015	JPY	490,000	(38)	(38)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		$6,500	(24)	(3)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.250%	12/19/2013	GBP	1,700	(13)	(5)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014	EUR	1,100	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		1,100	(2)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		$7,300	(41)	(4)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		16,700	(65)	(8)
RYL	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		2,200	(16)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		2,200	(20)	(10)
UAG	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014	EUR	800	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		800	(2)	(1)
								$(300)	$(127)

Total Written Options								$(300)	$(127)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2013(3)	Notional Amount(4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	SLM Corp.	(5.000%)	12/20/2014	0.738%	$100	$(5)	$0	$0	$(5)
FBF	Royal Bank of Scotland Group PLC	(5.000%)	12/20/2016	1.969%	800	(77)	0	0	(77)
GST	Royal Bank of Scotland Group PLC	(5.000%)	06/20/2016	1.828%	100	(7)	(2)	0	(9)

						$(89)	$(2)	$0	$(91)

Credit Default Swaps on Sovereign Issues - Sell Protection(2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013(3)	Notional Amount(4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Mexico Government International Bond	1.000%	06/20/2021	1.522%	$3,550	$(109)	$(19)	$0	$(128)
FBF	China Government International Bond	1.000%	12/20/2016	0.486%	100	(5)	7	2	0
	Export-Import Bank of China	1.000%	12/20/2016	0.595%	100	(10)	11	1	0
JPM	China Government International Bond	1.000%	12/20/2016	0.486%	400	(19)	26	7	0
MYC	China Government International Bond	1.000%	12/20/2016	0.486%	100	(5)	6	1	0
	Export-Import Bank of China	1.000%	09/20/2016	0.559%	100	(3)	4	1	0
UAG	Export-Import Bank of China	1.000%	06/20/2016	0.517%	200	(4)	7	3	0

						$(155)	$42	$15	$(128)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	CDX.EM-15 5-Year Index	5.000%	06/20/2016	$2,500	$344	$(212)	$132	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date(6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.238% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR less 0.238% based on the notional amount of currency delivered	03/18/2016	EUR	14,935	$19,833	$(31)	$391	$360	$0

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	24,000	$54	$(88)	$0	$(34)
DUB	Pay	1-Year BRL-CDI	8.285%	01/02/2017		500	0	(14)	0	(14)
HUS	Pay	1-Year BRL-CDI	8.645%	01/02/2017		2,700	5	(69)	0	(64)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	7,527	1	17	18	0

							$60	$(154)	$18	$(112)

Total Swap Agreements							$129	$65	$525	$(331)

(h)	Securities with an aggregate market value of $1,322 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$557	$0	$557
Sovereign Issues	0	1,016	0	1,016
Brazil
Corporate Bonds & Notes	0	1,411	0	1,411
Sovereign Issues	0	824	0	824
Canada
Corporate Bonds & Notes	0	1,560	0	1,560
Sovereign Issues	0	5,290	0	5,290
Cayman Islands
Corporate Bonds & Notes	0	1,405	0	1,405
Denmark
Corporate Bonds & Notes	0	14,586	0	14,586
France
Corporate Bonds & Notes	0	1,401	0	1,401
Sovereign Issues	0	1,714	0	1,714
Germany
Corporate Bonds & Notes	0	3,983	0	3,983
Sovereign Issues	0	3,260	0	3,260
India
Corporate Bonds & Notes	0	900	0	900
Indonesia
Corporate Bonds & Notes	0	1,115	0	1,115
Sovereign Issues	0	570	0	570
Ireland
Asset-Backed Securities	0	374	0	374
Corporate Bonds & Notes	0	4,128	0	4,128
Mortgage-Backed Securities	0	736	0	736
Italy
Corporate Bonds & Notes	0	600	0	600
Sovereign Issues	0	7,636	0	7,636
Japan
Corporate Bonds & Notes	0	1,728	0	1,728
Luxembourg
Corporate Bonds & Notes	0	1,964	0	1,964
Malaysia
Sovereign Issues	0	672	0	672
Mexico
Corporate Bonds & Notes	0	417	0	417
Sovereign Issues	0	12,304	0	12,304
Mongolia
Sovereign Issues	0	760	0	760
Netherlands
Asset-Backed Securities	0	1,354	0	1,354
Corporate Bonds & Notes	0	6,846	0	6,846
Russia
Sovereign Issues	0	3,342	0	3,342
South Africa
Sovereign Issues	0	1,781	0	1,781
South Korea
Sovereign Issues	0	1,987	0	1,987
Spain
Corporate Bonds & Notes	0	2,466	0	2,466
Sovereign Issues	0	4,964	0	4,964
Supranational
Corporate Bonds & Notes	0	1,800	0	1,800
Sweden
Corporate Bonds & Notes	0	3,664	0	3,664
Switzerland
Corporate Bonds & Notes	0	1,743	0	1,743
United Kingdom
Bank Loan Obligations	0	541	0	541
Corporate Bonds & Notes	0	10,326	0	10,326
Mortgage-Backed Securities	0	2,089	0	2,089
Sovereign Issues	0	8,544	0	8,544
United States
Asset-Backed Securities	0	6,187	0	6,187
Bank Loan Obligations	0	602	0	602
Corporate Bonds & Notes	0	13,446	0	13,446
Mortgage-Backed Securities	0	4,110	0	4,110
U.S. Government Agencies	0	6,832	0	6,832
U.S. Treasury Obligations	0	16,366	0	16,366
Virgin Islands (British)
Corporate Bonds & Notes	0	324	0	324
Short-Term Instruments
Repurchase Agreements	0	464	0	464
U.S. Treasury Bills	0	307	0	307
	$0	$170,996	$0	$170,996

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	65,133	0	0	65,133
Total Investments	$65,133	$170,996	$0	$236,129

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	133	4	0	137
Over the counter	0	2,261	0	2,261
	$133	$2,265	$0	$2,398

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(33)	(32)	0	(65)
Over the counter	0	(2,210)	0	(2,210)
	$(33)	$(2,242)	$0	$(2,275)

Totals	$65,233	$171,019	$0	$236,252

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Portfolio (Unhedged)

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 125.9%
AUSTRALIA 0.3%
MORTGAGE-BACKED SECURITIES 0.3%
Puma Finance Ltd.
0.403% due 02/21/2038		$153	$152
2.979% due 08/22/2037	AUD	205	190
Swan Trust
0.425% due 05/12/2037		$191	191
2.880% due 05/12/2037	AUD	263	245
Torrens Trust
2.983% due 10/19/2038		254	233

Total Australia (Cost $1,021)			1,011

BRAZIL 4.9%
CORPORATE BONDS & NOTES 3.8%
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	1,400	1,975
Banco Santander Brasil S.A.
2.352% due 03/18/2014		$2,800	2,797
4.250% due 01/14/2016		200	206
4.500% due 04/06/2015		1,100	1,130
Banco Votorantim Ltd.
3.248% due 03/28/2014		1,800	1,799
Banco Votorantim S.A.
5.250% due 02/11/2016		2,000	2,070
BM&FBovespa S.A.
5.500% due 07/16/2020		300	311
BRF S.A.
5.875% due 06/06/2022		2,700	2,693
CSN Islands Corp.
6.875% due 09/21/2019		200	208

			13,189

SOVEREIGN ISSUES 1.1%
Brazil Government International Bond
8.250% due 01/20/2034		2,800	3,661

Total Brazil (Cost $16,900)			16,850

CAYMAN ISLANDS 0.2%
ASSET-BACKED SECURITIES 0.2%
Black Diamond CLO Delaware Corp.
0.502% due 06/20/2017		$11	11
BlueMountain CLO Ltd.
0.502% due 11/15/2017		155	155
Kingsland Ltd.
0.504% due 06/13/2019		441	441

Total Cayman Islands (Cost $601)			607

GERMANY 4.8%
CORPORATE BONDS & NOTES 1.1%
KFW
4.250% due 07/04/2014	EUR	1,600	2,232
6.250% due 05/19/2021	AUD	1,400	1,452

			3,684

SOVEREIGN ISSUES 3.7%
Free State of Bavaria
3.500% due 01/27/2016	EUR	749	1,086

Republic of Germany
1.500% due 02/15/2023		8,800	11,717

			12,803

Total Germany (Cost $16,403)			16,487

GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$388	389

Total Guernsey, Channel Islands (Cost $388)			389

ITALY 0.8%
ASSET-BACKED SECURITIES 0.0%
Locat Securitisation Vehicle SRL
0.385% due 12/12/2028	EUR	87	116

SOVEREIGN ISSUES 0.8%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (b)		2,044	2,628

Total Italy (Cost $2,979)			2,744

JERSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
WPP Ltd.
6.000% due 04/04/2017	GBP	1,000	1,829

Total Jersey, Channel Islands (Cost $1,290)			1,829

LUXEMBOURG 0.1%
CORPORATE BONDS & NOTES 0.1%
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		$300	349

Total Luxembourg (Cost $300)			349

MEXICO 2.3%
CORPORATE BONDS & NOTES 0.7%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$1,500	1,555
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		800	834

			2,389

SOVEREIGN ISSUES 1.6%
Mexico Government International Bond
10.000% due 12/05/2024	MXN	54,400	5,476

Total Mexico (Cost $8,073)			7,865

NETHERLANDS 2.6%
CORPORATE BONDS & NOTES 2.6%
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	5,700	7,864
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		$500	524
Waha Aerospace BV
3.925% due 07/28/2020		350	368

Total Netherlands (Cost $8,595)			8,756

NORWAY 1.3%
CORPORATE BONDS & NOTES 1.3%
DNB Bank ASA
3.200% due 04/03/2017		$2,000	2,098
Eksportfinans ASA
1.600% due 03/20/2014	JPY	1,000	10
2.000% due 09/15/2015		$800	784
2.375% due 05/25/2016		200	195
3.000% due 11/17/2014		200	201

5.500% due 05/25/2016		500	524
5.500% due 06/26/2017		600	626

Total Norway (Cost $4,260)			4,438

QATAR 1.2%
CORPORATE BONDS & NOTES 0.5%
Qatari Diar Finance QSC
3.500% due 07/21/2015		$1,600	1,671

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.000% due 01/20/2015		2,400	2,496

Total Qatar (Cost $4,056)			4,167

SOUTH KOREA 1.1%
CORPORATE BONDS & NOTES 0.7%
Export-Import Bank of Korea
4.125% due 09/09/2015		$500	530
5.875% due 01/14/2015		1,900	2,015

			2,545

SOVEREIGN ISSUES 0.4%
Republic of Korea
4.875% due 09/22/2014		200	208
5.750% due 04/16/2014		200	205
7.125% due 04/16/2019		700	870

			1,283

Total South Korea (Cost $3,699)			3,828

UNITED ARAB EMIRATES 0.5%
SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		$1,400	1,711

Total United Arab Emirates (Cost $1,502)			1,711

UNITED KINGDOM 9.1%
CORPORATE BONDS & NOTES 1.1%
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	1,900	2,797
HBOS PLC
6.750% due 05/21/2018		$800	893

			3,690

SOVEREIGN ISSUES 8.0%
United Kingdom Gilt
1.750% due 09/07/2022 (e)	GBP	7,800	11,842
4.000% due 03/07/2022		8,600	15,667

			27,509

Total United Kingdom (Cost $31,385)			31,199

UNITED STATES 76.2%
ASSET-BACKED SECURITIES 2.7%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.649% due 10/25/2035		$1,000	907
Amortizing Residential Collateral Trust
0.759% due 07/25/2032		1	1
0.879% due 10/25/2031		2	2
Carrington Mortgage Loan Trust
0.229% due 12/25/2036		61	59
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		1,831	1,963
Countrywide Asset-Backed Certificates
0.579% due 08/25/2034		156	145
0.629% due 04/25/2036		1,000	797
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 01/25/2032		1	1
Credit-Based Asset Servicing and Securitization LLC
0.239% due 11/25/2036		26	14

Denver Arena Trust
6.940% due 11/15/2019		49	50
EMC Mortgage Loan Trust
0.629% due 05/25/2043		501	457
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		183	37
JPMorgan Mortgage Acquisition Trust
0.459% due 03/25/2047		1,632	857
Morgan Stanley ABS Capital, Inc.
0.289% due 03/25/2037		1,408	633
0.429% due 08/25/2036		3,250	1,477
0.979% due 07/25/2037		1,585	1,466
SACO, Inc.
0.579% due 04/25/2035		9	8
Securitized Asset-Backed Receivables LLC Trust
0.229% due 12/25/2036		10	5
SLC Student Loan Trust
0.704% due 06/15/2017		171	171
SLM Student Loan Trust
0.454% due 12/17/2018		39	39
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.579% due 05/25/2034		2	2
1.683% due 04/25/2035		23	22
Washington Mutual Asset-Backed Certificates Trust
0.239% due 10/25/2036		53	21

			9,134

BANK LOAN OBLIGATIONS 1.5%
Dell, Inc.
5.000% - 6.250% due 11/06/2013		2,100	2,098
H.J. Heinz Co.
3.500% due 06/05/2020		1,796	1,805
HCA, Inc.
2.679% due 05/02/2016		875	876
Springleaf Financial Funding Co.
5.500% due 05/10/2017		264	265

			5,044

CORPORATE BONDS & NOTES 12.9%
Ally Financial, Inc.
3.652% due 06/20/2014		800	812
6.750% due 12/01/2014		2,450	2,582
American International Group, Inc.
6.765% due 11/15/2017	GBP	488	925
8.175% due 05/15/2068		$200	235
Bank of America Corp.
7.625% due 06/01/2019		2,900	3,561
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,000	1,199
Boston Scientific Corp.
6.400% due 06/15/2016		200	225
CIT Group, Inc.
5.250% due 04/01/2014		400	408
Citigroup, Inc.
1.495% due 11/30/2017	EUR	2,500	3,292
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		$520	572
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018		803	917
D.R. Horton, Inc.
6.500% due 04/15/2016		4,500	4,928
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	116
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		300	300
8.000% due 06/01/2014		1,300	1,360
8.700% due 10/01/2014		1,800	1,937
Goldman Sachs Group, Inc.
0.666% due 07/22/2015		500	498
0.769% due 01/12/2015		700	699
0.848% due 09/29/2014		800	802
3.700% due 08/01/2015		800	835
6.250% due 09/01/2017		500	571
International Lease Finance Corp.
6.750% due 09/01/2016		1,000	1,103
7.125% due 09/01/2018		900	1,010
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	202
JPMorgan Chase Bank N.A.
0.889% due 05/31/2017	EUR	2,000	2,668
KB Home
5.875% due 01/15/2015		$1,200	1,254

Kraft Foods Group, Inc.
6.125% due 08/23/2018		500	589
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		800	214
Mohawk Industries, Inc.
6.375% due 01/15/2016		1,000	1,104
Morgan Stanley
0.618% due 04/13/2016	EUR	700	935
0.748% due 10/15/2015		$1,000	993
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		800	824
3.750% due 05/11/2017		1,300	1,362
Puget Energy, Inc.
6.500% due 12/15/2020		900	1,008
Southwestern Energy Co.
4.100% due 03/15/2022		300	301
7.500% due 02/01/2018		100	119
UAL Pass-Through Trust
10.400% due 05/01/2018		767	859
UST LLC
5.750% due 03/01/2018		1,000	1,147
Verizon Communications, Inc.
1.782% due 09/15/2016		400	412
2.002% due 09/14/2018		100	105
2.500% due 09/15/2016		300	309
3.650% due 09/14/2018		400	422
4.500% due 09/15/2020		400	426

			44,140

MORTGAGE-BACKED SECURITIES 23.3%
Adjustable Rate Mortgage Trust
2.865% due 09/25/2035		31	27
American Home Mortgage Assets Trust
0.369% due 05/25/2046		421	298
0.389% due 10/25/2046		544	345
Banc of America Funding Corp.
2.685% due 02/20/2036		523	521
5.500% due 01/25/2036		697	710
5.797% due 10/20/2046 ^		172	136
5.888% due 04/25/2037		564	502
Banc of America Mortgage Trust
2.870% due 05/25/2035		4,900	4,303
5.500% due 11/25/2035		664	666
BCAP LLC Trust
0.349% due 01/25/2037 ^		393	278
5.250% due 04/26/2037		2,303	2,153
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/2035		140	140
2.578% due 08/25/2033		22	22
2.600% due 03/25/2035		197	199
2.636% due 10/25/2033		20	21
2.793% due 03/25/2035		51	51
2.831% due 02/25/2047		1,727	1,343
2.832% due 05/25/2034		57	54
2.872% due 05/25/2047 ^		539	439
3.040% due 05/25/2034		18	18
3.169% due 11/25/2034		14	15
Bear Stearns Alt-A Trust
1.179% due 09/25/2034		1,113	1,105
2.677% due 11/25/2035 ^		228	171
2.735% due 09/25/2035		193	160
2.804% due 08/25/2036 ^		294	202
Bear Stearns Structured Products, Inc.
2.759% due 12/26/2046		154	94
Chase Mortgage Finance Trust
2.856% due 12/25/2035		990	875
Chevy Chase Funding LLC
0.359% due 07/25/2036		128	110
Citigroup Commercial Mortgage Trust
5.885% due 12/10/2049		400	414
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035		75	75
2.290% due 09/25/2035		77	75
2.550% due 10/25/2035		1,808	1,748
Countrywide Alternative Loan Trust
0.349% due 01/25/2037 ^		795	633
0.360% due 02/20/2047		335	223
0.375% due 12/20/2046		669	450
0.390% due 03/20/2046		198	136
0.390% due 07/20/2046 ^		442	248
0.459% due 02/25/2037		255	185
0.529% due 05/25/2037 ^		114	75
0.579% due 05/25/2036		1,693	1,203
1.479% due 10/25/2035		4,395	3,554

1.543% due 11/25/2035	52	37
2.083% due 11/25/2035	52	38
3.889% due 08/25/2036	10	10
5.250% due 06/25/2035	39	34
5.361% due 11/25/2035 ^	455	343
6.000% due 08/25/2036 ^	1,358	1,133
6.000% due 04/25/2037 ^	97	73
6.000% due 02/25/2047	931	725
6.250% due 08/25/2037 ^	52	42
6.500% due 06/25/2036 ^	251	193
Countrywide Home Loan Mortgage Pass-Through Trust
0.409% due 05/25/2035	116	95
0.469% due 04/25/2035	34	27
0.479% due 03/25/2035	785	677
0.499% due 03/25/2035	145	103
0.509% due 02/25/2035	12	11
0.939% due 09/25/2034	14	13
2.423% due 02/20/2036	602	461
2.672% due 11/19/2033	29	28
2.695% due 05/25/2047	171	111
2.823% due 08/25/2034	10	9
2.859% due 11/25/2034	34	32
5.500% due 10/25/2035	205	197
5.750% due 12/25/2035	833	766
7.500% due 06/25/2035	1,628	1,696
Credit Suisse First Boston Mortgage Securities Corp.
2.455% due 08/25/2033	35	35
6.500% due 04/25/2033	2	2
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	172	88
Deutsche ALT-B Securities, Inc.
5.886% due 10/25/2036 ^	509	380
First Horizon Mortgage Pass-Through Trust
6.250% due 08/25/2017	7	7
Greenpoint Mortgage Funding Trust
0.449% due 11/25/2045	13	10
GSR Mortgage Loan Trust
1.940% due 03/25/2033	15	14
2.462% due 06/25/2034	10	10
2.661% due 09/25/2035	440	439
Harborview Mortgage Loan Trust
0.371% due 01/19/2038	1,339	1,068
0.921% due 02/19/2034	2	2
1.008% due 12/19/2036 ^	206	151
2.595% due 05/19/2033	37	37
IndyMac Mortgage Loan Trust
4.656% due 09/25/2035	391	347
JPMorgan Mortgage Trust
2.105% due 11/25/2033	17	17
2.728% due 01/25/2037	467	398
2.812% due 07/25/2035	244	246
2.907% due 07/25/2035	207	211
4.058% due 02/25/2035	17	17
Luminent Mortgage Trust
0.419% due 04/25/2036	720	450
MASTR Adjustable Rate Mortgages Trust
2.469% due 05/25/2034	956	941
MASTR Alternative Loan Trust
0.579% due 03/25/2036	61	13
Mellon Residential Funding Corp.
0.622% due 12/15/2030	13	12
Merrill Lynch Floating Trust
0.720% due 07/09/2021	549	548
Merrill Lynch Mortgage Investors Trust
0.389% due 02/25/2036	174	159
0.429% due 08/25/2036	31	29
1.666% due 10/25/2035	9,371	9,099
2.313% due 02/25/2033	20	19
2.497% due 02/25/2036	114	106
Merrill Lynch Mortgage-Backed Securities Trust
4.852% due 04/25/2037 ^	18	14
Nomura Asset Acceptance Corp.
2.570% due 10/25/2035	29	26
Residential Accredit Loans, Inc. Trust
0.329% due 02/25/2047	206	119
0.359% due 06/25/2046	538	233
0.389% due 04/25/2046	229	106
0.529% due 08/25/2035 ^	1,323	957
6.000% due 12/25/2036 ^	808	615
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035 ^	270	251
RiverView HECM Trust
0.239% due 07/25/2047	1,903	1,807
Structured Adjustable Rate Mortgage Loan Trust
2.485% due 02/25/2034	24	24
2.550% due 04/25/2034	63	63
2.569% due 09/25/2034	59	59
2.731% due 09/25/2035	519	448

Structured Asset Mortgage Investments Trust
0.369% due 07/25/2046	621	463
0.389% due 05/25/2046	141	104
0.399% due 05/25/2036	623	394
0.399% due 09/25/2047	600	392
0.431% due 07/19/2035	474	448
0.459% due 02/25/2036	732	554
0.761% due 07/19/2034	6	6
0.881% due 03/19/2034	11	11
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.000% due 05/25/2035	1,355	1,393
Suntrust Alternative Loan Trust
0.829% due 12/25/2035 ^	1,675	1,302
WaMu Mortgage Pass-Through Certificates
0.409% due 04/25/2045	5,189	4,799
0.449% due 12/25/2045	2,791	2,532
0.469% due 10/25/2045	4,091	3,767
0.489% due 01/25/2045	12	11
0.499% due 01/25/2045	12	11
0.853% due 02/25/2047	582	462
1.553% due 08/25/2042	8	8
2.072% due 01/25/2037 ^	47	38
2.204% due 02/27/2034	7	7
2.346% due 11/25/2036 ^	1,300	1,075
2.350% due 12/25/2036 ^	9	8
2.382% due 09/25/2036 ^	872	749
2.397% due 12/25/2036 ^	71	62
2.428% due 09/25/2033	1,299	1,318
2.449% due 06/25/2033	18	18
2.454% due 07/25/2046	273	249
2.467% due 12/25/2035	661	609
2.491% due 02/25/2033	166	164
2.539% due 02/25/2037 ^	548	474
2.547% due 03/25/2034	55	55
4.493% due 06/25/2037	125	108
Washington Mutual MSC Mortgage Pass-Through Certificates
1.093% due 07/25/2046 ^	87	46
6.000% due 06/25/2037 ^	1,827	1,512
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	773	697
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 06/25/2034	2,494	2,536
2.636% due 04/25/2036	34	34
2.642% due 03/25/2036	172	172
2.716% due 02/25/2034	2,703	2,735

		79,731

MUNICIPAL BONDS & NOTES 3.4%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	300
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,000	1,125
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.300% due 06/01/2037	600	452
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,300	1,101
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	1,900	2,265
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,600	2,024
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.375% due 06/15/2043	2,000	2,123
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,950	2,331

		11,721

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
2.534% due 10/30/2013 (c)	58	410
SLM Corp. CPI Linked Security
3.568% due 01/16/2018	3,100	69
3.754% due 03/15/2017	500	12

		491

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 15.4%
Fannie Mae
0.299% due 03/25/2034		$13	13
0.329% due 08/25/2034		9	8
0.379% due 10/27/2037		1,600	1,601
2.231% due 10/01/2034		4	5
2.381% due 12/01/2034		10	10
2.492% due 11/01/2034		77	82
3.000% due 11/01/2043		12,000	11,698
4.000% due 11/01/2043		25,000	26,137
4.500% due 11/01/2043		10,000	10,655
5.000% due 11/01/2043		1,000	1,082
5.500% due 05/01/2047		27	29
6.000% due 07/25/2044		37	42
Freddie Mac
0.459% due 09/25/2031		33	31
1.359% due 10/25/2044		69	71
2.345% due 02/01/2029		8	9
2.639% due 04/01/2037		79	84
6.000% due 04/15/2036		942	1,038
Ginnie Mae
1.625% due 11/20/2024		3	3
6.000% due 09/20/2038		64	67

			52,665

U.S. TREASURY OBLIGATIONS 16.9%
U.S. Treasury Inflation Protected Securities (b)
0.625% due 02/15/2043 (g)		3,424	2,813
1.750% due 01/15/2028 (g)(i)		2,565	2,876
2.000% due 01/15/2026 (g)(i)		1,424	1,645
2.375% due 01/15/2025		496	592
2.375% due 01/15/2027 (g)		1,506	1,814
2.500% due 01/15/2029 (g)		1,621	1,996
3.875% due 04/15/2029		369	531
U.S. Treasury Notes
1.500% due 08/31/2018 (e)		45,300	45,617

			57,884

Total United States (Cost $250,358)			260,810

VIRGIN ISLANDS (BRITISH) 0.0%
CORPORATE BONDS & NOTES 0.0%
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$100	111

Total Virgin Islands (British) (Cost $106)			111

SHORT-TERM INSTRUMENTS 19.9%
CERTIFICATES OF DEPOSIT 1.6%
Banco do Brasil S.A.
0.000% due 03/27/2014		$2,000	1,991
2.265% due 02/14/2014		2,000	2,001
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		1,400	1,398

			5,390

COMMERCIAL PAPER 0.8%
Daimler Finance North America LLC
1.070% due 10/15/2013		2,800	2,799

REPURCHASE AGREEMENTS (d) 0.1%			309

CANADA TREASURY BILLS 16.4%
0.989% due 12/05/2013	CAD	58,000	56,209

U.S. TREASURY BILLS 1.0%
0.077% due 02/06/2014 - 03/13/2014 (a)(g)(i)		$3,265	3,265

Total Short-Term Instruments (Cost $66,727)	67,972

Total Investments in Securities (Cost $418,643)	431,123

Total Investments 125.9% (Cost $418,643)	$431,123
Financial Derivative Instruments (f)(h) 0.3% (Cost or Premiums, net $(1,928))	259
Other Assets and Liabilities, net (26.2%)	(89,050)

Net Assets 100.0%	$342,332

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$309	Fannie Mae 2.200% due 10/17/2022	$(319)	$309	$309

Total Repurchase Agreements						$(319)	$309	$309

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DEU	0.020%	10/01/2013	10/18/2013	$(1,711)	$(1,711)

Total Reverse Repurchase Agreements					$(1,711)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.494%	08/22/2013	11/14/2013	GBP	(6,999)	$(11,256)
GSC	(0.060%)	09/18/2013	10/02/2013		$(19,094)	(19,095)
	0.050%	09/30/2013	10/01/2013		(2,217)	(2,216)

Total Sale-Buyback Transactions						$(32,567)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $36,753 at a weighted average interest rate of 0.246%.
(3)	Payable for sale-buyback transactions includes $20 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	5.500%	10/01/2043	$38,000	$(41,194)	$(41,420)

Total Short Sales				$(41,194)	$(41,420)

(e)	Securities with an aggregate market value of $34,648 have been pledged as collateral under the terms of master agreements as of September 30, 2013.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	349	$128	$21	$0
Japan Government 10-Year Bond December Futures	Long	12/2013	17	204	21	(3)
U.S. Treasury 5-Year Note December Futures	Long	12/2013	85	172	6	0

Total Futures Contracts				$504	$48	$(3)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin (4)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-19 5-Year Index	(5.000%	)	12/20/2017		$6,200	$(444)	$(453)	$1	$0
iTraxx Europe Crossover 17 Index	(5.000%	)	06/20/2017	EUR	11,300	(1,186)	(297)	82	0
iTraxx Europe Crossover 18 Index	(5.000%	)	12/20/2017		41,550	(3,747)	(1,845)	258	0

						$(5,377)	$(2,595)	$341	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		$700	$74	$68	$0	$(0)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		12,200	2,056	1,325	1	(2)
Receive	3-Month USD-LIBOR	3.250%	12/18/2043		1,100	95	39	0	0
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	2,100	(41)	(63)	8	0
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		6,600	(64)	(112)	29	0
Pay	6-Month EUR-EURIBOR	1.500%	03/19/2019	EUR	12,000	59	128	38	0
Pay	6-Month EUR-EURIBOR	3.250%	09/21/2021		3,800	190	135	17	0
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2023		16,100	(389)	(268)	68	0
Pay	6-Month JPY-LIBOR	1.500%	12/20/2022	JPY	9,370,000	1,552	301	55	0
Pay	6-Month JPY-LIBOR	1.000%	09/18/2023		1,870,000	268	53	20	0

						$3,800	$1,606	$236	$(2)

Total Swap Agreements						$(1,577)	$(989)	$577	$(2)

(4)	Unsettled variation margin asset of $75 and liability of $(1) for closed exchange-traded and centrally cleared derivatives is outstanding at period end.

(g)	Securities with an aggregate market value of $5,339 and cash of $2,310 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013.

(h) Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2013	JPY	146,600		$1,503	$11	$0
	10/2013		$578	AUD	645	24	0
BPS	10/2013		63,854	JPY	6,155,997	0	(1,221)
BRC	10/2013	JPY	2,975,692		$30,328	52	0
	11/2013	AUD	1,230		1,148	3	0
	11/2013	DKK	3,955		718	0	0
	11/2013	EUR	22,246		30,116	18	0
	11/2013	SEK	2,932		456	0	0
	11/2013		$2,892	DKK	16,192	46	0
	12/2013	CAD	1,891		$1,836	4	0
	12/2013	GBP	5,011		8,111	2	0
CBK	10/2013	EUR	430		574	0	(8)
DUB	01/2015		$1,600	CNY	9,648	0	(49)
	04/2016		500		2,965	0	(29)
FBF	11/2013		3,072	BRL	7,134	121	0
	12/2013	EUR	675		$898	0	(15)
	09/2015	CNY	27,062		4,228	0	(91)
GLM	10/2013	EUR	53,140		71,909	19	0
	10/2013		$492	EUR	368	6	0
	11/2013		71,915		53,140	0	(19)
	01/2015	CNY	9,648		$1,515	0	(35)
HUS	10/2013		$532	JPY	52,900	6	0
	12/2013	GBP	9		$14	0	0
JPM	10/2013		$73,416	EUR	55,163	1,211	0
	10/2013		514	JPY	50,800	3	0
	11/2013		51	CNY	323	1	0
	12/2013	MXN	108,739		$8,202	0	(55)
	09/2015	CNY	2,378		400	21	0
	04/2016		13,826		2,150	0	(46)
	04/2016		$1,830	CNY	10,861	0	(105)
MSC	10/2013	BRL	1,331		$551	0	(49)
	10/2013		$587	BRL	1,331	14	0
	11/2013	BRL	1,331		$583	0	(13)
	12/2013		$1,713	MXN	22,650	7	0
RBC	11/2013		1,832	SEK	11,979	30	0
	12/2013	CAD	50,539		$48,907	0	(57)
RYL	12/2013		$5,028	GBP	3,219	181	0
	09/2015		4,600	CNY	29,440	98	0
UAG	10/2013	EUR	1,962		$2,645	0	(8)
	10/2013		$60,964	JPY	6,069,136	788	0
	11/2013	CNY	323		$51	0	(1)
	11/2013		$2,645	EUR	1,962	8	0

Total Forward Foreign Currency Contracts						$2,674	$(1,801)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	17,100	$(131)	$0

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC USD versus JPY	JPY	95.800	10/22/2013	$2,623	$(23)	$(8)
	Call - OTC USD versus JPY		104.050	10/22/2013	2,623	(24)	(1)
	Put - OTC USD versus JPY		95.500	10/25/2013	3,927	(35)	(11)
	Call - OTC USD versus JPY		103.900	10/25/2013	3,927	(38)	(1)

						$(120)	$(21)

Total Written Options						$(251)	$(21)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Lafarge S.A.	(1.690%	)	09/20/2016	1.531%		$2,000	$0	$(10)	$0	$(10)
	Springleaf Finance Corp.	(1.370%	)	12/20/2017	3.246%		100	0	7	7	0
	UBS AG	(2.280%	)	06/20/2018	0.816%		1,300	0	(88)	0	(88)
BRC	UBS AG	(2.250%	)	03/20/2014	0.163%	EUR	600	0	(9)	0	(9)
	WPP Ltd.	(3.750%	)	06/20/2017	0.527%	GBP	1,000	0	(193)	0	(193)
CBK	Credit Agricole S.A.	(1.000%	)	12/20/2016	0.944%	EUR	1,000	98	(101)	0	(3)
DUB	D.R. Horton, Inc.	(1.000%	)	06/20/2016	0.998%		$4,500	472	(473)	0	(1)
	KB Home	(5.000%	)	03/20/2015	0.808%		1,200	(93)	17	0	(76)
	Marsh & McLennan Cos., Inc.	(0.670%	)	09/20/2014	0.097%		1,000	0	(6)	0	(6)
	Marsh & McLennan Cos., Inc.	(0.590%	)	09/20/2014	0.097%		1,000	0	(5)	0	(5)
	UBS AG	(1.000%	)	12/20/2017	0.713%		3,061	15	(53)	0	(38)
GST	Credit Agricole S.A.	(1.000%	)	12/20/2016	0.944%	EUR	600	61	(62)	0	(1)
	UST LLC	(0.720%	)	03/20/2018	0.180%		$1,000	0	(24)	0	(24)
JPM	Limited Brands, Inc.	(2.850%	)	09/20/2017	1.350%		190	0	(11)	0	(11)
MYC	Boston Scientific Corp.	(1.000%	)	06/20/2014	0.067%		1,500	7	(17)	0	(10)
RYL	Cleveland Electric Illuminating Co.	(0.940%	)	06/20/2017	1.182%		1,000	0	8	8	0
UAG	Boston Scientific Corp.	(2.060%	)	06/20/2016	0.333%		200	0	(10)	0	(10)
	Mohawk Industries, Inc.	(1.550%	)	03/20/2016	0.416%		1,000	0	(29)	0	(29)

								$560	$(1,059)	$15	$(514)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	06/20/2017	1.942%	EUR	16,400	$(3,164)	$2,430	$0	$(734)
BRC	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.267%		100	(15)	17	2	0
	Brazil Government International Bond	1.000%	03/20/2023	2.142%		$800	(43)	(29)	0	(72)
	China Government International Bond	0.850%	12/20/2014	0.169%		1,200	0	10	10	0
	Citigroup, Inc.	1.000%	06/20/2018	0.938%		2,700	(4)	12	8	0
	Italy Government International Bond	1.000%	06/20/2017	1.942%	EUR	5,000	(950)	726	0	(224)
CBK	Brazil Government International Bond	1.000%	03/20/2016	1.120%		$3,100	(30)	22	0	(8)
DUB	Lloyds TSB Bank PLC	3.000%	09/20/2017	0.929%	EUR	600	6	60	66	0
FBF	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.269%		$500	8	34	42	0
GST	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.269%		1,100	9	82	91	0
	BP Capital Markets America, Inc.	5.000%	09/20/2015	0.292%		200	3	16	19	0
	Dell, Inc.	1.000%	12/20/2017	3.198%		700	(53)	(7)	0	(60)
JPM	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.269%		300	2	23	25	0
	China Government International Bond	0.820%	12/20/2014	0.169%		200	0	2	2	0
MYC	Lloyds TSB Bank PLC	3.000%	09/20/2017	0.929%	EUR	1,500	13	152	165	0
RYL	China Government International Bond	0.810%	12/20/2014	0.169%		$1,800	0	15	15	0
	China Government International Bond	0.815%	12/20/2014	0.169%		700	0	6	6	0

							$(4,218)	$3,571	$451	$(1,098)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
MYC	iTraxx Europe 15 Index 9-12%	(1.000%	)	06/20/2016	EUR	10,800	$2,108	$(2,116)	$0	$(8)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.600%	01/02/2017	BRL	27,100	$0	$(663)	$0	$(663)
BRC	Pay	1-Month GBP-United Kingdom RPI Index	3.275%	05/19/2016	GBP	3,800	0	54	54	0
Pay		6-Month AUD-BBR-BBSW	4.750%	06/15/2022	AUD	14,500	(82)	728	646	0
CBK	Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022		4,100	(30)	213	183	0
DUB	Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022		4,300	(23)	215	192	0
HUS	Pay	1-Year BRL-CDI	8.645%	01/02/2017	BRL	27,700	22	(683)	0	(661)
JPM	Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	AUD	400	(2)	20	18	0
UAG	Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022		2,200	(12)	110	98	0

							$(127)	$(6)	$1,191	$(1,324)

Total Swap Agreements							$(1,677)	$390	$1,657	$(2,944)

(i)	Securities with an aggregate market value of $1,990 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Australia
Mortgage-Backed Securities	$0	$1,011	$0	$1,011
Brazil
Corporate Bonds & Notes	0	13,189	0	13,189
Sovereign Issues	0	3,661	0	3,661
Cayman Islands
Asset-Backed Securities	0	607	0	607
Germany
Corporate Bonds & Notes	0	3,684	0	3,684
Sovereign Issues	0	12,803	0	12,803
Guernsey, Channel Islands
Corporate Bonds & Notes	0	0	389	389
Italy
Asset-Backed Securities	0	116	0	116
Sovereign Issues	0	2,628	0	2,628
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,829	0	1,829
Luxembourg
Corporate Bonds & Notes	0	349	0	349
Mexico
Corporate Bonds & Notes	0	2,389	0	2,389
Sovereign Issues	0	5,476	0	5,476
Netherlands
Corporate Bonds & Notes	0	8,756	0	8,756
Norway
Corporate Bonds & Notes	0	4,438	0	4,438
Qatar
Corporate Bonds & Notes	0	1,671	0	1,671
Sovereign Issues	0	2,496	0	2,496
South Korea
Corporate Bonds & Notes	0	2,545	0	2,545
Sovereign Issues	0	1,283	0	1,283
United Arab Emirates
Sovereign Issues	0	1,711	0	1,711
United Kingdom
Corporate Bonds & Notes	0	3,690	0	3,690
Sovereign Issues	0	27,509	0	27,509
United States
Asset-Backed Securities	0	9,134	0	9,134
Bank Loan Obligations	0	5,044	0	5,044
Corporate Bonds & Notes	0	42,364	1,776	44,140
Mortgage-Backed Securities	0	75,771	3,960	79,731
Municipal Bonds & Notes	0	11,721	0	11,721
Preferred Securities	81	0	410	491
U.S. Government Agencies	0	52,665	0	52,665
U.S. Treasury Obligations	0	57,884	0	57,884
Virgin Islands (British)
Corporate Bonds & Notes	0	111	0	111
Short-Term Instruments
Certificates of Deposit	0	5,390	0	5,390
Commercial Paper	0	2,799	0	2,799
Repurchase Agreements	0	309	0	309
Canada Treasury Bills	0	56,209	0	56,209
U.S. Treasury Bills	0	3,265	0	3,265
Total Investments	$81	$424,507	$6,535	$431,123

Short Sales, at Value
U.S. Government Agencies	$0	$(41,420)	$0	$(41,420)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	48	577	0	625
Over the counter	0	4,331	0	4,331
	$48	$4,908	$0	$4,956

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(2)	0	(5)
Over the counter	0	(4,766)	0	(4,766)

	$(3)	$(4,768)	$0	$(4,771)

Totals	$126	$383,227	$6,535	$389,888

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Guernsey, Channel Islands
Corporate Bonds & Notes	$418	$0	$(12)	$0	$0	$(17)	$0	$0	$389	$(16)
Jersey, Channel Islands
Asset-Backed Securities	537	0	(543)	0	0	6	0	0	0	0
Norway
Corporate Bonds & Notes	103	0	(103)	0	(1)	1	0	0	0	0
United States
Corporate Bonds & Notes	2,315	0	(469)	(7)	20	(83)	0	0	1,776	(29)
Mortgage-Backed Securities	4,300	0	(514)	3	33	138	0	0	3,960	133
Preferred Securities	426	0	0	0	0	(16)	0	0	410	(16)

Totals	$8,099	$0	$(1,641)	$(4)	$52	$29	$0	$0	$6,535	$72

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Guernsey, Channel Islands
Corporate Bonds & Notes	$389	Third Party Vendor	Broker Quote	100.25
United States
Corporate Bonds & Notes	1,776	Third Party Vendor	Broker Quote	112.06 - 114.25
Mortgage-Backed Securities	3,960	Third Party Vendor	Broker Quote	93.47 - 95.00
Preferred Securities	410	Benchmark Pricing	Base Price	$7,066.86

Total	$6,535

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Diversified Allocation Portfolio

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 2.3%
U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Notes
0.250% due 03/31/2014 (d)	$780	$781
1.000% due 01/15/2014 (d)	490	491
1.250% due 02/15/2014 (d)	350	352
1.250% due 03/15/2014 (d)	189	190

Total U.S. Treasury Obligations (Cost $1,813)		1,814

SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (b) 1.5%	3,653	3,653

Total Short-Term Instruments (Cost $3,653)		3,653

Total Investments in Securities (Cost $5,466)		5,467

	SHARES
INVESTMENTS IN AFFILIATES 101.0%
MUTUAL FUNDS (a) 90.9%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	528,734	5,060
PIMCO Emerging Markets Full Spectrum Bond Fund	795,352	7,238
PIMCO EqS® Dividend Fund	1,379,856	16,779
PIMCO EqS® Emerging Markets Fund	857,748	7,368
PIMCO EqS® Pathfinder Fund	1,036,834	12,017
PIMCO Foreign Bond Fund U.S. Dollar-Hedged	663,300	7,004
PIMCO Fundamental IndexPLUS® AR Fund	1,772,968	12,039
PIMCO Global Advantage® Strategy Bond Fund	850,884	9,547
PIMCO Income Fund	1,018,683	12,489
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	560,147	7,108
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,565,459	12,164
PIMCO Investment Grade Corporate Bond Fund	1,181,363	12,475
PIMCO Real Return Fund	1,059,571	11,973
PIMCO Short-Term Fund	3,761,701	37,053
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	851,993	11,962
PIMCO Total Return Fund IV	3,406,859	35,976

Total Mutual Funds (Cost $219,106)		218,252

SHORT-TERM INSTRUMENTS 10.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.1%
PIMCO Short-Term Floating NAV Portfolio	2,426,018	24,277

Total Short-Term Instruments (Cost $24,275)		24,277

Total Investments in Affiliates (Cost $243,381)		242,529

Total Investments 103.3% (Cost $248,847)		$247,996
Financial Derivative Instruments (c) 0.5% (Cost or Premiums, net $3,360)		1,225
Other Assets and Liabilities, net (3.8%)		(9,113)

Net Assets 100.0%		$240,108

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.080%	09/30/2013	10/01/2013	$3,200	U.S. Treasury Notes 0.250% due 09/30/2015	$(3,265)	$3,200	$3,200
SSB	0.000%	09/30/2013	10/01/2013	453	Fannie Mae 2.200% due 10/17/2022	(465)	453	453

Total Repurchase Agreements						$(3,730)	$3,653	$3,653

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,325.000	06/21/2014	988	$3,360	$1,776

Total Purchased Options				$3,360	$1,776

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2013	911	$(618)	$0	$(551)

Total Futures Contracts				$(618)	$0	$(551)

(d)	Securities with an aggregate market value of $1,814 and cash of $1,385 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,814	$0	$1,814
Short-Term Instruments
Repurchase Agreements	0	3,653	0	3,653
	$0	$5,467	$0	$5,467

Investments in Affiliates, at Value
Mutual Funds	218,252	0	0	218,252
Short-Term Instruments
Central Funds Used for Cash Management Purposes	24,277	0	0	24,277
	$242,529	$0	$0	$242,529

Total Investments	$242,529	$5,467	$0	$247,996

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1,776	$0	$1,776

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(551)	$0	$0	$(551)

Totals	$241,978	$7,243	$0	$249,221

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Managed Volatility Portfolio

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 41.9%
BANK LOAN OBLIGATIONS 0.6%
Dell, Inc.
5.000% - 6.250% due 11/06/2013		$200	$200
H.J. Heinz Co.
3.500% due 06/05/2020		200	200

Total Bank Loan Obligations (Cost $398)			400

CORPORATE BONDS & NOTES 0.2%
BANKING & FINANCE 0.0%
Springleaf Finance Corp.
5.400% due 12/01/2015		6	6

INDUSTRIALS 0.2%
Ecopetrol S.A.
5.875% due 09/18/2023		100	105

Total Corporate Bonds & Notes (Cost $105)			111

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039		35	44

Total Municipal Bonds & Notes (Cost $49)			44

U.S. TREASURY OBLIGATIONS 25.4%
U.S. Treasury Inflation Protected Securities (b)
0.625% due 02/15/2043 (f)		2,581	2,120
0.750% due 02/15/2042 (f)		1,471	1,261
2.125% due 02/15/2040 (f)		83	99
2.125% due 02/15/2041 (f)		145	172
U.S. Treasury Notes
2.000% due 02/15/2023		15,100	14,389

Total U.S. Treasury Obligations (Cost $18,368)			18,041

MORTGAGE-BACKED SECURITIES 0.2%
Banc of America Large Loan Trust
2.482% due 11/15/2015		177	177

Total Mortgage-Backed Securities (Cost $178)			177

ASSET-BACKED SECURITIES 0.2%
Countrywide Asset-Backed Certificates
0.279% due 08/25/2037		57	57
Lehman XS Trust
0.579% due 10/25/2035		116	111

Total Asset-Backed Securities (Cost $156)			168

SOVEREIGN ISSUES 4.2%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	8,000	2,534
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2030		100	108
6.000% due 08/15/2040		100	106
6.000% due 08/15/2050		147	154
Mexico Government International Bond
4.500% due 11/22/2035 (b)	MXN	944	85
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	45	35

Total Sovereign Issues (Cost $3,384)			3,022

	SHARES
EXCHANGE-TRADED FUNDS 9.2%
iShares China Large Cap Index Fund		74,529	2,763
iShares Nasdaq Biotechnology Index Fund		4,513	946

SPDR Gold Trust	10,208	1,309
Vanguard FTSE Emerging Markets ETF	38,215	1,533

Total Exchange-Traded Funds (Cost $6,543)		6,551

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	3	0

Total Exchange-Traded Notes (Cost $2)		0

SHORT-TERM INSTRUMENTS 1.8%
REPURCHASE AGREEMENTS (d) 1.1%		768

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.7%
0.088% due 01/09/2014 - 05/29/2014 (a)	$500	500

Total Short-Term Instruments (Cost $1,268)		1,268

Total Investments in Securities (Cost $30,451)		29,782

	SHARES
INVESTMENTS IN AFFILIATES 57.7%
MUTUAL FUNDS (c) 51.8%
PIMCO Emerging Local Bond Fund	284,753	2,742
PIMCO Emerging Markets Corporate Bond Fund	124,915	1,423
PIMCO EqS® Dividend Fund	399,512	4,858
PIMCO EqS® Emerging Markets Fund	496,701	4,267
PIMCO EqS Pathfinder Fund®	389,547	4,515
PIMCO Income Fund	784,645	9,620
PIMCO Investment Grade Corporate Bond Fund	161,348	1,704
PIMCO RealEstateRealReturn Strategy Fund	19,118	80
PIMCO StocksPLUS® Fund	107,278	1,040
PIMCO Total Return Fund	87,047	942
PIMCO Unconstrained Bond Fund	505,031	5,676

Total Mutual Funds (Cost $36,618)		36,867

SHORT-TERM INSTRUMENTS 5.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.9%
PIMCO Short-Term Floating NAV Portfolio	421,383	4,217

Total Short-Term Instruments (Cost $4,216)		4,217

Total Investments in Affiliates (Cost $40,834)		41,084

Total Investments 99.6% (Cost $71,285)		$70,866
Financial Derivative Instruments (e)(g) 0.4% (Cost or Premiums, net $1,371)		290
Other Assets and Liabilities, net 0.0%		14

Net Assets 100.0%		$71,170

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$768	Fannie Mae 2.200% due 10/17/2022	$(789)	$768	$768

Total Repurchase Agreements						$(789)	$768	$768

(1)	Includes accrued interest.

As of September 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2013 was $6,033 at a weighted average interest rate of 0.007%.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE iShares MSCI Emerging Markets Index Fund	$38.000	12/21/2013	1,056	$229	$377
Put - CBOE iShares MSCI Emerging Markets Index Fund	38.000	12/21/2013	1,056	247	94
Put - CBOE iShares Russell 2000 Index Fund	60.000	12/31/2013	390	24	1

				$500	$472

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,050.000	12/21/2013	90	$57	$2
Put - CBOE S&P 500 Index	1,625.000	12/31/2013	30	175	97

				$232	$99

Total Purchased Options				$732	$571

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	10	$(18)	$0	$0
90-Day Eurodollar December Futures	Long	12/2015	66	24	3	0
E-mini S&P 500 Index December Futures	Long	12/2013	51	(43)	0	(31)
Euro-OAT France Government Bond December Futures	Short	12/2013	7	(21)	0	(4)
IBEX 35 Index October Futures	Long	10/2013	15	43	0	(14)
OMX Stockholm 30 Index October Futures	Long	10/2013	52	(11)	0	(13)
Russell 2000 Mini Index December Futures	Short	12/2013	45	(95)	2	0
U.S. Treasury 5-Year Note December Futures	Short	12/2013	123	(196)	0	(9)
U.S. Treasury 10-Year Note December Futures	Long	12/2013	4	10	0	0

Total Futures Contracts				$(307)	$5	$(71)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017	EUR 190	$(17)	$(8)	$1	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month AUD-BBR-BBSW	3.250%	09/11/2015	AUD	1,700	$4	$4	$1	$0
Pay	3-Month USD-LIBOR	2.500%	12/18/2020		$4,200	61	18	2	0
Pay	3-Month USD-LIBOR	3.000%	03/21/2023		14,000	(633)	(608)	2	0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		4,200	(54)	(107)	0	(3)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		900	95	86	0	(0)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		1,500	57	8	0	0
Receive	3-Month USD-LIBOR	3.250%	12/18/2043		3,300	285	9	0	0
Pay	6-Month AUD-BBR-BBSW	3.500%	12/11/2018	AUD	2,900	(21)	(35)	5	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		6,600	23	(13)	13	0
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023		1,500	(85)	(74)	6	0
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		900	(34)	(39)	4	0
Pay	6-Month AUD-BBR-BBSW	3.975%	03/15/2023		1,000	(21)	(21)	4	0
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		380	(7)	(8)	2	0
Pay	6-Month AUD-BBR-BBSW	4.000%	12/11/2023		100	(3)	(3)	0	0
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		11,200	(109)	(114)	50	0
Receive	6-Month EUR-EURIBOR	3.000%	09/18/2023	EUR	9,000	5	39	0	(27)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	570,000	(82)	13	0	(6)

						$(519)	$(845)	$89	$(36)

Total Swap Agreements						$(536)	$(853)	$90	$(36)

(f)	Securities with an aggregate market value of $1,373 and cash of $419 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2013	AUD	558		$515	$1	$(6)
	10/2013	JPY	141,921		1,435	0	(9)
	10/2013	RUB	17,789		546	0	(2)
	10/2013	TRY	222		112	2	0
	10/2013		$93	AUD	104	4	0
	11/2013	BRL	413		$186	1	0
	01/2014		409		174	0	(7)
BRC	10/2013	HKD	41,860		5,399	2	0
	10/2013	INR	30,327		482	0	0
	10/2013	KRW	651,699		558	0	(48)
	10/2013	RUB	5,099		160	3	0
	10/2013		$220	JPY	21,500	0	(1)
	10/2013		128	PHP	5,590	0	0
	10/2013		103	ZAR	1,060	2	0
	11/2013	HUF	2,786		$12	0	0
	01/2014	PHP	5,590		128	0	(1)
CBK	10/2013	INR	38,383		650	40	0
	10/2013	JPY	19,500		196	0	(3)
	10/2013	MYR	994		300	0	(5)
	10/2013	THB	3,434		110	0	0
	10/2013	TWD	20,295		679	0	(8)
	10/2013		$341	AUD	365	2	(2)
	10/2013		468	HKD	3,628	0	0
	10/2013		402	INR	25,403	2	0
	10/2013		174	MYR	576	3	0
	10/2013		265	RUB	8,846	8	0
	10/2013		1,061	TWD	31,684	11	0
	11/2013	CNY	1,585		$251	0	(7)
	12/2013	EUR	653		869	0	(15)
	01/2014	INR	25,403		392	0	(1)
DUB	10/2013	AUD	514		458	0	(22)
	10/2013	JPY	6,100		63	1	0
	10/2013	RUB	1,971		61	1	0
	10/2013		$594	JPY	59,000	6	0
	10/2013		833	ZAR	8,033	0	(34)
	10/2013	ZAR	9,693		$968	4	0
	11/2013	CZK	401		20	0	(1)
	11/2013	PLN	862		268	0	(7)
	01/2014	ZAR	8,033		821	34	0
FBF	10/2013	COP	237,175		127	3	0
	10/2013	IDR	888,570		84	7	0
	10/2013	MYR	2,258		681	0	(11)
	10/2013	PEN	280		108	8	0
	10/2013	TRY	438		237	21	0
	10/2013		$148	IDR	1,684,751	0	(3)
	10/2013		54	PEN	140	0	(4)
	10/2013		440	THB	14,290	17	0
	11/2013	BRL	5,284		$2,276	0	(90)
	12/2013		$72	EUR	54	1	0
	01/2014	IDR	1,684,751		$144	3	0
	01/2014	THB	14,290		436	0	(18)
GLM	10/2013	BRL	1,415		635	0	(4)
	10/2013	CNY	2,967		470	0	(14)
	10/2013	JPY	5,400		54	0	(1)
	10/2013	RUB	12,182		367	0	(9)
	10/2013		$590	BRL	1,415	49	0
	10/2013		149	IDR	1,684,752	0	(4)
	10/2013		214	RUB	7,195	8	0
	11/2013	DKK	150		$27	0	(1)
	11/2013	NOK	165		28	0	0
	12/2013	IDR	1,684,752		146	4	0
HUS	10/2013	MYR	994		300	0	(5)
	10/2013	RUB	1,402		41	0	(2)
	10/2013	THB	10,849		350	4	0
	10/2013		$116	AUD	124	0	(1)
	10/2013		4,020	HKD	31,176	0	0
	10/2013		489	ZAR	4,925	2	(1)
	11/2013		5	SEK	35	0	0
	12/2013	CLP	80,271		$154	0	(4)
	01/2014	HKD	31,176		4,021	0	0
JPM	10/2013	BRL	1,927		794	0	(76)
	10/2013	HKD	5,264		679	0	0
	10/2013	INR	6,745		110	3	0
	10/2013	PHP	2,552		58	0	(1)
	10/2013	THB	5,335		170	0	0
	10/2013	TRY	137		75	7	0
	10/2013		$413	AUD	447	4	0
	10/2013		864	BRL	1,927	5	0
	10/2013		743	CNY	4,672	19	0
	10/2013		1,149	HKD	8,909	0	0
	10/2013		149	IDR	1,684,752	0	(4)
	10/2013		294	JPY	29,200	3	0
	10/2013		10	KRW	11,444	1	0
	10/2013		918	MYR	2,963	0	(10)
	10/2013		396	TRY	797	0	(2)
	10/2013		50	TWD	1,503	1	0
	10/2013		103	ZAR	1,061	3	0
	10/2013	ZAR	5,386		$536	0	0
	11/2013	IDR	1,684,752		147	3	0
	12/2013	MXN	9,380		707	0	(5)
	12/2013	TRY	797		392	2	0
	01/2014	HKD	4,202		542	0	0
MSC	10/2013	BRL	2,342		995	0	(61)
	10/2013		$1,033	BRL	2,342	24	0
	10/2013		51	PEN	140	0	0
	11/2013	BRL	2,342		$1,026	0	(23)
	11/2013		$2	SEK	15	0	0
	01/2014	BRL	414		$176	0	(6)
	01/2014	KRW	532,924		487	0	(5)
	01/2014	ZAR	2,120		212	4	0
	04/2014	PEN	140		50	0	0
RBC	11/2013	SEK	505		77	0	(1)
	11/2013		$149	BRL	334	1	0
	12/2013	CAD	288		$279	0	0
RYL	11/2013	CHF	152		164	0	(4)
	12/2013	GBP	385		601	0	(22)
UAG	10/2013	BRL	231		101	0	(3)
	10/2013	CNY	3,557		574	0	(6)
	10/2013	IDR	4,165,685		392	33	0
	10/2013	MYR	994		300	0	(4)
	10/2013	PHP	3,038		70	0	0
	10/2013	TWD	32,595		1,088	0	(14)
	10/2013		$103	BRL	231	1	0
	10/2013		300	CNY	1,853	2	0
	10/2013		440	HKD	3,411	0	0
	10/2013		777	INR	50,053	26	(7)
	10/2013		584	KRW	640,255	12	0
	10/2013		513	MYR	1,701	9	0
	10/2013		690	RUB	22,402	0	0
	10/2013		170	THB	5,328	0	0
	10/2013		663	TWD	19,704	3	0
	11/2013		253	CNY	1,585	4	0
	12/2013	EUR	145		$193	0	(3)
	01/2014	HKD	1,372		177	0	0
	01/2014	KRW	640,255		581	0	(10)
	01/2014	MYR	1,702		510	0	(9)
	01/2014	RUB	22,402		679	0	0
	01/2014	TWD	26,582		899	0	(4)
	01/2014		$165	CNY	1,019	0	0

Total Forward Foreign Currency Contracts						$424	$(631)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	02/28/2014	$3,600	$64	$28
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650%	02/28/2014	3,600	47	18
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	2,800	49	56
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016	1,000	44	35
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	02/28/2014	3,600	74	35
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,200	0	1
GST	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	02/28/2014	3,600	56	23
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	2,900	115	122
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,400	0	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	3,600	76	72
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	3,600	153	151

							$678	$542

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC USD versus CNY	CNY	6.310	03/28/2014	$395	$3	$1
UAG	Call - OTC USD versus CNY		6.410	02/26/2014	338	1	0
	Call - OTC USD versus CNY		6.363	03/30/2015	132	2	1

						$6	$2

Total Purchased Options						$684	$544

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	$3,700	$(47)	$(35)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC USD versus JPY	JPY	95.650	10/21/2013	$252	$(2)	$(1)
	Call - OTC USD versus JPY		104.700	10/21/2013	252	(3)	0
	Put - OTC USD versus JPY		95.800	10/22/2013	370	(3)	(1)
	Call - OTC USD versus JPY		104.050	10/22/2013	370	(3)	0
	Put - OTC USD versus JPY		95.500	10/25/2013	306	(3)	(1)
	Call - OTC USD versus JPY		103.900	10/25/2013	306	(3)	0

						$(17)	$(3)

Total Written Options						$(64)	$(38)

Swap Agreements:

Credit Default Swaps on Sovereign and U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.881%	$100	$(2)	$2	$0	$0
DUB	Mexico Government International Bond	1.000%	09/20/2015	0.620%	79	1	0	1	0
	Venezuela Government International Bond	5.000%	03/20/2015	8.201%	5	0	0	0	0
GST	Mexico Government International Bond	1.000%	09/20/2015	0.620%	261	2	0	2	0
HUS	Mexico Government International Bond	1.000%	09/20/2015	0.620%	300	3	0	3	0

						$4	$2	$6	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	1,500	$16	$(45)	$0	$(29)
BRC	Pay	1-Year BRL-CDI	10.630%	01/02/2017		11,900	(2)	(55)	0	(57)
DUB	Pay	1-Year BRL-CDI	8.600%	01/02/2017		4,100	4	(105)	0	(101)
	Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023	AUD	2,100	(36)	16	0	(20)
FBF	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	200	1	7	8	0
	Pay	1-Year BRL-CDI	8.495%	01/02/2017	BRL	3,000	0	(77)	0	(77)
	Pay	1-Year BRL-CDI	8.935%	01/02/2017		2,500	(3)	(48)	0	(51)
GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	100	1	2	3	0
HUS	Pay	1-Year BRL-CDI	8.645%	01/02/2017	BRL	4,100	(7)	(91)	0	(98)
	Pay	1-Year BRL-CDI	8.900%	01/02/2017		2,300	22	(65)	0	(43)
JPM	Pay	1-Year BRL-CDI	9.010%	01/02/2017		2,000	26	(60)	0	(34)
UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017		500	(1)	(13)	0	(14)
	Pay	1-Year BRL-CDI	8.650%	01/02/2017		200	0	(5)	0	(5)
	Pay	1-Year BRL-CDI	8.900%	01/02/2017		3,000	(6)	(57)	0	(63)

							$15	$(596)	$11	$(592)

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	Pay	S&P 500 Index	7.156%	12/18/2015	$224	$0	$7	$7	$0

Total Swap Agreements						$19	$(587)	$24	$(592)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$400	$0	$400
Corporate Bonds & Notes
Banking & Finance	0	6	0	6
Industrials	0	105	0	105
Municipal Bonds & Notes
California	0	44	0	44
U.S. Treasury Obligations	0	18,041	0	18,041
Mortgage-Backed Securities	0	177	0	177
Asset-Backed Securities	0	168	0	168
Sovereign Issues	0	3,022	0	3,022
Exchange-Traded Funds	6,551	0	0	6,551
Exchange-Traded Notes	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	768	0	768
U.S. Treasury Bills	0	500	0	500
	$6,551	$23,231	$0	$29,782

Investments in Affiliates, at Value
Mutual Funds	36,867	0	0	36,867
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,217	0	0	4,217
	$41,084	$0	$0	$41,084
Total Investments	$47,635	$23,231	$0	$70,866

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5	661	0	666
Over the counter	0	992	0	992
	$5	$1,653	$0	$1,658

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(71)	(36)	0	(107)
Over the counter	0	(1,261)	0	(1,261)

	$(71)	$(1,297)	$0	$(1,368)

Totals	$47,569	$23,587	$0	$71,156

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Portfolio

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 37.0%
BANK LOAN OBLIGATIONS 1.0%
Dell, Inc.
5.000% due 11/06/2013		$8,200	$8,194
H.J. Heinz Co.
3.500% due 06/05/2020		6,983	7,018

Total Bank Loan Obligations (Cost $15,125)			15,212

CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.4%
Banco Santander Brasil S.A.
2.352% due 03/18/2014		1,900	1,898
Commonwealth Bank of Australia
3.625% due 06/25/2014		3,300	3,381
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	600	812
5.400% due 12/01/2015		$252	262
5.750% due 09/15/2016		100	103

			6,456

INDUSTRIALS 0.2%
Ecopetrol S.A.
5.875% due 09/18/2023		1,100	1,147
7.375% due 09/18/2043		600	651
New York Times Co.
5.000% due 03/15/2015		2,000	2,087

			3,885

UTILITIES 0.1%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,200	1,631

Total Corporate Bonds & Notes (Cost $11,701)			11,972

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.2%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039		$2,200	2,784
7.550% due 04/01/2039		200	260
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040		800	1,047

Total Municipal Bonds & Notes (Cost $4,564)			4,091

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
2.440% due 08/01/2022		196	188
2.850% due 06/01/2022		200	201
2.920% due 06/01/2022		600	587
3.000% due 01/01/2022		394	395

Total U.S. Government Agencies (Cost $1,436)			1,371

U.S. TREASURY OBLIGATIONS 16.5%
U.S. Treasury Inflation Protected Securities (b)
0.625% due 02/15/2043 (f)		14,651	12,035
0.750% due 02/15/2042 (f)(h)		72,830	62,457
2.125% due 02/15/2040 (f)(h)		4,431	5,249
2.125% due 02/15/2041 (f)(h)		7,893	9,366
U.S. Treasury Notes
0.250% due 03/31/2014		5,716	5,722
0.250% due 03/31/2014 (f)		6,100	6,106
0.250% due 04/30/2014		2,100	2,102
0.250% due 05/31/2014		2,400	2,402
0.250% due 08/31/2014		2,500	2,503
0.500% due 08/15/2014		200	201
0.625% due 07/15/2014		1,700	1,707
0.750% due 06/15/2014		200	201
1.000% due 01/15/2014		300	301
1.000% due 05/15/2014		800	805

1.250% due 02/15/2014		513	515
1.250% due 03/15/2014		487	490
1.250% due 04/15/2014		200	201
1.750% due 03/31/2014		300	303
1.875% due 02/28/2014		100	101
2.000% due 02/15/2023 (h)		154,700	147,418
2.250% due 05/31/2014		300	304

Total U.S. Treasury Obligations (Cost $288,251)			260,489

MORTGAGE-BACKED SECURITIES 0.4%
American Home Mortgage Assets Trust
0.369% due 09/25/2046		1,871	1,258
Banc of America Large Loan Trust
2.482% due 11/15/2015		3,799	3,806
Structured Adjustable Rate Mortgage Loan Trust
5.197% due 01/25/2036 ^		1,637	1,284

Total Mortgage-Backed Securities (Cost $6,176)			6,348

ASSET-BACKED SECURITIES 0.1%
Residential Asset Securities Corp. Trust
0.329% due 07/25/2036		1,580	1,341

Total Asset-Backed Securities (Cost $1,233)			1,341

SOVEREIGN ISSUES 7.0%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	255,900	81,076
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2030		2,700	2,907
6.000% due 08/15/2040		2,600	2,755
6.000% due 08/15/2050		5,705	5,975
10.000% due 01/01/2014		2,854	1,291
10.000% due 01/01/2017		22,927	10,020
10.000% due 01/01/2021		425	178
10.000% due 01/01/2023		426	175
Italy Buoni Poliennali Del Tesoro
5.500% due 11/01/2022	EUR	800	1,170
Mexico Government International Bond
4.500% due 11/22/2035 (b)	MXN	24,297	2,183
New Zealand Government Bond
5.500% due 04/15/2023	NZD	250	223
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		3,600	2,829

Total Sovereign Issues (Cost $125,170)			110,782

	SHARES
EXCHANGE-TRADED FUNDS 10.1%		1,653,557	61,314
iShares China Large Cap Index Fund
iShares Nasdaq Biotechnology Index Fund		124,366	26,067
SPDR Gold Trust		239,486	30,695
Vanguard FTSE Emerging Markets ETF		1,010,022	40,512

Total Exchange-Traded Funds (Cost $160,716)			158,588

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN		2,206	34

Total Exchange-Traded Notes (Cost $1,708)			34

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (d) 0.0%			315

SHORT-TERM NOTES 0.1%
Federal Home Loan Bank
0.041% due 11/08/2013		$100	100
0.051% due 11/27/2013		500	500
0.073% due 03/28/2014		300	300
Freddie Mac
0.096% due 10/28/2013		300	300
0.152% due 02/24/2014		300	300
0.162% due 02/04/2014		100	100

			1,600

U.S. TREASURY BILLS 0.8%
0.086% due 01/02/2014 - 08/21/2014 (a)(f)(h)	12,084	12,083

Total Short-Term Instruments (Cost $13,994)		13,998

Total Investments in Securities (Cost $630,074)		584,226

	SHARES
INVESTMENTS IN AFFILIATES 62.9%
MUTUAL FUNDS (c) 55.4%
PIMCO Emerging Local Bond Fund	6,663,751	64,172
PIMCO Emerging Markets Corporate Bond Fund	3,188,490	36,317
PIMCO EqS Pathfinder Fund®	8,890,332	103,039
PIMCO EqS® Dividend Fund	9,396,118	114,257
PIMCO EqS® Emerging Markets Fund	11,451,989	98,373
PIMCO Income Fund	18,900,494	231,720
PIMCO Investment Grade Corporate Bond Fund	3,892,183	41,101
PIMCO RealEstateRealReturn Strategy Fund	856,583	3,581
PIMCO StocksPLUS® Fund	2,588,656	25,110
PIMCO Total Return Fund	2,578,552	27,900
PIMCO Unconstrained Bond Fund	11,335,179	127,407

Total Mutual Funds (Cost $857,955)		872,977

SHORT-TERM INSTRUMENTS 7.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.5%
PIMCO Short-Term Floating NAV Portfolio	11,812,856	118,211

Total Short-Term Instruments (Cost $118,192)		118,211

Total Investments in Affiliates (Cost $976,147)		991,188

Total Investments 99.9% (Cost $1,606,221)		$1,575,414
Financial Derivative Instruments (e)(g) 0.5% (Cost or Premiums, net $37,682)		7,301
Other Assets and Liabilities, net (0.4%)		(6,422)

Net Assets 100.0%		$1,576,293

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FOB	0.100%	09/30/2013	10/01/2013	$200	U.S. Treasury Notes 0.875% due 02/28/2017	$(206)	$200	$200
SSB	0.000%	09/30/2013	10/01/2013	115	Fannie Mae 2.200% due 10/17/2022	(117)	115	115

Total Repurchase Agreements						$(323)	$315	$315

(1)	Includes accrued interest.

As of September 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowing while outstanding during the period ended September 30, 2013 was $199,306, at a weighted average interest rate of 0.039%.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE iShares MSCI Emerging Markets Index Fund	$38.000	12/21/2013	24,981	$5,422	$8,930
Put - CBOE iShares MSCI Emerging Markets Index Fund	38.000	12/21/2013	24,981	5,838	2,224
Put - CBOE iShares Russell 2000 Index Fund	60.000	12/31/2013	14,610	920	23

				$12,180	$11,177

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,050.000	12/21/2013	3,310	$2,077	$68
Put - CBOE S&P 500 Index	1,625.000	12/31/2013	665	3,887	2,157

				$5,964	$2,225

Total Purchased Options				$18,144	$13,402

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	114	$(84)	$4	$0
90-Day Eurodollar December Futures	Long	12/2015	1,666	600	83	0
90-Day Eurodollar March Futures	Long	03/2016	30	7	1	0
Arabica Coffee December Futures	Short	12/2013	76	102	0	0
Corn December Futures	Short	12/2013	69	92	43	0
E-mini S&P 500 Index December Futures	Long	12/2013	1,111	(869)	0	(672)
Euro-Bund 10-Year Bond December Futures	Long	12/2013	15	16	13	0
Euro-OAT France Government Bond December Futures	Short	12/2013	344	(1,020)	0	(200)
Gold 100 oz. December Futures	Short	12/2013	7	(18)	9	0
IBEX 35 Index October Futures	Long	10/2013	347	1,009	0	(336)
Japan Government 10-Year Bond December Futures	Long	12/2013	29	355	35	(6)
Lean Hogs October Futures	Long	10/2013	181	400	0	(69)
Natural Gas November Futures	Short	10/2013	18	3	5	0
OMX Stockholm 30 Index October Futures	Long	10/2013	1,397	(307)	0	(337)
Platinum January Futures	Short	01/2014	12	7	4	0
Russell 2000 Mini Index December Futures	Short	12/2013	1,053	(2,226)	32	0
Silver December Futures	Short	12/2013	6	1	4	0
Soybean November Futures	Long	11/2013	65	(194)	0	(120)
U.S. Treasury 5-Year Note December Futures	Short	12/2013	1,063	(1,696)	0	(75)
U.S. Treasury 10-Year Note December Futures	Long	12/2013	151	254	7	0
U.S. Treasury Long Bond December Futures	Long	12/2013	12	4	0	(1)
United Kingdom Government 10-Year Gilt December Futures	Long	12/2013	197	335	121	(9)
Volatility S&P 500 Index November Futures	Short	11/2013	29	(19)	0	(16)
Volatility S&P 500 Index October Futures	Short	10/2013	52	(18)	0	(36)

Total Futures Contracts				$(3,266)	$361	$(1,877)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017	EUR	12,990	$(1,171)	$(560)	$80	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month AUD-BBR-BBSW	3.250%	09/11/2015	AUD	61,600	$155	$136	$33	$0
Receive	3-Month USD-LIBOR	0.800%	07/15/2014		$28,200	(143)	(45)	0	0
Receive	3-Month USD-LIBOR	1.200%	07/15/2015		3,800	(61)	(34)	0	(0)
Receive	3-Month USD-LIBOR	0.750%	06/19/2016		5,400	(19)	4	0	(2)
Pay	3-Month USD-LIBOR	2.500%	12/18/2020		109,800	1,583	472	64	0
Pay	3-Month USD-LIBOR	3.000%	03/21/2023		392,000	(17,733)	(16,229)	57	0
Pay	3-Month USD-LIBOR	2.400%	09/05/2023		9,600	(297)	(228)	6	0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		86,300	(1,100)	(2,184)	0	(54)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		44,200	4,671	4,272	0	(13)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		38,900	1,482	203	5	0
Receive	3-Month USD-LIBOR	3.250%	12/18/2043		70,500	6,098	2,467	9	0
Pay	6-Month AUD-BBR-BBSW	3.500%	12/11/2018	AUD	112,600	(808)	(1,363)	213	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		258,100	907	(512)	492	0
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023		79,500	(4,503)	(3,949)	310	0
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		66,800	(2,536)	(2,905)	263	0
Pay	6-Month AUD-BBR-BBSW	3.975%	03/15/2023		11,200	(237)	(237)	44	0
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		17,450	(337)	(343)	69	0
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		14,700	(9)	(129)	59	0
Pay	6-Month AUD-BBR-BBSW	4.000%	12/11/2023		5,700	(165)	(178)	25	0
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		103,300	(1,008)	(1,886)	457	0
Receive	6-Month EUR-EURIBOR	3.000%	09/18/2023	EUR	192,400	98	836	0	(576)
Receive	6-Month GBP-LIBOR	3.000%	03/21/2042	GBP	9,200	904	179	0	(84)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	15,240,000	(2,182)	1,232	0	(160)

						$(15,240)	$(20,421)	$2,106	$(889)

Total Swap Agreements						$(16,411)	$(20,981)	$2,186	$(889)

(f)	Securities with an aggregate market value of $59,043 and cash of $6,013 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2013	AUD	15,416		$14,250	$15	$(147)
	10/2013	RUB	965,652		29,658	0	(120)
	10/2013	TRY	656		331	7	0
	10/2013		$2,349	AUD	2,635	109	0
	10/2013		250	BRL	585	13	0
	10/2013		500	CAD	516	1	0
	10/2013		400	MXN	5,264	2	(1)
	10/2013		4,590	NZD	5,586	50	0
	10/2013	ZAR	283,004		$28,519	361	0
	11/2013	BRL	10,806		4,868	30	0
	01/2014		9,097		3,866	0	(154)
BPS	10/2013	GBP	450		722	0	(6)
	11/2013	NOK	5,635		955	20	0
	11/2013		$415	SEK	2,720	8	0
BRC	10/2013	BRL	35,388		$15,869	0	(98)
	10/2013	EUR	500		663	0	(13)
	10/2013	GBP	350		545	0	(21)
	10/2013	HKD	771,089		99,451	29	0
	10/2013	INR	885,221		14,069	0	0
	10/2013	KRW	20,454,857		17,506	0	(1,501)
	10/2013		$6,516	AUD	6,962	0	(22)
	10/2013		15,940	BRL	35,388	27	0
	10/2013		3,538	JPY	346,100	0	(17)
	10/2013		1,250	NOK	7,571	8	0
	10/2013		3,748	PHP	163,405	10	0
	10/2013		250	RUB	8,324	7	0
	10/2013		13,226	ZAR	133,295	78	(40)
	11/2013	BRL	35,388		$15,828	0	(15)
	11/2013	CHF	4,944		5,301	0	(168)
	11/2013	DKK	6,527		1,166	0	(19)
	11/2013	HUF	206,612		913	0	(24)
	11/2013		$1,214	AUD	1,300	0	(4)
	11/2013		4,118	CHF	3,750	30	0
	11/2013		11	SEK	70	0	0
	12/2013	EUR	6,514		$8,782	0	(33)
	01/2014	PHP	163,405		3,746	0	(22)
CBK	10/2013	BRL	41,008		18,389	0	(114)
	10/2013	INR	1,203,748		20,378	1,247	0
	10/2013	JPY	216,489		2,200	0	(3)
	10/2013	MYR	24,859		7,500	0	(120)
	10/2013	RUB	152,412		4,788	88	0
	10/2013	TWD	608,501		20,358	0	(231)
	10/2013		$10,163	AUD	10,881	38	(50)
	10/2013		17,094	BRL	41,008	1,409	0
	10/2013		450	CAD	474	10	0
	10/2013		26,788	HKD	207,687	0	(9)
	10/2013		9,777	INR	618,267	50	0
	10/2013		5,532	MYR	18,314	82	0
	10/2013		14,842	RUB	498,437	528	0
	10/2013		34,267	TWD	1,023,006	347	0
	11/2013	CNY	68,693		$10,874	0	(290)
	11/2013		$596	SEK	3,910	14	(2)
	12/2013	EUR	16,859		$22,370	0	(442)
	01/2014	INR	618,267		9,538	0	(29)
DUB	10/2013	AUD	17,133		15,335	6	(655)
	10/2013	CNY	202,889		32,143	0	(940)
	10/2013	EUR	500		674	0	(2)
	10/2013	GBP	450		723	0	(6)
	10/2013	JPY	2,289,805		23,062	0	(235)
	10/2013		$250	BRL	585	13	0
	10/2013		800	NOK	4,732	0	(13)
	10/2013		4,015	RUB	128,943	0	(40)
	11/2013	CZK	32,190		$1,645	0	(51)
	11/2013	PLN	43,492		13,529	0	(364)
	11/2013	SGD	1,203		944	0	(15)
	11/2013		$1,403	AUD	1,500	0	(6)
	11/2013		11,254	CHF	10,250	84	0
	12/2013	CAD	8,073		$7,862	41	0
	09/2015		$1,547	CNY	9,400	0	(47)
FBF	10/2013	BRL	10,576		$4,631	0	(141)
	10/2013	COP	6,118,749		3,272	68	0
	10/2013	MYR	20,864		6,293	0	(103)
	10/2013	PEN	20,425		7,888	558	0
	10/2013	TRY	23,434		12,692	1,107	0
	10/2013		$4,743	BRL	10,576	29	0
	10/2013		550	CAD	569	2	0
	10/2013		17,184	CNY	109,136	612	0
	10/2013		4,371	IDR	49,610,009	0	(101)
	10/2013		7,630	PEN	20,425	0	(301)
	10/2013		250	RUB	8,134	0	0
	11/2013	BRL	144,927		$62,420	0	(2,462)
	11/2013		$2,809	CAD	2,900	3	0
	11/2013		1,424	MXN	18,500	0	(15)
	12/2013	GBP	118		$186	0	(5)
	12/2013	MXN	235,798		17,861	0	(43)
	12/2013		$1,611	EUR	1,210	27	0
	01/2014	IDR	49,610,009		$4,240	86	0
	04/2014	PEN	10,212		3,602	14	0
GLM	10/2013	BRL	9,533		4,145	0	(157)
	10/2013	CNY	61,543		9,751	0	(284)
	10/2013	GBP	450		723	0	(6)
	10/2013	JPY	142,200		1,451	4	0
	10/2013	RUB	314,167		9,465	0	(223)
	10/2013		$4,275	BRL	9,533	26	0
	10/2013		4,384	IDR	49,610,008	0	(115)
	10/2013		100	MXN	1,343	3	0
	10/2013		7,114	RUB	239,173	261	0
	10/2013		8,634	THB	278,175	251	0
	11/2013	AUD	1,500		$1,399	2	0
	12/2013	CLP	1,139,285		2,192	0	(45)
	12/2013	IDR	49,610,008		4,306	105	0
	01/2014	THB	278,175		8,588	0	(251)
HUS	10/2013	BRL	2,898		1,300	0	(8)
	10/2013	EUR	500		674	0	(2)
	10/2013	GBP	450		722	0	(6)
	10/2013	JPY	69,038		700	0	(2)
	10/2013	MYR	24,855		7,500	0	(119)
	10/2013	NZD	9,191		7,115	0	(519)
	10/2013	THB	416,027		13,424	136	0
	10/2013		$2,555	AUD	2,721	0	(17)
	10/2013		1,610	BRL	3,677	48	0
	10/2013		150	MXN	1,914	0	(4)
	10/2013		450	NOK	2,742	6	0
	10/2013		500	RUB	16,138	0	(4)
	10/2013		16,050	TWD	476,928	87	0
	10/2013		3,191	ZAR	32,875	80	0
	11/2013		4,297	PLN	13,698	79	0
	11/2013		132	SEK	860	2	0
	12/2013	CLP	1,225,089		$2,346	0	(59)
	12/2013		$6,301	CAD	6,500	0	(4)
	12/2013		6,979	EUR	5,167	13	0
	12/2013		18,188	GBP	11,323	133	0
	01/2014	TWD	476,928		$16,115	0	(87)
JPM	10/2013	BRL	100,079		41,224	0	(3,932)
	10/2013	HKD	746,508		96,282	29	0
	10/2013	INR	93,206		1,520	39	0
	10/2013	THB	171,398		5,462	0	(13)
	10/2013		$10,423	AUD	11,296	114	(1)
	10/2013		45,475	BRL	100,858	157	(127)
	10/2013		8,038	CNY	49,639	61	0
	10/2013		55,032	HKD	426,689	0	(16)
	10/2013		4,373	IDR	49,610,008	0	(103)
	10/2013		6,962	JPY	690,800	67	0
	10/2013		13,911	KRW	15,218,741	230	0
	10/2013		250	RUB	8,103	0	(1)
	10/2013		4,268	THB	138,070	142	0
	10/2013		11,987	TRY	24,090	0	(79)
	10/2013		3,390	TWD	101,920	58	0
	10/2013		5,952	ZAR	60,559	82	(8)
	10/2013	ZAR	140,366		$13,968	2	0
	11/2013	BRL	43,253		19,500	137	0
	11/2013	IDR	49,610,008		4,335	87	0
	12/2013	TRY	23,753		11,668	51	0
	01/2014	HKD	101,166		13,049	2	0
	01/2014	KRW	14,051,453		12,825	0	(155)
MSC	10/2013	BRL	38,382		15,895	0	(1,423)
	10/2013	GBP	450		712	0	(17)
	10/2013	JPY	69,668		700	0	(9)
	10/2013		$17,594	BRL	39,857	386	0
	10/2013		1,500	CAD	1,559	13	0
	10/2013		450	MXN	5,845	0	(4)
	11/2013	BRL	36,024		$15,775	0	(352)
	11/2013		$74	SEK	485	1	0
	12/2013	MXN	54,359		$4,110	0	(17)
	01/2014	BRL	9,229		3,923	0	(156)
	01/2014	KRW	13,234,464		12,094	0	(131)
	01/2014	ZAR	41,259		4,126	81	0
RBC	10/2013	GBP	350		545	0	(21)
	10/2013	JPY	54,306		550	0	(3)
	11/2013	SEK	19,644		3,004	0	(49)
	11/2013		$128	SEK	850	4	0
RYL	10/2013	GBP	450		$712	0	(17)
	10/2013	JPY	69,668		700	0	(9)
	10/2013		$1,667	AUD	1,800	11	(1)
	10/2013		550	NOK	3,258	0	(8)
	11/2013	CHF	12,941		$13,995	0	(320)
	11/2013	SEK	5,975		906	0	(22)
	12/2013	GBP	11,211		17,511	0	(629)
SCX	10/2013	MYR	62,451		19,194	188	(138)
	10/2013		$96,193	HKD	746,018	0	(4)
	10/2013		4,965	IDR	52,455,225	0	(450)
	10/2013		4,742	KRW	5,236,116	123	0
	10/2013		45,966	MYR	149,549	221	(344)
	11/2013	NZD	3,587		$2,963	0	(9)
	01/2014	HKD	746,018		96,212	4	0
	01/2014	MYR	42,139		12,630	0	(221)
SOG	10/2013	EUR	1,400		1,857	0	(37)
	10/2013	JPY	64,725		650	0	(9)
	10/2013		$3,183	AUD	3,450	39	(5)
UAG	10/2013	CNY	106,392		$17,140	0	(219)
	10/2013	EUR	900		1,194	0	(24)
	10/2013	IDR	225,648,850		20,972	1,551	0
	10/2013	JPY	64,725		650	0	(8)
	10/2013	MYR	34,834		10,625	65	(118)
	10/2013	PHP	192,917		4,451	15	0
	10/2013	RUB	26,554		812	0	(8)
	10/2013	TWD	993,353		33,169	0	(441)
	10/2013		$1,975	AUD	2,165	52	(8)
	10/2013		650	BRL	1,476	13	0
	10/2013		33,623	CNY	212,049	960	0
	10/2013		17,700	HKD	137,203	0	(9)
	10/2013		2,370	IDR	24,363,600	0	(273)
	10/2013		24,885	INR	1,609,232	897	(205)
	10/2013		2,150	NOK	12,820	3	(22)
	10/2013		680	PHP	29,512	0	(1)
	10/2013		19,232	RUB	624,798	35	0
	10/2013		5,462	THB	171,179	5	0
	11/2013		14,618	CNY	91,560	261	0
	11/2013		197	SEK	1,280	2	0
	12/2013		4,584	IDR	55,017,168	75	0
	01/2014	RUB	590,109		$17,883	10	0
	01/2014	TWD	159,703		5,410	0	(15)
	01/2014		$1,192	CNY	7,350	2	0
	01/2014		952	HKD	7,379	0	0

Total Forward Foreign Currency Contracts						$14,779	$(21,363)

Purchased Options:

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYC	Call - OTC WTI Crude December Futures	$130.000	11/15/2013	$40,700	$2,849	$16
	Call - OTC WTI Crude December Futures	150.000	11/17/2015	600	38	1

					$2,887	$17

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	02/28/2014	$85,900	$1,525	$674
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650%	02/28/2014	85,900	1,125	442
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	78,100	1,353	1,571
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016	23,800	1,032	831
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	02/28/2014	85,900	1,774	830
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	19,200	968	696
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	32,800	9	14
GST	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	02/28/2014	85,900	1,331	546
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	79,700	3,155	3,342
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	38,700	5	17
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	98,800	2,084	1,987
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	101,000	4,298	4,236

							$18,659	$15,186

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.423	10/03/2013		$500	$4	$0
	Call - OTC USD versus MXN	MXN	13.431	10/24/2013		300	2	2
BPS	Put - OTC EUR versus USD		$1.000	05/22/2015	EUR	25,000	787	85
	Call - OTC USD versus CNY	CNY	6.310	03/28/2014		$14,738	113	21
BRC	Call - OTC EUR versus USD		$1.345	10/08/2013	EUR	1,000	4	12
	Call - OTC GBP versus USD		1.580	10/03/2013	GBP	700	3	27
	Call - OTC USD versus NOK	NOK	6.175	10/23/2013		$1,600	8	6
	Call - OTC USD versus RUB	RUB	33.910	10/07/2013		500	2	0
DUB	Call - OTC EUR versus USD		$1.367	10/22/2013	EUR	1,000	4	4
	Put - OTC EUR versus USD		1.000	05/22/2015		22,700	1,124	77
	Call - OTC GBP versus USD		1.626	10/17/2013	GBP	900	4	6
	Put - OTC USD versus JPY	JPY	96.300	10/04/2013		$1,100	6	1
	Call - OTC USD versus RUB	RUB	33.000	10/11/2013		500	2	1
	Call - OTC USD versus RUB		32.580	10/21/2013		500	2	4
GLM	Call - OTC USD versus MXN	MXN	13.889	10/03/2013		200	1	0
HUS	Put - OTC AUD versus USD		$0.922	10/21/2013	AUD	1,800	8	11
	Call - OTC GBP versus USD		1.626	10/24/2013	GBP	900	4	8
	Call - OTC USD versus BRL	BRL	2.291	10/17/2013		$700	5	3
	Put - OTC USD versus JPY	JPY	96.620	10/25/2013		1,400	6	7
	Call - OTC USD versus MXN	MXN	13.080	10/17/2013		300	2	4
	Call - OTC USD versus NOK	NOK	6.233	10/02/2013		900	5	0
JPM	Put - OTC AUD versus USD		$0.913	10/28/2013	AUD	1,800	8	8
MSX	Call - OTC GBP versus USD		1.603	10/10/2013	GBP	900	4	17
	Call - OTC USD versus BRL	BRL	2.363	10/10/2013		$600	4	0
	Call - OTC USD versus BRL		2.322	10/24/2013		700	5	3
	Call - OTC USD versus CAD	CAD	1.071	10/02/2013		900	3	0
	Call - OTC USD versus CAD		1.049	10/09/2013		1,100	3	0
	Call - OTC USD versus CAD		1.045	10/16/2013		500	1	1
	Call - OTC USD versus CAD		1.044	10/22/2013		500	1	1
	Put - OTC USD versus JPY	JPY	97.390	10/18/2013		1,400	7	9
	Call - OTC USD versus MXN	MXN	13.468	10/10/2013		300	2	1
RYL	Call - OTC USD versus NOK	NOK	6.049	10/09/2013		1,100	5	6
SOG	Put - OTC AUD versus USD		$0.901	10/07/2013	AUD	1,800	8	0
	Put - OTC AUD versus USD		0.916	10/14/2013		1,800	8	5
	Call - OTC EUR versus USD		1.336	10/01/2013	EUR	800	3	14
	Call - OTC EUR versus USD		1.353	10/15/2013		1,000	4	8
UAG	Call - OTC USD versus CNY	CNY	6.410	02/26/2014		$14,817	54	10
	Call - OTC USD versus CNY		6.363	03/30/2015		4,918	73	58
	Call - OTC USD versus INR	INR	71.670	10/01/2013		100	1	0
	Call - OTC USD versus INR		67.450	10/08/2013		200	2	0
	Call - OTC USD versus INR		66.670	10/15/2013		200	2	0
	Call - OTC USD versus INR		65.650	10/22/2013		200	1	1
	Put - OTC USD versus JPY	JPY	97.260	10/11/2013		1,300	7	5
	Call - OTC USD versus NOK	NOK	6.044	10/16/2013		1,600	8	13
	Call - OTC USD versus RUB	RUB	33.180	10/28/2013		500	2	2

							$2,312	$441

Total Purchased Options							$23,858	$15,644

Written Options:

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC Brent Crude December Futures	$140.000	11/11/2013	$40,700	$(2,991)	$(20)
	Call - OTC Brent Crude December Futures	160.000	11/10/2015	600	(38)	(2)

					$(3,029)	$(22)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	$90,900	$(1,139)	$(869)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	04/14/2014	80,600	(967)	(229)

							$(2,106)	$(1,098)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus BRL	BRL	2.267	10/03/2013		$500	$(3)	$(11)
	Put - OTC USD versus MXN	MXN	12.763	10/24/2013		300	(2)	(1)
BRC	Put - OTC EUR versus USD		$1.308	10/08/2013	EUR	1,000	(4)	0
	Put - OTC GBP versus USD		1.534	10/03/2013	GBP	700	(3)	0
	Put - OTC USD versus NOK	NOK	5.913	10/23/2013		$1,600	(8)	(8)
	Put - OTC USD versus RUB	RUB	32.820	10/07/2013		500	(1)	(7)
DUB	Put - OTC EUR versus USD		$1.330	10/22/2013	EUR	1,000	(4)	(3)
	Put - OTC GBP versus USD		1.586	10/17/2013	GBP	900	(5)	(1)
	Call - OTC USD versus JPY	JPY	101.120	10/04/2013		$1,100	(6)	0
	Put - OTC USD versus RUB	RUB	31.920	10/11/2013		500	(2)	(1)
	Put - OTC USD versus RUB		31.520	10/21/2013		500	(1)	(1)
GLM	Put - OTC USD versus JPY	JPY	95.650	10/21/2013		6,647	(61)	(17)
	Call - OTC USD versus JPY		104.700	10/21/2013		6,647	(67)	(1)
	Put - OTC USD versus JPY		95.800	10/22/2013		9,696	(86)	(28)
	Call - OTC USD versus JPY		104.050	10/22/2013		9,696	(91)	(2)
	Put - OTC USD versus JPY		95.500	10/25/2013		7,810	(69)	(23)
	Call - OTC USD versus JPY		103.900	10/25/2013		7,810	(75)	(3)
	Put - OTC USD versus MXN	MXN	13.057	10/03/2013		200	(1)	(1)
HUS	Call - OTC AUD versus USD		$0.958	10/21/2013	AUD	1,800	(6)	(2)
	Put - OTC GBP versus USD		1.583	10/24/2013	GBP	900	(4)	(2)
	Put - OTC USD versus BRL	BRL	2.171	10/17/2013		$700	(4)	(3)
	Call - OTC USD versus JPY	JPY	100.630	10/25/2013		1,400	(6)	(5)
	Put - OTC USD versus MXN	MXN	12.484	10/17/2013		300	(2)	0
	Put - OTC USD versus NOK	NOK	5.969	10/02/2013		900	(4)	(1)
JPM	Call - OTC AUD versus USD		$0.950	10/28/2013	AUD	1,800	(6)	(6)
MSX	Put - OTC GBP versus USD		1.560	10/10/2013	GBP	900	(5)	0
	Put - OTC USD versus BRL	BRL	2.227	10/10/2013		$600	(4)	(7)
	Put - OTC USD versus BRL		2.196	10/24/2013		700	(4)	(6)
	Put - OTC USD versus CAD	CAD	1.039	10/02/2013		900	(3)	(8)
	Put - OTC USD versus CAD		1.023	10/09/2013		1,100	(3)	(1)
	Put - OTC USD versus CAD		1.020	10/16/2013		500	(1)	(1)
	Put - OTC USD versus CAD		1.022	10/22/2013		500	(1)	(1)
	Call - OTC USD versus JPY	JPY	101.690	10/18/2013		1,400	(7)	(1)
	Put - OTC USD versus MXN	MXN	12.808	10/10/2013		300	(2)	(1)
RYL	Put - OTC USD versus NOK	NOK	5.812	10/09/2013		1,100	(5)	0
SOG	Call - OTC AUD versus USD		$0.937	10/07/2013	AUD	1,800	(7)	(7)
	Call - OTC AUD versus USD		0.952	10/14/2013		1,800	(7)	(3)
	Put - OTC EUR versus USD		1.293	10/01/2013	EUR	800	(4)	0
	Put - OTC EUR versus USD		1.316	10/15/2013		1,000	(4)	(1)
UAG	Put - OTC USD versus INR	INR	65.860	10/01/2013		$100	(1)	(5)
	Put - OTC USD versus INR		62.730	10/08/2013		200	(1)	(2)
	Put - OTC USD versus INR		61.980	10/15/2013		200	(1)	(1)
	Put - OTC USD versus INR		61.570	10/22/2013		200	(1)	(1)
	Call - OTC USD versus JPY	JPY	101.810	10/11/2013		1,300	(7)	(1)
	Put - OTC USD versus NOK	NOK	5.800	10/16/2013		1,600	(7)	(1)
	Put - OTC USD versus RUB	RUB	31.970	10/28/2013		500	(2)	(2)

							$(598)	$(177)

Total Written Options							$(5,733)	$(1,297)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	New York Times Co.	(1.000%	)	03/20/2015	0.333%	$2,000	$115	$(136)	$0	$(21)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Venezuela Government International Bond	5.000%	03/20/2015	8.201%	$200	$(2)	$(7)	$0	$(9)
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.881%	7,200	(133)	170	37	0
	China Government International Bond	1.000%	12/20/2016	0.486%	3,200	(152)	205	53	0
DUB	China Government International Bond	1.000%	12/20/2016	0.486%	1,300	(66)	87	21	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%	2,384	18	1	19	0
	Venezuela Government International Bond	5.000%	03/20/2015	8.201%	759	2	(34)	0	(32)
FBF	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.269%	600	9	41	50	0
	China Government International Bond	1.000%	12/20/2016	0.486%	800	(38)	52	14	0
GST	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.269%	200	(7)	24	17	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%	6,179	45	4	49	0
HUS	Mexico Government International Bond	1.000%	09/20/2015	0.620%	6,900	59	(6)	53	0
RYL	China Government International Bond	1.000%	12/20/2016	0.486%	3,400	(158)	215	57	0

						$(423)	$752	$370	$(41)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		$20,760	$196	$(673)	$0	$(477)
	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049		1,478	92	(43)	49	0
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051		2,611	131	(50)	81	0
CBK	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018	EUR	2,600	29	(4)	25	0
DUB	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		$18,100	(202)	(214)	0	(416)
FBF	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049		3,366	167	(56)	111	0
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051		2,611	121	(40)	81	0
GST	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		1,470	(32)	(2)	0	(34)
MYC	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049		779	48	(22)	26	0
	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018	EUR	25,400	259	(8)	251	0

							$809	$(1,112)	$624	$(927)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.600%	01/02/2017	BRL	900	$0	$(22)	$0	$(22)
	Pay	1-Year BRL-CDI	8.860%	01/02/2017		51,600	527	(1,497)	0	(970)
	Pay	1-Year BRL-CDI	8.940%	01/02/2017		2,700	5	(61)	0	(56)
	Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	1,300	7	(33)	0	(26)
BPS	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	1,600	(5)	62	57	0
DUB	Pay	1-Year BRL-CDI	8.600%	01/02/2017	BRL	151,800	160	(3,872)	0	(3,712)
	Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023	AUD	21,900	(377)	163	0	(214)
FBF	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	2,300	13	69	82	0
	Pay	1-Year BRL-CDI	8.495%	01/02/2017	BRL	18,300	0	(468)	0	(468)
	Pay	1-Year BRL-CDI	8.935%	01/02/2017		90,500	(114)	(1,744)	0	(1,858)
GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	6,100	64	152	216	0
	Pay	1-Year BRL-CDI	8.720%	01/02/2017	BRL	2,900	(2)	(65)	0	(67)
HUS	Pay	1-Year BRL-CDI	8.645%	01/02/2017		122,300	(130)	(2,790)	0	(2,920)
	Pay	1-Year BRL-CDI	8.900%	01/02/2017		89,200	937	(2,618)	0	(1,681)
	Pay	1-Year BRL-CDI	8.950%	01/02/2017		1,900	4	(43)	0	(39)
JPM	Pay	1-Year BRL-CDI	9.010%	01/02/2017		1,700	21	(51)	0	(30)
MYC	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	1,800	3	61	64	0
	Pay	1-Year BRL-CDI	8.640%	01/02/2017	BRL	63,800	(157)	(1,230)	0	(1,387)
UAG	Pay	1-Year BRL-CDI	8.650%	01/02/2017		18,600	16	(459)	0	(443)
	Pay	1-Year BRL-CDI	8.900%	01/02/2017		33,100	(60)	(632)	0	(692)

							$912	$(15,078)	$419	$(14,585)

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	Pay	S&P 500 Index	7.156%	12/18/2015	$15,424	$0	$516	$516	$0

Total Swap Agreements						$1,413	$(15,058)	$1,929	$(15,574)

(h)	Securities with an aggregate market value of $15,690 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$15,212	$0	$15,212
Corporate Bonds & Notes
Banking & Finance	0	6,456	0	6,456
Industrials	0	3,885	0	3,885
Utilities	0	1,631	0	1,631
Municipal Bonds & Notes
California	0	4,091	0	4,091
U.S. Government Agencies	0	1,371	0	1,371
U.S. Treasury Obligations	0	260,489	0	260,489
Mortgage-Backed Securities	0	6,348	0	6,348
Asset-Backed Securities	0	1,341	0	1,341
Sovereign Issues	0	110,782	0	110,782
Exchange-Traded Funds	158,588	0	0	158,588
Exchange-Traded Notes	34	0	0	34
Short-Term Instruments
Repurchase Agreements	0	315	0	315
Short-Term Notes	0	1,600	0	1,600
U.S. Treasury Bills	0	12,083	0	12,083
	$158,622	$425,604	$0	$584,226

Investments in Affiliates, at Value
Mutual Funds	872,977	0	0	872,977
Short-Term Instruments
Central Funds Used for Cash Management Purposes	118,211	0	0	118,211

	$991,188	$0	$0	$991,188
Total Investments	$1,149,810	$425,604	$0	$1,575,414

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	361	15,588	0	15,949
Over the counter	0	32,352	0	32,352
	$361	$47,940	$0	$48,301

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,877)	(889)	0	(2,766)
Over the counter	0	(38,234)	0	(38,234)
	$(1,877)	$(39,123)	$0	$(41,000)

Totals	$1,148,294	$434,421	$0	$1,582,715

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 83.6%
BANK LOAN OBLIGATIONS 0.8%
Caesars Entertainment Operating Co.
5.429% due 01/28/2018		$798	$725
Catalent Pharma Solutions, Inc.
3.679% due 09/15/2016		984	988
Community Health Systems, Inc.
2.429% due 07/25/2014		181	181
CPG International, Inc.
3.750% due 09/04/2014		1,000	995
Gardner Denver, Inc.
4.250% due 07/30/2020		500	496
Nielsen Holdings NV
3.000% due 02/21/2014		2,750	2,745
Silver U.S. Holdings LLC
4.000% due 12/13/2019		496	494
Sun Products Corp.
5.500% due 03/18/2020		498	483
Texas Competitive Electric Holdings Co. LLC
4.682% - 4.766% due 10/10/2017		1,109	749
TMS International Corp.
0.000% due 08/23/2014		1,250	1,244

Total Bank Loan Obligations (Cost $9,323)			9,100

CORPORATE BONDS & NOTES 81.3%
BANKING & FINANCE 8.6%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		1,000	1,025
Ally Financial, Inc.
3.125% due 01/15/2016		1,500	1,506
3.500% due 07/18/2016		1,000	1,013
5.500% due 02/15/2017		3,000	3,161
6.250% due 12/01/2017		3,500	3,757
6.750% due 12/01/2014		100	105
7.500% due 09/15/2020		3,500	3,946
8.000% due 03/15/2020		2,000	2,310
8.000% due 11/01/2031		1,500	1,676
8.300% due 02/12/2015		1,750	1,890
American International Group, Inc.
8.175% due 05/15/2068		1,000	1,176
Ausdrill Finance Pty. Ltd.
6.875% due 11/01/2019		500	466
Barclays Bank PLC
14.000% due 06/15/2019 (c)	GBP	1,000	2,177
Capsugel FinanceCo S.C.A.
9.875% due 08/01/2019	EUR	2,000	3,030
CBRE Services, Inc.
5.000% due 03/15/2023		$1,500	1,414
CIT Group, Inc.
4.250% due 08/15/2017		4,500	4,601
5.000% due 05/15/2017		1,000	1,056
5.000% due 08/15/2022		6,000	5,891
5.250% due 03/15/2018		2,500	2,631
5.500% due 02/15/2019		2,000	2,110
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		1,500	1,545
Corrections Corp. of America
4.625% due 05/01/2023		1,750	1,638
Credit Agricole S.A.
8.375% due 10/13/2019 (c)		2,000	2,198
Credit Suisse AG
6.500% due 08/08/2023		750	760
Denali Borrower LLC
5.625% due 10/15/2020 (a)		1,000	976
E*TRADE Financial Corp.
6.000% due 11/15/2017		500	529
6.375% due 11/15/2019		2,000	2,140
6.750% due 06/01/2016		500	535
General Motors Financial Co., Inc.
2.750% due 05/15/2016		250	250
3.250% due 05/15/2018		2,000	1,950
4.250% due 05/15/2023		500	458
HBOS PLC
6.750% due 05/21/2018		1,000	1,116

Hockey Merger Sub, Inc.
7.875% due 10/01/2021 (a)		1,500	1,509
ILFC E-Capital Trust
6.250% due 12/21/2065		250	229
International Lease Finance Corp.
6.250% due 05/15/2019		2,000	2,110
7.125% due 09/01/2018		1,750	1,964
8.625% due 09/15/2015		3,000	3,323
8.750% due 03/15/2017		2,000	2,305
Jefferies Finance LLC
7.375% due 04/01/2020		1,500	1,493
LBG Capital PLC
6.439% due 05/23/2020	EUR	500	698
7.588% due 05/12/2020	GBP	500	850
7.625% due 10/14/2020	EUR	250	364
7.867% due 12/17/2019	GBP	500	855
7.869% due 08/25/2020		1,000	1,719
7.875% due 11/01/2020		$2,500	2,673
8.000% due 06/15/2020 (c)		500	524
9.125% due 07/15/2020	GBP	500	880
11.040% due 03/19/2020		500	943
PNK Finance Corp.
6.375% due 08/01/2021		$1,000	1,025
Prospect Holding Co. LLC
10.250% due 10/01/2018		250	244
Provident Funding Associates LP
6.750% due 06/15/2021		500	505
RBS Capital Trust
2.321% due 12/30/2013 (c)	EUR	350	395
Regions Financial Corp.
7.375% due 12/10/2037		$1,500	1,593
RHP Hotel Properties LP
5.000% due 04/15/2021		2,000	1,885
Royal Bank of Scotland Group PLC
7.640% due 09/29/2017 (c)		1,000	960
7.648% due 09/30/2031 (c)		250	259
SLM Corp.
5.000% due 06/15/2018		450	445
8.000% due 03/25/2020		1,000	1,084
8.450% due 06/15/2018		2,000	2,265
Springleaf Finance Corp.
6.900% due 12/15/2017		1,000	1,050
Towergate Finance PLC
8.500% due 02/15/2018	GBP	200	343
UBS AG
7.152% due 12/21/2017 (c)	EUR	600	898
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)		$660	705
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	1,000	1,651

			96,782

INDUSTRIALS 64.4%
Activision Blizzard, Inc.
5.625% due 09/15/2021		$1,000	1,004
6.125% due 09/15/2023		1,500	1,511
ADT Corp.
3.500% due 07/15/2022		1,500	1,271
6.250% due 10/15/2021 (a)		1,250	1,270
Aguila S.A.
7.875% due 01/31/2018		2,500	2,625
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		1,800	1,944
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		750	784
Alere, Inc.
8.625% due 10/01/2018		2,500	2,706
Aleris International, Inc.
7.625% due 02/15/2018		3,000	3,154
7.875% due 11/01/2020		750	778
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		2,250	2,391
Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021 (a)		750	750
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,250	1,300
Allison Transmission, Inc.
7.125% due 05/15/2019		1,000	1,068
Alphabet Holding Co., Inc.
7.750% due 11/01/2017 (b)		1,000	1,033
AMC Networks, Inc.
4.750% due 12/15/2022		2,500	2,350
7.750% due 07/15/2021		600	671

American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		1,000	986
Antero Resources Finance Corp.
6.000% due 12/01/2020		1,000	1,015
7.250% due 08/01/2019		1,000	1,060
ARAMARK Corp.
5.750% due 03/15/2020		2,000	2,030
ArcelorMittal
4.250% due 08/05/2015		2,000	2,067
Arch Coal, Inc.
7.000% due 06/15/2019		1,000	785
7.250% due 06/15/2021		1,000	763
ARD Finance S.A.
11.125% due 06/01/2018 (b)		623	664
Ardagh Packaging Finance PLC
4.875% due 11/15/2022		1,000	958
7.000% due 11/15/2020		500	483
7.375% due 10/15/2017		1,000	1,074
9.250% due 10/15/2020	EUR	2,000	2,834
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	1,000	1,740
Ashland, Inc.
3.875% due 04/15/2018		$750	744
4.750% due 08/15/2022		3,000	2,827
6.875% due 05/15/2043		750	724
Ashtead Capital, Inc.
6.500% due 07/15/2022		1,000	1,063
Associated Materials LLC
9.125% due 11/01/2017		1,500	1,601
Atwood Oceanics, Inc.
6.500% due 02/01/2020		250	263
Audatex North America, Inc.
6.750% due 06/15/2018		1,000	1,065
Avaya, Inc.
7.000% due 04/01/2019		1,500	1,410
Axiall Corp.
4.875% due 05/15/2023		250	238
B/E Aerospace, Inc.
5.250% due 04/01/2022		1,750	1,746
6.875% due 10/01/2020		1,000	1,097
Bausch & Lomb, Inc.
9.875% due 11/01/2015		913	920
BC Mountain LLC
7.000% due 02/01/2021		1,000	998
Beazer Homes USA, Inc.
6.625% due 04/15/2018		1,000	1,055
Belden, Inc.
5.500% due 09/01/2022		750	728
Berry Plastics Corp.
9.500% due 05/15/2018		1,500	1,631
9.750% due 01/15/2021		2,000	2,320
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	1,000	1,362
BI-LO LLC
9.250% due 02/15/2019		$1,000	1,110
Biomet, Inc.
6.500% due 08/01/2020		5,500	5,706
6.500% due 10/01/2020		5,000	5,094
Bluescope Steel Ltd.
7.125% due 05/01/2018		1,000	1,033
BMC Software Finance, Inc.
8.125% due 07/15/2021		700	730
Boise Cascade Co.
6.375% due 11/01/2020		750	780
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		1,000	1,075
Bristow Group, Inc.
6.250% due 10/15/2022		400	418
Building Materials Corp. of America
6.750% due 05/01/2021		2,000	2,155
6.875% due 08/15/2018		250	268
7.000% due 02/15/2020		900	972
7.500% due 03/15/2020		500	541
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		1,460	1,588
Cablevision Systems Corp.
5.875% due 09/15/2022		1,500	1,477
8.000% due 04/15/2020		1,000	1,120
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		1,500	1,385
Calcipar S.A.
6.875% due 05/01/2018		500	524
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,000	1,073
Carlson Wagonlit BV
6.875% due 06/15/2019		750	761
7.500% due 06/15/2019	EUR	250	355

Case New Holland, Inc.
7.875% due 12/01/2017	$1,250	1,459
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018	1,000	1,011
CCO Holdings LLC
5.125% due 02/15/2023	2,000	1,845
5.250% due 09/30/2022	3,000	2,790
5.750% due 09/01/2023	2,750	2,619
6.500% due 04/30/2021	1,000	1,025
6.625% due 01/31/2022	1,000	1,020
Celanese U.S. Holdings LLC
4.625% due 11/15/2022	1,000	963
Cemex S.A.B. de C.V.
9.000% due 01/11/2018	2,500	2,706
Cequel Communications Holdings LLC
5.125% due 12/15/2021	1,000	948
6.375% due 09/15/2020	1,650	1,691
Ceridian Corp.
8.875% due 07/15/2019	350	403
CHC Helicopter S.A.
9.250% due 10/15/2020	2,500	2,675
Chemtura Corp.
5.750% due 07/15/2021	1,000	1,003
Chesapeake Energy Corp.
5.750% due 03/15/2023	2,000	2,015
9.500% due 02/15/2015	2,000	2,212
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021	1,000	1,025
9.500% due 05/15/2016	851	899
Cimarex Energy Co.
5.875% due 05/01/2022	500	508
Cinemark USA, Inc.
5.125% due 12/15/2022	1,000	943
CityCenter Holdings LLC
7.625% due 01/15/2016	1,000	1,053
10.750% due 01/15/2017	1,460	1,573
Clean Harbors, Inc.
5.250% due 08/01/2020	1,000	995
Clear Channel Communications, Inc.
9.000% due 03/01/2021	1,500	1,459
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	3,500	3,582
7.625% due 03/15/2020	4,000	4,150
CNH Capital LLC
3.625% due 04/15/2018	2,000	2,000
3.875% due 11/01/2015	1,000	1,035
Coeur Mining, Inc.
7.875% due 02/01/2021	1,000	1,015
Columbus McKinnon Corp.
7.875% due 02/01/2019	250	269
CommScope, Inc.
8.250% due 01/15/2019	3,000	3,292
Community Health Systems, Inc.
5.125% due 08/15/2018	1,000	1,020
7.125% due 07/15/2020	2,000	2,022
8.000% due 11/15/2019	2,500	2,634
Concho Resources, Inc.
5.500% due 04/01/2023	500	496
6.500% due 01/15/2022	1,750	1,886
7.000% due 01/15/2021	750	825
CONSOL Energy, Inc.
8.000% due 04/01/2017	1,000	1,068
8.250% due 04/01/2020	3,000	3,232
Constellation Brands, Inc.
4.250% due 05/01/2023	4,000	3,680
7.250% due 05/15/2017	1,000	1,150
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017	80	85
Continental Resources, Inc.
4.500% due 04/15/2023	1,500	1,479
7.125% due 04/01/2021	400	449
7.375% due 10/01/2020	250	279
8.250% due 10/01/2019	50	55
Continental Rubber Of America Corp.
4.500% due 09/15/2019	1,500	1,572
ConvaTec Finance International S.A.
8.250% due 01/15/2019	2,500	2,506
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018	3,000	3,405
Crown Americas LLC
4.500% due 01/15/2023	2,250	2,070
Crown Castle International Corp.
5.250% due 01/15/2023	2,750	2,544
7.125% due 11/01/2019	500	539

Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	175	253
CSC Holdings LLC
7.625% due 07/15/2018		$2,000	2,300
7.875% due 02/15/2018		3,000	3,442
8.625% due 02/15/2019		1,000	1,165
CST Brands, Inc.
5.000% due 05/01/2023		1,000	948
DaVita HealthCare Partners, Inc.
5.750% due 08/15/2022		2,000	1,987
6.375% due 11/01/2018		1,000	1,053
6.625% due 11/01/2020		2,000	2,135
Del Monte Corp.
7.625% due 02/15/2019		2,500	2,606
Denbury Resources, Inc.
4.625% due 07/15/2023		1,000	920
8.250% due 02/15/2020		2,000	2,205
Digicel Group Ltd.
8.250% due 09/30/2020		1,000	1,040
10.500% due 04/15/2018		1,000	1,085
Digicel Ltd.
8.250% due 09/01/2017		3,000	3,124
DigitalGlobe, Inc.
5.250% due 02/01/2021		1,750	1,680
DineEquity, Inc.
9.500% due 10/30/2018		3,000	3,352
DISH DBS Corp.
5.000% due 03/15/2023		2,000	1,865
5.875% due 07/15/2022		5,000	4,950
6.750% due 06/01/2021		1,000	1,056
7.125% due 02/01/2016		2,000	2,202
7.750% due 05/31/2015		1,000	1,095
7.875% due 09/01/2019		2,000	2,290
DJO Finance LLC
7.750% due 04/15/2018		2,750	2,736
9.750% due 10/15/2017		500	508
Dresser-Rand Group, Inc.
6.500% due 05/01/2021		750	799
Eagle Spinco, Inc.
4.625% due 02/15/2021		2,500	2,409
Easton-Bell Sports, Inc.
9.750% due 12/01/2016		1,000	1,061
El Paso LLC
7.000% due 06/15/2017		475	532
7.250% due 06/01/2018		500	563
7.750% due 01/15/2032		500	514
7.800% due 08/01/2031		1,150	1,175
8.050% due 10/15/2030		780	808
Endo Health Solutions, Inc.
7.000% due 12/15/2020		1,500	1,545
7.250% due 01/15/2022		1,250	1,294
Energy Transfer Equity LP
7.500% due 10/15/2020		1,400	1,505
Enterprise Products Operating LLC
8.375% due 08/01/2066		1,000	1,104
Envision Healthcare Corp.
8.125% due 06/01/2019		1,500	1,627
Era Group, Inc.
7.750% due 12/15/2022		750	756
First Data Corp.
6.750% due 11/01/2020		3,500	3,640
8.250% due 01/15/2021		3,500	3,631
12.625% due 01/15/2021		500	553
Florida East Coast Railway Corp.
8.125% due 02/01/2017		600	632
FMG Resources Pty. Ltd.
6.875% due 04/01/2022		2,000	2,010
8.250% due 11/01/2019		2,500	2,706
Ford Motor Co.
9.215% due 09/15/2021		200	257
Forest Oil Corp.
7.250% due 06/15/2019		1,500	1,507
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019		1,250	1,309
5.875% due 01/31/2022		1,250	1,287
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015		775	864
GenCorp, Inc.
7.125% due 03/15/2021		1,000	1,053
General Cable Corp.
5.750% due 10/01/2022		1,250	1,203
Geo Group, Inc.
5.125% due 04/01/2023		500	460
Gibraltar Industries, Inc.
6.250% due 02/01/2021		750	761

Goodyear Tire & Rubber Co.
8.250% due 08/15/2020		1,000	1,122
Graphic Packaging International, Inc.
4.750% due 04/15/2021		2,500	2,437
7.875% due 10/01/2018		1,000	1,095
Griffey Intermediate, Inc.
7.000% due 10/15/2020		2,000	1,520
Griffon Corp.
7.125% due 04/01/2018		1,000	1,065
Grifols, Inc.
8.250% due 02/01/2018		1,500	1,618
H&E Equipment Services, Inc.
7.000% due 09/01/2022		750	803
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		5,000	4,781
HCA Holdings, Inc.
6.250% due 02/15/2021		2,500	2,547
7.750% due 05/15/2021		1,500	1,599
HCA, Inc.
4.750% due 05/01/2023		3,500	3,303
5.875% due 05/01/2023		1,750	1,724
6.500% due 02/15/2020		2,500	2,716
7.190% due 11/15/2015		180	198
7.250% due 09/15/2020		2,975	3,243
7.500% due 02/15/2022		4,000	4,400
8.000% due 10/01/2018		3,500	4,034
8.500% due 04/15/2019		1,500	1,616
HD Supply, Inc.
7.500% due 07/15/2020		3,000	3,116
8.125% due 04/15/2019		3,000	3,345
11.000% due 04/15/2020		2,500	3,006
11.500% due 07/15/2020		1,250	1,494
Headwaters, Inc.
7.625% due 04/01/2019		2,000	2,110
Health Management Associates, Inc.
7.375% due 01/15/2020		2,500	2,752
Healthcare Technology Intermediate, Inc.
7.375% due 09/01/2018		1,000	1,026
Hecla Mining Co.
6.875% due 05/01/2021		500	475
HeidelbergCement Finance Luxembourg S.A.
8.500% due 10/31/2019	EUR	1,000	1,683
Hertz Corp.
5.875% due 10/15/2020		$500	518
6.250% due 10/15/2022		500	519
6.750% due 04/15/2019		3,000	3,187
7.375% due 01/15/2021		1,500	1,620
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		1,500	1,507
8.875% due 02/01/2018		2,500	2,600
9.000% due 11/15/2020		2,000	1,965
Hiland Partners LP
7.250% due 10/01/2020		500	524
Hilton Worldwide Finance LLC
5.625% due 10/15/2021 (a)		2,500	2,511
HJ Heinz Finance Co.
7.125% due 08/01/2039		1,500	1,545
Hologic, Inc.
6.250% due 08/01/2020		2,000	2,092
Hospira, Inc.
5.200% due 08/12/2020		500	510
Host Hotels & Resorts LP
5.250% due 03/15/2022		1,000	1,040
6.000% due 10/01/2021		2,000	2,187
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		500	531
7.625% due 06/15/2021		1,000	1,082
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018		1,000	1,080
Huntsman International LLC
4.875% due 11/15/2020		2,000	1,905
8.625% due 03/15/2021		4,000	4,460
IASIS Healthcare LLC
8.375% due 05/15/2019		2,000	2,085
Igloo Holdings Corp.
8.250% due 12/15/2017 (b)		600	620
Immucor, Inc.
11.125% due 08/15/2019		1,000	1,105
IMS Health, Inc.
6.000% due 11/01/2020		2,000	2,047
Ineos Finance PLC
7.500% due 05/01/2020		2,000	2,155
INEOS Group Holdings S.A.
6.125% due 08/15/2018		1,500	1,470
6.500% due 08/15/2018	EUR	1,500	1,996

Infor U.S., Inc.
9.375% due 04/01/2019	$250	281
Inmet Mining Corp.
7.500% due 06/01/2021	1,000	1,030
8.750% due 06/01/2020	1,500	1,612
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	2,000	1,880
6.625% due 12/15/2022	500	499
7.250% due 04/01/2019	1,500	1,612
7.250% due 10/15/2020	4,250	4,558
7.500% due 04/01/2021	3,500	3,797
Intelsat Luxembourg S.A.
6.750% due 06/01/2018	250	261
7.750% due 06/01/2021	1,500	1,558
8.125% due 06/01/2023	2,000	2,117
Interactive Data Corp.
10.250% due 08/01/2018	1,500	1,669
Interline Brands, Inc.
7.500% due 11/15/2018	500	532
10.000% due 11/15/2018 (b)	250	274
inVentiv Health, Inc.
11.000% due 08/15/2018	500	406
Iron Mountain, Inc.
5.750% due 08/15/2024	1,000	905
Jaguar Holding Co.
9.375% due 10/15/2017 (b)	500	531
9.500% due 12/01/2019	1,000	1,129
Jaguar Land Rover Automotive PLC
7.750% due 05/15/2018	750	814
8.125% due 05/15/2021	2,000	2,235
Jarden Corp.
7.500% due 05/01/2017	1,500	1,717
JMC Steel Group
8.250% due 03/15/2018	2,000	1,940
Kinetic Concepts, Inc.
10.500% due 11/01/2018	2,500	2,772
Kodiak Oil & Gas Corp.
5.500% due 01/15/2021	500	494
L Brands, Inc.
5.625% due 02/15/2022	1,000	1,030
Lamar Media Corp.
5.000% due 05/01/2023	1,000	933
5.875% due 02/01/2022	500	503
Land O’ Lakes, Inc.
6.000% due 11/15/2022	1,000	1,025
Laredo Petroleum, Inc.
9.500% due 02/15/2019	1,500	1,672
Lear Corp.
4.750% due 01/15/2023	1,000	933
Lender Processing Services, Inc.
5.750% due 04/15/2023	750	773
Levi Strauss & Co.
7.625% due 05/15/2020	1,000	1,082
Lightstream Resources Ltd.
8.625% due 02/01/2020	1,500	1,462
Live Nation Entertainment, Inc.
7.000% due 09/01/2020	1,000	1,049
LKQ Corp.
4.750% due 05/15/2023	500	465
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017	1,000	923
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	500	476
Manitowoc Co., Inc.
5.875% due 10/15/2022	1,000	985
8.500% due 11/01/2020	3,000	3,352
9.500% due 02/15/2018	1,000	1,078
Masonite International Corp.
8.250% due 04/15/2021	2,500	2,756
McClatchy Co.
9.000% due 12/15/2022	1,500	1,590
MCE Finance Ltd.
5.000% due 02/15/2021	2,000	1,925
MGM Resorts International
6.625% due 12/15/2021	2,500	2,591
6.750% due 10/01/2020	2,500	2,631
6.875% due 04/01/2016	450	492
7.500% due 06/01/2016	1,500	1,684
7.625% due 01/15/2017	2,000	2,245
7.750% due 03/15/2022	2,000	2,177
8.625% due 02/01/2019	1,000	1,155
Michael Foods Group, Inc.
9.750% due 07/15/2018	2,000	2,197
Michaels Stores, Inc.
7.750% due 11/01/2018	1,500	1,620

Momentive Performance Materials, Inc.
8.875% due 10/15/2020		750	791
MPH Intermediate Holding Co.
8.375% due 08/01/2018		500	514
Mueller Water Products, Inc.
8.750% due 09/01/2020		440	486
MultiPlan, Inc.
9.875% due 09/01/2018		1,750	1,942
Murphy Oil USA, Inc.
6.000% due 08/15/2023		1,250	1,250
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	500	724
8.875% due 12/01/2018		$2,250	2,385
NBTY, Inc.
9.000% due 10/01/2018		1,500	1,654
NCR Corp.
4.625% due 02/15/2021		1,500	1,414
5.000% due 07/15/2022		500	468
NeuStar, Inc.
4.500% due 01/15/2023		400	361
Newfield Exploration Co.
6.875% due 02/01/2020		1,050	1,108
7.125% due 05/15/2018		1,075	1,121
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		500	502
Nielsen Finance LLC
4.500% due 10/01/2020		2,000	1,935
7.750% due 10/15/2018		2,500	2,731
Nokia OYJ
5.375% due 05/15/2019		1,000	1,020
Novelis, Inc.
8.375% due 12/15/2017		2,000	2,152
8.750% due 12/15/2020		4,500	4,961
NXP BV
9.750% due 08/01/2018		270	304
Oasis Petroleum, Inc.
6.500% due 11/01/2021		1,000	1,060
6.875% due 01/15/2023		1,000	1,065
OGX Austria GmbH
8.500% due 06/01/2018		3,000	495
Orion Engineered Carbons Bondco GmbH
9.625% due 06/15/2018		1,349	1,497
Orion Engineered Carbons Finance & Co. S.C.A.
9.250% due 08/01/2019 (b)		1,000	1,025
Oshkosh Corp.
8.250% due 03/01/2017		175	188
8.500% due 03/01/2020		175	194
Party City Holdings, Inc.
8.875% due 08/01/2020		1,000	1,080
Peabody Energy Corp.
6.000% due 11/15/2018		1,250	1,253
6.250% due 11/15/2021		2,500	2,437
Penske Automotive Group, Inc.
5.750% due 10/01/2022		500	493
Perstorp Holding AB
8.750% due 05/15/2017		2,000	2,085
11.000% due 08/15/2017		1,250	1,281
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		2,500	2,694
Petco Holdings, Inc.
8.500% due 10/15/2017 (b)		2,000	2,040
PHH Corp.
6.375% due 08/15/2021		750	729
9.250% due 03/01/2016		500	588
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		1,000	1,092
Pinnacle Entertainment, Inc.
7.500% due 04/15/2021		3,000	3,277
7.750% due 04/01/2022		1,000	1,055
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		1,000	935
Pinnacle Operating Corp.
9.000% due 11/15/2020		350	359
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		500	516
Plains Exploration & Production Co.
6.125% due 06/15/2019		2,000	2,146
6.750% due 02/01/2022		1,000	1,071
6.875% due 02/15/2023		750	808
7.625% due 04/01/2020		250	274
Ply Gem Industries, Inc.
8.250% due 02/15/2018		2,238	2,406
Polymer Group, Inc.
7.750% due 02/01/2019		1,000	1,074
Polypore International, Inc.
7.500% due 11/15/2017		1,500	1,597

Post Holdings, Inc.
7.375% due 02/15/2022		750	792
Precision Drilling Corp.
6.500% due 12/15/2021		1,000	1,050
Prestige Brands, Inc.
8.125% due 02/01/2020		500	553
PVH Corp.
4.500% due 12/15/2022		2,000	1,900
7.375% due 05/15/2020		1,750	1,916
Quebecor Media, Inc.
7.750% due 03/15/2016		323	329
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		750	544
Rain CII Carbon LLC
8.000% due 12/01/2018		1,000	1,013
8.250% due 01/15/2021		1,000	1,010
Range Resources Corp.
5.000% due 08/15/2022		1,500	1,459
5.000% due 03/15/2023		1,000	965
5.750% due 06/01/2021		500	528
6.750% due 08/01/2020		750	812
Regency Energy Partners LP
5.500% due 04/15/2023		1,000	965
6.875% due 12/01/2018		1,125	1,215
Renaissance Acquisition Corp.
6.875% due 08/15/2021		2,500	2,481
Rexel S.A.
6.125% due 12/15/2019		1,000	1,028
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		2,500	2,522
6.875% due 02/15/2021		1,500	1,609
7.125% due 04/15/2019		1,250	1,334
7.875% due 08/15/2019		1,000	1,105
8.250% due 02/15/2021		2,500	2,531
8.500% due 05/15/2018		1,175	1,234
9.000% due 04/15/2019		2,000	2,110
9.875% due 08/15/2019		4,000	4,360
Rockies Express Pipeline LLC
5.625% due 04/15/2020		1,000	850
6.000% due 01/15/2019		750	664
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		2,500	2,525
Ryerson, Inc.
9.000% due 10/15/2017		750	780
Ryland Group, Inc.
5.375% due 10/01/2022		500	470
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		750	738
5.625% due 04/15/2023		1,500	1,446
Sable International Finance Ltd.
8.750% due 02/01/2020		1,000	1,105
Sally Holdings LLC
5.750% due 06/01/2022		1,500	1,511
6.875% due 11/15/2019		550	605
Samson Investment Co.
10.250% due 02/15/2020		3,000	3,195
SandRidge Energy, Inc.
7.500% due 03/15/2021		2,000	2,030
8.125% due 10/15/2022		2,000	2,030
Sappi Papier Holding GmbH
6.625% due 04/15/2021		1,000	940
7.750% due 07/15/2017		750	784
SBA Communications Corp.
5.625% due 10/01/2019		500	494
SBA Telecommunications, Inc.
5.750% due 07/15/2020		1,000	998
Schaeffler Finance BV
4.750% due 05/15/2021		2,500	2,437
7.750% due 02/15/2017		1,000	1,125
7.750% due 02/15/2017	EUR	2,500	3,809
8.500% due 02/15/2019		$2,500	2,800
8.750% due 02/15/2019	EUR	1,500	2,296
Schaeffler Holding Finance BV
6.875% due 08/15/2018		$2,400	2,526
Scientific Games International, Inc.
6.250% due 09/01/2020		1,250	1,266
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		500	534
7.250% due 01/15/2018		150	158
Sealed Air Corp.
5.250% due 04/01/2023		1,000	953
8.125% due 09/15/2019		2,000	2,240
8.375% due 09/15/2021		2,000	2,275
Sensata Technologies BV
4.875% due 10/15/2023		1,000	935
6.500% due 05/15/2019		1,500	1,620

Serta Simmons Holdings LLC
8.125% due 10/01/2020		1,000	1,058
ServiceMaster Co.
7.000% due 08/15/2020		2,000	1,900
8.000% due 02/15/2020		1,000	995
Silver Borrower
7.750% due 12/15/2020		1,500	1,549
Sinclair Television Group, Inc.
5.375% due 04/01/2021		1,000	955
6.125% due 10/01/2022		1,000	998
6.375% due 11/01/2021 (a)		500	501
SIWF Merger Sub, Inc.
6.250% due 06/01/2021		1,500	1,474
Smithfield Foods, Inc.
6.625% due 08/15/2022		2,500	2,584
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	545
Softbank Corp.
4.500% due 04/15/2020		1,500	1,442
Sonat, Inc.
7.000% due 02/01/2018		500	538
Sophia LP
9.750% due 01/15/2019		2,000	2,180
Spectrum Brands Escrow Corp.
6.375% due 11/15/2020		500	523
6.625% due 11/15/2022		2,000	2,080
SPX Corp.
6.875% due 09/01/2017		750	836
Steel Dynamics, Inc.
6.125% due 08/15/2019		500	524
6.375% due 08/15/2022		500	519
7.625% due 03/15/2020		1,500	1,629
STHI Holding Corp.
8.000% due 03/15/2018		2,000	2,165
Suburban Propane Partners LP
7.375% due 03/15/2020		275	295
7.375% due 08/01/2021		182	196
7.500% due 10/01/2018		844	907
Sun Products Corp.
7.750% due 03/15/2021		1,500	1,387
SunGard Data Systems, Inc.
6.625% due 11/01/2019		1,000	1,025
7.375% due 11/15/2018		1,500	1,594
7.625% due 11/15/2020		1,500	1,612
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	500	732
Sunrise Communications International S.A.
5.625% due 12/31/2017	CHF	500	575
7.000% due 12/31/2017	EUR	475	683
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$1,000	1,082
Taminco Global Chemical Corp.
9.750% due 03/31/2020		1,500	1,702
Tempur Sealy International, Inc.
6.875% due 12/15/2020		1,000	1,050
Tenet Healthcare Corp.
4.375% due 10/01/2021		2,000	1,847
4.500% due 04/01/2021		3,000	2,824
6.000% due 10/01/2020		1,000	1,024
8.000% due 08/01/2020		2,000	2,125
8.125% due 04/01/2022		750	785
Terex Corp.
6.000% due 05/15/2021		1,100	1,118
Tesoro Logistics LP
5.875% due 10/01/2020		500	501
Tomkins LLC
9.000% due 10/01/2018		1,577	1,727
TransDigm, Inc.
5.500% due 10/15/2020		2,000	1,970
7.750% due 12/15/2018		3,000	3,210
TransUnion Holding Co., Inc.
8.125% due 06/15/2018 (b)		1,500	1,597
9.625% due 06/15/2018		500	544
TransUnion LLC
11.375% due 06/15/2018		2,000	2,232
TreeHouse Foods, Inc.
7.750% due 03/01/2018		750	795
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		2,000	1,995
Triumph Group, Inc.
4.875% due 04/01/2021		1,000	968
Tronox Finance LLC
6.375% due 08/15/2020		1,000	995
TRW Automotive, Inc.
4.500% due 03/01/2021		1,000	1,010

U.S. Coatings Acquisition, Inc.
7.375% due 05/01/2021		1,000	1,050
United Rentals North America, Inc.
6.125% due 06/15/2023		350	354
7.375% due 05/15/2020		1,000	1,083
7.625% due 04/15/2022		2,250	2,458
8.250% due 02/01/2021		1,500	1,672
8.375% due 09/15/2020		1,500	1,669
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	2,000	2,680
5.500% due 01/15/2023		$1,250	1,191
5.750% due 01/15/2023	EUR	1,500	2,034
7.500% due 03/15/2019		$500	543
7.500% due 03/15/2019	EUR	750	1,102
Unitymedia KabelBW GmbH
9.500% due 03/15/2021		300	464
Univision Communications, Inc.
5.125% due 05/15/2023		$1,000	963
6.750% due 09/15/2022		1,500	1,590
6.875% due 05/15/2019		3,000	3,225
7.875% due 11/01/2020		1,750	1,923
8.500% due 05/15/2021		2,500	2,750
UPC Holding BV
6.375% due 09/15/2022	EUR	2,000	2,679
6.750% due 03/15/2023		1,000	1,346
6.750% due 03/15/2023	CHF	1,000	1,100
8.375% due 08/15/2020	EUR	1,250	1,847
UPCB Finance Ltd.
7.250% due 11/15/2021		$2,500	2,737
USG Corp.
8.375% due 10/15/2018		1,500	1,635
Valeant Pharmaceuticals International
6.375% due 10/15/2020		1,000	1,045
6.750% due 08/15/2021		2,000	2,090
6.875% due 12/01/2018		1,000	1,063
7.000% due 10/01/2020		2,500	2,662
7.250% due 07/15/2022		1,750	1,872
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		4,000	4,240
VeriSign, Inc.
4.625% due 05/01/2023		1,250	1,181
Videotron Ltd
9.125% due 04/15/2018		234	247
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		1,250	1,350
VWR Funding, Inc.
7.250% due 09/15/2017		2,000	2,120
Warner Chilcott Co. LLC
7.750% due 09/15/2018		3,000	3,277
Whiting Petroleum Corp.
5.750% due 03/15/2021		3,500	3,601
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		3,000	3,120
7.375% due 02/15/2018	EUR	500	708
Windstream Corp.
7.750% due 10/15/2020		$1,000	1,038
7.750% due 10/01/2021		500	519
8.125% due 09/01/2018		1,000	1,080
Wolverine World Wide, Inc.
6.125% due 10/15/2020		500	521
Wynn Las Vegas LLC
5.375% due 03/15/2022		2,500	2,525
7.750% due 08/15/2020		1,500	1,691
Zayo Group LLC
8.125% due 01/01/2020		750	824

			722,995

UTILITIES 8.3%
Access Midstream Partners LP
4.875% due 05/15/2023		1,500	1,417
6.125% due 07/15/2022		500	516
AES Corp.
7.375% due 07/01/2021		3,000	3,315
8.000% due 10/15/2017		500	578
8.000% due 06/01/2020		1,500	1,717
9.750% due 04/15/2016		1,000	1,172
Athlon Holdings LP
7.375% due 04/15/2021		750	769
Atlas Pipeline Partners LP
5.875% due 08/01/2023		500	473
6.625% due 10/01/2020		1,000	1,025
Calpine Corp.
7.500% due 02/15/2021		2,700	2,882
7.875% due 07/31/2020		1,575	1,705

Covanta Holding Corp.
7.250% due 12/01/2020	500	539
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017	2,000	2,045
10.000% due 12/01/2020	5,000	5,282
EP Energy LLC
6.875% due 05/01/2019	500	536
9.375% due 05/01/2020	4,500	5,085
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016	1,500	1,581
Exterran Partners LP
6.000% due 04/01/2021	1,000	975
Frontier Communications Corp.
7.125% due 03/15/2019	1,125	1,200
8.250% due 04/15/2017	275	314
8.500% due 04/15/2020	500	555
9.000% due 08/15/2031	1,025	1,010
Inergy Midstream LP
6.000% due 12/15/2020	750	748
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	1,000	1,010
MarkWest Energy Partners LP
4.500% due 07/15/2023	2,000	1,895
5.500% due 02/15/2023	750	756
6.750% due 11/01/2020	450	488
MetroPCS Wireless, Inc.
6.250% due 04/01/2021	1,000	1,009
6.625% due 11/15/2020	2,500	2,600
6.625% due 04/01/2023	3,000	3,019
Midwest Generation LLC
8.560% due 01/02/2016 ^	636	627
NGPL PipeCo LLC
7.119% due 12/15/2017	750	666
9.625% due 06/01/2019	1,000	935
Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,283
NRG Energy, Inc.
6.625% due 03/15/2023	1,500	1,477
7.625% due 01/15/2018	5,000	5,562
7.875% due 05/15/2021	1,000	1,075
8.250% due 09/01/2020	2,250	2,481
NSG Holdings LLC
7.750% due 12/15/2025	1,581	1,668
Red Oak Power LLC
8.540% due 11/30/2019	840	890
Sabine Oil & Gas LLC
9.750% due 02/15/2017	2,000	2,020
Sprint Capital Corp.
6.875% due 11/15/2028	3,000	2,692
6.900% due 05/01/2019	4,500	4,646
8.750% due 03/15/2032	3,000	3,064
Sprint Communications, Inc.
6.000% due 11/15/2022	4,000	3,700
7.000% due 03/01/2020	1,500	1,620
8.375% due 08/15/2017	1,000	1,135
9.000% due 11/15/2018	2,500	2,937
Sprint Corp.
7.250% due 09/15/2021	500	506
7.875% due 09/15/2023	1,500	1,534
Targa Resources Partners LP
4.250% due 11/15/2023	1,000	910
5.250% due 05/01/2023	1,500	1,477
6.375% due 08/01/2022	375	392
7.875% due 10/15/2018	1,000	1,085
Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,484	1,554
tw telecom Holdings, Inc.
5.375% due 10/01/2022	500	479
VimpelCom Holdings BV
7.504% due 03/01/2022	750	792

		93,423

Total Corporate Bonds & Notes (Cost $884,157)		913,200

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Notes
1.375% due 06/30/2018 (f)(h)	5,000	5,015

Total U.S. Treasury Obligations (Cost $5,004)		5,015

MORTGAGE-BACKED SECURITIES 0.5%
Bear Stearns Alt-A Trust
4.577% due 11/25/2036 ^	880	616
Citigroup Mortgage Loan Trust, Inc.
2.569% due 07/25/2046 ^	31	24
2.829% due 03/25/2034	10	10

Countrywide Alternative Loan Trust
0.390% due 03/20/2046	119	82
0.410% due 05/20/2046 ^	149	83
Countrywide Home Loan Mortgage Pass-Through Trust
0.499% due 03/25/2035	89	62
2.673% due 05/20/2036	509	377
GSR Mortgage Loan Trust
2.621% due 04/25/2035	12	11
Harborview Mortgage Loan Trust
1.008% due 12/19/2036 ^	41	30
2.697% due 08/19/2036 ^	57	43
IndyMac Mortgage Loan Trust
3.065% due 03/25/2037 ^	1,727	1,502
6.000% due 07/25/2037	776	641
Luminent Mortgage Trust
0.359% due 12/25/2036	29	20
MASTR Adjustable Rate Mortgages Trust
0.389% due 04/25/2046	28	20
Residential Accredit Loans, Inc. Trust
3.076% due 03/25/2035 ^	46	37
Residential Asset Securitization Trust
0.579% due 01/25/2046 ^	374	172
Structured Asset Mortgage Investments Trust
0.399% due 09/25/2047	1,000	654
0.489% due 09/25/2045	96	79
WaMu Mortgage Pass-Through Certificates
0.913% due 04/25/2047	48	43
0.973% due 12/25/2046	46	37
2.350% due 12/25/2036 ^	548	463
2.382% due 09/25/2036 ^	35	30
Washington Mutual MSC Mortgage Pass-Through Certificates
1.123% due 05/25/2046	42	27

Total Mortgage-Backed Securities (Cost $3,859)		5,063

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing and Securitization LLC
0.249% due 01/25/2037 ^	102	39
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.479% due 06/25/2035	251	218

Total Asset-Backed Securities (Cost $242)		257

	SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Ally Financial, Inc.
7.000% due 10/30/2013 (c)	1,750	1,672
GMAC Capital Trust
8.125% due 02/15/2040	50,000	1,338

Total Preferred Securities (Cost $2,900)		3,010

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (d) 0.3%		3,344

Total Short-Term Instruments (Cost $3,344)		3,344

Total Investments in Securities (Cost $908,829)		938,989

	SHARES
INVESTMENTS IN AFFILIATES 15.7%
SHORT-TERM INSTRUMENTS 15.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.7%
PIMCO Short-Term Floating NAV Portfolio	17,650,918	176,633

Total Short-Term Instruments (Cost $176,621)		176,633

Total Investments in Affiliates (Cost $176,621)		176,633

Total Investments 99.3% (Cost $1,085,450)		$1,115,622
Financial Derivative Instruments (e)(g) (0.1%) (Cost or Premiums, net $(840))		(814)
Other Assets and Liabilities, net 0.8%		8,672

Net Assets 100.0%		$1,123,480

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.080%	09/30/2013	10/01/2013	$2,800	U.S. Treasury Notes 0.250% due 09/30/2015	$(2,857)	$2,800	$2,800
SSB	0.000%	09/30/2013	10/01/2013	544	Fannie Mae 2.200% due 10/17/2022	(559)	544	544

Total Repurchase Agreements						$(3,416)	$3,344	$3,344

(1)	Includes accrued interest.

As of September 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2013 was $1,638 at a weighted average interest rate of (1.670%).

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-18 5-Year Index	5.000%	06/20/2017	$9,900	$753	$623	$0	$(2)
CDX.HY-19 5-Year Index	5.000%	12/20/2017	10,000	716	840	0	(1)
CDX.HY-20 5-Year Index	5.000%	06/20/2018	35,000	2,071	(18)	0	(15)

Total Swap Agreements				$3,540	$1,445	$0	$(18)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Securities with an aggregate market value of $37 and cash of $2,681 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013.

(g)	Financial Derivative Instruments: Over The Counter

Forward Foreign Currency Contracts:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	11/2013	EUR	208	$281	$0	$0
BPS	11/2013	GBP	139	225	0	0
CBK	11/2013	EUR	208	281	0	0
	12/2013		26,146	34,693	0	(686)
GLM	12/2013		309	413	0	(5)
RYL	11/2013	CHF	1,487	1,608	0	(36)
	12/2013	GBP	8,214	12,830	0	(461)

Total Forward Foreign Currency Contracts					$0	$(1,188)

Swap Agreements:

Credit Default Swaps on Corporate and Loan Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	HCA, Inc.	5.000%	03/20/2014	0.587%	$1,000	$(150)	$172	$22	$0
	SLM Corp.	5.000%	09/20/2014	0.636%	800	(112)	147	35	0
BRC	SLM Corp.	5.000%	12/20/2013	0.469%	650	(72)	80	8	0
CBK	Community Health Systems, Inc.	5.000%	09/20/2014	0.587%	200	(18)	27	9	0
DUB	SLM Corp.	5.000%	09/20/2014	0.636%	300	(34)	47	13	0
FBF	AES Corp.	5.000%	03/20/2014	0.273%	1,000	(94)	118	24	0
	El Paso LLC	5.000%	12/20/2014	0.505%	2,500	(75)	217	142	0
GST	El Paso LLC	5.000%	09/20/2014	0.442%	3,000	(285)	424	139	0

Total Swap Agreements						$(840)	$1,232	$392	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or loan issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(h)	Securities with an aggregate market value of $1,019 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$9,100	$0	$9,100
Corporate Bonds & Notes
Banking & Finance	0	96,782	0	96,782
Industrials	750	722,160	85	722,995
Utilities	0	92,796	627	93,423
U.S. Treasury Obligations	0	5,015	0	5,015
Mortgage-Backed Securities	0	5,063	0	5,063
Asset-Backed Securities	0	257	0	257
Preferred Securities
Banking & Finance	1,338	1,672	0	3,010
Short-Term Instruments
Repurchase Agreements	0	3,344	0	3,344
	$2,088	$936,189	$712	$938,989

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	176,633	0	0	176,633
Total Investments	$178,721	$936,189	$712	$1,115,622

Financial Derivative Instruments - Assets
Over the counter	$0	$392	$0	$392

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(18)	0	(18)
Over the counter	0	(1,188)	0	(1,188)

	$0	$(1,206)	$0	$(1,206)

Totals	$178,721	$935,375	$712	$1,114,808

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$113	$0	$(27)	$0	$0	$(1)	$0	$0	$85	$0
Utilities	1,441	0	(833)	(4)	(20)	43	0	0	627	13

Totals	$1,554	$0	$(860)	$(4)	$(20)	$42	$0	$0	$712	$13

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$85	Third Party Vendor	Broker Quote	106.25
Utilities	627	Third Party Vendor	Broker Quote	98.50

Total	$712

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Portfolio

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.6%
CORPORATE BONDS & NOTES 0.8%
BANKING & FINANCE 0.3%
Private Export Funding Corp.
5.000% due 12/15/2016	$500	$562

INDUSTRIALS 0.5%
Vessel Management Services, Inc.
3.432% due 08/15/2036	736	726

Total Corporate Bonds & Notes (Cost $1,236)		1,288

MUNICIPAL BONDS & NOTES 0.3%
OHIO 0.2%
Hamilton County, Ohio Sales Tax Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	244

WASHINGTON 0.1%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	206

Total Municipal Bonds & Notes (Cost $370)		450

U.S. GOVERNMENT AGENCIES 14.3%
Fannie Mae
0.000% due 06/01/2017 - 11/15/2030	3,200	1,900
0.239% due 07/25/2037	39	36
0.629% due 08/25/2021	6	6
0.779% due 08/25/2022	2	2
1.079% due 04/25/2032	8	8
2.476% due 01/01/2033	12	13
4.250% due 05/25/2037	66	63
4.500% due 06/25/2019	178	187
5.000% due 04/25/2032 - 08/25/2033	322	371
5.500% due 12/25/2035	110	123
6.080% due 09/01/2028	64	81
6.500% due 07/25/2031	237	269
Federal Farm Credit Bank
5.050% due 03/28/2019	400	463
5.150% due 03/25/2020	250	294
Federal Housing Administration
6.896% due 07/01/2020	161	157
Financing Corp.
0.000% due 09/26/2019	1,500	1,320
10.700% due 10/06/2017	650	888
Freddie Mac
0.000% due 03/15/2031	1,200	558
0.582% due 01/15/2033	19	19
0.882% due 02/15/2027	5	6
1.182% due 02/15/2021	9	9
1.359% due 10/25/2044	55	57
4.000% due 06/15/2032	363	369
5.400% due 03/17/2021	1,000	1,110
5.500% due 08/15/2030 - 02/15/2034	846	929
5.625% due 11/23/2035	600	642
6.750% due 03/15/2031	200	272
7.000% due 07/15/2023 - 12/01/2031	23	26
8.250% due 06/01/2016	350	416
Ginnie Mae
2.000% due 08/20/2030	6	6
5.500% due 01/20/2036	762	889
6.000% due 08/20/2033	1,828	2,078
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023	1,800	1,322
5.500% due 04/26/2024	400	477
Overseas Private Investment Corp.
4.736% due 03/15/2022	279	301
Residual Funding Corp. Strips
0.000% due 10/15/2020 - 04/15/2030	4,000	2,569
Resolution Funding Corp. Strips
0.000% due 01/15/2020 - 04/15/2029	4,100	2,616
Small Business Administration
5.240% due 08/01/2023	275	299
5.290% due 12/01/2027	295	324

Tennessee Valley Authority
4.625% due 09/15/2060	400	381
Tennessee Valley Authority Strips
0.000% due 05/01/2030	800	401

Total U.S. Government Agencies (Cost $20,127)		22,257

U.S. TREASURY OBLIGATIONS 83.8%
U.S. Treasury Bonds
2.750% due 11/15/2042	1,500	1,241
3.125% due 11/15/2041 (c)(e)	25,400	22,900
3.125% due 02/15/2042 (c)	17,000	15,304
3.750% due 08/15/2041	1,400	1,423
4.250% due 11/15/2040 (c)	6,950	7,701
4.375% due 11/15/2039 (c)	27,600	31,238
4.500% due 05/15/2038 (c)	7,000	8,073
4.500% due 08/15/2039 (c)	3,200	3,693
4.625% due 02/15/2040	1,700	1,999
5.250% due 02/15/2029	400	500
5.375% due 02/15/2031	600	765
5.500% due 08/15/2028 (c)	10,400	13,316
6.250% due 05/15/2030	4,200	5,834
6.750% due 08/15/2026	100	141
U.S. Treasury Inflation Protected Securities (a)
0.750% due 02/15/2042	930	798
U.S. Treasury Notes
1.625% due 11/15/2022 (e)(g)	5,300	4,910
U.S. Treasury Strips
0.000% due 05/15/2031	200	105
0.000% due 05/15/2032	100	50
0.000% due 11/15/2032	3,300	1,625
0.000% due 02/15/2033	1,700	828
0.000% due 05/15/2033	700	337
0.000% due 08/15/2033	500	238
0.000% due 11/15/2033	3,000	1,412
0.000% due 05/15/2034	1,600	736
0.000% due 05/15/2037	700	285
0.000% due 02/15/2040	900	326
0.000% due 05/15/2040	1,250	447
0.000% due 08/15/2040	6,650	2,348
0.000% due 02/15/2042	5,100	1,679

Total U.S. Treasury Obligations (Cost $145,912)		130,252

MORTGAGE-BACKED SECURITIES 2.3%
Banc of America Commercial Mortgage Trust
5.634% due 07/10/2046	800	878
Bear Stearns Adjustable Rate Mortgage Trust
2.573% due 04/25/2033	107	109
2.674% due 10/25/2035	146	147
2.757% due 04/25/2033	14	14
2.974% due 02/25/2034	34	33
3.080% due 01/25/2034	17	17
Countrywide Alternative Loan Trust
0.389% due 05/25/2035	83	68
Countrywide Home Loan Mortgage Pass-Through Trust
0.499% due 03/25/2035	161	112
Credit Suisse First Boston Mortgage Securities Corp.
2.385% due 07/25/2033	32	32
2.506% due 11/25/2032	9	8
First Republic Mortgage Loan Trust
0.532% due 11/15/2031	109	108
Harborview Mortgage Loan Trust
0.311% due 04/19/2038	81	63
0.401% due 05/19/2035	63	52
2.784% due 07/19/2035	62	56
Impac CMB Trust
4.736% due 09/25/2034	298	300
JPMorgan Mortgage Trust
2.907% due 07/25/2035	285	290
MASTR Asset Securitization Trust
5.500% due 09/25/2033	71	76
Residential Accredit Loans, Inc. Trust
0.579% due 01/25/2033	5	4
0.579% due 03/25/2033	17	17
6.000% due 06/25/2036	114	89
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	11	12
Sequoia Mortgage Trust
0.530% due 07/20/2033	115	113
Structured Adjustable Rate Mortgage Loan Trust
0.399% due 05/25/2037	175	124
Structured Asset Mortgage Investments Trust
0.841% due 09/19/2032	113	110
1.021% due 10/19/2033	44	38

Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	300	330
WaMu Mortgage Pass-Through Certificates
1.153% due 08/25/2046	378	322
1.553% due 08/25/2042	4	4
2.454% due 10/25/2046	100	92
Washington Mutual MSC Mortgage Pass-Through Certificates
2.018% due 02/25/2031	1	1
2.090% due 02/25/2033	2	2
2.225% due 05/25/2033	6	6
2.252% due 02/25/2033	2	2

Total Mortgage-Backed Securities (Cost $3,737)		3,629

ASSET-BACKED SECURITIES 0.7%
Bear Stearns Asset-Backed Securities Trust
1.179% due 11/25/2042	68	66
L.A. Arena Funding LLC
7.656% due 12/15/2026	57	63
Renaissance Home Equity Loan Trust
0.619% due 08/25/2033	7	6
0.679% due 12/25/2033	30	29
SLM Student Loan Trust
0.376% due 04/25/2017	1	1
1.766% due 04/25/2023	821	844
Specialty Underwriting & Residential Finance Trust
0.859% due 01/25/2034	12	10
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.759% due 01/25/2033	11	10

Total Asset-Backed Securities (Cost $1,013)		1,029

SHORT-TERM INSTRUMENTS 16.4%
REPURCHASE AGREEMENTS (b) 16.4%		25,496

Total Short-Term Instruments (Cost $25,496)		25,496

Total Investments in Securities (Cost $197,891)		184,401

	SHARES
INVESTMENTS IN AFFILIATES 43.8%
SHORT-TERM INSTRUMENTS 43.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 43.8%
PIMCO Short-Term Floating NAV Portfolio	6,813,528	68,183

Total Short-Term Instruments (Cost $68,183)		68,183

Total Investments in Affiliates (Cost $68,183)		68,183

Total Investments 162.4% (Cost $266,074)		$252,584
Financial Derivative Instruments (d)(f) 0.0% (Cost or Premiums, net $(28))		(21)
Other Assets and Liabilities, net (62.4%)		(97,034)

Net Assets 100.0%		$155,529

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
MSC	0.090%	09/30/2013	10/01/2013	$19,400	U.S. Treasury Notes 1.000% due 05/31/2018	$(19,831)	$19,400	$19,400
SAL	0.130%	09/30/2013	10/01/2013	5,500	Fannie Mae 1.630% due 10/30/2020	(5,603)	5,500	5,500
SSB	0.000%	09/30/2013	10/01/2013	596	Freddie Mac 2.080% due 10/17/2022	(613)	596	596

Total Repurchase Agreements						$(26,047)	$25,496	$25,496

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.120%	09/23/2013	10/16/2013	$(7,493)	$(7,505)
	0.130%	09/24/2013	10/07/2013	(80,545)	(80,596)
	0.140%	09/26/2013	10/09/2013	(10,063)	(10,072)
GSC	0.110%	09/23/2013	10/08/2013	(676)	(676)

Total Sale-Buyback Transactions					$(98,849)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $32,556 at a weighted average interest rate of 0.183%.
(3)	Payable for sale-buyback transactions includes $67 of deferred price drop on sale-buyback transactions.

(c)	Securities with an aggregate market value of $98,324 have been pledged as collateral under the terms of master agreements as of September 30, 2013.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury Long Bond December Futures	Long	12/2013	28	$92	$0	$(2)

Total Futures Contracts				$92	$0	$(2)

(e)	Securities with an aggregate market value of $92 and cash of $33 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013.

(f)	Financial Derivative Instruments: Over the Counter

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	10/28/2013	$2,400	$(6)	$(16)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,400	$(22)	$(3)

Total Written Options						$(28)	$(19)

(g)	Securities with an aggregate market value of $141 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$562	$0	$562
Industrials	0	726	0	726
Municipal Bonds & Notes
Ohio	0	244	0	244
Washington	0	206	0	206
U.S. Government Agencies	0	22,100	157	22,257
U.S. Treasury Obligations	0	130,252	0	130,252
Mortgage-Backed Securities	0	3,629	0	3,629
Asset-Backed Securities	0	1,029	0	1,029
Short-Term Instruments
Repurchase Agreements	0	25,496	0	25,496
	$0	$184,244	$157	$184,401

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	68,183	0	0	68,183
Total Investments	$68,183	$184,244	$157	$252,584

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	0	0	(2)
Over the counter	0	(16)	(3)	(19)

	$(2)	$(16)	$(3)	$(21)

Totals	$68,181	$184,228	$154	$252,563

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
U.S. Government Agencies	$174	$0	$(17)	$0	$0	$0	$0	$0	$157	$0

Financial Derivative Instruments - Liabilities
Over the counter	$(5)	$0	$0	$0	$0	$2	$0	$0	$(3)	$2

Totals	$169	$0	$(17)	$0	$0	$2	$0	$0	$154	$2

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$157	Benchmark Pricing	Base Price	97.25
Financial Derivative Instruments - Liabilities
Over the counter	(3)	Indicative Market Quotation	Broker Quote	0.12

Total	$154

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 83.1%
BANK LOAN OBLIGATIONS 1.3%
Community Health Systems, Inc.
2.429% due 07/25/2014		$100	$100
H.J. Heinz Co.
3.500% due 06/05/2020		17,855	17,946
Health Management Associates, Inc.
3.000% due 11/18/2016		4,442	4,445
Nielsen Finance LLC
2.182% due 02/02/2017		2,921	2,931
Scientific Games International, Inc.
3.180% - 3.190% due 06/30/2015		1,978	1,976

Total Bank Loan Obligations (Cost $27,259)			27,398

CORPORATE BONDS & NOTES 23.1%
BANKING & FINANCE 16.6%
Ally Financial, Inc.
2.460% due 12/01/2014		1,000	1,000
3.125% due 01/15/2016		300	301
3.465% due 02/11/2014		1,000	1,009
3.652% due 06/20/2014		1,200	1,218
4.500% due 02/11/2014		9,400	9,509
4.625% due 06/26/2015		1,800	1,863
6.750% due 12/01/2014		4,800	5,055
7.500% due 09/15/2020		6,600	7,441
8.300% due 02/12/2015		2,700	2,916
American International Group, Inc.
3.750% due 11/30/2013		2,000	2,010
Banco Bradesco S.A.
2.363% due 05/16/2014		7,100	7,137
Banco do Brasil S.A.
4.500% due 01/22/2015		600	624
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,600	1,668
Banco Santander Brasil S.A.
4.625% due 02/13/2017		300	311
Banco Santander Chile
3.750% due 09/22/2015		2,900	3,019
Bank of America Corp.
4.500% due 04/01/2015		1,100	1,156
7.375% due 05/15/2014		1,500	1,562
Bank of America N.A.
0.554% due 06/15/2017		18,900	18,333
Bank of Montreal
1.950% due 01/30/2018		3,100	3,183
Bankia S.A.
3.500% due 12/14/2015	EUR	1,000	1,377
Banque PSA Finance S.A.
2.174% due 04/04/2014		$2,500	2,491
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		2,500	2,604
BPCE S.A.
2.015% due 02/07/2014		1,800	1,811
2.375% due 10/04/2013		400	400
CIT Group, Inc.
4.750% due 02/15/2015		8,800	9,130
5.250% due 04/01/2014		1,100	1,121
Citigroup, Inc.
0.383% due 03/07/2014		20,800	20,788
1.226% due 07/25/2016		15,400	15,548
1.718% due 01/13/2014		2,600	2,609
5.000% due 09/15/2014		700	727
Commonwealth Bank of Australia
1.052% due 09/18/2015		1,900	1,923
Credit Agricole S.A.
1.716% due 01/21/2014		4,200	4,217
Dexia Credit Local S.A.
0.744% due 04/29/2014		4,200	4,204
2.750% due 04/29/2014		2,700	2,735
Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	4,628
2.000% due 09/15/2015		$400	392
2.375% due 05/25/2016		4,200	4,084
5.500% due 06/26/2017		1,200	1,253

Export-Import Bank of Korea
1.250% due 11/20/2015		8,700	8,729
2.050% due 03/21/2015		8,400	8,413
First Horizon National Corp.
5.375% due 12/15/2015		900	973
Ford Motor Credit Co. LLC
1.362% due 08/28/2014		2,300	2,312
2.750% due 05/15/2015		3,600	3,684
5.625% due 09/15/2015		1,600	1,733
7.000% due 10/01/2013		1,400	1,400
7.000% due 04/15/2015		900	979
8.000% due 06/01/2014		100	105
8.700% due 10/01/2014		400	430
HSBC USA, Inc.
2.375% due 02/13/2015		800	818
Industrial Bank of Korea
2.375% due 07/17/2017		3,400	3,417
3.750% due 09/29/2016		2,200	2,334
ING Bank NV
1.658% due 06/09/2014		1,500	1,513
International Lease Finance Corp.
5.650% due 06/01/2014		5,000	5,131
6.500% due 09/01/2014		11,200	11,676
6.625% due 11/15/2013		16,805	16,900
8.625% due 09/15/2015		500	554
Intesa Sanpaolo SpA
2.662% due 02/24/2014		2,300	2,313
JPMorgan Chase & Co.
1.302% due 03/20/2015		9,800	9,899
1.375% due 09/22/2015		5,800	5,882
3.150% due 07/05/2016		1,800	1,890
JPMorgan Chase Bank N.A.
0.889% due 05/31/2017	EUR	2,400	3,201
Korea Development Bank
3.250% due 03/09/2016		$5,300	5,533
8.000% due 01/23/2014		1,700	1,738
Merrill Lynch & Co., Inc.
1.014% due 09/15/2026		900	763
Morgan Stanley
0.570% due 01/09/2014		3,000	2,999
0.748% due 10/15/2015		2,600	2,581
1.865% due 01/24/2014		11,500	11,544
National Australia Bank Ltd.
0.989% due 04/11/2014		7,800	7,829
National Bank of Canada
1.500% due 06/26/2015		1,600	1,623
Pacific Life Global Funding CPI Linked Bond
3.638% due 06/02/2018		3,500	3,455
Petrobras Global Finance BV
1.884% due 05/20/2016		7,500	7,481
Prudential Covered Trust
2.997% due 09/30/2015		2,805	2,895
Qatari Diar Finance QSC
3.500% due 07/21/2015		4,300	4,491
Rabobank Group
4.200% due 05/13/2014		2,000	2,044
SLM Corp.
3.875% due 09/10/2015		3,848	3,944
5.000% due 04/15/2015		1,200	1,251
6.250% due 01/25/2016		13,765	14,711
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		6,300	6,304
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		12,300	12,421
Tayarra Ltd.
3.628% due 02/15/2022		1,723	1,846
Toyota Motor Credit Corp.
0.719% due 10/11/2013		4,500	4,501
UBS AG
1.264% due 01/28/2014		582	584
Union Bank N.A.
1.000% due 09/26/2016		3,700	3,726
Wachovia Corp.
0.638% due 10/15/2016		5,000	4,947
Wells Fargo & Co.
0.464% due 10/28/2015		4,500	4,493

			359,347

INDUSTRIALS 4.0%
AbbVie, Inc.
1.027% due 11/06/2015		3,715	3,753
Anheuser-Busch InBev Worldwide, Inc.
0.814% due 01/27/2014		6,100	6,112

Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		5,015	5,015
CNPC General Capital Ltd.
1.450% due 04/16/2016		3,400	3,392
Daimler Finance North America LLC
0.858% due 03/28/2014		100	100
0.870% due 01/09/2015		7,890	7,920
DISH DBS Corp.
6.625% due 10/01/2014		2,900	3,052
7.000% due 10/01/2013		600	600
7.125% due 02/01/2016		1,600	1,762
7.750% due 05/31/2015		1,500	1,643
EOG Resources, Inc.
1.016% due 02/03/2014		6,600	6,614
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		1,700	1,784
General Electric Co.
0.850% due 10/09/2015		7,700	7,722
General Mills, Inc.
0.613% due 05/16/2014		900	902
HCA, Inc.
5.750% due 03/15/2014		100	102
6.375% due 01/15/2015		1,300	1,375
7.875% due 02/15/2020		6,000	6,484
8.500% due 04/15/2019		6,300	6,788
MGM Resorts International
6.625% due 07/15/2015		1,000	1,083
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	164
Sanofi
0.558% due 03/28/2014		$800	802
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		6,000	6,132
Total Capital Canada Ltd.
0.648% due 01/15/2016		3,814	3,834
United Technologies Corp.
0.530% due 12/02/2013		300	300
Volkswagen International Finance NV
0.864% due 11/20/2014		9,000	9,044

			86,479

UTILITIES 2.5%
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		700	745
Dayton Power & Light Co.
1.875% due 09/15/2016		1,000	1,009
Enel Finance International NV
3.875% due 10/07/2014		2,000	2,049
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		5,250	5,473
10.500% due 03/25/2014		2,000	2,097
Qtel International Finance Ltd.
3.375% due 10/14/2016		2,300	2,398
Rosneft Finance S.A.
7.500% due 07/18/2016		400	449
Sempra Energy
2.000% due 03/15/2014		4,000	4,026
Verizon Communications, Inc.
1.782% due 09/15/2016		19,300	19,887
2.002% due 09/14/2018		800	842
2.500% due 09/15/2016		12,600	12,999
3.650% due 09/14/2018		1,400	1,477

			53,451

Total Corporate Bonds & Notes (Cost $494,239)			499,277

MUNICIPAL BONDS & NOTES 0.0%
TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.374% due 04/01/2040		455	463

Total Municipal Bonds & Notes (Cost $466)			463

U.S. GOVERNMENT AGENCIES 22.7%
Fannie Mae
0.239% due 12/25/2036 - 07/25/2037		848	799
0.489% due 04/25/2037		511	510
0.529% due 07/25/2037 - 03/25/2044		2,077	2,071
0.679% due 12/25/2022		86	87
0.919% due 03/25/2040		3,841	3,872
0.979% due 04/25/2023		97	98
1.000% due 01/25/2043		915	896

1.029% due 02/25/2023	5	5
1.079% due 05/25/2022	11	11
1.080% due 06/17/2027	45	46
1.359% due 07/01/2042 - 06/01/2043	431	440
1.409% due 09/01/2041	289	300
1.559% due 09/01/2040	1	1
1.992% due 11/01/2035	72	76
2.336% due 09/01/2035	441	465
2.537% due 07/01/2035	87	92
3.000% due 02/01/2021 - 04/01/2027	1,028	1,077
4.000% due 03/01/2023 - 07/01/2042	37,198	39,285
4.419% due 12/01/2036	29	30
4.500% due 08/01/2018 - 10/01/2042	80,929	86,625
4.595% due 09/01/2034	20	21
5.000% due 10/01/2025 - 11/01/2043	177,663	192,691
5.500% due 12/01/2027 - 11/01/2043	48,342	52,691
6.000% due 03/01/2017 - 10/01/2040	25,236	27,613
6.001% due 12/25/2042	11	12
6.500% due 04/01/2036 - 11/01/2036	305	348
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	2,605	2,696
Federal Housing Administration
7.430% due 10/01/2020	2	2
Freddie Mac
0.219% due 12/25/2036	1,222	1,209
0.332% due 07/15/2019 - 08/15/2019	1,373	1,371
0.439% due 08/25/2031	176	172
0.482% due 05/15/2036	478	478
0.582% due 06/15/2018	30	30
1.359% due 02/25/2045	366	378
2.462% due 09/01/2035	479	505
2.510% due 07/01/2035	209	221
4.500% due 09/01/2038 - 11/01/2043	49,370	52,630
5.000% due 05/01/2024 - 12/01/2041	1,909	2,073
5.500% due 12/01/2022 - 07/01/2038	2,265	2,452
6.000% due 09/01/2016 - 03/01/2038	638	699
6.500% due 07/25/2043	76	86
Ginnie Mae
1.950% due 02/20/2041	2,125	2,124
5.000% due 04/15/2038 - 11/15/2039	11,398	12,416
6.000% due 09/15/2017	955	1,013
Small Business Administration
5.600% due 09/01/2028	593	661

Total U.S. Government Agencies (Cost $489,026)		491,378

U.S. TREASURY OBLIGATIONS 9.1%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017	1,131	1,168
0.125% due 04/15/2018	606	625
0.125% due 07/15/2022 (h)(j)	77,301	76,220
0.625% due 07/15/2021	11,608	12,094
1.125% due 01/15/2021	10,144	10,930
1.250% due 04/15/2014	40,177	40,532
1.250% due 07/15/2020	12,104	13,255
1.375% due 01/15/2020	3,025	3,320
2.000% due 01/15/2014	19,595	19,699
2.000% due 07/15/2014	17,597	18,051

Total U.S. Treasury Obligations (Cost $205,268)		195,894

MORTGAGE-BACKED SECURITIES 6.7%
Adjustable Rate Mortgage Trust
2.865% due 09/25/2035	1,260	1,108
American Home Mortgage Investment Trust
2.173% due 10/25/2034	377	373
2.393% due 02/25/2045	209	210
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049	149	151
5.742% due 04/10/2049	3,272	3,591
Banc of America Funding Corp.
0.459% due 07/25/2037	1,549	1,269
5.568% due 01/20/2047 ^	625	502
Banc of America Large Loan Trust
2.482% due 11/15/2015	2,916	2,921
Banc of America Mortgage Trust
2.623% due 07/25/2034	1,017	1,023
2.739% due 08/25/2034	3,499	3,469
2.875% due 05/25/2033	570	565
6.500% due 10/25/2031	10	10
BCAP LLC Trust
0.350% due 09/26/2035	846	833
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035	1,749	1,760
2.343% due 04/25/2033	8	8

2.573% due 04/25/2033		6	6
2.751% due 08/25/2035 ^		473	394
2.793% due 03/25/2035		2,135	2,139
2.907% due 07/25/2034		418	400
2.960% due 02/25/2033		2	1
2.984% due 01/25/2035		247	240
3.080% due 01/25/2034		28	28
5.136% due 01/25/2035		6,150	6,109
Bear Stearns Alt-A Trust
0.339% due 02/25/2034		610	595
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		400	439
Bear Stearns Structured Products, Inc.
2.564% due 01/26/2036		1,260	977
2.759% due 12/26/2046		666	409
Chevy Chase Funding LLC
0.459% due 01/25/2035		95	85
Citigroup Mortgage Loan Trust, Inc.
2.540% due 05/25/2035		228	221
2.622% due 08/25/2035		1,068	598
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.485% due 01/15/2046		3,686	3,979
Countrywide Alternative Loan Trust
0.359% due 05/25/2047		693	532
6.000% due 10/25/2033		16	17
Countrywide Home Loan Mortgage Pass-Through Trust
2.423% due 02/20/2036		642	492
2.692% due 11/20/2034		1,690	1,578
2.722% due 02/20/2035		1,374	1,306
2.859% due 11/25/2034		839	777
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		5,533	5,895
5.448% due 01/15/2049		136	137
Credit Suisse First Boston Mortgage Securities Corp.
0.822% due 03/25/2032		1	1
Credit Suisse Mortgage Capital Certificates
2.621% due 09/26/2047		805	807
DBRR Trust
0.853% due 02/25/2045		2,778	2,782
Deutsche Mortgage Securities, Inc.
5.233% due 06/26/2035		1,235	1,250
Epic Opera Arlington Ltd.
0.759% due 07/28/2016	GBP	979	1,569
First Horizon Alternative Mortgage Securities
2.193% due 09/25/2034		$1,830	1,816
First Horizon Mortgage Pass-Through Trust
2.614% due 08/25/2035		526	495
2.625% due 02/25/2035		2,719	2,697
GMAC Mortgage Corp. Loan Trust
3.068% due 11/19/2035		290	267
Granite Master Issuer PLC
0.320% due 12/20/2054		4,114	4,052
0.380% due 12/20/2054		639	630
0.811% due 12/20/2054	GBP	667	1,064
Granite Mortgages PLC
0.600% due 01/20/2044	EUR	113	151
0.890% due 01/20/2044	GBP	98	157
0.898% due 09/20/2044		704	1,127
Great Hall Mortgages PLC
0.382% due 06/18/2039		$1,658	1,502
Greenpoint Mortgage Pass-Through Certificates
2.806% due 10/25/2033		1,523	1,510
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		200	207
5.444% due 03/10/2039		1,900	2,106
GS Mortgage Securities Trust
4.085% due 03/06/2020		800	803
GSR Mortgage Loan Trust
2.661% due 09/25/2035		1,156	1,152
2.688% due 09/25/2034		199	184
Harborview Mortgage Loan Trust
0.401% due 05/19/2035		142	116
2.749% due 07/19/2035		789	677
Holmes Master Issuer PLC
1.568% due 10/15/2054	EUR	845	1,150
Impac CMB Trust
1.179% due 07/25/2033		$221	204
IndyMac Mortgage Loan Trust
2.541% due 12/25/2034		397	363
JPMorgan Chase Commercial Mortgage Securities Trust
0.632% due 07/15/2019		1,134	1,107
4.654% due 01/12/2037		2,200	2,207
5.257% due 05/15/2047		7,252	7,794
5.397% due 05/15/2045		2,524	2,780
5.420% due 01/15/2049		600	664
5.715% due 03/18/2051		2,500	2,764
5.882% due 02/15/2051		1,300	1,464

JPMorgan Mortgage Trust
4.058% due 02/25/2035		147	148
5.750% due 01/25/2036 ^		41	38
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		1,570	1,702
MASTR Asset Securitization Trust
5.500% due 09/25/2033		13	14
Mellon Residential Funding Corp.
0.662% due 06/15/2030		158	157
Merrill Lynch Floating Trust
0.720% due 07/09/2021		14,813	14,790
Merrill Lynch Mortgage Investors Trust
0.389% due 02/25/2036		457	418
0.429% due 11/25/2035		378	356
1.179% due 10/25/2035		216	211
2.067% due 01/25/2029		17	18
2.380% due 10/25/2035		820	820
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,989
Morgan Stanley Capital Trust
5.597% due 03/12/2044		2,200	2,367
Morgan Stanley Re-REMIC Trust
5.993% due 08/12/2045		700	780
Prime Mortgage Trust
0.579% due 02/25/2034		15	14
Residential Funding Mortgage Securities, Inc. Trust
3.063% due 09/25/2035 ^		1,269	1,029
Salomon Brothers Mortgage Securities, Inc.
7.000% due 12/25/2018		30	32
Structured Adjustable Rate Mortgage Loan Trust
1.559% due 01/25/2035		348	259
2.485% due 02/25/2034		479	481
2.504% due 08/25/2034		669	656
2.520% due 08/25/2035		360	330
Structured Asset Mortgage Investments Trust
0.459% due 02/25/2036		203	154
0.841% due 09/19/2032		5	5
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.653% due 10/28/2035		249	237
Wachovia Bank Commercial Mortgage Trust
0.262% due 06/15/2020		2,035	2,009
0.322% due 06/15/2020		6,300	6,128
5.421% due 04/15/2047		826	828
5.749% due 07/15/2045		1,209	1,339
WaMu Mortgage Pass-Through Certificates
0.449% due 12/25/2045		176	163
0.519% due 01/25/2045		1,277	1,157
0.883% due 01/25/2047		424	402
1.353% due 11/25/2042		77	70
1.355% due 05/25/2041		25	24
1.553% due 06/25/2042		43	39
1.553% due 08/25/2042		183	167
2.204% due 02/27/2034		28	27
Wells Fargo Mortgage-Backed Securities Trust
2.618% due 01/25/2035		665	664
2.624% due 12/25/2034		512	520
2.626% due 09/25/2034		10,203	10,305
2.642% due 03/25/2036		586	587
2.662% due 03/25/2035		503	513

Total Mortgage-Backed Securities (Cost $144,192)			145,713

ASSET-BACKED SECURITIES 7.2%
ACE Securities Corp. Home Equity Loan Trust
0.239% due 10/25/2036		124	41
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.679% due 09/25/2035		7,100	6,022
Amortizing Residential Collateral Trust
0.759% due 07/25/2032		13	11
Apidos CDO Ltd.
0.524% due 07/27/2017		429	428
Asset-Backed Funding Certificates Trust
0.854% due 06/25/2035		10,799	9,428
Asset-Backed Securities Corp. Home Equity Loan Trust
0.454% due 09/25/2034		286	285
1.832% due 03/15/2032		152	143
Avenue CLO Ltd.
0.525% due 10/30/2017		945	945
0.526% due 07/20/2018		1,704	1,699
Avoca CLO PLC
0.541% due 01/16/2023	EUR	1,510	2,003
Bacchus Ltd.
0.506% due 01/20/2019		$4,565	4,471

Bear Stearns Asset-Backed Securities Trust
1.179% due 10/25/2037		2,720	2,358
Cadogan Square CLO BV
0.562% due 01/17/2023	EUR	3,263	4,318
Celf Loan Partners Ltd.
2.053% due 11/15/2019		4,317	5,848
Citibank Omni Master Trust
2.932% due 08/15/2018		$1,500	1,532
Citigroup Mortgage Loan Trust, Inc.
0.659% due 09/25/2035		6,200	4,998
Cougar CLO PLC
0.580% due 07/15/2020	EUR	6,520	8,739
Countrywide Asset-Backed Certificates
0.359% due 09/25/2036		$5,951	5,745
0.439% due 05/25/2036		786	785
0.659% due 12/25/2031		35	25
0.879% due 12/25/2033		2,102	1,965
0.979% due 03/25/2033		1,710	1,559
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 01/25/2032		9	8
Dryden Leveraged Loan CDO
0.512% due 05/22/2017		690	685
Educational Services of America, Inc.
1.329% due 09/25/2040		3,126	3,184
Equity One ABS, Inc.
0.739% due 11/25/2032		8	7
Eurocredit CDO BV
0.820% due 10/20/2016	EUR	809	1,091
First Franklin Mortgage Loan Trust
0.659% due 05/25/2035		$300	267
Four Corners CLO Ltd.
0.534% due 01/26/2020		2,383	2,363
Franklin CLO Ltd.
0.514% due 06/15/2018		4,755	4,681
Galaxy CLO Ltd.
0.526% due 10/20/2017		34	34
GE-WMC Mortgage Securities Trust
0.219% due 08/25/2036		17	6
Goldentree Loan Opportunities Ltd.
0.961% due 10/18/2021		1,500	1,487
Gracechurch Card Funding PLC
0.977% due 01/15/2016	EUR	600	813
Gulf Stream Compass CLO Ltd.
0.525% due 01/24/2020		$3,219	3,217
HSBC Home Equity Loan Trust
0.470% due 01/20/2034		1,088	1,071
Hyde Park CDO BV
0.569% due 06/14/2022	EUR	3,464	4,606
Landmark CDO Ltd.
0.543% due 07/15/2018		$2,542	2,530
Leopard CLO BV
0.572% due 04/21/2020	EUR	660	888
Long Beach Mortgage Loan Trust
0.739% due 10/25/2034		$34	32
Massachusetts Educational Financing Authority
1.216% due 04/25/2038		887	888
Mercator CLO PLC
0.461% due 02/18/2024	EUR	1,447	1,915
Merrill Lynch Mortgage Investors Trust
0.379% due 08/25/2036		$1,055	1,026
0.469% due 08/25/2036		700	616
Morgan Stanley Investment Management Croton Ltd.
0.528% due 01/15/2018		489	485
NAC EuroLoan Advantage Ltd.
1.433% due 04/20/2019		1,242	1,245
1.596% due 04/20/2019	GBP	868	1,408
Neptune Finance CCS Ltd.
0.881% due 04/20/2020		$2,169	2,159
NOB Hill CLO Ltd.
0.514% due 08/15/2018		3,188	3,158
Oak Hill Credit Partners Ltd.
0.513% due 05/17/2021		5,465	5,426
Octagon Investment Partners Ltd.
0.505% due 04/23/2020		5,306	5,234
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.459% due 12/25/2035		994	852
Pacifica CDO Corp.
0.524% due 01/26/2020		1,613	1,600
Panhandle-Plains Higher Education Authority, Inc.
1.378% due 10/01/2035		1,865	1,895
RAAC Series
0.659% due 03/25/2037		900	814
Renaissance Home Equity Loan Trust
0.679% due 12/25/2033		4,479	4,375
Residential Asset Securities Corp. Trust
0.499% due 01/25/2036		6,300	5,880

SLC Student Loan Trust
0.344% due 11/15/2021		539	538
4.750% due 06/15/2033		1,970	1,829
SLM Student Loan Trust
0.346% due 10/25/2021		333	333
0.434% due 03/15/2024		2,000	1,925
0.932% due 10/16/2023		2,742	2,739
1.232% due 06/15/2023		3,422	3,430
1.282% due 12/15/2021		1,162	1,166
1.766% due 04/25/2023		709	730
1.832% due 12/15/2017		307	307
South Carolina Student Loan Corp.
1.010% due 03/02/2020		2,000	1,998
Specialty Underwriting & Residential Finance Trust
0.569% due 12/25/2036		4,800	3,643
Stanfield Bristol CLO Ltd.
0.524% due 10/15/2019		1,388	1,384
Structured Asset Investment Loan Trust
0.539% due 10/25/2035		575	552
0.884% due 03/25/2034		681	630
1.154% due 10/25/2033		1,695	1,616
Titrisocram
1.027% due 05/25/2020	EUR	18	25
Wells Fargo Home Equity Asset-Backed Securities Trust
0.439% due 05/25/2036		$1,100	935
Wood Street CLO BV
0.544% due 11/22/2021	EUR	1,591	2,122

Total Asset-Backed Securities (Cost $151,832)			155,196

SOVEREIGN ISSUES 3.6%
Autonomous Community of Catalonia
4.750% due 06/04/2018		2,700	3,610
Autonomous Community of Valencia
4.375% due 07/16/2015		2,000	2,748
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	13,000	4,119
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		5,759	2,517
Hydro-Quebec
2.000% due 06/30/2016		$12,800	13,194
Italy Buoni Poliennali Del Tesoro
4.500% due 07/15/2015	EUR	700	990
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	2,981	249
5.000% due 06/16/2016 (c)		6,459	553
8.000% due 12/19/2013		230,000	17,754
Province of Ontario
0.950% due 05/26/2015		$13,900	14,013
1.000% due 07/22/2016		2,800	2,809
1.100% due 10/25/2017		13,600	13,405
4.300% due 03/08/2017	CAD	1,300	1,364
Republic of Korea
4.875% due 09/22/2014		$600	624
5.750% due 04/16/2014		500	514

Total Sovereign Issues (Cost $77,917)			78,463

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Wells Fargo & Co.
7.500% due 12/31/2049 (d)		5,463	6,214
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		4,000	0

Total Convertible Preferred Securities (Cost $4,450)			6,214

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
DG Funding Trust
2.534% due 10/30/2013 (d)		420	2,973
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		1,900	2,284

Total Preferred Securities (Cost $6,419)			5,257

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.9%
CERTIFICATES OF DEPOSIT 1.1%
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		$20,900	20,874
0.000% due 11/01/2013		3,300	3,296

			24,170

COMMERCIAL PAPER 2.2%
British Telecommunications PLC
0.750% due 04/08/2014		1,600	1,596
Ford Motor Credit Co. LLC
0.645% due 11/08/2013		1,400	1,399
1.021% due 11/01/2013		2,200	2,198
1.021% due 11/08/2013		3,500	3,496
1.021% due 11/12/2013		2,100	2,097
1.021% due 12/20/2013		6,800	6,786
Hewlett-Packard Co.
0.950% due 10/30/2013		21,400	21,384
Santander S.A.
2.370% due 01/02/2014		3,700	3,693
Vodafone Group PLC
0.700% due 02/10/2014		5,000	4,993

			47,642

REPURCHASE AGREEMENTS (e) 0.1%			2,304

SHORT-TERM NOTES 0.2%
Korea Development Bank
0.770% due 08/20/2014		4,300	4,300

ITALY TREASURY BILLS 2.1%
0.826% due 02/28/2014 - 09/12/2014 (b)	EUR	32,800	44,200

MEXICO TREASURY BILLS 0.7%
3.874% due 10/17/2013 - 01/09/2014 (b)	MXN	202,650	15,395

SPAIN TREASURY BILLS 2.3%
0.710% due 03/14/2014 - 06/20/2014 (b)	EUR	37,400	50,320

U.S. TREASURY BILLS 0.2%
0.029% due 02/27/2014 - 03/13/2014 (b)(f)(j)		$4,443	4,443

Total Short-Term Instruments (Cost $191,605)			192,774

Total Investments in Securities (Cost $1,792,673)			1,798,027

	SHARES
INVESTMENTS IN AFFILIATES 25.2%
SHORT-TERM INSTRUMENTS 25.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.2%
PIMCO Short-Term Floating NAV Portfolio		109	1
PIMCO Short-Term Floating NAV Portfolio III		54,604,080	545,822

Total Short-Term Instruments (Cost $545,678)			545,823

Total Investments in Affiliates (Cost $545,678)			545,823

Total Investments 108.3% (Cost $2,338,351)			$2,343,850
Financial Derivative Instruments (g)(i) (0.2%) (Cost or Premiums, net $1,055)			(4,520)
Other Assets and Liabilities, net (8.1%)			(175,808)

Net Assets 100.0%			$2,163,522

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$2,304	Fannie Mae 2.200% due 10/17/2022	$(2,352)	$2,304	$2,304

Total Repurchase Agreements						$(2,352)	$2,304	$2,304

(1)	Includes accrued interest.

As of September 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowing while outstanding during the period ended September 30, 2013 was $4,911, at a weighted average interest rate of (0.171%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	10/01/2043	$21,000	$(21,459)	$(22,027)
Fannie Mae	4.500%	10/01/2043	10,000	(10,563)	(10,684)
Fannie Mae	6.000%	10/01/2043	17,000	(18,575)	(18,597)
Freddie Mac	5.000%	10/01/2043	1,000	(1,068)	(1,078)

Total Short Sales				$(51,665)	$(52,386)

(f)	Securities with an aggregate market value of $311 have been pledged as collateral under the terms of master agreements as of September 30, 2013.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	2,737	$(2,019)	$137	$0
90-Day Eurodollar June Futures	Long	06/2015	964	138	60	0
90-Day Eurodollar June Futures	Long	06/2016	56	80	2	0
90-Day Eurodollar March Futures	Long	03/2016	271	(130)	14	0
90-Day Eurodollar September Futures	Long	09/2015	1,275	292	81	(2)
U.S. Treasury 5-Year Note December Futures	Long	12/2013	983	1,918	69	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	24	(6)	1	(1)

Total Futures Contracts				$273	$364	$(3)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-21 5-Year Index	5.000%	12/20/2018	$6,700	$309	$12	$2	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$343,100	$1,989	$(462)	$78	$0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	10,000	66	49	1	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	12,300	2,075	1,338	2	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	69,100	2,633	(112)	8	0

					$6,763	$813	$89	$0

Total Swap Agreements					$7,072	$825	$91	$0

(h)	Securities with an aggregate market value of $7,936 and cash of $1,743 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2013	JPY	661,429		$6,690	$0	$(40)
	12/2013	EUR	17,600		22,215	0	(1,600)
BPS	01/2014		6,800		8,584	0	(618)
	03/2014		8,806		11,607	0	(313)
	05/2014		6,700		8,472	0	(599)
BRC	11/2013	MXN	34,673		2,709	68	0
	12/2013	EUR	792		1,073	1	0
CBK	12/2013		5,757		7,639	0	(151)
	01/2014	MXN	1,287		97	0	0
	04/2014	EUR	300		380	0	(26)
FBF	11/2013		$5,350	BRL	12,421	211	0
	06/2014	EUR	500		$634	0	(43)
GLM	12/2013		3,031		4,101	0	0
	12/2013	MXN	156,216		11,562	0	(300)
	03/2014	EUR	6,169		8,241	0	(109)
HUS	10/2013	BRL	2,801		1,215	0	(49)
	10/2013	MXN	35,904		2,844	104	0
	10/2013		$1,256	BRL	2,801	8	0
	12/2013	EUR	15,087		$20,377	0	(38)
	12/2013	MXN	13,313		1,022	10	0
JPM	11/2013		34,547		2,699	69	0
	12/2013		11,229		847	0	(6)
MSC	10/2013	BRL	26,305		10,990	0	(879)
	10/2013		$11,601	BRL	26,305	268	0
	11/2013	BRL	26,305		$11,519	0	(257)
	12/2013	MXN	134,775		10,017	0	(215)
	01/2014		26,634		2,039	21	0
RBC	12/2013	CAD	1,528		1,479	0	(2)
RYL	12/2013	GBP	3,439		5,372	0	(193)
	02/2014	EUR	16,700		22,156	0	(446)
	03/2014		15,132		20,233	0	(248)

Total Forward Foreign Currency Contracts						$760	$(6,132)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	11,000	$(20)	$(12)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		11,000	(24)	(13)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		2,700	(5)	(3)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,700	(6)	(3)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		2,700	(6)	(3)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,700	(6)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		$41,400	(126)	(280)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		64,900	(153)	(162)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		64,900	(357)	(368)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		96,700	(256)	(46)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750%	11/27/2013		42,300	(374)	(205)

								$(1,333)	$(1,098)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-20 5-Year Index	Buy	0.650%	12/18/2013	$49,300	$(35)	$(35)
	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013	49,300	(140)	(45)
						$(175)	$(80)

Total Written Options						$(1,508)	$(1,178)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2016	0.361%		$1,100	$(14)	$32	$18	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%		800	(3)	4	1	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.398%		700	7	1	8	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		800	6	0	6	0
BPS	U.S. Treasury Notes	0.250%	09/20/2016	0.326%	EUR	6,500	(124)	105	0	(19)
BRC	Berkshire Hathaway Finance Corp.	1.000%	12/20/2013	0.091%		$900	5	(3)	2	0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%		5,100	(39)	43	4	0
	China Government International Bond	1.000%	09/20/2015	0.299%		2,400	30	5	35	0
	China Government International Bond	1.000%	09/20/2016	0.456%		1,300	18	3	21	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.398%		10,000	112	10	122	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		5,500	(36)	79	43	0
	Mexico Government International Bond	1.000%	03/20/2018	1.073%		4,300	(7)	(5)	0	(12)
CBK	Brazil Government International Bond	1.000%	09/20/2015	0.985%		1,600	(19)	20	1	0
	Brazil Government International Bond	1.000%	06/20/2016	1.197%		27,000	(52)	(83)	0	(135)
	General Electric Capital Corp.	4.000%	12/20/2013	0.192%		2,200	0	22	22	0
	General Electric Capital Corp.	4.325%	12/20/2013	0.192%		1,600	0	17	17	0
	MetLife, Inc.	1.000%	12/20/2014	0.195%		8,200	(217)	300	83	0
	Mexico Government International Bond	1.000%	09/20/2016	0.781%		1,000	5	2	7	0
DUB	Export-Import Bank of China	1.000%	12/20/2016	0.595%		2,300	(186)	217	31	0
	Export-Import Bank of Korea	1.000%	12/20/2016	0.471%		1,000	(64)	81	17	0
	General Electric Capital Corp.	4.230%	12/20/2013	0.192%		2,400	0	25	25	0
	General Electric Capital Corp.	4.900%	12/20/2013	0.192%		1,900	0	23	23	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.398%		3,500	37	6	43	0
	General Electric Capital Corp.	1.000%	03/20/2016	0.463%		100	(6)	7	1	0
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.452%		10,000	110	1	111	0
	Mexico Government International Bond	1.000%	03/20/2016	0.699%		3,200	(18)	43	25	0
	Mexico Government International Bond	1.000%	06/20/2016	0.744%		7,900	19	38	57	0
	Mexico Government International Bond	1.000%	09/20/2016	0.781%		700	3	1	4	0
FBF	MetLife, Inc.	1.000%	12/20/2014	0.195%		1,300	(20)	33	13	0
GST	Mexico Government International Bond	1.000%	09/20/2016	0.781%		1,900	9	3	12	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.985%		1,000	(10)	11	1	0
	Brazil Government International Bond	1.000%	03/20/2016	1.120%		1,200	(6)	3	0	(3)
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		1,700	13	0	13	0
	Mexico Government International Bond	1.000%	09/20/2016	0.781%		700	4	1	5	0
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.985%		400	(4)	4	0	0
	General Electric Capital Corp.	1.000%	03/20/2014	0.188%		1,000	(29)	33	4	0
	Mexico Government International Bond	1.000%	09/20/2016	0.781%		800	4	1	5	0
MYC	Brazil Government International Bond	1.000%	09/20/2015	0.985%		400	(2)	3	1	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.502%		200	(1)	4	3	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.985%		500	(5)	5	0	0

							$(480)	$1,095	$784	$(169)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	CDX.EM-12 5-Year Index	5.000%	12/20/2014	$1,900	$190	$(146)	$44	$0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	8,900	1,032	(746)	286	0
GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015	400	50	(37)	13	0
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	193	0	3	3	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	6,100	678	(482)	196	0
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	500	56	(40)	16	0
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	386	0	7	7	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	8,300	966	(699)	267	0
UAG	CDX.EM-12 5-Year Index	5.000%	12/20/2014	1,000	100	(77)	23	0

					$3,072	$(2,217)	$855	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	3,000	$0	$(14)	$0	$(14)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	99,000	(29)	192	163	0
BPS	Pay	1-Year BRL-CDI	9.120%	01/02/2017	BRL	9,100	23	(197)	0	(174)
BRC	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	2,500	(1)	2	1	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		54,000	(16)	105	89	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		3,200	(2)	2	0	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,500	(1)	3	2	0
DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	2,000	7	(45)	0	(38)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,000	0	(5)	0	(5)
GLM	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,100	1	(6)	0	(5)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	30,000	(6)	56	50	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		5,700	(3)	4	1	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		7,900	(2)	9	7	0
HUS	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		7,500	(5)	7	2	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		80,300	(7)	140	133	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,700	0	3	3	0
JPM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		2,500	(1)	1	0	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		1,300	0	1	1	0
MYC	Pay	1-Year BRL-CDI	9.140%	01/02/2017	BRL	4,500	12	(97)	0	(85)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		100	0	(1)	0	(1)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	30,000	2	48	50	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		3,900	(2)	3	1	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		7,100	(1)	8	7	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	3,800	2	(82)	0	(80)

							$(29)	$137	$510	$(402)

Total Swap Agreements							$2,563	$(985)	$2,149	$(571)

(j)	Securities with an aggregate market value of $5,905 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$27,398	$0	$27,398
Corporate Bonds & Notes
Banking & Finance	0	355,892	3,455	359,347
Industrials	0	86,479	0	86,479
Utilities	0	53,451	0	53,451
Municipal Bonds & Notes
Texas	0	463	0	463
U.S. Government Agencies	0	491,376	2	491,378
U.S. Treasury Obligations	0	195,894	0	195,894
Mortgage-Backed Securities	0	145,713	0	145,713
Asset-Backed Securities	0	152,012	3,184	155,196
Sovereign Issues	0	78,463	0	78,463
Convertible Preferred Securities
Banking & Finance	6,214	0	0	6,214
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	0	2,284	2,973	5,257
Short-Term Instruments
Certificates of Deposit	0	24,170	0	24,170
Commercial Paper	0	47,642	0	47,642
Repurchase Agreements	0	2,304	0	2,304
Short-Term Notes	0	4,300	0	4,300
Italy Treasury Bills	0	44,200	0	44,200
Mexico Treasury Bills	0	15,395	0	15,395
Spain Treasury Bills	0	50,320	0	50,320
U.S. Treasury Bills	0	4,443	0	4,443
	$6,214	$1,782,199	$9,614	$1,798,027
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	545,823	0	0	545,823
Total Investments	$552,037	$1,782,199	$9,614	$2,343,850
Short Sales, at Value
U.S. Government Agencies	$0	$(52,386)	$0	$(52,386)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	364	91	0	455
Over the counter	0	2,909	0	2,909
	$364	$3,000	$0	$3,364
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	0	0	(3)
Over the counter	0	(7,881)	0	(7,881)
	$(3)	$(7,881)	$0	$(7,884)

Totals	$552,398	$1,724,932	$9,614	$2,286,944

Assets and liabilities valued at $6,214 transferred from Level 2 to Level 1 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Corporate Bonds & Notes Banking & Finance	$2,021	$3,462	$(1,981)	$2	$(19)	$(30)	$0	$0	$3,455	$(9)
U.S. Government Agencies	2	0	0	0	0	0	0	0	2	0
Asset-Backed Securities	3,732	0	(534)	0	0	(14)	0	0	3,184	(4)
Convertible Preferred Securities Industrials	0	0	0	0	0	0	0	0	0	0
Preferred Securities Banking & Finance	3,084	0	0	0	0	(111)	0	0	2,973	(111)

Totals	$8,839	$3,462	$(2,515)	$2	$(19)	$(155)	$0	$0	$9,614	$(124)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$3,455	Third Party Vendor	Broker Quote	98.72
U.S. Government Agencies	2	Benchmark Pricing	Base Price	97.88
Asset-Backed Securities	3,184	Third Party Vendor	Broker Quote	101.88
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (2)	—	—
Preferred Securities
Banking & Finance	2,973	Benchmark Pricing	Base Price	$7,066.86

Total	$9,614

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Money Market Portfolio

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5%
SHORT-TERM INSTRUMENTS 99.5%
GOVERNMENT AGENCY DEBT 1.3%
Federal Farm Credit Bank
2.625% due 04/17/2014	$275	$278
Freddie Mac
0.135% due 02/04/2014	298	298

		576

GOVERNMENT AGENCY REPURCHASE AGREEMENTS (b) 34.5%		15,774

TREASURY DEBT 27.4%
U.S. Treasury Notes
0.125% due 07/31/2014	600	600
0.250% due 01/31/2014	650	650
0.250% due 02/28/2014	500	500
0.250% due 03/31/2014	500	500
0.250% due 04/30/2014	350	350
0.250% due 05/31/2014	375	375
0.250% due 06/30/2014	550	551
0.250% due 08/31/2014	1,000	1,001
0.750% due 12/15/2013	4,200	4,205
1.000% due 01/15/2014	2,145	2,150
1.250% due 02/15/2014	700	703

		11,585

U.S. Treasury Bills
0.147% due 05/29/2014 - 06/26/2014 (a)	900	899

TREASURY REPURCHASE AGREEMENTS (b) 36.3%		16,600

Total Short-Term Instruments (Cost $45,434)		45,434

Total Investments in Securities (Cost $45,434)		45,434

Total Investments 99.5% (Cost $45,434)		$45,434
Other Assets and Liabilities, net 0.5%		248

Net Assets 100.0%		$45,682

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
Government Agency Repurchase Agreements
BPG	0.110%	09/30/2013	10/01/2013	$4,500	Fannie Mae 3.000% due 07/01/2043	$(4,666)	$4,500	$4,500
GRE	0.090%	09/30/2013	10/01/2013	2,200	Fannie Mae 4.125% due 04/15/2014	(2,248)	2,200	2,200
GSC	0.090%	09/30/2013	10/01/2013	2,200	Fannie Mae 2.500% due 12/01/2027	(2,271)	2,200	2,200
JPS	0.100%	09/30/2013	10/01/2013	4,500	Freddie Mac 2.205% due 12/05/2022	(4,672)	4,500	4,500
SAL	0.130%	09/30/2013	10/01/2013	2,200	Freddie Mac 1.620% due 11/21/2019	(2,257)	2,200	2,200
SSB	0.000%	09/30/2013	10/01/2013	174	Fannie Mae 2.200% due 10/17/2022	(178)	174	174
Treasury Repurchase Agreements
BCY	0.080%	09/30/2013	10/01/2013	4,500	U.S. Treasury Notes 2.000% due 09/30/2020	(4,593)	4,500	4,500
FOB	0.100%	09/30/2013	10/01/2013	4,500	U.S. Treasury Notes 0.875% due 02/28/2017	(4,603)	4,500	4,500
MBC	0.090%	09/30/2013	10/01/2013	2,700	U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014	(2,755)	2,700	2,700
MSC	0.090%	09/30/2013	10/01/2013	400	U.S. Treasury Notes 1.000% due 05/31/2018	(409)	400	400
TDM	0.080%	09/30/2013	10/01/2013	4,500	U.S. Treasury Notes 1.375% due 11/30/2015	(4,618)	4,500	4,500

Total Repurchase Agreements						$(33,270)	$32,374	$32,374

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Short-Term Instruments
Government Agency Debt	$0	$576	$0	$576
Government Agency Repurchase Agreements	0	15,774	0	15,774
Treasury Debt	0	11,585	0	11,585
U.S. Treasury Bills	0	899	0	899
Treasury Repurchase Agreements	0	16,600	0	16,600

Total Investments	$0	$45,434	$0	$45,434

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 123.6%
CORPORATE BONDS & NOTES 4.4%
BANKING & FINANCE 3.7%
Ally Financial, Inc.
3.465% due 02/11/2014		$15,400	$15,535
3.652% due 06/20/2014		1,400	1,421
6.750% due 12/01/2014		1,600	1,682
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		5,100	5,317
Banco Santander Brasil S.A.
2.352% due 03/18/2014		7,100	7,093
Banco Santander Chile
1.866% due 01/19/2016		8,200	8,261
BBVA Bancomer S.A.
6.500% due 03/10/2021		600	627
BPCE S.A.
2.375% due 10/04/2013		7,900	7,902
Citigroup, Inc.
6.000% due 12/13/2013		6,599	6,671
Commonwealth Bank of Australia
0.534% due 09/17/2014		4,900	4,913
0.751% due 06/25/2014		7,100	7,128
Danske Bank A/S
1.318% due 04/14/2014		13,700	13,751
Duesseldorfer Hypothekenbank AG
1.875% due 12/13/2013	EUR	14,300	19,409
Eksportfinans ASA
2.375% due 05/25/2016		$4,700	4,571
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		6,100	6,100
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		2,800	2,992
ICICI Bank Ltd.
2.012% due 02/24/2014		3,700	3,705
ING Bank Australia Ltd.
3.226% due 06/24/2014	AUD	800	748
International Lease Finance Corp.
6.500% due 09/01/2014		$1,400	1,460
Intesa Sanpaolo SpA
3.125% due 01/15/2016		3,600	3,597
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		100	26
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		728	793
SLM Corp. CPI Linked Bond
3.068% due 04/01/2014		480	478
Turkiye Garanti Bankasi A/S
2.766% due 04/20/2016		1,500	1,451
Westpac Banking Corp.
3.585% due 08/14/2014		4,300	4,417

			130,048

INDUSTRIALS 0.5%
Cardinal Health, Inc.
6.000% due 06/15/2017		300	340
DISH DBS Corp.
7.000% due 10/01/2013		5,000	5,000
Petrobras International Finance Co.
3.875% due 01/27/2016		10,100	10,473

			15,813

UTILITIES 0.2%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	6,100	8,289

Total Corporate Bonds & Notes (Cost $150,386)			154,150

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		$700	553

Total Municipal Bonds & Notes (Cost $668)			553

U.S. GOVERNMENT AGENCIES 1.9%
Fannie Mae
0.252% due 12/25/2036		98	96
0.329% due 08/25/2034		141	138
0.529% due 07/25/2037 - 05/25/2042		178	178
0.619% due 05/25/2036		153	153
0.859% due 02/25/2041		4,883	4,923
1.359% due 07/01/2044 - 09/01/2044		74	75
2.320% due 11/01/2024		11	12
2.442% due 05/25/2035		793	830
5.279% due 10/01/2035		475	512
Freddie Mac
0.332% due 10/15/2020		1,048	1,047
0.412% due 02/15/2019		126	126
0.439% due 08/25/2031		73	72
0.632% due 08/15/2033 - 09/15/2042		16,599	16,534
1.359% due 10/25/2044 - 02/25/2045		5,894	6,070
2.368% due 01/01/2034		149	158
2.500% due 10/02/2019		19,600	19,831
5.305% due 12/01/2035		326	351
Ginnie Mae
0.480% due 03/20/2037		5,460	5,480
NCUA Guaranteed Notes
0.632% due 10/07/2020		3,690	3,711
0.742% due 12/08/2020		5,353	5,403
Small Business Administration
5.902% due 02/10/2018		360	398
6.020% due 08/01/2028		1,580	1,795

Total U.S. Government Agencies (Cost $67,405)			67,893

U.S. TREASURY OBLIGATIONS 92.3%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (d)		181,553	186,446
0.125% due 04/15/2018 (d)		87,309	90,017
0.125% due 01/15/2022 (d)		239,389	236,630
0.125% due 07/15/2022 (d)(f)(h)		367,948	362,803
0.125% due 01/15/2023 (d)(f)(h)		87,669	85,354
0.375% due 07/15/2023 (d)		84,829	84,451
0.500% due 04/15/2015		38,912	39,784
0.625% due 07/15/2021		200,962	209,385
0.625% due 02/15/2043 (d)(f)(h)		49,790	40,898
0.750% due 02/15/2042		2,171	1,862
1.125% due 01/15/2021		79,447	85,601
1.250% due 04/15/2014 (f)(h)		21,303	21,491
1.250% due 07/15/2020 (d)		185,204	202,820
1.375% due 01/15/2020 (d)		130,732	143,514
1.625% due 01/15/2015 (d)		109,626	113,378
1.625% due 01/15/2018 (d)		18,962	20,859
1.750% due 01/15/2028 (d)		97,249	109,071
1.875% due 07/15/2015 (d)		42,042	44,415
1.875% due 07/15/2019 (d)		65,648	74,437
2.000% due 07/15/2014 (h)		5,329	5,466
2.000% due 01/15/2016 (d)(h)		114,117	122,114
2.000% due 01/15/2026 (d)		143,618	165,935
2.125% due 01/15/2019 (d)		16,975	19,284
2.125% due 02/15/2040 (d)		31,670	37,517
2.375% due 01/15/2025 (d)(f)		193,780	231,582
2.375% due 01/15/2027 (d)		133,412	160,751
2.500% due 01/15/2029 (d)		58,984	72,608
2.625% due 07/15/2017 (d)		5,411	6,145
3.625% due 04/15/2028 (d)(f)		64,852	89,790
3.875% due 04/15/2029 (d)(f)		123,943	177,979

Total U.S. Treasury Obligations (Cost $3,325,719)			3,242,387

MORTGAGE-BACKED SECURITIES 4.4%
American General Mortgage Loan Trust
5.150% due 03/25/2058		1,502	1,526
American Home Mortgage Investment Trust
1.873% due 09/25/2045		536	500
Arran Residential Mortgages Funding PLC
1.676% due 11/19/2047	EUR	24,922	34,185
Banc of America Commercial Mortgage Trust
0.352% due 06/10/2049		$47	47
5.492% due 02/10/2051		420	461
5.857% due 06/10/2049		47	47
Banc of America Funding Corp.
2.685% due 02/20/2036		1,241	1,238
5.568% due 01/20/2047 ^		552	443
Banc of America Large Loan Trust
2.482% due 11/15/2015		8,570	8,587

Banc of America Mortgage Trust
2.799% due 06/25/2035		242	226
2.928% due 02/25/2036 ^		858	731
4.869% due 11/25/2034		112	110
6.500% due 09/25/2033		31	32
Banc of America Re-REMIC Trust
5.665% due 02/17/2051		1,000	1,092
5.694% due 06/24/2050		1,600	1,755
BCAP LLC Trust
5.238% due 03/26/2037		2,264	2,089
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/2035		437	438
2.320% due 08/25/2035		364	366
2.430% due 10/25/2035		1,721	1,666
2.575% due 01/25/2035		708	665
2.600% due 03/25/2035		639	647
2.793% due 03/25/2035		169	170
2.797% due 03/25/2035		718	682
Bear Stearns Alt-A Trust
2.735% due 09/25/2035		2,888	2,395
2.750% due 03/25/2036 ^		823	554
Chase Mortgage Finance Trust
2.721% due 02/25/2037		114	112
Chaseflex Trust
6.000% due 02/25/2037 ^		756	636
Chevy Chase Funding LLC
0.459% due 01/25/2035		23	21
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035		51	50
2.270% due 09/25/2035		272	269
2.290% due 09/25/2035		281	277
2.510% due 10/25/2035		1,531	1,489
2.540% due 05/25/2035		68	66
2.890% due 09/25/2037 ^		1,500	1,220
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		196	221
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		2,158	2,231
Countrywide Alternative Loan Trust
0.349% due 05/25/2047		9,783	7,963
0.359% due 05/25/2047		266	205
0.360% due 02/20/2047		837	557
0.369% due 09/25/2046 ^		8,424	5,482
0.459% due 12/25/2035		44	35
1.099% due 12/25/2035		212	151
6.000% due 01/25/2037 ^		395	323
Countrywide Home Loan Mortgage Pass-Through Trust
0.519% due 06/25/2035		228	199
2.644% due 11/19/2033		44	43
2.673% due 05/20/2036		218	162
5.500% due 08/25/2035		439	439
Credit Suisse Mortgage Capital Certificates
5.467% due 09/18/2039		2,900	3,185
Deutsche ALT-B Securities, Inc.
0.279% due 10/25/2036 ^		29	16
First Horizon Alternative Mortgage Securities
2.316% due 06/25/2034		451	434
First Horizon Mortgage Pass-Through Trust
2.565% due 02/25/2035		1,892	1,905
2.614% due 08/25/2035		1,053	990
Granite Mortgages PLC
0.898% due 09/20/2044	GBP	330	528
Greenpoint Mortgage Funding Trust
0.399% due 06/25/2045		$424	370
0.449% due 11/25/2045		232	183
GS Mortgage Securities Trust
4.592% due 08/10/2043		6,000	6,559
GSR Mortgage Loan Trust
2.661% due 09/25/2035		881	878
3.014% due 01/25/2035		552	544
Harborview Mortgage Loan Trust
0.401% due 05/19/2035		126	103
0.461% due 02/19/2036		260	185
0.520% due 06/20/2035		146	134
Holmes Master Issuer PLC
1.568% due 10/15/2054	EUR	10,003	13,609
IndyMac Mortgage Loan Trust
2.541% due 12/25/2034		$283	259
2.785% due 11/25/2035 ^		1,339	1,167
JPMorgan Chase Commercial Mortgage Securities Trust
4.654% due 01/12/2037		412	414
5.794% due 02/12/2051		1,300	1,471
JPMorgan Mortgage Trust
2.347% due 07/27/2037		1,289	1,096
2.695% due 08/25/2035 ^		579	542
2.758% due 08/25/2035		598	590

2.812% due 07/25/2035		1,069	1,078
2.818% due 07/25/2035		439	436
4.058% due 02/25/2035		605	611
5.147% due 09/25/2035		244	240
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		225	250
MASTR Adjustable Rate Mortgages Trust
2.623% due 11/21/2034		606	628
Mellon Residential Funding Corp.
0.622% due 12/15/2030		263	256
0.882% due 11/15/2031		269	266
Merrill Lynch Mortgage Investors Trust
0.389% due 02/25/2036		652	598
0.429% due 11/25/2035		570	532
1.179% due 10/25/2035		379	369
1.666% due 10/25/2035		1,458	1,415
4.989% due 12/25/2035		449	427
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		200	224
Morgan Stanley Capital Trust
6.107% due 06/11/2049		600	674
Morgan Stanley Mortgage Loan Trust
2.262% due 06/25/2036		873	800
Permanent Master Issuer PLC
1.518% due 07/15/2042	EUR	1,400	1,907
Residential Accredit Loans, Inc. Trust
0.479% due 08/25/2035		$190	148
Royal Bank of Scotland Capital Funding Trust
6.209% due 12/16/2049		2,500	2,790
Sequoia Mortgage Trust
0.380% due 07/20/2036		2,003	1,808
0.881% due 10/19/2026		94	94
Structured Adjustable Rate Mortgage Loan Trust
0.659% due 06/25/2035		79	78
1.559% due 01/25/2035		185	138
2.485% due 02/25/2034		324	325
2.520% due 08/25/2035		262	240
5.500% due 12/25/2034		531	515
Structured Asset Mortgage Investments Trust
0.369% due 06/25/2036		131	101
0.389% due 04/25/2036		532	372
0.431% due 07/19/2035		1,866	1,730
0.841% due 10/19/2034		135	133
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.653% due 10/28/2035		98	93
Swan Trust
3.870% due 04/25/2041	AUD	361	340
Vornado DP LLC Trust
4.004% due 09/13/2028		$6,500	6,891
Wachovia Bank Commercial Mortgage Trust
0.262% due 06/15/2020		1,369	1,352
5.088% due 08/15/2041		1,375	1,401
WaMu Mortgage Pass-Through Certificates
0.439% due 11/25/2045		263	237
0.469% due 10/25/2045		1,583	1,458
0.883% due 01/25/2047		1,037	982
0.923% due 05/25/2047		602	510
0.963% due 12/25/2046		139	129
1.159% due 02/25/2046		213	196
1.353% due 11/25/2042		33	29
2.454% due 07/25/2046		935	853
2.454% due 11/25/2046		140	126
2.744% due 12/25/2035		328	301
5.256% due 08/25/2035		278	269
Wells Fargo Mortgage-Backed Securities Trust
2.626% due 09/25/2034		140	142

Total Mortgage-Backed Securities (Cost $150,339)			152,457

ASSET-BACKED SECURITIES 2.2%
Access Group, Inc.
1.566% due 10/27/2025		8,330	8,391
AMMC CLO Ltd.
0.487% due 05/03/2018		10	10
Aquilae CLO PLC
0.572% due 01/17/2023	EUR	2,534	3,377
Ares CLO Ltd.
0.483% due 03/12/2018		$1,022	1,014
Asset-Backed Funding Certificates Trust
0.879% due 06/25/2034		1,106	1,044
Bear Stearns Asset-Backed Securities Trust
0.839% due 10/25/2032		20	18
Citibank Omni Master Trust
2.932% due 08/15/2018		6,500	6,637

Citigroup Mortgage Loan Trust, Inc.
0.259% due 01/25/2037		226	112
College Loan Corp. Trust
0.516% due 01/25/2024		800	731
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		37	38
Countrywide Asset-Backed Certificates
0.359% due 07/25/2036		3,228	3,149
0.429% due 04/25/2036		204	200
Credit-Based Asset Servicing and Securitization LLC
0.239% due 11/25/2036		102	53
Equity One ABS, Inc.
0.479% due 04/25/2034		91	76
First Franklin Mortgage Loan Trust
0.519% due 11/25/2035		11,991	11,607
GSAMP Trust
0.249% due 12/25/2036		119	58
Harbourmaster CLO BV
0.484% due 06/15/2020	EUR	159	214
HSI Asset Securitization Corp. Trust
0.229% due 10/25/2036		$9	4
Magi Funding PLC
0.578% due 04/11/2021	EUR	1,653	2,212
Merrill Lynch Mortgage Investors Trust
0.259% due 09/25/2037		$27	7
0.299% due 02/25/2037		434	181
Morgan Stanley IXIS Real Estate Capital Trust
0.229% due 11/25/2036		14	6
Nautique Funding Ltd.
0.518% due 04/15/2020		859	841
Navigare Funding CLO Ltd.
0.524% due 05/20/2019		89	89
Nelnet Student Loan Trust
0.966% due 07/25/2018		353	354
North Carolina State Education Assistance Authority
0.716% due 10/26/2020		2,893	2,892
NYLIM Flatiron CLO Ltd.
0.486% due 08/08/2020		600	592
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.439% due 07/25/2035		28	28
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.439% due 09/25/2035		31	30
Penta CLO S.A.
0.518% due 06/04/2024	EUR	3,970	5,152
RAAC Series
0.349% due 11/25/2036		$84	83
Renaissance Home Equity Loan Trust
0.939% due 12/25/2032		65	49
Securitized Asset-Backed Receivables LLC Trust
0.239% due 12/25/2036 ^		390	127
SLM Student Loan Trust
0.306% due 04/25/2019		8,800	8,684
0.376% due 04/25/2017		4	4
0.716% due 01/25/2017		597	598
1.766% due 04/25/2023		11,492	11,824
1.832% due 12/15/2017		265	265
2.350% due 04/15/2039		1,152	1,154
Soundview Home Loan Trust
0.239% due 11/25/2036		62	22
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.683% due 04/25/2035		683	647
Symphony CLO Ltd.
0.504% due 05/15/2019		3,088	3,062
Wood Street CLO BV
0.587% due 03/29/2021	EUR	447	593

Total Asset-Backed Securities (Cost $73,973)			76,229

SOVEREIGN ISSUES 4.7%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	1,400	1,551
4.000% due 08/20/2020		2,000	3,428
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	225,400	71,413
Instituto de Credito Oficial
1.971% due 03/25/2014	EUR	16,900	23,028
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)		9,033	11,934
2.100% due 09/15/2017 (b)		2,308	3,151
2.100% due 09/15/2021 (b)		968	1,245
3.100% due 09/15/2026 (b)		632	845
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	3,700	3,865
2.750% due 11/20/2025		16,300	18,826

Republic of Germany
0.750% due 04/15/2018 (b)	EUR	18,149	25,988
Xunta de Galicia
6.131% due 04/03/2018		200	299

Total Sovereign Issues (Cost $165,548)			165,573

SHORT-TERM INSTRUMENTS 13.7%
COMMERCIAL PAPER 1.8%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		$700	699
Hewlett-Packard Co.
0.950% due 10/30/2013		27,600	27,579
Standard Chartered Bank
0.950% due 10/01/2013		33,300	33,300

			61,578

REPURCHASE AGREEMENTS (c) 11.9%			417,777

U.S. TREASURY BILLS 0.0%
0.045% due 02/06/2014 - 05/29/2014 (a)(d)(h)		1,365	1,365

Total Short-Term Instruments (Cost $480,720)			480,720

Total Investments in Securities (Cost $4,414,758)			4,339,962

	SHARES
INVESTMENTS IN AFFILIATES 44.0%
SHORT-TERM INSTRUMENTS 44.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 44.0%
PIMCO Short-Term Floating NAV Portfolio		22,649,129	226,650
PIMCO Short-Term Floating NAV Portfolio III		132,012,385	1,319,596

Total Short-Term Instruments (Cost $1,546,031)			1,546,246

Total Investments in Affiliates (Cost $1,546,031)			1,546,246

Total Investments 167.6% (Cost $5,960,789)			$5,886,208
Financial Derivative Instruments (e)(g) (0.3%) (Cost or Premiums, net $(510))			(9,035)
Other Assets and Liabilities, net (67.3%)			(2,364,574)

Net Assets 100.0%			$3,512,599

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.040%	09/27/2013	10/03/2013	$126,700	U.S. Treasury Inflation Protected Securities 0.125% - 2.375% due 04/15/2016 - 01/15/2027	$(120,662)	$126,700	$126,701
					U.S. Treasury Notes 0.375% due 07/15/2023	(8,576)
	0.040%	09/27/2013	10/04/2013	19,400	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2022	(19,794)	19,400	19,400
	0.080%	09/30/2013	10/01/2013	1,400	U.S. Treasury Notes 2.000% due 09/30/2020	(1,429)	1,400	1,400
BPG	0.110%	09/30/2013	10/01/2013	20,000	Fannie Mae 3.000% due 07/01/2043	(20,740)	20,000	20,000
FOB	0.100%	09/30/2013	10/01/2013	300	U.S. Treasury Notes 0.875% due 02/28/2017	(308)	300	300
GRE	0.080%	09/30/2013	10/01/2013	42,700	U.S. Treasury Notes 1.000% due 08/31/2016	(43,595)	42,700	42,700
	0.090%	09/30/2013	10/01/2013	49,500	Fannie Mae 4.125% due 04/15/2014	(50,491)	49,500	49,500
GSC	0.090%	09/30/2013	10/01/2013	8,600	Fannie Mae 2.500% due 12/01/2027	(8,876)	8,600	8,600
JPS	0.090%	09/30/2013	10/01/2013	800	U.S. Treasury Notes 1.875% due 04/30/2014	(819)	800	800
	0.100%	09/30/2013	10/01/2013	10,500	Freddie Mac 2.205% due 12/05/2022	(10,900)	10,500	10,500
MSC	0.090%	09/30/2013	10/01/2013	33,300	U.S. Treasury Notes 1.000% due 05/31/2018	(34,040)	33,300	33,300
RDR	0.090%	09/30/2013	10/01/2013	92,700	U.S. Treasury Notes 0.750% due 02/28/2018	(94,674)	92,700	92,700
SSB	0.000%	09/30/2013	10/01/2013	577	Freddie Mac 2.080% due 10/17/2022	(589)	577	577
TDM	0.080%	09/30/2013	10/01/2013	11,300	U.S. Treasury Notes 1.375% due 11/30/2015	(11,591)	11,300	11,300

Total Repurchase Agreements						$(427,084)	$417,777	$417,778

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.090%	09/27/2013	10/03/2013	$(126,840)	$(126,851)
	0.120%	09/12/2013	10/07/2013	(386,933)	(387,118)
	0.120%	09/16/2013	10/07/2013	(212,149)	(212,232)
	0.130%	09/20/2013	10/10/2013	(20,892)	(20,905)
	0.130%	09/23/2013	10/16/2013	(20,309)	(20,320)
BPG	0.110%	09/20/2013	10/17/2013	(23,310)	(23,322)
	0.130%	09/12/2013	10/04/2013	(349,741)	(349,829)
	0.180%	09/23/2013	10/04/2013	(355,025)	(355,082)
FOB	0.100%	09/27/2013	10/04/2013	(730)	(730)
GSC	0.150%	09/19/2013	10/04/2013	(99,330)	(99,359)
	0.190%	09/24/2013	10/04/2013	(159,841)	(159,860)
MSC	0.160%	09/12/2013	10/04/2013	(351,639)	(351,753)
	0.190%	09/24/2013	10/04/2013	(14,314)	(14,315)
TDM	0.100%	07/22/2013	10/11/2013	(70,209)	(70,258)
	0.180%	09/25/2013	10/04/2013	(97,735)	(97,746)

Total Sale-Buyback Transactions					$(2,289,680)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $1,144,673 at a weighted average interest rate of 0.178%.
(3)	Payable for sale-buyback transactions includes $511 of deferred price drop on sale-buyback transactions.

(d)	Securities with an aggregate market value of $2,324,108 have been pledged as collateral under the terms of master agreements as of September 30, 2013.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	Long	03/2016	1,336	$(1,153)	$67	$0
90-Day Eurodollar March Futures	Long	03/2017	171	203	2	0
90-Day Eurodollar September Futures	Long	09/2014	356	71	5	0
90-Day Eurodollar September Futures	Long	09/2015	551	(120)	34	0
U.S. Treasury 5-Year Note December Futures	Long	12/2013	1,694	3,179	119	0
U.S. Treasury Long Bond December Futures	Short	12/2013	14	(56)	1	0

Total Futures Contracts				$2,124	$228	$0

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		$59,100	$9,971	$6,004	$9	$0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		110,400	4,207	(1,123)	41	(1)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	7,070,000	(1,012)	(470)	0	(74)

Total Swap Agreements						$13,166	$4,411	$50	$(75)

(f)	Securities with an aggregate market value of $13,405 and cash of $1,355 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2013	AUD	65,645		$58,661	$0	$(2,580)
	10/2013	EUR	113,667		151,705	0	(2,069)
	10/2013		$10,898	JPY	1,077,500	65	0
BPS	10/2013	AUD	1,464		$1,373	7	0
BRC	10/2013	INR	754,202		12,417	430	0
	10/2013		$26,932	AUD	29,885	947	0
	11/2013	EUR	6,866		$9,285	6	(10)
CBK	10/2013		$654	AUD	700	0	(1)
	01/2014	BRL	10,488		$4,673	37	0
DUB	10/2013	EUR	297		392	0	(10)
	10/2013	GBP	342		529	0	(24)
	10/2013	INR	341,905		5,652	218	0
	10/2013		$1,347	ZAR	12,988	0	(54)
	10/2013	ZAR	12,988		$1,297	5	0
	01/2014		12,988		1,328	55	0
FBF	11/2013		$2,928	BRL	6,797	115	0
GLM	10/2013	JPY	1,122,500		$11,365	2	(57)
	10/2013		$151,350	EUR	111,846	0	(39)
	11/2013	EUR	111,846		$151,363	40	0
HUS	01/2014	BRL	35,279		15,325	0	(267)
JPM	10/2013	INR	114,724		1,894	71	0
	10/2013		$9,318	EUR	7,001	154	0
	12/2013		8,594	MXN	113,945	57	0
	01/2014	BRL	6,213		$2,720	0	(26)
MSC	10/2013		23,619		9,782	0	(875)
	10/2013	EUR	4,883		6,518	0	(88)
	10/2013		$41,224	BRL	92,869	679	0
	11/2013	BRL	23,619		$10,343	0	(231)
	01/2014		69,250		30,179	0	(427)
UAG	10/2013	INR	230,883		3,809	139	0
	10/2013		$24,456	INR	1,470,684	0	(1,082)
	11/2013	AUD	36,524		$33,986	0	(14)

Total Forward Foreign Currency Contracts						$3,027	$(7,854)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$20,500	$1,042	$743

Total Purchased Options							$1,042	$743

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013	EUR	62,400	$(62)	$(17)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		62,400	(117)	(9)
DUB	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013		9,000	(8)	(3)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		9,000	(14)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		$86,200	(1,035)	(245)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		66,300	(184)	(448)
RYL	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		125,300	(848)	(586)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		125,300	(1,254)	(590)

								$(3,522)	$(1,899)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	0.000	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$3,900	$(34)	$(20)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	33,400	(298)	(41)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	4,400	(57)	(5)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,400	(33)	(5)
	Floor - OTC YOY CPURNSA Index	0.000	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	5,100	(49)	(31)

						$(471)	$(102)

Total Written Options						$(3,993)	$(2,001)

(1)	YOY options may have a series of expirations.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	DISH DBS Corp.	(3.650%	)	12/20/2013	0.425%	$3,500	$0	$(29)	$0	$(29)
	Marsh & McLennan Cos., Inc.	(0.830%	)	09/20/2015	0.189%	2,000	0	(26)	0	(26)
CBK	DISH DBS Corp.	(3.650%	)	12/20/2013	0.425%	1,500	0	(13)	0	(13)
DUB	Cardinal Health, Inc.	(0.590%	)	06/20/2017	0.286%	300	0	(3)	0	(3)
	Marsh & McLennan Cos., Inc.	(0.600%	)	09/20/2015	0.189%	2,000	0	(17)	0	(17)

							$0	$(88)	$0	$(88)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	4,700	$123	$44	$167	$0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		38,600	(46)	227	181	0
BPS	Pay	1-Month EUR-FRCPXTOB Index	1.900%	09/01/2016		66,000	71	2,042	2,113	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	09/01/2017		38,800	0	1,411	1,411	0
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		$108,500	131	(2,359)	0	(2,228)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		38,700	646	(1,246)	0	(600)
BRC	Receive	3-Month USD-CPURNSA Index	2.018%	08/19/2017		17,900	0	6	6	0
CBK	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	3,000	47	60	107	0
DUB	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		28,600	761	255	1,016	0
	Pay	1-Year BRL-CDI	8.485%	01/02/2015	BRL	57,900	(13)	(363)	0	(376)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$13,200	251	(455)	0	(204)
	Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023		17,000	0	(186)	0	(186)
GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	8,800	140	173	313	0
	Pay	1-Year BRL-CDI	8.150%	01/02/2015	BRL	100	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	8.255%	01/02/2015		30,100	38	(206)	0	(168)
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		$43,800	24	(1,006)	0	(982)
	Receive	3-Month USD-CPURNSA Index	2.115%	08/16/2017		65,600	0	(240)	0	(240)
HUS	Pay	1-Year BRL-CDI	8.825%	01/02/2015	BRL	11,500	70	(72)	0	(2)
JPM	Pay	1-Year BRL-CDI	7.900%	01/02/2015		56,100	(200)	(330)	0	(530)
MYC	Pay	1-Year BRL-CDI	8.630%	01/02/2015		26,900	133	(187)	0	(54)
RYL	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		$85,700	78	(1,838)	0	(1,760)
UAG	Pay	1-Year BRL-CDI	8.260%	01/02/2015	BRL	116,300	137	(779)	0	(642)
	Pay	1-Year BRL-CDI	8.560%	01/02/2015		67,100	50	(456)	0	(406)

							$2,441	$(5,506)	$5,314	$(8,379)

Total Swap Agreements							$2,441	$(5,594)	$5,314	$(8,467)

(h)	Securities with an aggregate market value of $11,937 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$130,048	$0	$130,048
Industrials	0	15,813	0	15,813
Utilities	0	8,289	0	8,289
Municipal Bonds & Notes
West Virginia	0	553	0	553
U.S. Government Agencies	0	58,779	9,114	67,893
U.S. Treasury Obligations	0	3,242,387	0	3,242,387
Mortgage-Backed Securities	0	150,269	2,188	152,457
Asset-Backed Securities	0	76,229	0	76,229
Sovereign Issues	0	165,573	0	165,573
Short-Term Instruments
Commercial Paper	0	61,578	0	61,578
Repurchase Agreements	0	417,777	0	417,777
U.S. Treasury Bills	0	1,365	0	1,365
	$0	$4,328,660	$11,302	$4,339,962

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,546,246	$0	$0	$1,546,246
Total Investments	$1,546,246	$4,328,660	$11,302	$5,886,208

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	228	50	0	278
Over the counter	0	9,084	0	9,084
	$228	$9,134	$0	$9,362
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(75)	0	(75)
Over the counter	0	(18,220)	(102)	(18,322)

	$0	$(18,295)	$(102)	$(18,397)

Totals	$1,546,474	$4,319,499	$11,200	$5,877,173

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
U.S. Government Agencies	$10,018	$0	$(931)	$0	$0	$27	$0	$0	$9,114	$31
Mortgage-Backed Securities	3,147	0	(136)	5	29	136	1,096	(2,089)	2,188	(62)
Asset-Backed Securities	202	0	(204)	0	0	2	0	0	0	0

	$13,367	$0	$(1,271)	$5	$29	$165	$1,096	$(2,089)	$11,302	$(31)
Financial Derivative Instruments - Liabilities
Over the counter	(83)	0	(83)	0	0	64	0	0	(102)	64

Totals	$13,284	$0	$(1,354)	$5	$29	$229	$1,096	$(2,089)	$11,200	$33

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$9,114	Third Party Vendor	Broker Quote	100.57 - 100.94
Mortgage-Backed Securities	1,092	Benchmark Pricing	Base Price	109.13
	1,096	Third Party Vendor	Broker Quote	85.00
Financial Derivative Instruments - Liabilities
Over the counter	(102)	Indicative Market Quotation	Broker Quote	0.11 - 0.61

Total	$11,200

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.9%
BANK LOAN OBLIGATIONS 0.6%
Dell, Inc.
3.750% due 09/24/2018	$500	$498
Las Vegas Sands LLC
1.680% due 05/23/2014	442	442

Total Bank Loan Obligations (Cost $938)		940

CORPORATE BONDS & NOTES 55.7%
BANKING & FINANCE 34.8%
Ally Financial, Inc.
3.125% due 01/15/2016	200	201
4.500% due 02/11/2014	300	303
6.750% due 12/01/2014	300	316
7.500% due 12/31/2013	350	356
8.300% due 02/12/2015	100	108
American Express Co.
7.250% due 05/20/2014	143	149
American Express Credit Corp.
1.356% due 06/12/2015	300	304
American Honda Finance Corp.
0.637% due 05/26/2016	500	501
American International Group, Inc.
4.250% due 09/15/2014	2,250	2,325
Banco do Brasil S.A.
4.500% due 01/22/2015	200	208
Bank Nederlandse Gemeenten
3.125% due 01/12/2015	1,000	1,034
Bank of America Corp.
7.375% due 05/15/2014	2,600	2,707
Bank of Nova Scotia
1.250% due 11/07/2014	200	202
Banque PSA Finance S.A.
2.174% due 04/04/2014	350	349
Bear Stearns Cos. LLC
5.700% due 11/15/2014	700	739
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016	500	521
Canadian Imperial Bank of Commerce
0.900% due 09/19/2014	1,000	1,006
1.500% due 12/12/2014	1,000	1,014
2.600% due 07/02/2015	600	622
CDP Financial, Inc.
3.000% due 11/25/2014	1,200	1,234
CIT Group, Inc.
4.750% due 02/15/2015	100	104
5.250% due 04/01/2014	525	535
Citigroup, Inc.
5.000% due 09/15/2014	800	830
5.500% due 10/15/2014	89	93
6.000% due 12/13/2013	300	303
6.375% due 08/12/2014	661	693
Dexia Credit Local S.A.
0.744% due 04/29/2014	500	500
DNB Boligkreditt A/S
2.100% due 10/14/2016	500	514
Eksportfinans ASA
0.471% due 10/07/2013	500	500
EnCana Holdings Finance Corp.
5.800% due 05/01/2014	600	617
Erste Abwicklungsanstalt
0.564% due 01/29/2016	1,200	1,204
1.004% due 03/13/2015	400	404
Export-Import Bank of Korea
1.250% due 11/20/2015	500	502
Ford Motor Credit Co. LLC
1.362% due 08/28/2014	600	603
2.500% due 01/15/2016	200	204
8.000% due 06/01/2014	100	105
General Electric Capital Corp.
0.650% due 01/09/2015	500	501
1.015% due 08/11/2015	500	503
Goldman Sachs Group, Inc.
0.769% due 01/12/2015	150	150
0.848% due 09/29/2014	350	351

1.263% due 11/21/2014		450	453
5.000% due 10/01/2014		500	521
5.125% due 01/15/2015		500	526
6.000% due 05/01/2014		700	722
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015		450	451
Hospitality Properties Trust
7.875% due 08/15/2014		400	410
HSBC Bank USA N.A.
4.625% due 04/01/2014		1,000	1,020
HSBC Finance Corp.
0.518% due 01/15/2014		700	700
0.690% due 06/01/2016		400	399
HSH Nordbank AG
0.415% due 12/31/2015		200	197
ING Bank NV
1.658% due 06/09/2014		200	202
2.000% due 10/18/2013		250	250
International Lease Finance Corp.
4.875% due 04/01/2015		50	52
8.625% due 09/15/2015		100	111
Intesa Sanpaolo SpA
2.662% due 02/24/2014		350	352
JPMorgan Chase & Co.
0.617% due 10/12/2015	EUR	400	535
0.715% due 04/23/2015		$200	200
0.928% due 10/15/2015		200	201
2.600% due 01/15/2016		700	724
JPMorgan Chase Bank N.A.
0.584% due 06/13/2016		400	396
Korea Development Bank
8.000% due 01/23/2014		1,500	1,534
LeasePlan Corp. NV
3.000% due 10/23/2017		200	201
Morgan Stanley
1.865% due 01/24/2014		200	201
2.875% due 07/28/2014		1,050	1,068
4.100% due 01/26/2015		250	259
4.200% due 11/20/2014		800	828
6.000% due 05/13/2014		340	350
Nederlandse Waterschapsbank NV
0.542% due 05/23/2015		400	400
1.375% due 05/16/2014		700	705
Nordea Bank AB
3.700% due 11/13/2014		300	310
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		200	206
NRW Bank
0.516% due 01/31/2017		700	701
Nykredit Realkredit A/S
2.000% due 10/01/2013	DKK	5,200	943
Piper Jaffray Cos.
4.248% due 05/31/2014		$200	201
Prudential Covered Trust
2.997% due 09/30/2015		255	263
Rabobank Group
4.200% due 05/13/2014		850	869
RCI Banque S.A.
2.139% due 04/11/2014		300	301
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		500	511
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		100	102
Santander U.S. Debt S.A.U.
2.991% due 10/07/2013		500	500
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		100	106
SLM Corp.
0.566% due 01/27/2014		200	199
3.875% due 09/10/2015		100	103
5.000% due 10/01/2013		300	300
5.375% due 05/15/2014		100	102
6.250% due 01/25/2016		450	481
Standard Chartered PLC
1.215% due 05/12/2014		250	251
3.200% due 05/12/2016		250	262
3.850% due 04/27/2015		100	104
5.500% due 11/18/2014		650	685
Sun Life Financial Global Funding LP
0.521% due 10/06/2013		1,200	1,200
Svensk Exportkredit AB
0.414% due 04/29/2016		500	500
0.641% due 11/09/2017		1,250	1,260
1.125% due 04/05/2018		1,200	1,177
Svenska Handelsbanken AB
4.875% due 06/10/2014		250	258

Swedbank Hypotek AB
2.950% due 03/28/2016		700	735
Toronto-Dominion Bank
1.500% due 03/13/2017		300	303
Toyota Motor Credit Corp.
0.553% due 05/17/2016		1,100	1,104
Weyerhaeuser Co.
6.950% due 08/01/2017		93	108

			51,528

INDUSTRIALS 18.2%
AbbVie, Inc.
1.200% due 11/06/2015		700	703
1.750% due 11/06/2017		100	99
Altria Group, Inc.
4.125% due 09/11/2015		250	265
7.750% due 02/06/2014		600	615
America Movil S.A.B. de C.V.
5.500% due 03/01/2014		200	204
Amgen, Inc.
1.875% due 11/15/2014		250	254
2.125% due 05/15/2017		250	254
2.300% due 06/15/2016		250	258
Anadarko Petroleum Corp.
5.750% due 06/15/2014		250	258
7.625% due 03/15/2014		400	412
Anglo American Capital PLC
9.375% due 04/08/2014		1,120	1,167
AP Moeller - Maersk A/S
4.875% due 10/30/2014	EUR	100	141
Barrick Gold Corp.
1.750% due 05/30/2014		$300	301
BAT International Finance PLC
2.125% due 06/07/2017		450	458
Comcast Corp.
5.300% due 01/15/2014		150	152
Corp. Nacional del Cobre de Chile
5.500% due 10/15/2013		125	125
Covidien International Finance S.A.
1.350% due 05/29/2015		250	253
CRH America, Inc.
5.300% due 10/15/2013		358	359
Crown Castle Towers LLC
3.214% due 08/15/2035		200	204
CSN Islands Corp.
9.750% due 12/16/2013		100	102
Daimler Finance North America LLC
0.870% due 01/09/2015		200	201
1.875% due 09/15/2014		200	202
DISH DBS Corp.
6.625% due 10/01/2014		500	526
7.125% due 02/01/2016		200	220
7.750% due 05/31/2015		100	110
Encana Corp.
4.750% due 10/15/2013		300	300
Enterprise Products Operating LLC
5.600% due 10/15/2014		200	210
EOG Resources Canada, Inc.
4.750% due 03/15/2014		180	183
ERAC USA Finance LLC
2.250% due 01/10/2014		1,012	1,016
General Mills, Inc.
0.564% due 01/29/2016		100	100
Georgia-Pacific LLC
7.700% due 06/15/2015		630	699
Glencore Funding LLC
6.000% due 04/15/2014		250	256
HCA, Inc.
5.750% due 03/15/2014		200	204
7.875% due 02/15/2020		700	756
8.500% due 04/15/2019		100	108
Hewlett-Packard Co.
6.125% due 03/01/2014		700	715
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		200	213
ICI Wilmington, Inc.
5.625% due 12/01/2013		250	252
Linde Finance BV
3.625% due 11/13/2014		900	931
MGM Resorts International
6.625% due 07/15/2015		1,000	1,082
Mondelez International, Inc.
6.750% due 02/19/2014		200	205

Mylan, Inc.
6.000% due 11/15/2018		200	216
Nissan Motor Acceptance Corp.
0.950% due 09/26/2016		1,200	1,203
1.000% due 03/15/2016		100	99
1.950% due 09/12/2017		100	100
Penske Truck Leasing Co. LP
2.500% due 07/11/2014		200	202
PepsiCo, Inc.
0.472% due 02/26/2016		500	501
Petrobras International Finance Co.
2.875% due 02/06/2015		600	610
Phillips 66
1.950% due 03/05/2015		300	305
Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014		100	103
Reed Elsevier Capital, Inc.
7.750% due 01/15/2014		350	357
Reynolds American, Inc.
7.625% due 06/01/2016		600	704
Rockies Express Pipeline LLC
3.900% due 04/15/2015		250	250
Rogers Communications, Inc.
5.500% due 03/15/2014		458	468
SABMiller Holdings, Inc.
1.850% due 01/15/2015		300	304
Sanofi
2.625% due 03/29/2016		400	418
Sutter Health
1.090% due 08/15/2053		1,000	995
Takeda Pharmaceutical Co. Ltd.
1.625% due 03/17/2017		250	251
TCI Communications, Inc.
8.750% due 08/01/2015		800	913
Tesco PLC
5.500% due 11/15/2017		100	112
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016		500	516
Thermo Fisher Scientific, Inc.
2.050% due 02/21/2014		600	603
2.250% due 08/15/2016		100	102
3.250% due 11/20/2014		300	308
USG Corp.
6.300% due 11/15/2016		100	106
Volkswagen International Finance NV
0.864% due 11/20/2014		850	854
Walgreen Co.
0.754% due 03/13/2014		650	651
Wesfarmers Ltd.
2.983% due 05/18/2016		250	261
Xstrata Finance Canada Ltd.
2.850% due 11/10/2014		450	457

			27,042

UTILITIES 2.7%
Duke Energy Corp.
3.950% due 09/15/2014		300	310
Gazprom OAO Via Gaz Capital S.A.
8.125% due 07/31/2014		1,000	1,060
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		200	208
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015		300	301
Pennsylvania Electric Co.
5.125% due 04/01/2014		500	510
Plains All American Pipeline LP
3.950% due 09/15/2015		440	466
Telecom Italia Capital S.A.
5.250% due 11/15/2013		200	201
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	200	272
Verizon Communications, Inc.
1.782% due 09/15/2016		$400	412

Vodafone Group PLC
5.375% due 01/30/2015	300	318

		4,058

Total Corporate Bonds & Notes (Cost $82,308)		82,628

MUNICIPAL BONDS & NOTES 1.6%
ARKANSAS 0.1%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.162% due 11/25/2043	164	164

CALIFORNIA 0.4%
California State General Obligation Bonds, Series 2005
5.000% due 05/01/2016	300	321
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014	100	100
University of California Revenue Bonds, Series 2011
0.763% due 07/01/2041	250	251

		672

FLORIDA 0.3%
Orlando-Orange County, Florida Expressway Authority Revenue Notes, Series 2013
3.000% due 07/01/2015	200	209
4.000% due 07/01/2016	165	178

		387

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, Series 2012
0.650% due 02/01/2015	100	100

NEW YORK 0.2%
New York City, New York General Obligation Notes, Series 2007
5.125% due 10/01/2015	300	327

NORTH CAROLINA 0.2%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
0.810% due 12/01/2033	250	247

TEXAS 0.3%
Permanent University Fund, Texas Revenue Notes, Series 2012
0.579% due 07/01/2014	500	500

Total Municipal Bonds & Notes (Cost $2,394)		2,397

U.S. GOVERNMENT AGENCIES 5.6%
Fannie Mae
0.252% due 12/25/2036	16	16
0.299% due 03/25/2034	15	15
0.329% due 08/25/2034	4	4
0.379% due 02/25/2037 - 10/27/2037	270	269
0.529% due 05/25/2042	8	9
0.729% due 09/25/2041	340	340
0.750% due 01/30/2015	3,000	3,005
0.759% due 06/25/2041	213	214
0.859% due 12/25/2037	104	104
0.887% due 01/01/2021	191	192
1.359% due 03/01/2044 - 07/01/2044	38	39
2.755% due 10/01/2031	2	2
3.000% due 11/14/2018	500	502
4.340% due 02/01/2017	957	999
Freddie Mac
0.219% due 12/25/2036	41	41
0.632% due 09/15/2041	186	187
0.850% due 02/24/2016	250	251
0.882% due 02/15/2038	170	171
1.359% due 10/25/2044 - 02/25/2045	257	264
1.554% due 07/25/2044	48	49
Ginnie Mae
0.736% due 04/20/2062	375	373
0.886% due 02/20/2062	290	297
1.236% due 02/20/2062	186	190
1.625% due 02/20/2032	9	10
NCUA Guaranteed Notes
0.532% due 12/07/2020	162	162
0.552% due 11/06/2017	199	200
0.742% due 12/08/2020	194	196
1.600% due 10/29/2020	129	130

Total U.S. Government Agencies (Cost $8,217)		8,231

U.S. TREASURY OBLIGATIONS 16.1%
U.S. Treasury Notes
0.375% due 06/30/2015 (e)		4,500	4,508
0.500% due 06/15/2016 (c)		7,850	7,844
0.625% due 07/15/2016 (c)(e)		10,250	10,267
1.000% due 05/31/2018 (e)		1,200	1,185

Total U.S. Treasury Obligations (Cost $23,791)			23,804

MORTGAGE-BACKED SECURITIES 6.1%
Banc of America Commercial Mortgage Trust
5.924% due 05/10/2045		100	110
Banc of America Large Loan Trust
2.482% due 11/15/2015		1,060	1,062
Banc of America Mortgage Trust
3.438% due 07/20/2032		1	1
BCAP LLC Trust
2.819% due 11/26/2035		75	74
Bear Stearns Adjustable Rate Mortgage Trust
2.960% due 01/25/2034		6	6
Bear Stearns Alt-A Trust
2.735% due 09/25/2035		32	27
Bear Stearns Commercial Mortgage Securities Trust
5.468% due 06/11/2041		575	587
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035		15	15
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		4	4
5.393% due 07/15/2044		221	223
Commercial Mortgage Pass-Through Certificates
0.312% due 12/15/2020		60	59
0.362% due 06/15/2022		206	203
2.365% due 02/10/2029		700	716
Countrywide Home Loan Mortgage Pass-Through Trust
0.519% due 06/25/2035		21	18
Credit Suisse First Boston Mortgage Securities Corp.
0.822% due 03/25/2032		4	4
2.334% due 06/25/2033		24	24
Credit Suisse Mortgage Capital Certificates
0.362% due 04/15/2022		268	264
DBRR Trust
0.853% due 02/25/2045		84	84
0.946% due 09/25/2045		364	364
First Republic Mortgage Loan Trust
0.482% due 08/15/2032		18	17
Fosse Master Issuer PLC
1.666% due 10/18/2054		152	153
Greenpoint Mortgage Funding Trust
0.399% due 06/25/2045		36	32
GS Mortgage Securities Trust
4.761% due 07/10/2039		800	837
GSR Mortgage Loan Trust
2.661% due 09/25/2035		28	27
Harborview Mortgage Loan Trust
0.401% due 05/19/2035		47	39
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		500	553
Mellon Residential Funding Corp.
0.622% due 12/15/2030		6	6
Merrill Lynch Floating Trust
0.720% due 07/09/2021		543	539
Merrill Lynch Mortgage Investors Trust
1.179% due 10/25/2035		18	18
Morgan Stanley Capital Trust
1.085% due 03/15/2045		72	72
RBSSP Resecuritization Trust
0.679% due 10/26/2036		197	185
2.397% due 12/26/2036		297	301
Silenus European Loan Conduit Ltd.
0.376% due 05/15/2019	EUR	17	21
Structured Asset Mortgage Investments Trust
0.409% due 05/25/2045		$56	45
0.431% due 07/19/2035		9	8
0.841% due 09/19/2032		5	4
VFC LLC
3.130% due 03/20/2026		250	250
Wachovia Bank Commercial Mortgage Trust
0.262% due 06/15/2020		74	73
5.439% due 07/15/2041		466	471
5.760% due 02/15/2041		847	859

WaMu Commercial Mortgage Securities Trust
5.976% due 03/23/2045		525	544
WaMu Mortgage Pass-Through Certificates
1.153% due 08/25/2046		38	32
1.159% due 02/25/2046		27	25
1.353% due 11/25/2042		15	14
1.553% due 06/25/2042		3	3

Total Mortgage-Backed Securities (Cost $9,085)			8,973

ASSET-BACKED SECURITIES 5.7%
Apidos CDO Ltd.
0.516% due 06/12/2020		676	671
Ares CLO Ltd.
0.892% due 11/25/2020		419	412
Bear Stearns Asset-Backed Securities Trust
0.259% due 10/25/2036		1	1
0.839% due 10/25/2032		1	1
BlueMountain CLO Ltd.
0.502% due 11/15/2017		233	233
Carrington Mortgage Loan Trust
0.279% due 06/25/2037		15	14
Celf Loan Partners Ltd.
1.487% due 07/25/2019	GBP	106	171
Centurion CDO Ltd.
0.578% due 03/08/2017		$264	263
Citibank Omni Master Trust
2.932% due 08/15/2018		1,700	1,736
4.900% due 11/15/2018		300	314
College Loan Corp. Trust
0.366% due 07/25/2024		157	157
Countrywide Asset-Backed Certificates
0.659% due 12/25/2031		2	1
0.919% due 05/25/2032		1	1
Credit Suisse First Boston Mortgage Securities Corp.
0.919% due 08/25/2032		3	2
Denali Capital CLO Ltd.
0.526% due 04/21/2020		169	169
Dryden Leveraged Loan CDO
0.506% due 10/20/2020		336	332
Duane Street CLO Ltd.
0.519% due 01/11/2021		136	134
Educational Services of America, Inc.
0.909% due 04/25/2039		267	266
Fore CLO Ltd.
0.511% due 07/20/2019		250	247
Franklin CLO Ltd.
0.514% due 06/15/2018		52	52
Gracechurch Card Funding PLC
0.882% due 02/15/2017		500	502
Halcyon Structured Asset Management CLO Ltd.
0.453% due 05/21/2018		32	32
Harbourmaster CLO BV
0.557% due 10/11/2019	EUR	257	347
Irwin Whole Loan Home Equity Trust
0.719% due 07/25/2032		$1	1
Lafayette CLO Ltd.
1.659% due 09/06/2022		102	102
MASTR Asset-Backed Securities Trust
0.229% due 11/25/2036		3	1
Morgan Stanley Investment Management Croton Ltd.
0.528% due 01/15/2018		407	404
NAC EuroLoan Advantage Ltd.
1.433% due 04/20/2019		20	20
Nelnet Student Loan Trust
0.966% due 07/25/2018		55	55
New Century Home Equity Loan Trust
0.439% due 06/25/2035		21	21
Northstar Education Finance, Inc.
0.879% due 12/26/2031		178	178
Panhandle-Plains Higher Education Authority, Inc.
0.748% due 10/01/2018		81	81
Renaissance Home Equity Loan Trust
0.539% due 11/25/2034		6	5
0.619% due 08/25/2033		8	8
0.679% due 12/25/2033		30	29
SLC Student Loan Trust
4.750% due 06/15/2033		431	400
SLM Student Loan Trust
0.454% due 12/17/2018		123	123
0.766% due 10/25/2017		204	204
1.766% due 04/25/2023		59	60
Stanfield Bristol CLO Ltd.
0.524% due 10/15/2019		136	136

Stone Tower CLO Ltd.
0.538% due 03/16/2018		249	246
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.759% due 01/25/2033		2	2
Trimaran CLO Ltd.
0.515% due 11/01/2018		209	207
WhiteHorse Ltd.
0.535% due 05/01/2018		93	93

Total Asset-Backed Securities (Cost $8,448)			8,434

SOVEREIGN ISSUES 5.4%
Bank of England Euro Note
1.375% due 03/07/2014		400	402
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		300	308
Japan Finance Organization for Municipalities
0.432% due 11/28/2014		1,000	1,000
Kommunalbanken A/S
0.628% due 03/27/2017		2,100	2,119
2.750% due 05/05/2015		300	311
Province of Ontario
4.500% due 02/03/2015		2,500	2,638
Qatar Government International Bond
5.150% due 04/09/2014		250	256
State of North Rhine-Westphalia
0.564% due 04/28/2017		700	702
0.969% due 07/11/2017		300	305

Total Sovereign Issues (Cost $8,023)			8,041

SHORT-TERM INSTRUMENTS 8.1%
CERTIFICATES OF DEPOSIT 0.6%
Banco do Brasil S.A.
0.000% due 01/24/2014		500	499
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		400	399

			898

COMMERCIAL PAPER 3.9%
British Telecommunications PLC
0.800% due 03/07/2014		400	399
Daimler Finance North America LLC
0.700% due 03/13/2014		1,000	998
Entergy Corp.
0.870% due 11/27/2013		1,000	998
0.940% due 11/07/2013		300	300
Ford Motor Credit Co. LLC
1.021% due 01/06/2014		100	100
1.021% due 04/28/2014		300	299
Hewlett-Packard Co.
0.950% due 10/30/2013		700	699
Santander S.A.
1.710% due 10/11/2013		500	500
Vodafone Group PLC
0.690% due 02/10/2014		100	100
0.720% due 01/28/2014		900	899
Xstrata Finance Dubai Ltd.
0.740% due 10/08/2013		250	250
0.740% due 10/15/2013		250	250

			5,792

REPURCHASE AGREEMENTS (b) 0.2%			336

SHORT-TERM NOTES 0.2%
Korea Development Bank
0.714% due 08/20/2014		300	300

MEXICO TREASURY BILLS 3.2%
3.672% due 11/07/2013 - 01/09/2014 (a)	MXN	62,667	4,746

Total Short-Term Instruments (Cost $12,109)			12,072

Total Investments in Securities (Cost $155,313)			155,520

	SHARES
INVESTMENTS IN AFFILIATES 3.9%
SHORT-TERM INSTRUMENTS 3.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.9%
PIMCO Short-Term Floating NAV Portfolio	10,434	105
PIMCO Short-Term Floating NAV Portfolio III	567,650	5,674

Total Short-Term Instruments (Cost $5,777)		5,779

Total Investments in Affiliates (Cost $5,777)		5,779

Total Investments 108.8% (Cost $161,090)		$161,299
Financial Derivative Instruments (d)(f) (0.1%) (Cost or Premiums, net $(2))		(75)
Other Assets and Liabilities, net (8.7%)		(12,975)

Net Assets 100.0%		$148,249

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$336	Freddie Mac 2.080% due 10/17/2022	$(343)	$336	$336

Total Repurchase Agreements						$(343)	$336	$336

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.120%	09/26/2013	10/03/2013	$(4,406)	$(4,406)
GRE	0.100%	09/30/2013	10/01/2013	(7,850)	(7,850)

Total Reverse Repurchase Agreements					$(12,256)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
BCY	0.120%	09/30/2013	10/01/2013	$(2,306)	$(2,306)

Total Sale-Buyback Transactions					$(2,306)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $9,204 at a weighted average interest rate of 0.104%.

(c)	Securities with an aggregate market value of $14,555 have been pledged as collateral under the terms of master agreements as of September 30, 2013.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.379%	08/08/2015	$54,700	$(49)	$(62)	$0	$(11)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.093%	08/10/2016	54,700	86	124	13	0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.225%	05/24/2017	27,000	(119)	(119)	4	0
Receive	3-Month USD-LIBOR	0.295%	03/19/2014	238,700	(6)	(6)	5	0

Total Swap Agreements					$(88)	$(63)	$22	$(11)

(e)	Securities with an aggregate market value of $470 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BRC	11/2013	MXN	6,274		$490	$12	$0
	01/2014	EUR	900		1,201	0	(17)
	01/2014		$1,175	EUR	900	42	0
CBK	12/2013	EUR	978		$1,298	0	(26)
HUS	12/2013		$20	CLP	10,534	0	0
	01/2014	EUR	500		$669	0	(7)
	01/2014		$653	EUR	500	24	0
JPM	11/2013	MXN	6,270		$490	13	0
	12/2013	EUR	814		1,099	0	(3)
	12/2013	MXN	34,658		2,614	0	(17)
MSC	12/2013	EUR	1,360		1,816	0	(24)
	12/2013		$1,265	GBP	796	23	0
	01/2014	MXN	49,507		$3,792	40	0
RBC	10/2013	DKK	5,200		897	0	(46)
RYL	12/2013	GBP	903		1,410	0	(51)
UAG	12/2013		$2,853	MXN	36,948	0	(48)

Total Forward Foreign Currency Contracts						$154	$(239)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Teck Resources Ltd.	1.000%	12/20/2015	0.548%	$300	$0	$3	$3	$0
FBF	BP Capital Markets America, Inc.	1.000%	12/20/2015	0.310%	500	9	(1)	8	0
JPM	Freeport-McMoRan Copper & Gold, Inc.	1.000%	12/20/2018	1.820%	300	(11)	(1)	0	(12)

Total Swap Agreements						$(2)	$1	$11	$(12)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$940	$0	$940
Corporate Bonds & Notes
Banking & Finance	0	51,528	0	51,528
Industrials	0	27,042	0	27,042
Utilities	0	4,058	0	4,058
Municipal Bonds & Notes
Arkansas	0	164	0	164
California	0	672	0	672
Florida	0	387	0	387
New Jersey	0	100	0	100
New York	0	327	0	327
North Carolina	0	247	0	247
Texas	0	500	0	500
U.S. Government Agencies	0	7,673	558	8,231
U.S. Treasury Obligations	0	23,804	0	23,804
Mortgage-Backed Securities	0	8,609	364	8,973
Asset-Backed Securities	0	8,434	0	8,434
Sovereign Issues	0	8,041	0	8,041
Short-Term Instruments
Certificates of Deposit	0	898	0	898
Commercial Paper	0	5,792	0	5,792
Repurchase Agreements	0	336	0	336
Short-Term Notes	0	300	0	300
Mexico Treasury Bills	0	4,746	0	4,746
	$0	$154,598	$922	$155,520
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,779	$0	$0	$5,779
Total Investments	$5,779	$154,598	$922	$161,299

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	22	0	22
Over the counter	0	165	0	165
	$0	$187	$0	$187

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(11)	0	(11)
Over the counter	0	(251)	0	(251)

	$0	$(262)	$0	$(262)

Totals	$5,779	$154,523	$922	$161,224

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$200	$0	$0	$0	$0	$0	$0	$(200)	$0	$0
U.S. Government Agencies	644	0	(86)	0	0	0	0	0	558	0
Mortgage-Backed Securities	0	424	(59)	0	0	(1)	0	0	364	(1)
Asset-Backed Securities	636	0	(529)	0	(14)	9	0	(102)	0	0
Short-Term Instruments
Certificates of Deposit	590	0	(598)	5	2	1	0	0	0	0

Totals	$2,070	$424	$(1,272)	$5	$(12)	$9	$0	$(302)	$922	$(1)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$558	Third Party Vendor	Broker Quote	100.11 - 100.94
Mortgage-Backed Securities	364	Third Party Vendor	Broker Quote	99.95

Total	$922

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Portfolio

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.6%
BANK LOAN OBLIGATIONS 0.0%
Biomet, Inc.
3.179% due 03/25/2015		$251	$252
Springleaf Financial Funding Co.
5.500% due 05/10/2017		2,303	2,309

Total Bank Loan Obligations (Cost $2,548)			2,561

CORPORATE BONDS & NOTES 15.8%
BANKING & FINANCE 12.4%
AIG Life Holdings, Inc.
8.125% due 03/15/2046		3,200	3,736
Ally Financial, Inc.
3.465% due 02/11/2014		6,100	6,154
3.652% due 06/20/2014		1,600	1,624
4.500% due 02/11/2014		500	506
4.625% due 06/26/2015		6,200	6,417
5.500% due 02/15/2017		12,200	12,854
6.750% due 12/01/2014		7,600	7,990
8.300% due 02/12/2015		11,100	11,988
American Express Bank FSB
6.000% due 09/13/2017		3,600	4,179
American Express Centurion Bank
6.000% due 09/13/2017		3,900	4,527
American International Group, Inc.
4.900% due 06/02/2014	CAD	6,000	5,933
5.050% due 10/01/2015		$12,500	13,466
5.450% due 05/18/2017		1,100	1,232
5.600% due 10/18/2016		6,100	6,823
6.250% due 03/15/2087		2,100	2,069
8.175% due 05/15/2068		3,000	3,527
8.250% due 08/15/2018		18,450	23,056
Australia & New Zealand Banking Group Ltd.
2.125% due 01/10/2014		1,400	1,406
Banco do Brasil S.A.
2.963% due 07/02/2014		7,600	7,665
5.875% due 01/19/2023		1,200	1,131
Banco Santander Brasil S.A.
2.352% due 03/18/2014		1,000	999
4.250% due 01/14/2016		1,800	1,850
4.500% due 04/06/2015		13,100	13,461
Bank of America Corp.
0.594% due 08/15/2016		2,800	2,714
6.500% due 08/01/2016		32,700	37,091
Bank of America N.A.
6.000% due 10/15/2036		1,700	1,911
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		2,100	2,286
Bank of Montreal
2.850% due 06/09/2015		7,200	7,487
Bank of Nova Scotia
1.950% due 01/30/2017		500	514
Banque PSA Finance S.A.
2.174% due 04/04/2014		12,100	12,055
Barclays Bank PLC
10.179% due 06/12/2021		1,900	2,471
BBVA Bancomer S.A.
4.500% due 03/10/2016		3,200	3,360
6.500% due 03/10/2021		6,400	6,688
7.250% due 04/22/2020		6,400	6,838
BBVA U.S. Senior S.A.U.
2.388% due 05/16/2014		39,700	40,035
Bear Stearns Cos. LLC
6.400% due 10/02/2017		25,100	29,312
7.250% due 02/01/2018		12,200	14,629
BNP Paribas S.A.
1.169% due 01/10/2014		21,100	21,140
BPCE S.A.
2.015% due 02/07/2014		5,200	5,231
2.375% due 10/04/2013		2,100	2,101
CIT Group, Inc.
4.750% due 02/15/2015		2,200	2,283
5.250% due 04/01/2014		2,200	2,241
Citigroup, Inc.
0.528% due 06/09/2016		13,100	12,796

1.718% due 01/13/2014		27,700	27,798
4.587% due 12/15/2015		41,900	44,843
4.875% due 05/07/2015		6,100	6,408
5.500% due 10/15/2014		2,399	2,515
Credit Agricole Home Loan SFH
1.016% due 07/21/2014		31,000	31,155
Credit Agricole S.A.
1.716% due 01/21/2014		15,300	15,361
8.375% due 10/13/2019 (c)		1,500	1,648
Credit Suisse
2.200% due 01/14/2014		4,800	4,825
Dexia Credit Local S.A.
0.744% due 04/29/2014		20,500	20,520
2.750% due 04/29/2014		15,100	15,297
Export-Import Bank of India
2.398% due 03/30/2016		5,000	4,900
Export-Import Bank of Korea
4.000% due 01/29/2021		5,100	5,248
4.125% due 09/09/2015		12,000	12,719
5.125% due 06/29/2020		3,600	3,968
5.875% due 01/14/2015		29,900	31,714
8.125% due 01/21/2014		5,000	5,114
Fifth Third Bancorp
0.672% due 12/20/2016		3,000	2,949
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		22,400	22,400
7.000% due 04/15/2015		7,500	8,157
8.000% due 06/01/2014		300	314
8.000% due 12/15/2016		500	592
8.700% due 10/01/2014		3,600	3,874
General Electric Capital Corp.
3.800% due 06/18/2019		6,900	7,228
6.375% due 11/15/2067		9,600	10,284
General Motors Financial Co., Inc.
2.750% due 05/15/2016		4,000	3,998
GSPA Monetization Trust
6.422% due 10/09/2029		16,114	15,724
HBOS PLC
0.959% due 09/06/2017		7,700	7,348
HSBC Bank PLC
2.000% due 01/19/2014		2,900	2,916
ING Bank NV
1.658% due 06/09/2014		7,200	7,261
2.000% due 10/18/2013		2,700	2,702
International Lease Finance Corp.
5.750% due 05/15/2016		1,900	2,024
6.750% due 09/01/2016		4,500	4,961
Intesa Sanpaolo SpA
2.662% due 02/24/2014		11,600	11,665
3.125% due 01/15/2016		5,900	5,896
JPMorgan Chase & Co.
4.750% due 03/01/2015		18,900	19,919
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	12,599
Korea Development Bank
8.000% due 01/23/2014		3,000	3,068
Korea Exchange Bank
3.125% due 06/26/2017		5,200	5,353
Korea Finance Corp.
3.250% due 09/20/2016		2,400	2,512
LBG Capital PLC
7.588% due 05/12/2020	GBP	100	170
7.869% due 08/25/2020		200	344
8.000% due 06/15/2020 (c)		$6,000	6,293
8.500% due 12/17/2021 (c)		1,100	1,156
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		32,400	43,497
Macquarie Group Ltd.
7.300% due 08/01/2014		22,075	23,186
Merrill Lynch & Co., Inc.
0.486% due 01/31/2014	EUR	1,300	1,759
6.875% due 04/25/2018		$17,500	20,648
Morgan Stanley
0.748% due 10/15/2015		700	695
6.000% due 04/28/2015		38,480	41,302
National Australia Bank Ltd.
0.989% due 04/11/2014		26,400	26,497
National Bank of Canada
2.200% due 10/19/2016		2,500	2,593
Nationwide Building Society
6.250% due 02/25/2020		9,300	10,533
Nordea Bank AB
2.125% due 01/14/2014		2,300	2,312
Nordea Eiendomskreditt A/S
0.691% due 04/07/2015		20,100	20,140

Petrobras Global Finance BV
2.408% due 01/15/2019		2,400	2,360
3.000% due 01/15/2019		2,900	2,735
QNB Finance Ltd.
3.125% due 11/16/2015		3,000	3,120
Rabobank Group
6.875% due 03/19/2020	EUR	7,600	11,400
RCI Banque S.A.
2.139% due 04/11/2014		$41,600	41,718
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		21,900	22,776
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		500	534
5.499% due 07/07/2015		13,100	13,944
SLM Corp.
0.566% due 01/27/2014		1,650	1,642
5.000% due 10/01/2013		3,200	3,200
5.000% due 04/15/2015		5,000	5,213
6.250% due 01/25/2016		1,900	2,031
8.450% due 06/15/2018		13,600	15,402
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	10,000	13,530
6.900% due 12/15/2017		$64,200	67,410
SSIF Nevada LP
0.968% due 04/14/2014		68,400	68,664
State Bank of India
4.500% due 07/27/2015		6,000	6,174
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		7,489	7,818
Stone Street Trust
5.902% due 12/15/2015		9,500	10,286
Temasek Financial Ltd.
4.300% due 10/25/2019		2,100	2,305
Turkiye Garanti Bankasi A/S
2.766% due 04/20/2016		3,100	2,999
UBS AG
1.264% due 01/28/2014		1,395	1,400
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		2,400	2,559
Wells Fargo Capital
5.950% due 12/01/2086		25,100	24,033

			1,287,931

INDUSTRIALS 2.1%
Altria Group, Inc.
7.750% due 02/06/2014		8,680	8,892
Amgen, Inc.
1.875% due 11/15/2014		2,000	2,028
Anheuser-Busch InBev Worldwide, Inc.
0.814% due 01/27/2014		26,800	26,853
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,660
Coca-Cola Enterprises, Inc.
1.125% due 11/12/2013		6,700	6,705
Con-way, Inc.
7.250% due 01/15/2018		2,600	2,950
CSN Islands Corp.
6.875% due 09/21/2019		2,900	3,016
CSN Resources S.A.
6.500% due 07/21/2020		19,900	19,950
Daimler Finance North America LLC
1.300% due 07/31/2015		11,375	11,431
DISH DBS Corp.
7.000% due 10/01/2013		1,400	1,400
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		500	531
General Mills, Inc.
0.613% due 05/16/2014		3,000	3,005
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,800	1,926
Gerdau Trade, Inc.
5.750% due 01/30/2021		4,900	4,827
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,400	1,561
HCA, Inc.
7.875% due 02/15/2020		10,000	10,806
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		3,600	3,840
Noble Group Ltd.
4.875% due 08/05/2015		700	731
6.625% due 08/05/2020		2,900	2,987
6.750% due 01/29/2020		2,700	2,808
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		6,807	7,300

Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	200	328
Petrobras International Finance Co.
7.875% due 03/15/2019		$38,300	44,288
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,600	4,549
Rohm & Haas Co.
6.000% due 09/15/2017		3,700	4,250
Teva Pharmaceutical Finance Co. BV
1.166% due 11/08/2013		7,000	7,004
Vivendi S.A.
2.400% due 04/10/2015		6,500	6,639
6.625% due 04/04/2018		10,200	11,549
WM Wrigley Jr. Co.
3.700% due 06/30/2014		11,243	11,469

			216,283

UTILITIES 1.3%
Entergy Corp.
3.625% due 09/15/2015		12,200	12,650
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		2,300	2,443
6.212% due 11/22/2016		1,100	1,207
8.146% due 04/11/2018		5,600	6,517
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		800	839
Majapahit Holding BV
7.250% due 06/28/2017		4,700	5,181
7.750% due 10/17/2016		3,405	3,767
7.750% due 01/20/2020		3,100	3,418
8.000% due 08/07/2019		5,100	5,686
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		2,000	2,127
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		13,598	13,903
Qtel International Finance Ltd.
3.375% due 10/14/2016		11,300	11,781
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		800	862
6.750% due 09/30/2019		2,000	2,345
Rosneft Finance S.A.
6.625% due 03/20/2017		1,000	1,103
7.875% due 03/13/2018		4,800	5,556
Verizon Communications, Inc.
2.002% due 09/14/2018		4,400	4,632
2.500% due 09/15/2016		5,500	5,674
3.650% due 09/14/2018		21,400	22,580
5.150% due 09/15/2023		3,900	4,190
6.400% due 09/15/2033		15,100	16,816

			133,277

Total Corporate Bonds & Notes (Cost $1,555,220)			1,637,491

MUNICIPAL BONDS & NOTES 4.7%
CALIFORNIA 2.4%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		2,200	2,496
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		2,700	3,312
7.043% due 04/01/2050		8,600	10,538
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		2,200	2,370
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		17,900	22,734
7.550% due 04/01/2039		2,000	2,605
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		5,800	7,645
7.625% due 03/01/2040		18,600	24,338
7.700% due 11/01/2030		100	117
7.950% due 03/01/2036		29,300	33,955
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040		8,200	10,079
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047		1,400	977
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014		15,865	15,896
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039		8,200	8,961
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		1,200	1,389
7.618% due 08/01/2040		15,400	18,130

Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	7,700	8,347
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	8,100	9,951
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	2,000	2,174
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,300	1,447
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	437
7.021% due 08/01/2040	700	770
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	11,800	14,386
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.950% due 11/01/2050	26,285	32,540
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	655	475
University of California Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	9,500	10,845
6.548% due 05/15/2048	4,700	5,518

		252,432

COLORADO 0.0%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	3,900	3,949

FLORIDA 0.1%
Miami-Dade County, Florida Aviation Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	5,100	5,127

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,400	2,519

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	745	713

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	2,300	2,523

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	6,500	7,054

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	4,100	5,098

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2024	22,540	13,372
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	18,500	24,164

		37,536

NEW YORK 0.5%
JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
9.995% due 06/15/2031	5,130	5,924
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2027	2,800	3,086
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	26,300	29,380
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	2,100	2,373
6.282% due 06/15/2042	2,100	2,278
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2030	9,500	10,347
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	2,500	2,709

		56,097

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	29,100	37,760

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	3,600	2,931

		40,691

TEXAS 0.5%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	20,700	24,000
JPMorgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
10.079% due 02/15/2031	3,390	4,225
JPMorgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
9.982% due 02/01/2027	2,575	3,158
10.080% due 10/01/2031	6,240	7,359
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	14,800	16,613

		55,355

WASHINGTON 0.2%
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	20,000	19,472

WISCONSIN 0.0%
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	3,200	3,548

Total Municipal Bonds & Notes (Cost $462,527)		492,114

U.S. GOVERNMENT AGENCIES 33.6%
Fannie Mae
0.239% due 12/25/2036 - 07/25/2037	3,038	2,870
0.429% due 05/25/2037	624	623
0.489% due 04/25/2037	2,629	2,629
0.529% due 03/25/2044	1,942	1,877
0.589% due 09/25/2035	1,161	1,164
0.629% due 09/25/2035	6,438	6,450
0.875% due 08/28/2017 - 05/21/2018	44,600	43,913
0.879% due 10/25/2037	1,553	1,561
1.079% due 07/25/2039	920	929
1.125% due 04/27/2017	21,900	21,996
1.250% due 01/30/2017	5,200	5,263
1.359% due 06/01/2043 - 07/01/2044	2,039	2,077
1.559% due 09/01/2040	6	6
1.825% due 04/01/2035	3,324	3,456
1.875% due 09/18/2018	2,100	2,126
2.108% due 08/01/2035	1,103	1,169
2.295% due 01/01/2025	10	10
2.310% due 08/01/2022	4,700	4,466
2.368% due 11/01/2025	1	1
2.412% due 09/01/2039	25	27
2.442% due 05/25/2035	356	372
2.475% due 04/01/2019	14,800	15,154
2.500% due 08/01/2022 - 07/01/2028	5,428	5,589
2.670% due 08/01/2022	786	764
2.870% due 09/01/2027	6,700	6,025
3.000% due 09/01/2020 - 09/01/2043	107,022	110,145
3.330% due 11/01/2021	1,357	1,446
3.500% due 12/01/2025 - 12/01/2028	47,069	49,585
3.835% due 10/01/2032	529	540
3.979% due 11/01/2035	101	105
4.000% due 01/01/2026 - 12/01/2043	773,815	811,523
4.419% due 12/01/2036	869	921
4.500% due 08/01/2018 - 12/01/2043	1,041,013	1,113,666
4.501% due 07/01/2019	29,453	32,549
4.595% due 09/01/2034	620	661
5.000% due 02/13/2017 - 03/01/2042	157,521	171,191
5.020% due 09/01/2035	263	281
5.169% due 08/01/2035	479	514
5.375% due 06/12/2017	8,100	9,354
5.500% due 09/01/2017 - 11/01/2041	260,010	283,570
6.000% due 09/01/2016 - 05/01/2041	117,371	128,517
6.500% due 11/01/2034	66	74
7.000% due 04/25/2023 - 06/01/2032	937	1,087
Freddie Mac
0.332% due 07/15/2019	1,406	1,404
0.482% due 05/15/2036	2,215	2,218
0.632% due 11/15/2030	11	11
0.682% due 09/15/2030	10	10
0.875% due 03/07/2018	3,300	3,228
0.882% due 08/15/2037	18,692	18,776
0.902% due 05/15/2037	537	538
1.000% due 03/08/2017 - 09/29/2017	184,000	183,942
1.250% due 05/12/2017 - 10/02/2019	43,300	41,980
1.359% due 02/25/2045	332	343

1.750% due 05/30/2019		2,800	2,787
2.375% due 01/13/2022		5,900	5,755
2.482% due 07/01/2027		1	1
2.499% due 01/01/2028		1	1
2.533% due 07/01/2030		1	1
3.750% due 03/27/2019		2,000	2,205
4.000% due 04/01/2029 - 11/01/2043		141,191	147,654
4.500% due 03/01/2029 - 11/01/2043		127,888	136,345
5.500% due 08/23/2017 - 10/01/2038		9,301	10,159
6.000% due 07/01/2016 - 11/01/2043		13,499	14,711
6.500% due 06/01/2016 - 10/01/2037		157	175
7.000% due 06/15/2023		460	519
7.500% due 07/15/2030 - 03/01/2032		94	108
8.500% due 08/01/2024		6	6
Ginnie Mae
0.782% due 02/16/2030		94	95
1.625% due 04/20/2026 - 02/20/2032		365	380
2.000% due 07/20/2030		4	4
3.000% due 05/15/2042 - 08/15/2043		73,999	73,181
6.000% due 12/15/2038 - 11/15/2039		108	119
Small Business Administration
5.130% due 09/01/2023		22	24
6.290% due 01/01/2021		34	37
7.500% due 04/01/2017		121	128

Total U.S. Government Agencies (Cost $3,449,142)			3,493,091

U.S. TREASURY OBLIGATIONS 30.3%
U.S. Treasury Bonds
1.000% due 10/10/2043		103,000	112,672
U.S. Treasury Inflation Protected Securities
0.125% due 04/15/2017 (h)		6,788	7,005
0.125% due 01/15/2022		163,480	161,596
0.125% due 07/15/2022		87,560	86,336
0.625% due 07/15/2021		36,067	37,579
0.625% due 02/15/2043		7,010	5,759
0.750% due 02/15/2042		105,032	90,073
1.125% due 01/15/2021		49,441	53,271
1.250% due 07/15/2020		23,779	26,040
1.750% due 01/15/2028		69,689	78,160
2.000% due 01/15/2026		56,963	65,815
2.375% due 01/15/2025		98,767	118,035
2.375% due 01/15/2027		34,286	41,312
2.500% due 01/15/2029		30,573	37,634
3.625% due 04/15/2028		11,698	16,197
3.875% due 04/15/2029		31,403	45,094
U.S. Treasury Notes
0.750% due 12/31/2017		15,600	15,341
0.750% due 02/28/2018		160,900	157,814
0.750% due 03/31/2018		46,700	45,722
0.875% due 01/31/2018 (h)		53,600	52,922
0.875% due 07/31/2019		81,100	77,460
1.000% due 06/30/2019 (f)		187,800	181,080
1.000% due 08/31/2019 (f)		318,500	305,710
1.000% due 09/30/2019		155,200	148,725
1.000% due 11/30/2019 (f)(h)		444,000	423,673
1.125% due 05/31/2019 (f)(h)		51,300	49,915
1.125% due 12/31/2019		34,200	32,805
1.125% due 03/31/2020		1,900	1,811
1.125% due 04/30/2020		7,000	6,657
1.250% due 02/29/2020 (f)		35,700	34,371
1.375% due 06/30/2018		5,500	5,517
1.375% due 07/31/2018		12,200	12,225
1.375% due 01/31/2020		2,500	2,431
1.375% due 05/31/2020		8,300	8,012
1.500% due 08/31/2018 (f)(h)		566,800	570,763
2.625% due 04/30/2018		8,200	8,704
2.875% due 03/31/2018		10,300	11,047
3.500% due 02/15/2018		11,800	12,969

Total U.S. Treasury Obligations (Cost $3,231,712)			3,148,252

MORTGAGE-BACKED SECURITIES 4.9%
American Home Mortgage Investment Trust
2.393% due 02/25/2045		1,305	1,310
Arran Residential Mortgages Funding PLC
1.626% due 05/16/2047	EUR	9,316	12,788
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		$11,600	12,774
5.924% due 05/10/2045		6,400	7,026
Banc of America Funding Corp.
2.666% due 05/25/2035		1,631	1,656
6.000% due 03/25/2037 ^		10,873	9,661
Banc of America Large Loan Trust
2.482% due 11/15/2015		1,855	1,859

Banc of America Mortgage Trust
2.875% due 05/25/2033		1,956	1,938
6.500% due 10/25/2031		145	155
BCAP LLC Trust
5.238% due 03/26/2037		1,321	1,219
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036		220	214
2.573% due 04/25/2033		281	287
2.729% due 02/25/2033		20	20
2.735% due 11/25/2030		2	2
2.768% due 11/25/2034		4,458	4,402
2.904% due 04/25/2034		1,245	1,228
2.907% due 07/25/2034		1,440	1,378
2.960% due 02/25/2033		48	43
2.984% due 01/25/2035		827	803
3.080% due 01/25/2034		652	655
3.169% due 11/25/2034		1,039	1,059
5.286% due 01/25/2035		459	468
Bear Stearns Alt-A Trust
2.667% due 05/25/2035		3,518	3,270
2.735% due 09/25/2035		2,086	1,730
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		1,000	1,098
5.700% due 06/11/2050		7,800	8,818
5.703% due 06/11/2050		6,854	7,104
Bear Stearns Structured Products, Inc.
2.564% due 01/26/2036		4,252	3,296
2.759% due 12/26/2046		2,357	1,448
Chase Mortgage Finance Trust
4.907% due 01/25/2036 ^		6,290	5,858
Citigroup Mortgage Loan Trust, Inc.
2.510% due 10/25/2035		656	638
2.663% due 05/25/2035		2,375	2,354
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		1,600	1,772
Countrywide Alternative Loan Trust
0.349% due 05/25/2047		4,428	3,604
0.359% due 05/25/2047		3,145	2,414
0.369% due 09/25/2046 ^		42,787	27,841
0.379% due 05/25/2036		11,665	8,334
6.000% due 02/25/2037 ^		15,912	11,348
Countrywide Home Loan Mortgage Pass-Through Trust
2.722% due 02/20/2035		4,736	4,503
2.783% due 02/20/2036		849	743
2.859% due 11/25/2034		2,841	2,634
6.000% due 03/25/2037 ^		5,469	4,985
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		9,028	9,618
5.383% due 02/15/2040		516	557
Credit Suisse First Boston Mortgage Securities Corp.
4.823% due 06/25/2032		20	19
Deutsche ALT-A Securities, Inc.
0.679% due 02/25/2035		806	741
Epic Opera Arlington Ltd.
0.759% due 07/28/2016	GBP	5,384	8,629
First Horizon Alternative Mortgage Securities
2.238% due 09/25/2035		$107	96
2.277% due 08/25/2035		6,678	5,908
First Horizon Mortgage Pass-Through Trust
2.597% due 10/25/2035		6,909	5,954
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		2	2
Granite Master Issuer PLC
0.380% due 12/20/2054		3,224	3,176
0.811% due 12/20/2054	GBP	3,252	5,187
Granite Mortgages PLC
0.502% due 09/20/2044	EUR	321	430
0.600% due 01/20/2044		322	433
0.890% due 01/20/2044	GBP	489	784
0.898% due 09/20/2044		2,551	4,086
Greenpoint Mortgage Pass-Through Certificates
2.806% due 10/25/2033		$1,666	1,653
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		400	414
5.317% due 06/10/2036		652	658
5.444% due 03/10/2039		3,400	3,768
GS Mortgage Securities Trust
5.396% due 08/10/2038		840	857
GSR Mortgage Loan Trust
2.661% due 09/25/2035		7,736	7,709
5.050% due 11/25/2035		2,294	2,258
Harborview Mortgage Loan Trust
0.371% due 01/19/2038		7,054	5,625
0.401% due 05/19/2035		662	543
0.431% due 01/19/2036		14,024	8,807
0.511% due 01/19/2035		6,673	4,493

0.931% due 10/19/2035		4,872	3,892
2.749% due 07/19/2035		2,733	2,342
Holmes Master Issuer PLC
1.568% due 10/15/2054	EUR	4,438	6,038
IndyMac Adjustable Rate Mortgage Trust
1.755% due 01/25/2032		$3	2
IndyMac Mortgage Loan Trust
0.389% due 04/25/2046		7,557	5,888
JPMorgan Chase Commercial Mortgage Securities Trust
4.070% due 11/15/2043		6,500	6,845
4.158% due 01/12/2039		3,052	3,078
5.336% due 05/15/2047		6,800	7,490
5.420% due 01/15/2049		20,956	23,203
5.715% due 03/18/2051		10,300	11,388
5.882% due 02/15/2051		1,770	1,994
JPMorgan Mortgage Trust
2.343% due 06/25/2035		983	967
2.686% due 10/25/2036		10,239	8,225
2.744% due 08/25/2034		10,052	9,928
4.058% due 02/25/2035		700	707
5.750% due 01/25/2036 ^		1,274	1,171
MASTR Adjustable Rate Mortgages Trust
0.890% due 01/25/2047 ^		6,851	4,114
Merrill Lynch Floating Trust
0.720% due 07/09/2021		8,367	8,353
Merrill Lynch Mortgage Investors Trust
0.389% due 02/25/2036		2,718	2,490
0.429% due 11/25/2035		369	337
1.179% due 10/25/2035		1,028	1,001
2.153% due 04/25/2035		10,920	10,573
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	6,088
Morgan Stanley Capital Trust
5.610% due 04/15/2049		3,654	3,683
Morgan Stanley Re-REMIC Trust
5.993% due 08/12/2045		2,200	2,451
Prime Mortgage Trust
0.579% due 02/25/2019		6	6
0.579% due 02/25/2034		242	229
0.679% due 02/25/2035		9,487	8,702
Residential Accredit Loans, Inc. Trust
0.279% due 05/25/2037		16,739	11,145
0.364% due 08/25/2036		12,047	8,733
3.697% due 12/25/2035		990	778
Residential Asset Securitization Trust
0.629% due 10/25/2035		3,933	3,196
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035		4,200	3,967
6.000% due 06/25/2037 ^		8,135	7,082
Silenus European Loan Conduit Ltd.
0.376% due 05/15/2019	EUR	467	600
Structured Adjustable Rate Mortgage Loan Trust
0.379% due 04/25/2047		$4,714	3,229
5.061% due 05/25/2036		2,032	2,026
5.232% due 07/25/2035 ^		655	578
Structured Asset Mortgage Investments Trust
0.431% due 07/19/2035		4,135	3,822
0.841% due 09/19/2032		63	61
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.204% due 07/25/2032		6	6
2.584% due 02/25/2032		8	8
Suntrust Adjustable Rate Mortgage Loan Trust
5.740% due 02/25/2037 ^		6,625	5,503
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047		32,453	30,533
Wachovia Bank Commercial Mortgage Trust
0.262% due 06/15/2020		3,995	3,945
5.509% due 04/15/2047		3,200	3,510
Wachovia Mortgage Loan Trust LLC
3.044% due 05/20/2036 ^		10,247	8,629
WaMu Mortgage Pass-Through Certificates
0.469% due 10/25/2045		719	663
0.499% due 01/25/2045		6,837	6,343
1.353% due 11/25/2042		341	310
1.553% due 08/25/2042		828	756
4.448% due 12/25/2036 ^		882	754
4.857% due 07/25/2037 ^		6,702	6,343
Wells Fargo Mortgage-Backed Securities Trust
2.618% due 01/25/2035		2,251	2,249
2.624% due 12/25/2034		1,732	1,756

2.642% due 03/25/2036		3,345	3,346

Total Mortgage-Backed Securities (Cost $483,086)			508,198

ASSET-BACKED SECURITIES 2.2%
Accredited Mortgage Loan Trust
0.309% due 02/25/2037		6,382	5,801
Amortizing Residential Collateral Trust
0.719% due 06/25/2032		150	141
Bear Stearns Asset-Backed Securities Trust
0.259% due 10/25/2036		41	41
0.269% due 06/25/2047		153	153
0.329% due 11/25/2036		21,138	14,115
0.339% due 08/25/2036		2,811	1,850
Concord Real Estate CDO Ltd.
0.459% due 12/25/2046		6,005	5,825
Countrywide Asset-Backed Certificates
0.309% due 11/25/2037		22,843	22,346
Credit-Based Asset Servicing and Securitization LLC
0.239% due 11/25/2036		190	99
EMC Mortgage Loan Trust
0.919% due 05/25/2040		225	213
First Franklin Mortgage Loan Trust
0.669% due 09/25/2035		2,800	2,417
Fremont Home Loan Trust
0.239% due 01/25/2037		107	51
Gracechurch Card Funding PLC
0.977% due 01/15/2016	EUR	26,300	35,637
Hillmark Funding
0.513% due 05/21/2021		$24,100	23,334
HSBC Home Equity Loan Trust
0.470% due 01/20/2034		3,318	3,266
JPMorgan Mortgage Acquisition Trust
0.239% due 03/25/2047		1,043	989
Lafayette CLO Ltd.
1.659% due 09/06/2022		8,137	8,148
Lehman XS Trust
0.359% due 06/25/2036		7,012	4,842
Long Beach Mortgage Loan Trust
0.739% due 10/25/2034		156	148
3.179% due 11/25/2032		50	41
MASTR Asset-Backed Securities Trust
0.419% due 03/25/2036		7,515	4,052
0.469% due 12/25/2035		10,000	8,587
Morgan Stanley ABS Capital, Inc.
0.429% due 08/25/2036		20,000	9,087
NovaStar Mortgage Funding Trust
0.419% due 11/25/2036		4,515	1,930
Penta CLO S.A.
0.518% due 06/04/2024	EUR	2,324	3,016
Residential Asset Securities Corp. Trust
0.339% due 06/25/2036		$10,327	9,595
0.379% due 02/25/2036		2,480	2,427
0.759% due 05/25/2035		1,397	1,282
Securitized Asset-Backed Receivables LLC Trust
0.309% due 05/25/2037 ^		1,918	1,035
Sherwood Castle Funding PLC
0.434% due 03/15/2016	EUR	12,000	16,196
SLM Student Loan Trust
0.484% due 12/15/2023		15,351	20,380
2.832% due 12/16/2019		$1,900	1,936
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.349% due 12/25/2036		9,900	6,826
0.759% due 01/25/2033		37	35
Washington Mutual Asset-Backed Certificates Trust
0.419% due 05/25/2036		15,000	7,057
Wells Fargo Home Equity Asset-Backed Securities Trust
0.769% due 11/25/2035		1,800	1,568

Total Asset-Backed Securities (Cost $219,978)			224,466

SOVEREIGN ISSUES 3.3%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	700	962
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$3,200	3,218
4.125% due 09/15/2017	EUR	2,300	3,224
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	22,000	6,970
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		6,633	2,899
Italy Buoni Poliennali Del Tesoro
2.500% due 03/01/2015	EUR	14,300	19,633
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		11,600	15,193

Junta de Castilla y Leon
6.270% due 02/19/2018		9,700	14,494
6.505% due 03/01/2019		10,700	16,183
Korea Housing Finance Corp.
4.125% due 12/15/2015		$2,100	2,227
Mexico Government International Bond
8.000% due 12/19/2013	MXN	590,000	45,542
10.000% due 12/05/2024		176,000	17,718
Province of Ontario
1.000% due 07/22/2016		$2,500	2,508
1.600% due 09/21/2016		300	306
1.650% due 09/27/2019		2,800	2,699
2.450% due 06/29/2022		35,100	32,961
2.850% due 06/02/2023	CAD	4,900	4,534
3.000% due 07/16/2018		$3,700	3,909
3.150% due 06/02/2022	CAD	17,000	16,361
4.000% due 10/07/2019		$700	763
4.000% due 06/02/2021	CAD	26,500	27,374
4.200% due 03/08/2018		1,100	1,157
4.200% due 06/02/2020		12,500	13,133
4.300% due 03/08/2017		900	944
4.400% due 06/02/2019		8,000	8,508
4.400% due 04/14/2020		$600	666
5.500% due 06/02/2018	CAD	2,300	2,546
Province of Quebec
2.750% due 08/25/2021		$20,500	20,044
3.500% due 07/29/2020		3,000	3,145
3.500% due 12/01/2022	CAD	19,600	19,156
4.250% due 12/01/2021		31,200	32,533
4.500% due 12/01/2017		700	743
4.500% due 12/01/2019		1,200	1,280
4.500% due 12/01/2020		2,800	2,980
Spain Government International Bond
4.000% due 07/30/2015	EUR	300	423

Total Sovereign Issues (Cost $348,446)			346,936

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
DG Funding Trust
2.534% due 10/30/2013 (c)		1,239	8,770
GMAC Capital Trust
8.125% due 02/15/2040		500,000	13,375

Total Preferred Securities (Cost $26,130)			22,145

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.6%
CERTIFICATES OF DEPOSIT 0.5%
Banco do Brasil S.A.
0.000% due 01/24/2014		$6,100	6,077
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		27,500	27,466
0.000% due 11/01/2013		17,700	17,678

			51,221

COMMERCIAL PAPER 1.5%
Ford Motor Credit Co. LLC
1.021% due 11/08/2013		18,300	18,281
Hewlett-Packard Co.
0.950% due 10/30/2013		104,600	104,520
Santander S.A.
3.100% due 10/01/2013		29,800	29,800

			152,601

REPURCHASE AGREEMENTS (d) 0.0%			1,677

ITALY TREASURY BILLS 2.5%
0.726% due 12/23/2013 - 09/12/2014 (a)	EUR	192,000	258,872

SPAIN TREASURY BILLS 1.0%
1.020% due 03/14/2014 - 06/20/2014 (a)	79,400	107,027

U.S. TREASURY BILLS 0.1%
0.017% due 10/03/2013 - 03/13/2014 (a)(h)	$11,431	11,430

Total Short-Term Instruments (Cost $576,993)		582,828

Total Investments in Securities (Cost $10,355,782)		10,458,082

	SHARES
INVESTMENTS IN AFFILIATES 13.9%
SHORT-TERM INSTRUMENTS 13.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.9%
PIMCO Short-Term Floating NAV Portfolio	1,145	11
PIMCO Short-Term Floating NAV Portfolio III	144,900,942	1,448,430

Total Short-Term Instruments (Cost $1,447,955)		1,448,441

Total Investments in Affiliates (Cost $1,447,955)		1,448,441

Total Investments 114.5% (Cost $11,803,737)		$11,906,523
Financial Derivative Instruments (e)(g) (0.2%) (Cost or Premiums, net $(2,940))		(24,767)
Other Assets and Liabilities, net (14.3%)		(1,486,342)

Net Assets 100.0%		$10,395,414

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$1,677	Freddie Mac 2.080% due 10/17/2022	$(1,712)	$1,677	$1,677

Total Repurchase Agreements						$(1,712)	$1,677	$1,677

(1)	Includes accrued interest.

As of September 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2013 was $62,779 at a weighted average interest rate of (0.412%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
Fannie Mae	3.000%	10/01/2043	$13,000	$(12,292)	$(12,709)
Fannie Mae	4.500%	01/01/2040	392	(416)	(420)
Ginnie Mae	3.000%	10/01/2043	62,000	(59,710)	(61,109)

Total Short Sales				$(72,418)	$(74,238)

(2)	Market value includes $1 of interest payable on short sales.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	6,786	$(833)	$341	$0
90-Day Eurodollar December Futures	Long	12/2016	4	6	0	0
90-Day Eurodollar June Futures	Long	06/2015	10,666	3,270	667	0
90-Day Eurodollar June Futures	Long	06/2016	54	73	2	0
90-Day Eurodollar March Futures	Long	03/2016	1,011	(1,021)	51	0
90-Day Eurodollar September Futures	Long	09/2014	760	156	9	(4)
90-Day Eurodollar September Futures	Long	09/2015	3,515	525	217	0
90-Day Eurodollar September Futures	Long	09/2016	1,774	2,478	22	0
U.S. Treasury 5-Year Note December Futures	Long	12/2013	5,424	10,798	381	0
U.S. Treasury 10-Year Note December Futures	Long	12/2013	5,041	9,356	255	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	123	(29)	6	(3)

Total Futures Contracts				$24,779	$1,951	$(7)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection  (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018	$114,900	$1,058	$(104)	$0	$(59)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		$130,400	$(1,449)	$(1,295)	$42	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		1,221,100	7,079	(942)	277	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		59,200	386	293	7	0
Receive	3-Month USD-LIBOR	4.250%	06/15/2041		34,800	(4,378)	4,758	1	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		378,600	63,878	39,147	60	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		292,900	11,161	(3,023)	33	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	11,470,000	(1,643)	(2,233)	0	(120)

						$75,034	$36,705	$420	$(120)

Total Swap Agreements						$76,092	$36,601	$420	$(179)

(f)	Securities with an aggregate market value of $59,525 and cash of $19,453 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2013	EUR	6,800		$8,956	$0	$(244)
	12/2013		121,400		153,231	0	(11,037)
BPS	03/2014		104,327		137,500	0	(3,705)
	04/2014		200		253	0	(18)
	06/2014		300		379	0	(27)
	07/2014		200		253	0	(18)
	08/2014		300		380	0	(27)
BRC	12/2013		$3,920	GBP	2,456	55	0
CBK	10/2013	EUR	23,398		$31,242	0	(412)
	10/2013		$102,240	EUR	76,668	1,480	0
	12/2013	CAD	178,590		$174,108	1,083	0
	12/2013		$5,135	CAD	5,307	7	0
	04/2014	EUR	1,400		$1,774	0	(121)
DUB	10/2013	BRL	77,514		34,760	0	(215)
	10/2013		$34,924	BRL	77,514	50	0
	10/2013		16	EUR	12	0	0
	11/2013	EUR	12		$16	0	0
	01/2014	BRL	77,514		34,236	0	(22)
FBF	10/2013		$57,214	EUR	43,584	1,749	0
	11/2013	EUR	62,244		$80,433	0	(3,780)
	11/2013		$41,657	BRL	96,719	1,643	0
	12/2013	MXN	142,335		$10,781	0	(26)
	06/2014	EUR	2,000		2,536	0	(172)
GLM	10/2013		112,406		152,108	39	0
	10/2013	JPY	120,700		1,232	4	0
	11/2013		$152,105	EUR	112,394	0	(40)

	12/2013	MXN	612,635		$45,419	0	(1,091)
	12/2013		$6,378	CAD	6,575	0	(8)
	02/2014	EUR	25,398		$33,999	0	(375)
	03/2014		4,577		6,114	0	(81)
HUS	10/2013	BRL	4,193		1,823	0	(69)
	10/2013		$1,880	BRL	4,193	12	0
	11/2013		1,261	EUR	934	2	0
	12/2013		4,240	CAD	4,348	0	(28)
JPM	10/2013		29,732	EUR	22,340	490	0
	11/2013	EUR	48,179		$64,975	0	(209)
	12/2013		$1,200	GBP	749	12	0
MSC	10/2013	BRL	108,881		$45,092	0	(4,035)
	10/2013		$48,562	BRL	108,881	566	0
	11/2013	BRL	35,559		$15,572	0	(347)
RYL	10/2013	JPY	115,700		1,158	0	(19)
	12/2013	EUR	81,000		107,498	0	(2,106)
	12/2013	GBP	13,645		21,313	0	(766)
	03/2014	EUR	74,169		99,172	0	(1,214)

Total Forward Foreign Currency Contracts						$7,192	$(30,212)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	58,400	$(109)	$(62)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		58,400	(130)	(71)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		14,200	(28)	(15)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		14,200	(31)	(17)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		$80,100	(348)	(38)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	14,200	(29)	(15)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		14,200	(29)	(17)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		$105,700	(327)	(51)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		225,900	(622)	(1,526)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		392,900	(659)	(978)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		392,900	(2,596)	(2,228)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		2,900	(12)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750%	11/27/2013		129,600	(1,147)	(630)
RYL	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		27,400	(164)	(128)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		27,400	(218)	(129)

								$(6,449)	$(5,906)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-20 5-Year Index	Buy	0.650%	12/18/2013	$37,800	$(31)	$(27)
	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013	37,800	(89)	(35)
BPS	Call - OTC CDX.IG-20 5-Year Index	Buy	0.600%	12/18/2013	28,200	(14)	(8)
	Put - OTC CDX.IG-20 5-Year Index	Sell	0.900%	12/18/2013	28,200	(32)	(41)
BRC	Call - OTC CDX.IG-20 5-Year Index	Buy	0.600%	12/18/2013	23,500	(12)	(6)
	Call - OTC CDX.IG-20 5-Year Index	Buy	0.650%	12/18/2013	10,700	(8)	(7)
	Put - OTC CDX.IG-20 5-Year Index	Sell	0.900%	12/18/2013	34,200	(46)	(49)
DUB	Call - OTC CDX.IG-20 5-Year Index	Buy	0.650%	12/18/2013	10,700	(8)	(8)
	Put - OTC CDX.IG-20 5-Year Index	Sell	0.900%	12/18/2013	10,700	(18)	(15)
MYC	Put - OTC CDX.IG-20 5-Year Index	Sell	1.100%	12/18/2013	13,700	(27)	(8)

						$(285)	$(204)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	95.000	10/09/2013	$16,000	$(54)	$(7)
BPS	Put - OTC USD versus JPY		96.000	10/21/2013	14,900	(47)	(46)

						$(101)	$(53)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$13,700	$(116)	$(17)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	32,900	(293)	(40)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	14,800	(191)	(18)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,900	(37)	(6)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	15,400	(151)	(20)

						$(788)	$(101)

Total Written Options						$(7,623)	$(6,264)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.217%		$5,300	$(94)	$156	$62	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%		700	(6)	7	1	0
	Indonesia Government International Bond	1.000%	06/20/2016	1.554%		18,800	(349)	78	0	(271)
	Indonesia Government International Bond	1.000%	09/20/2016	1.634%		700	(11)	(2)	0	(13)
	MetLife, Inc.	1.000%	12/20/2014	0.195%		10,800	(143)	253	110	0
	MetLife, Inc.	1.000%	09/20/2015	0.368%		7,500	(492)	589	97	0
	MetLife, Inc.	1.000%	12/20/2015	0.400%		18,100	(865)	1,112	247	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		1,200	0	8	8	0
	Prudential Financial, Inc.	1.000%	12/20/2015	0.414%		9,000	(263)	383	120	0
BPS	U.S. Treasury Notes	0.250%	03/20/2016	0.326%	EUR	16,900	(238)	197	0	(41)
BRC	Berkshire Hathaway Finance Corp.	1.000%	12/20/2013	0.091%		$1,600	9	(5)	4	0
	Brazil Government International Bond	1.000%	06/20/2015	0.930%		1,000	(14)	16	2	0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%		2,300	(20)	21	1	0
	Brazil Government International Bond	1.000%	03/20/2016	1.120%		1,100	(7)	4	0	(3)
	Brazil Government International Bond	1.000%	06/20/2016	1.197%		18,400	(27)	(65)	0	(92)
	Brazil Government International Bond	1.000%	12/20/2016	1.314%		31,000	(781)	483	0	(298)
	Mexico Government International Bond	1.000%	03/20/2015	0.549%		5,500	(124)	162	38	0
CBK	Brazil Government International Bond	1.000%	09/20/2015	0.985%		1,000	(16)	16	0	0
	Brazil Government International Bond	1.000%	06/20/2016	1.197%		51,100	(156)	(100)	0	(256)
	General Electric Capital Corp.	3.850%	03/20/2014	0.193%		5,000	0	93	93	0
	JPMorgan Chase & Co.	1.000%	09/20/2014	0.305%		11,000	111	(33)	78	0
	MetLife, Inc.	1.000%	12/20/2015	0.400%		6,900	(251)	345	94	0
	Mexico Government International Bond	1.000%	03/20/2015	0.549%		3,600	(83)	108	25	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		1,200	(18)	27	9	0
DUB	Bank of America Corp.	1.000%	09/20/2014	0.317%		4,000	31	(3)	28	0
	Brazil Government International Bond	1.000%	06/20/2015	0.930%		6,600	(70)	80	10	0
	Brazil Government International Bond	1.000%	06/20/2016	1.197%		8,100	(20)	(21)	0	(41)
	Export-Import Bank of China	1.000%	06/20/2017	0.725%		800	(34)	42	8	0
	General Electric Capital Corp.	4.750%	12/20/2013	0.192%		11,100	0	130	130	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.398%		4,300	53	(1)	52	0
	Indonesia Government International Bond	1.000%	09/20/2015	1.268%		1,100	(26)	21	0	(5)
	Indonesia Government International Bond	1.000%	06/20/2017	1.955%		5,300	(156)	(23)	0	(179)
	Mexico Government International Bond	1.000%	03/20/2016	0.699%		15,800	(116)	238	122	0
	Mexico Government International Bond	1.000%	06/20/2016	0.744%		40,900	99	197	296	0
FBF	Brazil Government International Bond	1.000%	06/20/2015	0.930%		8,200	(209)	222	13	0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%		5,500	(69)	72	3	0
	China Government International Bond	1.000%	03/20/2015	0.226%		5,000	24	35	59	0
	JPMorgan Chase & Co.	1.000%	06/20/2014	0.223%		22,600	201	(66)	135	0
	Vodafone Group PLC	1.000%	03/20/2016	0.292%		3,900	56	14	70	0
GST	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.217%		2,600	(46)	77	31	0
	Brazil Government International Bond	1.000%	06/20/2015	0.930%		900	(12)	13	1	0
	Dell, Inc.	1.000%	06/20/2018	3.704%		6,200	(104)	(612)	0	(716)
	Japan Government International Bond	1.000%	12/20/2015	0.264%		2,800	69	(22)	47	0
	Kinder Morgan Energy Partners LP	1.000%	03/20/2018	0.812%		3,600	(147)	178	31	0
	Mexico Government International Bond	1.000%	06/20/2017	0.926%		500	(5)	6	1	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.985%		3,300	(33)	35	2	0
	Brazil Government International Bond	1.000%	06/20/2016	1.197%		25,400	(37)	(90)	0	(127)
	Mexico Government International Bond	1.000%	09/20/2016	0.781%		1,000	6	1	7	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		2,400	(53)	57	4	0
JPM	Brazil Government International Bond	1.000%	06/20/2015	0.930%		10,900	(120)	136	16	0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%		3,300	(34)	36	2	0
	Brazil Government International Bond	1.000%	09/20/2016	1.261%		5,300	(31)	(8)	0	(39)
	Mexico Government International Bond	0.920%	03/20/2016	0.700%		1,200	0	7	7	0
	Mexico Government International Bond	1.000%	09/20/2016	0.781%		700	4	1	5	0
MYC	Brazil Government International Bond	1.000%	06/20/2015	0.930%		1,500	(14)	17	3	0
	Indonesia Government International Bond	1.000%	09/20/2016	1.634%		5,300	(79)	(17)	0	(96)
	Mexico Government International Bond	1.000%	09/20/2016	0.781%		7,100	(33)	81	48	0
RYL	China Government International Bond	1.000%	09/20/2016	0.456%		400	3	4	7	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		5,400	(63)	105	42	0
SOG	United Kingdom Gilt	1.000%	03/20/2015	0.076%		7,900	34	77	111	0
UAG	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.217%		2,600	(47)	78	31	0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%		700	(7)	7	0	0
	Indonesia Government International Bond	1.000%	09/20/2016	1.634%		2,400	(38)	(5)	0	(43)
	Indonesia Government International Bond	1.000%	06/20/2017	1.955%		3,200	(99)	(9)	0	(108)
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		600	(8)	13	5	0
	U.S. Treasury Notes	0.250%	09/20/2015	0.328%	EUR	26,600	(398)	346	0	(52)

							$(5,366)	$5,302	$2,316	$(2,380)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	$6,100	$(265)	$7	$0	$(258)
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	33,800	4,264	(3,177)	1,087	0
DUB	CDX.EM-12 5-Year Index	5.000%	12/20/2014	2,600	259	(199)	60	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	18,400	2,222	(1,631)	591	0
FBF	CDX.EM-13 5-Year Index	5.000%	06/20/2015	1,000	137	(104)	33	0
GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015	400	50	(37)	13	0
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	1,833	0	31	31	0
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	3,056	(80)	(13)	0	(93)
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	37,700	4,099	(2,887)	1,212	0
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	3,000	345	(248)	97	0
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	4,051	0	70	70	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	11,000	1,288	(934)	354	0

					$12,319	$(9,122)	$3,548	$(351)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	5,400	$5	$(106)	$0	$(101)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		6,000	0	(29)	0	(29)
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MXN	17,100	(25)	(61)	0	(86)
BPS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		7,400	(11)	(24)	0	(35)
BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		29,500	14	58	72	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		18,300	(11)	14	3	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		932,000	(264)	1,804	1,540	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		149,000	(108)	(53)	0	(161)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		23,100	(15)	18	3	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		17,800	(4)	21	17	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		13,000	(26)	(39)	0	(65)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		83,000	(7)	(296)	0	(303)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		6,500	(19)	(11)	0	(30)
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		14,900	(26)	(21)	0	(47)
DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	9,000	32	(201)	0	(169)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		2,000	1	(10)	0	(9)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	14,800	(25)	(43)	0	(68)
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	6,600	0	(128)	0	(128)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		2,100	1	(11)	0	(10)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	35,100	(10)	68	58	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		124,600	(95)	(39)	0	(134)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		41,700	(26)	32	6	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		58,600	(12)	69	57	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		10,000	(23)	(28)	0	(51)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		15,600	(39)	(33)	0	(72)
HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		464,500	176	930	1,106	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		54,900	(35)	48	13	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		50,000	(34)	116	82	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		303,000	(483)	277	0	(206)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		19,500	(1)	20	19	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		161,500	(339)	(470)	0	(809)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		18,700	(31)	(56)	0	(87)
JPM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		18,500	(7)	10	3	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		9,200	(1)	10	9	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		21,200	(89)	22	0	(67)
MYC	Pay	1-Year BRL-CDI	9.140%	01/02/2017	BRL	4,000	13	(89)	0	(76)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		100	0	(1)	0	(1)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	30,400	6	66	72	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		105,000	(58)	231	173	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		196,000	(318)	184	0	(134)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		27,600	(16)	20	4	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		51,400	(11)	61	50	0
	Pay	28-Day MXN-TIIE	6.350%	06/02/2021		28,000	7	17	24	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		197,100	(354)	(633)	0	(987)
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	3,300	3	(72)	0	(69)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022	MXN	49,000	(5)	(173)	0	(178)
							$(2,270)	$1,469	$3,311	$(4,112)

Total Swap Agreements							$4,683	$(2,351)	$9,175	$(6,843)

(h)	Securities with an aggregate market value of $32,816 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,561	$0	$2,561
Corporate Bonds & Notes
Banking & Finance	0	1,264,542	23,389	1,287,931
Industrials	0	216,283	0	216,283
Utilities	0	133,277	0	133,277
Municipal Bonds & Notes
California	0	252,432	0	252,432
Colorado	0	3,949	0	3,949
Florida	0	5,127	0	5,127
Illinois	0	2,519	0	2,519
Iowa	0	713	0	713
Mississippi	0	2,523	0	2,523
Nebraska	0	7,054	0	7,054
Nevada	0	5,098	0	5,098
New Jersey	0	37,536	0	37,536
New York	0	56,097	0	56,097
Ohio	0	40,691	0	40,691
Texas	0	55,355	0	55,355
Washington	0	19,472	0	19,472
Wisconsin	0	3,548	0	3,548
U.S. Government Agencies	0	3,493,091	0	3,493,091
U.S. Treasury Obligations	0	3,148,252	0	3,148,252
Mortgage-Backed Securities	0	508,198	0	508,198
Asset-Backed Securities	0	224,466	0	224,466
Sovereign Issues	0	346,936	0	346,936
Preferred Securities
Banking & Finance	13,375	0	8,770	22,145
Short-Term Instruments
Certificates of Deposit	0	51,221	0	51,221
Commercial Paper	0	152,601	0	152,601
Repurchase Agreements	0	1,677	0	1,677
Italy Treasury Bills	0	258,872	0	258,872
Spain Treasury Bills	0	107,027	0	107,027
U.S. Treasury Bills	0	11,430	0	11,430
	$13,375	$10,412,548	$32,159	$10,458,082

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,448,441	0	0	1,448,441

Total Investments	$1,461,816	$10,412,548	$32,159	$11,906,523

Short Sales, at Value
U.S. Government Agencies	$0	$(74,238)	$0	$(74,238)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,951	420	0	2,371
Over the counter	0	16,367	0	16,367
	$1,951	$16,787	$0	$18,738

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7)	(179)	0	(186)
Over the counter	0	(43,219)	(100)	(43,319)

	$(7)	$(43,398)	$(100)	$(43,505)

Totals	$1,463,760	$10,311,699	$32,059	$11,807,518

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
Bank Loan Obligations	$4,507	$0	$(4,581)	$6	$93	$(25)	$0	$0	$0	$0
Corporate Bonds & Notes Banking & Finance	24,793	0	(189)	(35)	(2)	(1,178)	0	0	23,389	(1,169)
Mortgage-Backed Securities	13,060	0	(79)	1	17	(392)	0	(12,607)	0	0
Asset-Backed Securities	29,649	0	(21,570)	0	0	69	0	(8,148)	0	0
Preferred Securities
Banking & Finance	9,097	0	0	0	0	(327)	0	0	8,770	(327)

	$81,106	$0	$(26,419)	$(28)	$108	$(1,853)	$0	$(20,755)	$32,159	$(1,496)

Financial Derivative Instruments – Liabilities
Over the counter	$(166)	$0	$0	$0	$0	$66	$0	$0	$(100)	$66

Totals	$80,940	$0	$(26,419)	$(28)	$108	$(1,787)	$0	$(20,755)	$32,059	$(1,430)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$7,665	Benchmark Pricing	Base Price	100.88
	15,724	Third Party Vendor	Broker Quote	97.58
Preferred Securities
	8,770	Benchmark Pricing	Base Price	$7,066.86

Financial Derivative Instruments - Liabilities
Over the counter	(100)	Indicative Market Quotation	Broker Quote	0.11-0.13

Total	$32,059

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Portfolio

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.1%
BANK LOAN OBLIGATIONS 1.2%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$2,853	$2,861
DaVita, Inc.
4.000% due 11/01/2019		199	200
Dell, Inc.
3.750% due 09/24/2018		200	199
4.500% due 03/24/2020		400	394
H.J. Heinz Co.
3.500% due 06/05/2020		898	902
Springleaf Financial Funding Co.
5.500% due 05/10/2017		29	29

Total Bank Loan Obligations (Cost $4,547)			4,585

CORPORATE BONDS & NOTES 11.8%
BANKING & FINANCE 4.9%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		1,300	1,342
AGFC Capital Trust
6.000% due 01/15/2067		100	83
American International Group, Inc.
8.250% due 08/15/2018		1,200	1,500
Banco Bradesco S.A.
2.363% due 05/16/2014		300	302
Bank of America Corp.
7.625% due 06/01/2019		1,200	1,474
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		194	194
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		600	600
Goldman Sachs Group, Inc.
5.375% due 03/15/2020		1,200	1,324
5.950% due 01/18/2018		600	679
6.150% due 04/01/2018		200	229
International Lease Finance Corp.
6.500% due 09/01/2014		800	834
LBG Capital PLC
7.588% due 05/12/2020	GBP	1,100	1,870
Lloyds TSB Bank PLC
5.800% due 01/13/2020		$1,200	1,370
Murray Street Investment Trust
4.647% due 03/09/2017		200	214
Prudential Covered Trust
2.997% due 09/30/2015		765	789
QBE Capital Funding Ltd.
7.250% due 05/24/2041		200	211
Rabobank Group
6.875% due 03/19/2020	EUR	1,000	1,500
Royal Bank of Scotland PLC
4.375% due 03/16/2016		$400	427
SLM Corp.
0.566% due 01/27/2014		400	398
5.000% due 04/15/2015		500	521
6.250% due 01/25/2016		200	214
Standard Chartered PLC
3.950% due 01/11/2023		200	189
Union Bank N.A.
1.209% due 06/06/2014		1,200	1,207
2.625% due 09/26/2018		300	303
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		600	621
6.902% due 07/09/2020		600	660

			19,055

INDUSTRIALS 3.1%
ALROSA Finance S.A.
7.750% due 11/03/2020		600	669
Altria Group, Inc.
4.750% due 05/05/2021		500	532
America Movil S.A.B. de C.V.
3.125% due 07/16/2022		600	554

Audatex North America, Inc.
6.750% due 06/15/2018	550	586
Aviation Capital Group Corp.
3.875% due 09/27/2016	400	406
Barrick North America Finance LLC
4.400% due 05/30/2021	100	93
CNPC General Capital Ltd.
1.450% due 04/16/2016	3,000	2,993
General Electric Co.
2.700% due 10/09/2022	400	378
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020	200	191
Massachusetts Institute of Technology
5.600% due 07/01/2111	100	118
MGM Resorts International
6.625% due 07/15/2015	1,700	1,840
SABMiller Holdings, Inc.
0.955% due 08/01/2018	3,600	3,626
WMG Acquisition Corp.
6.000% due 01/15/2021	270	281

		12,267

UTILITIES 3.8%
AES Corp.
7.375% due 07/01/2021	1,100	1,215
FirstEnergy Corp.
4.250% due 03/15/2023	200	183
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015	3,600	3,614
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	800	851
Verizon Communications, Inc.
1.782% due 09/15/2016	2,800	2,885
2.002% due 09/14/2018	900	947
2.500% due 09/15/2016	700	722
3.650% due 09/14/2018	500	528
4.500% due 09/15/2020	500	533
5.150% due 09/15/2023	400	430
6.400% due 09/15/2033	700	780
6.550% due 09/15/2043	2,100	2,379

		15,067

Total Corporate Bonds & Notes (Cost $44,764)		46,389

CONVERTIBLE BONDS & NOTES 0.5%
INDUSTRIALS 0.5%
Electronic Arts, Inc.
0.750% due 07/15/2016	1,800	1,963

Total Convertible Bonds & Notes (Cost $1,800)		1,963

MUNICIPAL BONDS & NOTES 2.8%
CALIFORNIA 1.1%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	2,550	2,955
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	1,100	1,178

		4,133

MASSACHUSETTS 1.0%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,900	4,108

NEW YORK 0.1%
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2024	100	115
5.000% due 08/01/2027	100	111

		226

WASHINGTON 0.6%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.403% due 07/01/2025	2,600	2,472

Total Municipal Bonds & Notes (Cost $10,668)		10,939

U.S. GOVERNMENT AGENCIES 10.6%
Fannie Mae
2.500% due 12/01/2042 - 08/01/2043	9,000	8,390
3.500% due 09/01/2042 - 07/01/2043	8,221	8,386
Freddie Mac
1.734% due 10/25/2021 (a)	395	39
4.000% due 11/01/2043	5,000	5,209
4.500% due 03/01/2039 - 11/01/2043	3,820	4,059
5.500% due 06/01/2037 - 08/15/2051	888	970
Ginnie Mae
2.500% due 12/15/2042 - 03/15/2043	1,000	934
3.000% due 09/15/2042 - 10/01/2043	14,000	13,839

Total U.S. Government Agencies (Cost $40,607)		41,826

U.S. TREASURY OBLIGATIONS 42.3%
U.S. Treasury Bonds
2.750% due 11/15/2042	5,400	4,469
3.000% due 05/15/2042	500	438
3.500% due 02/15/2039	1,000	981
6.250% due 08/15/2023 (g)	3,300	4,371
7.125% due 02/15/2023	200	278
7.250% due 08/15/2022 (g)	100	139
7.500% due 11/15/2024	400	585
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022	914	901
0.125% due 01/15/2023	1,316	1,281
0.375% due 07/15/2023	301	300
0.625% due 07/15/2021 (g)	1,140	1,188
0.750% due 02/15/2042	4,859	4,167
1.125% due 01/15/2021 (g)	3,737	4,027
2.000% due 01/15/2026	235	272
2.125% due 02/15/2041	1,173	1,392
2.375% due 01/15/2025 (c)	124	148
2.375% due 01/15/2027	695	837
U.S. Treasury Notes
0.250% due 01/31/2014	1,900	1,901
0.250% due 02/28/2014	900	901
0.250% due 03/31/2014	13,117	13,130
0.250% due 04/30/2014	6,200	6,207
0.250% due 05/31/2014	2,000	2,002
0.250% due 06/30/2014	11,100	11,113
0.625% due 07/15/2014	8,488	8,524
0.750% due 12/15/2013	300	300
0.750% due 06/15/2014	1,000	1,005
0.875% due 01/31/2017	900	902
1.000% due 01/15/2014	300	301
1.000% due 06/30/2019	400	386
1.000% due 09/30/2019	200	192
1.000% due 11/30/2019	5,200	4,962
1.125% due 12/31/2019	3,400	3,261
1.250% due 02/15/2014 (i)	1,259	1,265
1.250% due 03/15/2014	641	645
1.250% due 04/15/2014	700	704
1.375% due 06/30/2018	10,700	10,732
1.375% due 02/28/2019	6,000	5,956
1.500% due 12/31/2013	400	401
1.500% due 07/31/2016	2,400	2,461
1.625% due 08/15/2022 (i)	11,700	10,906
1.750% due 03/31/2014	1,000	1,008
1.875% due 04/30/2014	600	606
1.875% due 06/30/2020	200	199
2.000% due 07/31/2020	24,200	24,266
2.000% due 11/15/2021	700	685
2.125% due 08/15/2021	8,200	8,137
2.250% due 05/31/2014	600	609
2.625% due 06/30/2014	10,400	10,597
2.625% due 08/15/2020	400	418
3.125% due 05/15/2021	5,700	6,094

Total U.S. Treasury Obligations (Cost $170,019)		166,550

MORTGAGE-BACKED SECURITIES 8.7%
Banc of America Commercial Mortgage Trust
5.742% due 04/10/2049	104	114
Banc of America Large Loan Trust
2.482% due 11/15/2015	2,562	2,567
BCAP LLC Trust
5.250% due 06/26/2036	886	790
Bear Stearns Adjustable Rate Mortgage Trust
2.731% due 01/25/2035	56	56

CBA Commercial Small Balance Commercial Mortgage
0.429% due 06/25/2038		5,569	3,486
Countrywide Alternative Loan Trust
6.000% due 02/25/2037 ^		753	537
6.000% due 05/25/2037 ^		593	459
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		5,388	5,740
First Horizon Alternative Mortgage Securities
2.316% due 06/25/2034		391	376
First Horizon Mortgage Pass-Through Trust
2.445% due 11/25/2037		4,454	3,827
Granite Mortgages PLC
0.898% due 09/20/2044	GBP	352	564
Harborview Mortgage Loan Trust
0.591% due 11/19/2034		$108	79
IndyMac Mortgage Loan Trust
0.389% due 04/25/2046		3,731	2,907
2.541% due 10/25/2034		75	73
JPMorgan Alternative Loan Trust
0.329% due 07/25/2036		243	241
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		191	205
5.397% due 05/15/2045		721	794
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		58	63
Morgan Stanley Capital Trust
4.700% due 07/15/2056		99	102
5.665% due 04/15/2049		1,490	1,641
RBSSP Resecuritization Trust
0.429% due 02/26/2037		1,404	1,279
RMAC Securities PLC
0.668% due 06/12/2044	GBP	2,013	2,981
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.500% due 09/25/2035		$721	717
Thornburg Mortgage Securities Trust
1.429% due 06/25/2037		174	146
5.750% due 06/25/2037		772	745
Wachovia Bank Commercial Mortgage Trust
0.262% due 06/15/2020		814	804
5.749% due 07/15/2045		518	574
6.123% due 02/15/2051		435	473
WaMu Mortgage Pass-Through Certificates
0.409% due 04/25/2045		151	140
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 01/25/2035		974	968
2.640% due 06/25/2035		669	684

Total Mortgage-Backed Securities (Cost $31,162)			34,132

ASSET-BACKED SECURITIES 9.1%
Access Group, Inc.
1.566% due 10/27/2025		712	718
Asset-Backed Funding Certificates Trust
0.339% due 01/25/2037		4,249	2,371
0.399% due 01/25/2037		2,956	1,663
Avoca CLO PLC
0.591% due 09/15/2021	EUR	1,384	1,849
Bear Stearns Asset-Backed Securities Trust
0.379% due 04/25/2037		$1,017	830
1.429% due 08/25/2037		278	229
Belle Haven ABS CDO Ltd.
0.626% due 11/03/2044		367	176
0.666% due 11/03/2044		562	268
Berica Asset-Backed Security SRL
0.521% due 12/30/2055	EUR	1,202	1,560
Chester Asset Receivables Dealings Issuer PLC
0.703% due 04/15/2016	GBP	600	970
Citigroup Mortgage Loan Trust, Inc.
0.319% due 08/25/2036		$132	87
Countrywide Asset-Backed Certificates
0.309% due 06/25/2047		341	337
0.319% due 08/25/2037		4,000	2,906
0.329% due 04/25/2047		1,861	1,438
0.329% due 06/25/2047		3,500	2,536
0.369% due 06/25/2047		4,000	2,993
0.439% due 05/25/2036		125	125
0.459% due 09/25/2036		4,500	3,492
0.529% due 05/25/2036		400	365
5.103% due 05/25/2035		800	780
5.539% due 07/25/2036		300	212
5.595% due 08/25/2035		600	498
Credit-Based Asset Servicing and Securitization LLC
4.427% due 03/25/2037 ^		3,261	1,729
GSAMP Trust
0.409% due 03/25/2047		2,000	835

Huntington CDO Ltd.
0.536% due 11/05/2040		649	578
Morgan Stanley ABS Capital, Inc.
0.319% due 11/25/2036		281	157
Newcastle CDO Ltd.
0.590% due 12/24/2039		639	602
Securitized Asset-Backed Receivables LLC Trust
0.944% due 02/25/2034		706	643
Sierra Madre Funding Ltd.
0.562% due 09/07/2039		1,487	1,070
0.582% due 09/07/2039		3,431	2,479
SLM Student Loan Trust
2.350% due 04/15/2039		235	236
Structured Asset Investment Loan Trust
0.539% due 10/25/2035		632	607
Triaxx Prime CDO Ltd.
0.439% due 10/02/2039		549	413

Total Asset-Backed Securities (Cost $29,037)			35,752

SOVEREIGN ISSUES 4.6%
Australia Government Bond
2.750% due 04/21/2024	AUD	3,300	2,774
3.250% due 04/21/2025		1,800	1,564
5.500% due 12/15/2013		1,400	1,314
5.500% due 04/21/2023		6,800	7,196
5.750% due 05/15/2021		100	107
5.750% due 07/15/2022		600	643
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	7,500	2,376
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	300	454
Mexico Government International Bond
6.500% due 06/10/2021	MXN	4,860	390
10.000% due 12/05/2024		8,060	811
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	200	157
Russia Government International Bond
4.500% due 04/04/2022		$400	410

Total Sovereign Issues (Cost $18,039)			18,196

SHORT-TERM INSTRUMENTS 6.5%
COMMERCIAL PAPER 0.6%
Daimler Finance North America LLC
1.070% due 10/11/2013		2,300	2,299
1.070% due 10/15/2013		300	300

			2,599

REPURCHASE AGREEMENTS (d) 0.4%			1,500

SHORT-TERM NOTES 4.4%
Federal Home Loan Bank
0.074% due 03/28/2014		17,300	17,298
Freddie Mac
0.112% due 01/23/2014		100	100

			17,398

U.S. TREASURY BILLS 1.1%
0.101% due 01/09/2014 - 07/24/2014 (b)(e)(i)		4,497	4,496

Total Short-Term Instruments (Cost $25,987)			25,993

Total Investments in Securities (Cost $376,630)			386,325

	SHARES
INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio		1,954,638	19,560

Total Short-Term Instruments (Cost $19,558)	19,560

Total Investments in Affiliates (Cost $19,558)	19,560

Total Investments 103.1% (Cost $396,188)	$405,885
Financial Derivative Instruments (f)(h) (0.3%) (Cost or Premiums, net $1,831)	(1,340)
Other Assets and Liabilities, net (2.8%)	(10,987)

Net Assets 100.0%	$393,558

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.080%	09/30/2013	10/01/2013	$600	U.S. Treasury Notes 0.250% due 09/30/2015	$(612)	$600	$600
GSC	0.090%	09/30/2013	10/01/2013	400	Fannie Mae 2.500% due 12/01/2027	(413)	400	400
SSB	0.000%	09/30/2013	10/01/2013	500	Fannie Mae 2.200% due 10/17/2022	(512)	500	500

Total Repurchase Agreements						$(1,537)	$1,500	$1,500

(1)	Includes accrued interest.

As of September 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2013 was $5,105 at a weighted average interest rate of (0.205%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
Fannie Mae	2.500%	10/01/2028	$2,000	$(1,961)	$(2,012)
Fannie Mae	3.000%	10/01/2028	1,000	(1,013)	(1,035)
Fannie Mae	3.000%	10/01/2043	10,000	(9,458)	(9,777)
Fannie Mae	3.500%	10/01/2028	14,000	(14,574)	(14,777)
Fannie Mae	3.500%	10/01/2043	13,400	(13,255)	(13,655)
Fannie Mae	4.000%	10/01/2043	5,000	(5,066)	(5,244)
Fannie Mae	4.500%	10/01/2043	4,000	(4,205)	(4,274)
Ginnie Mae	3.500%	10/01/2043	3,000	(2,985)	(3,082)
U.S. Treasury Bonds	2.750%	08/15/2042	1,200	(964)	(999)
U.S. Treasury Bonds	2.875%	05/15/2043	1,400	(1,190)	(1,204)
U.S. Treasury Bonds	3.125%	02/15/2042	2,000	(1,780)	(1,809)
U.S. Treasury Bonds	3.750%	08/15/2041	3,900	(3,851)	(3,983)
U.S. Treasury Bonds	4.625%	02/15/2040	800	(915)	(946)
U.S. Treasury Notes	0.625%	09/26/2013	700	(700)	(702)
U.S. Treasury Notes	1.000%	09/30/2016	2,700	(2,723)	(2,730)
U.S. Treasury Notes	1.500%	08/31/2018	500	(503)	(504)
U.S. Treasury Notes	1.750%	05/15/2023	4,000	(3,624)	(3,735)
U.S. Treasury Notes	2.000%	02/15/2022	10,100	(9,622)	(9,850)
U.S. Treasury Notes	2.125%	08/31/2020	500	(502)	(506)
U.S. Treasury Notes	2.375%	05/31/2018	9,800	(10,254)	(10,371)
U.S. Treasury Notes	2.500%	08/15/2023	400	(394)	(397)

Total Short Sales				$(89,539)	$(91,592)

(2)	Market value includes $193 of interest payable on short sales.

(e)	Securities with an aggregate market value of $682 have been pledged as collateral under the terms of master agreements as of September 30, 2013.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	2	$(1)	$0	$0
90-Day Eurodollar December Futures	Long	12/2014	1	0	0	0
90-Day Eurodollar December Futures	Long	12/2015	100	(66)	5	0
90-Day Eurodollar September Futures	Long	09/2014	23	5	0	0
Euro-OAT France Government Bond December Futures	Short	12/2013	145	(430)	0	(84)
Japan Government 10-Year Bond December Futures	Short	12/2013	4	(50)	1	(5)
U.S. Treasury 2-Year Note December Futures	Short	12/2013	47	(27)	0	(3)
U.S. Treasury Long Bond December Futures	Short	12/2013	4	(16)	0	0

Total Futures Contracts				$(585)	$6	$(92)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016		$48	$(4)	$(1)	$0	$0
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017		941	(71)	(108)	0	0
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017		13,200	(946)	(715)	1	0
iTraxx Europe 9 Index	(1.750%)	06/20/2018	EUR	2,700	(90)	(40)	7	0
iTraxx Europe 17 Index	(1.000%)	06/20/2017		17,500	(198)	(217)	36	0
iTraxx Europe 18 Index	(1.000%)	12/20/2017		17,600	(159)	(316)	44	0
iTraxx Europe 19 Index	(1.000%)	06/20/2018		3,100	(11)	(53)	9	0
iTraxx Europe Crossover 17 Index	(5.000%)	06/20/2017		1,500	(157)	(35)	8	0
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017		800	(72)	(38)	5	0

					$(1,708)	$(1,523)	$110	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.000%	06/16/2016	CAD	1,800	$7	$13	$2	$0
Pay	3-Month CAD-Bank Bill	3.400%	12/15/2021		200	(1)	(1)	1	0
Pay	3-Month CAD-Bank Bill	3.000%	06/15/2022		200	(5)	(6)	1	0
Pay	3-Month CAD-Bank Bill	2.500%	12/18/2023		5,900	(302)	(286)	27	0
Receive	3-Month CAD-Bank Bill	2.480%	12/15/2041		200	9	10	0	(0)
Receive	3-Month CAD-Bank Bill	2.400%	03/17/2042		200	9	10	0	(0)
Receive	3-Month CAD-Bank Bill	2.625%	09/16/2043		2,500	428	369	0	(21)
Receive	3-Month USD-LIBOR	0.750%	06/19/2016		$10,400	(37)	5	0	(3)
Pay	3-Month USD-LIBOR	1.650%	09/09/2018		100	1	1	0	0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		1,300	(17)	(40)	0	(1)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		5,000	528	519	0	(1)
Receive	3-Month USD-LIBOR	2.950%	07/10/2043		2,000	263	169	0	0
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023	AUD	500	(28)	(15)	2	0
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		2,000	(76)	(63)	8	0
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		100	(2)	(2)	0	0
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		1,600	(1)	(6)	6	0
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		1,900	(19)	(31)	8	0
Receive	6-Month EUR-EURIBOR	1.829%	06/21/2023	EUR	1,000	21	21	0	(5)
Receive	6-Month EUR-EURIBOR	2.250%	03/19/2024		900	(3)	(6)	0	(5)
Receive	6-Month EUR-EURIBOR	2.500%	03/20/2033		1,500	12	29	0	(11)
Receive	6-Month JPY-LIBOR	0.500%	09/18/2020	JPY	360,000	17	1	0	(3)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023		1,170,000	(168)	(48)	0	(12)
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041		200,000	(95)	99	0	(10)
Receive	6-Month JPY-LIBOR	1.750%	03/21/2043		100,000	23	26	0	(5)

						$564	$768	$55	$(77)

Total Swap Agreements						$(1,144)	$(755)	$165	$(77)

(g)	Securities with an aggregate market value of $3,264 and cash of $138 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2013	AUD	3,785		$3,391	$0	$(140)
	10/2013	EUR	7,384		9,838	0	(152)
	10/2013	GBP	2,799		4,347	0	(185)
	10/2013	JPY	99,785		1,009	0	(6)
	10/2013	RUB	7,558		232	0	(1)
	10/2013		$16,742	AUD	17,992	43	0
	10/2013		1,447	JPY	141,200	0	(11)
	11/2013	AUD	17,992		$16,705	0	(43)
	02/2014	BRL	310		149	13	0
	02/2014		$149	BRL	310	0	(13)
BPS	02/2014		200		415	0	(18)
BRC	10/2013		4,493	GBP	2,799	38	0
	11/2013	GBP	2,799		$4,492	0	(38)
	11/2013	HUF	424,143		1,874	0	(49)
CBK	10/2013	AUD	10,708		9,599	0	(391)
	10/2013		$509	EUR	381	7	0
	10/2013		109	TRY	208	0	(6)
	03/2014	RUB	6,154		$189	4	0
	04/2014		$1,248	CNY	7,915	35	0
DUB	10/2013	AUD	3,499		$3,118	0	(147)
	10/2013		$6,070	EUR	4,496	13	0
	10/2013		2,434	JPY	239,000	0	(2)
	11/2013	EUR	4,496		$6,070	0	(13)
	12/2013	CAD	183		178	1	0
	04/2014	CNY	6,895		1,104	0	(13)
	10/2016	JPY	120,988		1,710	431	0
FBF	10/2013	TRY	3,456		1,872	163	0
	10/2013		$70	TRY	134	0	(4)
	11/2013		201	BRL	467	8	0
	03/2014	RUB	6,155		$189	4	0
GLM	10/2013	EUR	213		288	0	0
	02/2014	BRL	467		225	21	0
	02/2014		$225	BRL	467	0	(21)
	03/2014		380	RUB	12,380	0	(8)
HUS	10/2013	BRL	1,961		$851	0	(34)
	10/2013	EUR	1,672		2,263	1	0
	10/2013	NZD	215		166	0	(12)
	10/2013		$879	BRL	1,961	6	0
	10/2013		1,405	TRY	2,689	0	(76)
	11/2013	NZD	214		$177	0	(1)
JPM	10/2013	EUR	324		393	0	(45)
	10/2013		$6,601	EUR	4,967	119	0
	10/2013		223	TRY	427	0	(12)
	11/2013	EUR	228		$307	0	(1)
	12/2013	MXN	20,103		1,516	0	(10)
	02/2014	BRL	415		200	18	0
	03/2014		$190	RUB	6,189	0	(4)
MSC	10/2013	BRL	3,302		$1,435	0	(55)
	10/2013	EUR	251		335	0	(5)
	10/2013		$1,456	BRL	3,302	34	0
	11/2013	BRL	3,302		$1,446	0	(32)
UAG	10/2013		$233	RUB	7,558	0	0
	01/2014	RUB	7,558		$229	0	0
	03/2014		6,270		193	4	0

Total Forward Foreign Currency Contracts						$963	$(1,548)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.090%	08/06/2014	EUR	1,900	$58	$62
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800%	03/06/2014		1,600	90	53
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.080%	11/29/2013		$7,300	56	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016		7,800	337	272
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000%	03/07/2014		1,300	2	1
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650%	08/06/2014	EUR	3,800	281	310
FBF	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800%	03/12/2014		800	46	28
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800%	03/12/2014		1,500	87	52
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.090%	08/06/2014		1,900	58	62
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000%	03/07/2014		$2,400	4	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.350%	02/29/2016		1,900	87	134
RYL	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		3,300	263	477

								$1,369	$1,453

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus BRL	BRL	1.956	02/13/2014		$596	$8	$1
BPS	Call - OTC USD versus CNY	CNY	6.386	04/09/2014		1,800	6	2
BRC	Call - OTC USD versus CNY		6.410	02/26/2014		1,592	6	1
CBK	Put - OTC EUR versus USD		$1.292	11/12/2013	EUR	3,612	32	5
	Call - OTC USD versus CNY	CNY	6.410	02/26/2014		$1,518	6	1
	Put - OTC USD versus RUB	RUB	30.000	02/13/2014		200	3	0
DUB	Call - OTC USD versus CNY	CNY	6.552	10/11/2013		1,500	8	0
	Call - OTC USD versus CNY		6.249	06/04/2014		400	5	1
	Put - OTC USD versus CNY		6.249	06/04/2014		400	5	6
FBF	Put - OTC USD versus RUB	RUB	30.000	02/13/2014		2,900	41	3
GLM	Put - OTC USD versus BRL	BRL	1.956	02/13/2014		900	13	1
HUS	Call - OTC USD versus CNY	CNY	6.354	11/04/2013		1,800	18	0
	Call - OTC USD versus CNY		6.272	01/13/2014		900	9	1
	Call - OTC USD versus CNY		6.236	05/19/2014		3,352	34	13
	Put - OTC USD versus CNY		6.236	05/19/2014		3,352	34	46
	Put - OTC USD versus RUB	RUB	30.000	02/13/2014		2,100	28	2
JPM	Put - OTC USD versus BRL	BRL	1.956	02/13/2014		1,396	19	2
	Call - OTC USD versus CNY	CNY	6.236	05/19/2014		2,170	22	8
	Put - OTC USD versus CNY		6.236	05/19/2014		2,170	22	30
	Put - OTC USD versus INR	INR	53.500	02/28/2014		768	11	1
MSX	Put - OTC USD versus BRL	BRL	1.956	02/13/2014		1,200	16	1
RYL	Call - OTC USD versus CNY	CNY	6.248	06/04/2014		700	8	3
	Put - OTC USD versus CNY		6.248	06/04/2014		700	8	11
UAG	Call - OTC USD versus CNY		6.410	02/26/2014		791	3	1
	Call - OTC USD versus CNY		6.386	04/09/2014		1,700	6	2
	Call - OTC USD versus CNY		6.248	06/04/2014		2,300	28	9
	Put - OTC USD versus CNY		6.248	06/04/2014		2,300	28	35
	Put - OTC USD versus RUB	RUB	30.000	02/13/2014		1,000	14	1

							$441	$187

Total Purchased Options							$1,810	$1,640

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	$29,700	$(369)	$(284)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920%	11/29/2013	7,300	(70)	(77)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	11/29/2013	5,700	(44)	(8)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	10/28/2013	34,400	(96)	(232)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530%	02/29/2016	7,800	(96)	(174)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	13,900	(264)	(485)

							$(939)	$(1,260)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC USD versus JPY	JPY	95.650	10/21/2013	$1,464	$(14)	$(4)
	Put - OTC USD versus JPY		95.800	10/22/2013	2,924	(26)	(8)
	Call - OTC USD versus JPY		104.050	10/22/2013	1,425	(13)	0
	Put - OTC USD versus JPY		95.500	10/25/2013	2,936	(26)	(8)
	Call - OTC USD versus JPY		103.900	10/25/2013	2,936	(28)	(1)

						$(107)	$(21)

Total Written Options						$(1,046)	$(1,281)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	AT&T, Inc.	(1.000%	)	03/20/2017	0.436%		$100	$(1)	$(1)	$0	$(2)
	Australia & New Zealand Banking Group Ltd.	(1.000%	)	06/20/2018	0.996%		200	(2)	2	0	(0)
	Carnival Corp.	(1.000%	)	09/20/2017	0.635%		200	2	(5)	0	(3)
	Caterpillar, Inc.	(1.000%	)	09/20/2016	0.367%		300	(2)	(4)	0	(6)
	Costco Wholesale Corp.	(1.000%	)	03/20/2017	0.239%		400	(10)	0	0	(10)
	DDR Corp.	(1.000%	)	09/20/2017	0.893%		400	18	(19)	0	(1)
	DDR Corp.	(1.000%	)	12/20/2017	0.949%		100	4	(4)	0	(0)
	Home Depot, Inc.	(1.000%	)	09/20/2016	0.156%		100	(2)	(1)	0	(3)
	Kimco Realty Corp.	(1.000%	)	09/20/2017	0.703%		200	3	(6)	0	(3)
	Kohl’s Corp.	(1.000%	)	06/20/2016	0.461%		100	(1)	0	0	(1)
	Kroger Co.	(1.000%	)	12/20/2016	0.305%		300	(1)	(6)	0	(7)
	Limited Brands, Inc.	(1.000%	)	03/20/2017	1.092%		400	21	(20)	1	0
	Macy’s Retail Holdings, Inc.	(1.000%	)	03/20/2017	0.594%		1,500	11	(32)	0	(21)
	Macy’s Retail Holdings, Inc.	(1.000%	)	06/20/2017	0.660%		300	0	(4)	0	(4)
	Marriott International, Inc.	(1.000%	)	09/20/2016	0.319%		200	3	(8)	0	(5)
	Marriott International, Inc.	(1.000%	)	03/20/2017	0.399%		800	(3)	(14)	0	(17)
	Marriott International, Inc.	(1.000%	)	06/20/2017	0.446%		400	(3)	(5)	0	(8)
	Marriott International, Inc.	(1.000%	)	12/20/2017	0.522%		400	(1)	(7)	0	(8)
	Nordstrom, Inc.	(1.000%	)	12/20/2017	0.517%		300	(3)	(4)	0	(7)
	Standard Chartered PLC	(1.000%	)	06/20/2017	0.990%	EUR	200	6	(7)	0	(1)
	Sweden Government Bond	(0.250%	)	09/20/2021	0.342%		$400	7	(5)	2	0
	Target Corp.	(1.000%	)	09/20/2016	0.177%		100	(2)	0	0	(2)
	Target Corp.	(1.000%	)	03/20/2017	0.213%		900	(22)	(3)	0	(25)
	Target Corp.	(1.000%	)	06/20/2017	0.232%		300	(9)	0	0	(9)
	Target Corp.	(1.000%	)	09/20/2017	0.249%		500	(14)	(1)	0	(15)
	Wal-Mart Stores, Inc.	(1.000%	)	06/20/2017	0.165%		400	(13)	0	0	(13)
	Wal-Mart Stores, Inc.	(1.000%	)	06/20/2021	0.490%		100	(2)	(1)	0	(3)
	Wells Fargo & Co.	(1.000%	)	09/20/2016	0.329%		100	1	(3)	0	(2)
	Wells Fargo & Co.	(1.000%	)	12/20/2016	0.350%		100	2	(4)	0	(2)
BPS	Carnival Corp.	(1.000%	)	09/20/2016	0.419%		100	0	(2)	0	(2)
	Carnival Corp.	(1.000%	)	09/20/2017	0.635%		800	(2)	(10)	0	(12)
	Lockheed Martin Corp.	(1.000%	)	09/20/2017	0.262%		500	(10)	(5)	0	(15)
	Newell Rubbermaid, Inc.	(1.000%	)	03/20/2018	0.553%		100	(1)	(1)	0	(2)
	Newell Rubbermaid, Inc.	(1.000%	)	06/20/2018	0.600%		200	(3)	0	0	(3)
	Ryder System, Inc.	(1.000%	)	09/20/2016	0.431%		100	1	(2)	0	(1)
	Sweden Government Bond	(0.250%	)	09/20/2021	0.342%		100	2	(1)	1	0
	Telefonaktiebolaget LM Ericsson	(1.000%	)	09/20/2017	0.686%	EUR	100	3	(5)	0	(2)
	United Parcel Service of America, Inc.	(1.000%	)	09/20/2017	0.168%		$400	(13)	0	0	(13)
	Weyerhaeuser Co.	(1.000%	)	06/20/2018	0.915%		100	0	0	0	0
BRC	E.I. du Pont de Nemours & Co.	(1.000%	)	03/20/2018	0.498%		200	(6)	1	0	(5)
	Halliburton Co.	(1.000%	)	09/20/2016	0.185%		100	(2)	(1)	0	(3)
	Lockheed Martin Corp.	(1.000%	)	03/20/2018	0.315%		200	(3)	(3)	0	(6)
	Newell Rubbermaid, Inc.	(1.000%	)	03/20/2018	0.553%		100	(1)	(1)	0	(2)
	Nordstrom, Inc.	(1.000%	)	12/20/2017	0.517%		200	(1)	(3)	0	(4)
	Nordstrom, Inc.	(1.000%	)	03/20/2018	0.585%		100	(1)	(1)	0	(2)
	Qwest Corp.	(1.000%	)	03/20/2018	0.885%		100	0	(1)	0	(1)
	Raytheon Co.	(1.000%	)	03/20/2018	0.281%		200	(6)	(1)	0	(7)
	Williams Cos., Inc.	(1.000%	)	09/20/2016	0.584%		100	2	(4)	0	(2)
	Yum! Brands, Inc.	(1.000%	)	12/20/2017	0.407%		400	(8)	(2)	0	(10)
CBK	Australia & New Zealand Banking Group Ltd.	(1.000%	)	06/20/2018	0.996%		800	(10)	9	0	(1)
	CVS Caremark Corp.	(1.000%	)	03/20/2018	0.315%		200	(6)	0	0	(6)
	Generali Finance B.V.	(1.000%	)	09/20/2016	1.692%	EUR	100	9	(6)	3	0
	Intesa Sanpaolo SpA	(1.000%	)	09/20/2021	3.343%		100	10	10	20	0
	Lockheed Martin Corp.	(1.000%	)	06/20/2017	0.241%		$100	(2)	(1)	0	(3)
	Lockheed Martin Corp.	(1.000%	)	09/20/2017	0.262%		100	(2)	(1)	0	(3)
	Norfolk Southern Corp.	(1.000%	)	09/20/2017	0.226%		200	(6)	0	0	(6)
	Rabobank Group	(1.000%	)	03/20/2017	0.663%	EUR	200	3	(6)	0	(3)
	Raytheon Co.	(1.000%	)	06/20/2017	0.220%		$200	(6)	0	0	(6)
	Standard Chartered PLC	(1.000%	)	06/20/2017	0.990%	EUR	100	4	(4)	0	(0)
DUB	Arrow Electronics, Inc.	(1.000%	)	03/20/2017	0.640%		$100	0	(2)	0	(2)
	BNP Paribas S.A.	(1.000%	)	03/20/2017	0.818%	EUR	200	9	(11)	0	(2)
	BNP Paribas S.A.	(1.000%	)	03/20/2018	1.084%		200	3	(2)	1	0
	Home Depot, Inc.	(1.000%	)	06/20/2017	0.217%		$300	(8)	0	0	(8)
	Honeywell International, Inc.	(1.000%	)	09/20/2017	0.174%		200	(7)	0	0	(7)
	Limited Brands, Inc.	(1.000%	)	03/20/2017	1.092%		100	6	(5)	1	0
	Newell Rubbermaid, Inc.	(1.000%	)	06/20/2018	0.600%		100	(2)	0	0	(2)
	Northrop Grumman Systems Corp.	(1.000%	)	09/20/2017	0.246%		200	(5)	(1)	0	(6)
	Omnicom Group, Inc.	(1.000%	)	03/20/2018	0.353%		100	(2)	(1)	0	(3)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.000%	)	03/20/2017	0.439%		100	0	(2)	0	(2)
	Wells Fargo & Co.	(1.000%	)	09/20/2016	0.329%		300	4	(10)	0	(6)
	Wells Fargo & Co.	(1.000%	)	12/20/2016	0.350%		100	2	(4)	0	(2)
FBF	COX Communications, Inc.	(1.000%	)	09/20/2017	0.861%		100	(2)	1	0	(1)
	COX Communications, Inc.	(1.000%	)	03/20/2018	1.005%		100	(3)	3	0	0
	Ericsson LM Telephone Co.	(1.000%	)	03/20/2018	0.778%	EUR	200	4	(7)	0	(3)
	Goodrich Corp.	(1.000%	)	09/20/2016	0.077%		$100	(2)	0	0	(2)
	Honeywell International, Inc.	(1.000%	)	09/20/2016	0.122%		100	(3)	0	0	(3)
	Ingersoll-Rand Co.	(1.000%	)	09/20/2016	0.112%		100	(3)	0	0	(3)
	Lockheed Martin Corp.	(1.000%	)	09/20/2016	0.173%		100	(3)	1	0	(2)
	Lockheed Martin Corp.	(1.000%	)	09/20/2017	0.262%		100	(2)	(1)	0	(3)
	Macy’s Retail Holdings, Inc.	(1.000%	)	12/20/2016	0.520%		100	1	(3)	0	(2)
	Macy’s Retail Holdings, Inc.	(1.000%	)	03/20/2017	0.594%		200	3	(6)	0	(3)
	McDonald’s Corp.	(1.000%	)	09/20/2017	0.137%		300	(11)	1	0	(10)
	Noble Corp.	(1.000%	)	03/20/2017	0.917%		100	0	0	0	(0)
	Nordstrom, Inc.	(1.000%	)	09/20/2016	0.316%		100	0	(2)	0	(2)
	Nordstrom, Inc.	(1.000%	)	12/20/2017	0.517%		600	(3)	(9)	0	(12)
	Raytheon Co.	(1.000%	)	09/20/2016	0.161%		100	(3)	1	0	(2)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.000%	)	03/20/2017	0.439%		200	1	(5)	0	(4)
	Target Corp.	(1.000%	)	06/20/2017	0.232%		200	(6)	0	0	(6)
	Telefonaktiebolaget LM Ericsson	(1.000%	)	09/20/2017	0.686%	EUR	100	3	(5)	0	(2)
	Union Pacific Corp.	(1.000%	)	09/20/2016	0.136%		$100	(3)	0	0	(3)
	United Parcel Service of America, Inc.	(1.000%	)	09/20/2016	0.113%		100	(3)	0	0	(3)
	Whirlpool Corp.	(1.000%	)	12/20/2017	0.693%		2,500	51	(83)	0	(32)
GST	Carnival Corp.	(1.000%	)	09/20/2016	0.419%		100	1	(2)	0	(1)
	Carnival Corp.	(1.000%	)	03/20/2018	0.759%		400	(4)	0	0	(4)
	COX Communications, Inc.	(1.000%	)	09/20/2017	0.861%		100	(2)	1	0	(1)
	DIRECTV Holdings LLC	(1.000%	)	03/20/2018	1.274%		100	3	(1)	2	0
	Home Depot, Inc.	(1.000%	)	12/20/2016	0.168%		100	(2)	(1)	0	(3)
	Macy’s Retail Holdings, Inc.	(1.000%	)	06/20/2017	0.660%		200	1	(3)	0	(2)
	Marriott International, Inc.	(1.000%	)	09/20/2016	0.319%		100	2	(4)	0	(2)
	Marriott International, Inc.	(1.000%	)	09/20/2017	0.487%		200	2	(6)	0	(4)
	McDonald’s Corp.	(1.000%	)	09/20/2017	0.137%		200	(7)	0	0	(7)
	Newell Rubbermaid, Inc.	(1.000%	)	09/20/2017	0.468%		100	1	(3)	0	(2)
	Newell Rubbermaid, Inc.	(1.000%	)	03/20/2018	0.553%		100	(1)	(1)	0	(2)
	Qwest Corp.	(1.000%	)	03/20/2018	0.885%		100	0	(1)	0	(1)
	Standard Chartered PLC	(1.000%	)	06/20/2017	0.990%	EUR	100	3	(4)	0	(1)
	Stanley Black & Decker, Inc.	(1.000%	)	09/20/2017	0.436%		$100	(1)	(1)	0	(2)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.000%	)	03/20/2017	0.439%		100	1	(3)	0	(2)
	Target Corp.	(1.000%	)	03/20/2018	0.293%		200	(6)	0	0	(6)
JPM	BNP Paribas S.A.	(1.000%	)	06/20/2017	0.892%	EUR	300	31	(33)	0	(2)
	Brunswick Corp.	(1.000%	)	09/20/2016	0.672%		$3,000	425	(455)	0	(30)
	Kimco Realty Corp.	(1.000%	)	09/20/2017	0.703%		100	1	(2)	0	(1)
	Lockheed Martin Corp.	(1.000%	)	06/20/2017	0.241%		300	(5)	(3)	0	(8)
	Northrop Grumman Systems Corp.	(1.000%	)	06/20/2017	0.227%		300	(9)	1	0	(8)
	Raytheon Co.	(1.000%	)	06/20/2017	0.220%		300	(10)	1	0	(9)
	Target Corp.	(1.000%	)	09/20/2016	0.177%		200	(4)	(1)	0	(5)
MYC	AT&T, Inc.	(1.000%	)	12/20/2016	0.371%		100	(1)	(1)	0	(2)
	BNP Paribas S.A.	(1.000%	)	03/20/2017	0.818%	EUR	300	13	(16)	0	(3)
	BNP Paribas S.A.	(1.000%	)	06/20/2017	0.892%		200	21	(22)	0	(1)
	COX Communications, Inc.	(1.000%	)	03/20/2018	1.005%		$100	(3)	3	0	(0)
	DIRECTV Holdings LLC	(1.000%	)	03/20/2018	1.274%		100	3	(2)	1	0
	General Electric Capital Corp.	(1.000%	)	09/20/2016	0.533%		300	4	(8)	0	(4)
	Home Depot, Inc.	(1.000%	)	03/20/2018	0.283%		200	(6)	0	0	(6)
	Mondelez International, Inc.	(1.000%	)	03/20/2018	0.298%		200	(6)	0	0	(6)
	Ryder System, Inc.	(1.000%	)	09/20/2016	0.431%		100	1	(2)	0	(1)
	Target Corp.	(1.000%	)	06/20/2016	0.159%		100	(2)	0	0	(2)
	Wells Fargo & Co.	(1.000%	)	12/20/2016	0.350%		200	5	(9)	0	(4)
SOG	Generali Finance B.V.	(1.000%	)	09/20/2016	1.692%	EUR	100	7	(5)	2	0
UAG	Marriott International, Inc.	(1.000%	)	03/20/2017	0.399%		$200	(1)	(3)	0	(4)
	Union Pacific Corp.	(1.000%	)	09/20/2017	0.206%		100	(3)	0	0	(3)

								$400	$(941)	$34	$(575)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Safeway, Inc.	1.000%	12/20/2022	3.303%	$100	$(24)	$7	$0	$(17)
CBK	China Government International Bond	1.000%	12/20/2016	0.486%	100	(5)	7	2	0
DUB	Berkshire Hathaway Finance Corp.	1.000%	09/20/2020	0.988%	400	(5)	6	1	0
	General Electric Capital Corp.	1.000%	06/20/2014	0.188%	300	2	0	2	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.398%	200	2	0	2	0
	Goldman Sachs Group, Inc.	1.000%	06/20/2014	0.370%	500	2	0	2	0
	Goldman Sachs Group, Inc.	1.000%	09/20/2014	0.450%	500	3	0	3	0
	Morgan Stanley	1.000%	06/20/2014	0.396%	200	1	0	1	0

						$(24)	$20	$13	$(17)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	(0.110%	)	05/25/2046		$184	$74	$(23)	$51	$0
	iTraxx Japan 16 5-Year Index	(1.000%	)	12/20/2016	JPY	10,000	5	(6)	0	(1)
BPS	iTraxx Europe Senior Financials 19 Index	(1.000%	)	06/20/2018	EUR	800	20	(4)	16	0
BRC	ABX.HE.AAA.7-1 Index	(0.090%	)	08/25/2037		$88	46	(5)	41	0
	iTraxx Japan 16 5-Year Index	(1.000%	)	12/20/2016	JPY	10,000	5	(6)	0	(1)
DUB	iTraxx Europe Senior Financials 17 Index	(1.000%	)	06/20/2017	EUR	400	20	(14)	6	0
	iTraxx Europe Senior Financials 19 Index	(1.000%	)	06/20/2018		700	17	(3)	14	0
FBF	iTraxx Japan 16 5-Year Index	(1.000%	)	12/20/2016	JPY	10,000	5	(6)	0	(1)
GST	ABX.HE.AAA.7-1 Index	(0.090%	)	08/25/2037		$176	91	(9)	82	0
	iTraxx Japan 16 5-Year Index	(1.000%	)	12/20/2016	JPY	10,000	5	(7)	0	(2)
JPM	ABX.HE.AAA.6-2 Index	(0.110%	)	05/25/2046		$92	38	(12)	26	0
MYC	ABX.HE.AAA.6-2 Index	(0.110%	)	05/25/2046		92	37	(12)	25	0
	ABX.HE.AAA.7-1 Index	(0.090%	)	08/25/2037		265	137	(14)	123	0
	iTraxx Europe 15 Index 9-12%	(1.000%	)	06/20/2016	EUR	900	123	(124)	0	(1)
	iTraxx Europe Senior Financials 16 Index	(1.000%	)	12/20/2016		500	35	(28)	7	0
UAG	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018		4,500	35	9	44	0

							$693	$(264)	$435	$(6)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
MYC	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		$99	$(12)	$9	$0	$(3)
	iTraxx Europe 9 10-Year Index 22-100%	0.250%	06/20/2018	EUR	4,500	(164)	120	0	(44)

						$(176)	$129	$0	$(47)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	7.585%	01/02/2015	BRL	9,100	$(19)	$(91)	$0	$(110)
	Pay	1-Year BRL-CDI	8.160%	01/02/2015		1,600	0	(13)	0	(13)
	Pay	1-Year BRL-CDI	8.440%	01/02/2015		5,400	33	(54)	0	(21)
	Pay	1-Year BRL-CDI	8.420%	01/02/2017		4,200	7	(116)	0	(109)
	Pay	1-Year BRL-CDI	8.600%	01/02/2017		3,000	(10)	(63)	0	(73)
	Pay	1-Year BRL-CDI	8.860%	01/02/2017		3,900	16	(89)	0	(73)
	Pay	1-Year BRL-CDI	10.460%	01/02/2017		2,300	0	(13)	0	(13)
	Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	100	1	(3)	0	(2)
	Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		300	1	(1)	0	(0)
BPS	Pay	1-Year BRL-CDI	8.485%	01/02/2017	BRL	300	0	(7)	0	(7)
BRC	Pay	1-Year BRL-CDI	9.110%	01/02/2017		100	0	(2)	0	(2)
	Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	AUD	4,000	20	184	204	0
DUB	Pay	1-Year BRL-CDI	7.620%	01/02/2015	BRL	1,300	(2)	(13)	0	(15)
	Pay	1-Year BRL-CDI	8.430%	01/02/2015		1,400	8	(14)	0	(6)
	Pay	1-Year BRL-CDI	8.415%	01/02/2017		8,700	0	(224)	0	(224)
	Pay	1-Year BRL-CDI	8.600%	01/02/2017		4,000	(10)	(88)	0	(98)
	Pay	1-Year BRL-CDI	9.210%	01/02/2017		200	0	(4)	0	(4)
FBF	Pay	1-Year BRL-CDI	8.495%	01/02/2017		2,300	(1)	(58)	0	(59)
	Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	AUD	3,800	19	175	194	0
GLM	Pay	1-Year BRL-CDI	7.550%	01/02/2015	BRL	4,100	(10)	(41)	0	(51)
	Pay	1-Year BRL-CDI	8.150%	01/02/2015		1,500	0	(13)	0	(13)
	Pay	1-Year BRL-CDI	8.720%	01/02/2017		4,500	1	(105)	0	(104)
HUS	Pay	1-Year BRL-CDI	7.775%	01/02/2015		34,600	(22)	(337)	0	(359)
	Pay	1-Year BRL-CDI	8.075%	01/02/2015		5,100	10	(49)	0	(39)
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MXN	12,200	39	40	79	0
JPM	Pay	1-Year BRL-CDI	7.890%	01/02/2015	BRL	400	0	(4)	0	(4)
	Pay	1-Year BRL-CDI	9.010%	01/02/2017		4,900	48	(132)	0	(84)
MYC	Pay	1-Year BRL-CDI	7.795%	01/02/2015		10,000	(2)	(100)	0	(102)
	Pay	1-Year BRL-CDI	9.930%	01/02/2015		3,600	2	36	38	0
	Pay	1-Year BRL-CDI	8.630%	01/02/2017		3,400	0	(86)	0	(86)
	Pay	1-Year BRL-CDI	8.640%	01/02/2017		1,600	12	(47)	0	(35)
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MXN	2,800	10	9	19	0
UAG	Pay	1-Year BRL-CDI	9.930%	01/02/2015	BRL	3,000	3	30	33	0
	Pay	6-Month AUD-BBR-BBSW	4.750%	12/14/2017	AUD	1,700	8	85	93	0
	Pay	6-Month AUD-BBR-BBSW	4.750%	12/15/2017		1,700	12	81	93	0

							$174	$(1,127)	$753	$(1,706)

Total Swap Agreements							$1,067	$(2,183)	$1,235	$(2,351)

(i)	Securities with an aggregate market value of $2,920 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,724	$2,861	$4,585
Corporate Bonds & Notes
Banking & Finance	0	18,861	194	19,055
Industrials	0	12,267	0	12,267
Utilities	0	15,067	0	15,067
Convertible Bonds & Notes
Industrials	0	1,963	0	1,963
Municipal Bonds & Notes
California	0	4,133	0	4,133
Massachusetts	0	4,108	0	4,108
New York	0	226	0	226
Washington	0	2,472	0	2,472
U.S. Government Agencies	0	41,386	440	41,826
U.S. Treasury Obligations	0	166,550	0	166,550
Mortgage-Backed Securities	0	33,342	790	34,132
Asset-Backed Securities	0	35,752	0	35,752
Sovereign Issues	0	18,196	0	18,196
Short-Term Instruments
Commercial Paper	0	2,599	0	2,599
Repurchase Agreements	0	1,500	0	1,500
Short-Term Notes	0	17,398	0	17,398
U.S. Treasury Bills	0	4,496	0	4,496
	$0	$382,040	$4,285	$386,325

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	19,560	0	0	19,560
Total Investments	$19,560	$382,040	$4,285	$405,885

Short Sales, at Value

U.S. Government Agencies	0	(53,856)	0	(53,856)
U.S. Treasury Obligations	0	(37,736)	0	(37,736)
	$0	$(91,592)	$0	$(91,592)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6	165	0	171
Over the counter	0	3,836	2	3,838
	$6	$4,001	$2	$4,009

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(92)	(77)	0	(169)
Over the counter	0	(5,180)	0	(5,180)

	$(92)	$(5,257)	$0	$(5,349)

Totals	$19,474	$289,192	$4,287	$312,953

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
Bank Loan Obligations	$0	$0	$0	$0	$0	$0	$2,861	$0	$2,861	$0
Corporate Bonds & Notes
Banking & Finance	209	0	(6)	0	0	(9)	0	0	194	(8)
Industrials	2,438	0	(2,350)	(4)	(81)	(3)	0	0	0	0
U.S. Government Agencies	453	0	0	0	0	(13)	0	0	440	(13)
Mortgage-Backed Securities	862	0	(78)	2	10	(6)	0	0	790	(4)
Asset-Backed Securities	4,522	0	(636)	48	236	236	0	(4,406)	0	0

	$8,484	$0	$(3,070)	$46	$165	$205	$2,861	$(4,406)	$4,285	$(25)

Financial Derivative Instruments – Assets
Over the counter	0	7	0	0	0	(5)	0	0	2	(5)

Totals	$8,484	$7	$(3,070)	$46	$165	$200	$2,861	$(4,406)	$4,287	$(30)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$2,861	Third Party Vendor	Broker Quote	100.25
Corporate Bonds & Notes
Banking & Finance	194	Third Party Vendor	Broker Quote	100.25
U.S. Government Agencies	440	Benchmark Pricing	Base Price	109.25
Mortgage-Backed Securities	790	Third Party Vendor	Broker Quote	89.19

Financial Derivative Instruments - Assets
Over the counter	2	Indicative Market Quotation	Broker Quote	0.04

Total	$4,287

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO, PIMCO GLOBAL MULTI-ASSET MANAGED VOLATILITY PORTFOLIO AND PIMCO GLOBAL MULTI-ASSET PORTFOLIO (“Commodity Portfolios”)

PIMCO Cayman Commodity Portfolio I, II and IV Ltd. (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Commodity Portfolios in order to effect certain investments for the Commodity Portfolios consistent with each Commodity Portfolio’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Commodity Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Commodity Portfolio and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Commodity Portfolios and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Commodity Portfolios and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of September 30, 2013 of each Commodity Subsidiary to its respective Commodity Portfolio (amounts in thousands).

Portfolio Name	Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Assets

PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Cayman Commodity Ltd.	07/21/2006	08/01/2006	$635,387	$118,949	18.7%
PIMCO Global Multi-Asset Managed Volatility Portfolio	PIMCO Cayman Commodity Ltd.	02/24/2012	03/29/2012	71,575	1,591	2.2
PIMCO Global Multi-Asset Portfolio	PIMCO Cayman Commodity Ltd.	11/21/2008	03/29/2012	1,576,293	46,939	3.0

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).

(b) Fair Value Hierarchy U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 1 are a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of September 30, 2013 the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expect to take in future tax returns.

The Portfolios file U.S. tax returns. While the statute of limitations remains open to examine the Portfolios’ U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Global Multi-Asset Managed Volatility Portfolio and PIMCO Global Multi-Asset Portfolio (“Commodity Portfolios”) may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolios will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity linked notes, other commodity-linked derivatives, and the Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for Federal income tax purposes. Note that the loss from the Commodity Subsidiary’s contemplated activities also cannot be carried forward to reduce future Commodity Subsidiary’s income in subsequent years. However, if the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of September 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
PIMCO All Asset Portfolio	$1,402,635	$42,466	$(21,160)	$21,306
PIMCO CommodityRealReturn® Strategy Portfolio	1,257,287	7,347	(50,013)	(42,666)
PIMCO Emerging Markets Bond Portfolio	313,479	12,677	(12,597)	80
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	76,603	1,796	(2,118)	(322)
PIMCO Foreign Bond Portfolio (Unhedged)	51,537	1,203	(625)	578
PIMCO Global Advantage® Strategy Bond Portfolio	237,413	2,860	(4,144)	(1,284)
PIMCO Global Bond Portfolio (Unhedged)	419,990	16,646	(5,513)	11,133
PIMCO Global Diversified Allocation Portfolio	249,073	2,653	(3,730)	(1,077)
PIMCO Global Multi-Asset Managed Volatility Portfolio	72,772	1,206	(3,112)	(1,906)
PIMCO Global Multi-Asset Portfolio	1,631,041	40,929	(96,556)	(55,627)
PIMCO High Yield Portfolio	1,085,690	42,087	(12,155)	29,932
PIMCO Long-Term U.S. Government Portfolio	283,072	3,177	(33,665)	(30,488)
PIMCO Low Duration Portfolio	2,339,135	21,208	(16,493)	4,715
PIMCO Money Market Portfolio	45,434	0	0	0
PIMCO Real Return Portfolio	6,265,260	30,652	(409,704)	(379,052)
PIMCO Short-Term Portfolio	161,138	483	(322)	161
PIMCO Total Return Portfolio	11,816,151	229,641	(139,269)	90,372
PIMCO Unconstrained Bond Portfolio	397,122	13,492	(4,729)	8,763

4. RELATED PARTY TRANSACTIONS

The Portfolios listed below may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2013 (amounts in thousands):

All Asset Portfolio

Underlying PIMCO Funds	Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$46,664	$2,776	$(22,736)	$(1,333)	$581	$25,952	$65	$0
PIMCO CommodityRealReturn Strategy Fund®	24,007	11,580	(22,815)	(1,669)	734	11,837	78	0
PIMCO Convertible Fund	24,767	2,540	(28,225)	9,923	(9,005)	0	536	0
PIMCO Credit Absolute Return Fund	11,607	26,241	0	0	(239)	37,609	242	0
PIMCO Diversified Income Fund	52,910	25,004	(5,763)	(360)	(4,015)	67,776	2,382	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	113,330	23,018	0	0	(8,754)	127,594	0	0
PIMCO Emerging Local Bond Fund	98,501	14,555	0	0	(13,400)	99,656	3,491	0
PIMCO Emerging Markets Bond Fund	55,478	3,339	0	0	(5,747)	53,070	1,982	0
PIMCO Emerging Markets Corporate Bond Fund	16,843	1,592	0	0	(1,111)	17,324	446	0
PIMCO Emerging Markets Currency Fund	101,119	3,097	(667)	(32)	(3,686)	99,831	1,260	0
PIMCO EqS Pathfinder Fund®	25,049	5,258	0	0	2,992	33,299	0	0
PIMCO EqS® Dividend Fund	2,893	81	0	0	255	3,229	81	0
PIMCO EqS® Long/Short Fund	4,770	0	0	0	1,170	5,940	0	0
PIMCO Floating Income Fund	77,438	11,537	(41,432)	(1,083)	(925)	45,535	2,520	0
PIMCO Foreign Bond Fund (Unhedged)	33,203	484	(22,549)	(2,691)	56	8,503	484	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	48,048	4,725	(21,759)	(328)	(1,896)	28,790	3,466	0
PIMCO Fundamental IndexPLUS® AR Fund	2,249	142	0	0	357	2,748	142	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	1,087	0	0	0	(105)	982	0	0
PIMCO Global Advantage® Strategy Bond Fund	40,211	613	(15,845)	(841)	(1,079)	23,059	613	0
PIMCO High Yield Fund	92,314	4,144	(26,127)	182	(1,859)	68,654	4,144	0
PIMCO High Yield Spectrum Fund	68,995	3,328	0	0	(217)	72,106	3,327	0
PIMCO Income Fund	135,433	19,549	(327)	(8)	(1,471)	153,176	6,009	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	57,152	6,767	0	0	8,819	72,738	993	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	5,698	237	0	0	655	6,590	237	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	1,485	51	0	0	146	1,682	51	0
PIMCO Investment Grade Corporate Bond Fund	36,069	9,611	(32,867)	599	(2,927)	10,485	987	0
PIMCO Long Duration Total Return Fund	15,752	28,448	(10,155)	(1,781)	(2,639)	29,625	1,000	0
PIMCO Long-Term Credit Fund	46,909	9,372	0	0	(5,183)	51,098	1,884	0
PIMCO Long-Term U.S. Government Fund	9,750	8,602	(6,807)	(1,425)	(495)	9,625	275	0
PIMCO Low Duration Fund	15	21,150	(11,763)	12	77	9,491	8	0
PIMCO Mortgage Opportunities Fund	0	7,252	0	0	42	7,294	52	0
PIMCO Real Return Asset Fund	1,892	22,862	(2,833)	(151)	376	22,146	68	0
PIMCO Real Return Fund	331	3,426	(322)	24	55	3,514	3	0
PIMCO RealEstateRealReturn Strategy Fund	17,963	21,397	(7,188)	463	(2,335)	30,300	1,180	0
PIMCO Senior Floating Rate Fund	27,959	8,656	(1,000)	(13)	(35)	35,567	893	0
PIMCO Short-Term Floating NAV Portfolio	7	55,401	(55,407)	0	0	1	1	0
PIMCO Short-Term Fund	137	5,001	(5,138)	5	(1)	4	1	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	941	18	0	0	226	1,185	18	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	8,560	555	0	0	1,734	10,849	555	0
PIMCO StocksPLUS® Absolute Return Fund	2,887	13	0	0	503	3,403	13	0
PIMCO StocksPLUS® Fund	0	0	0	0	0	0	0	0
PIMCO Total Return Fund	48,328	110,748	(138,647)	(2,435)	1,316	19,310	532	0
PIMCO Unconstrained Bond Fund	50,107	39,733	(34,055)	(1,149)	(653)	53,983	423	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	12,155	46,326	0	0	(1,099)	57,382	492	0
Totals	$1,421,013	$569,229	$(514,427)	$(4,091)	$(48,782)	$1,422,942	$40,934	$0

Global Diversified Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	$8,723	$6,284	$(15,111)	$95	$9	$0	$0	$0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	0	5,190	0	0	(130)	5,060	0	0
PIMCO Emerging Markets Full Spectrum Bond Fund	0	7,786	0	0	(548)	7,238	102	0
PIMCO EqS Pathfinder Fund®	22,179	17,784	(30,359)	1,104	1,309	12,017	0	0
PIMCO EqS® Dividend Fund	0	16,680	0	0	99	16,779	202	0
PIMCO EqS® Emerging Markets Fund	4,454	5,493	(2,455)	(38)	(86)	7,368	0	0
PIMCO Foreign Bond Fund U.S. Dollar-Hedged	0	7,196	0	0	(192)	7,004	58	0
PIMCO Fundamental IndexPLUS® AR Fund	0	11,956	0	0	83	12,039	419	0
PIMCO Global Advantage® Strategy Bond Fund	8,781	9,460	(8,548)	43	(189)	9,547	160	0
PIMCO Income Fund	0	12,818	0	0	(329)	12,489	226	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	0	7,146	(480)	18	424	7,108	63	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	0	12,147	0	0	17	12,164	307	0
PIMCO Investment Grade Corporate Bond Fund	0	13,091	0	0	(616)	12,475	147	0
PIMCO Real Return Fund	0	13,284	(560)	(52)	(699)	11,973	48	0
PIMCO Short-Term Floating NAV Portfolio	21,817	81,956	(79,500)	(26)	30	24,277	56	0
PIMCO Short-Term Fund	0	37,174	0	0	(121)	37,053	128	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	0	11,699	(380)	(15)	658	11,962	531	0
PIMCO Total Return Fund	0	2,040	(2,048)	8	0	0	1	0
PIMCO Total Return Fund IV	17,555	26,500	(7,442)	(293)	(344)	35,976	333	0
Totals	$83,509	$305,684	$(146,883)	$844	$(625)	$242,529	$2,781	$0

Global Multi-Asset Managed Volatility Portfolio

Underlying PIMCO Funds	Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$1,384	$1,636	$0	$0	$(278)	$2,742	$72	$0
PIMCO Emerging Markets Bond Fund	125	0	(125)	5	(5)	0	0	0
PIMCO Emerging Markets Corporate Bond Fund	1,560	837	(900)	16	(90)	1,423	32	0
PIMCO EqS Pathfinder Fund®	3,431	1,797	(1,120)	37	370	4,515	0	0
PIMCO EqS® Dividend Fund	995	4,340	(685)	(1)	209	4,858	87	0
PIMCO EqS® Emerging Markets Fund	1,744	2,561	0	0	(38)	4,267	0	0
PIMCO Global Advantage® Strategy Bond Fund	246	0	(246)	5	(5)	0	0	0
PIMCO Global Bond Fund (Unhedged)	125	0	(124)	(4)	3	0	0	0
PIMCO Income Fund	1,554	8,190	0	0	(124)	9,620	237	0
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	178	0	(178)	2	(2)	0	0	0
PIMCO Investment Grade Corporate Bond Fund	649	1,106	0	0	(51)	1,704	33	0
PIMCO Real Return Fund	495	518	(951)	(68)	6	0	4	0
PIMCO RealEstateRealReturn Strategy Fund	88	5	0	0	(13)	80	6	0
PIMCO Short-Term Floating NAV Portfolio	5,408	44,808	(46,000)	(6)	7	4,217	8	0
PIMCO StocksPLUS® Fund	2,516	719	(2,500)	115	190	1,040	62	0
PIMCO Total Return Fund	519	452	0	0	(29)	942	14	0
PIMCO Unconstrained Bond Fund	3,106	3,059	(370)	(13)	(106)	5,676	29	0
Totals	$24,123	$70,028	$(53,199)	$88	$44	$41,084	$584	$0

Global Multi-Asset Portfolio

Underlying PIMCO Funds	Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$79,195	$2,521	$(8,000)	$(701)	$(8,843)	$64,172	$2,521	$0
PIMCO Emerging Markets Bond Fund	7,093	0	(7,105)	807	(795)	0	9	0
PIMCO Emerging Markets Corporate Bond Fund	81,365	1,223	(43,500)	2,152	(4,923)	36,317	1,223	0
PIMCO EqS Pathfinder Fund®	190,322	0	(101,300)	2,794	11,223	103,039	0	0
PIMCO EqS® Dividend Fund	60,294	84,510	(38,970)	1,354	7,069	114,257	2,999	0
PIMCO EqS® Emerging Markets Fund	97,573	15,170	(12,000)	(2,701)	331	98,373	0	0
PIMCO Global Advantage® Strategy Bond Fund	14,039	0	(14,034)	998	(1,003)	0	5	0
PIMCO Global Bond Fund (Unhedged)	6,990	0	(6,942)	163	(211)	0	4	0
PIMCO Income Fund	84,341	161,164	(10,500)	(407)	(2,878)	231,720	7,764	0
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	11,397	0	(11,380)	748	(765)	0	0	0
PIMCO Investment Grade Corporate Bond Fund	36,177	12,691	(5,200)	(34)	(2,533)	41,101	1,291	0
PIMCO Real Return Fund	29,413	164	(27,410)	(1,754)	(413)	0	182	0
PIMCO RealEstateRealReturn Strategy Fund	3,926	252	0	0	(597)	3,581	252	0
PIMCO Short-Term Floating NAV Portfolio	49,940	1,060,270	(992,000)	(15)	16	118,211	170	0
PIMCO StocksPLUS® Fund	143,702	2,265	(135,400)	18,470	(3,927)	25,110	2,264	0
PIMCO Total Return Fund	28,437	536	0	0	(1,073)	27,900	536	0
PIMCO Unconstrained Bond Fund	169,075	1,031	(39,200)	(1,188)	(2,311)	127,407	1,032	0
Totals	$1,093,279	$1,341,797	$(1,452,941)	$20,686	$(11,633)	$991,188	$20,252	$0

Each Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolios’ transactions in and earnings from investments in the Central Funds for the period ended September 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

	Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommodityReal-Return® Strategy Portfolio	$148,147	$886,233	$(945,083)	$5	$30	$89,332	$133	$0
PIMCO Emerging Markets Bond Portfolio	4,932	118,824	(108,030)	(1)	1	15,726	25	0
PIMCO Foreign Bond Portfolio (U.S. Dollar Hedged)	1,919	48,913	(47,200)	2	0	3,634	13	0
PIMCO Foreign Bond Portfolio (Unhedged)	1,514	39,908	(41,300)	0	0	122	8	0
PIMCO Global Advantage® Strategy Bond Portfolio	28,418	134,814	(98,100)	(43)	44	65,133	114	0
PIMCO High Yield Portfolio	105,401	365,233	(294,000)	(153)	152	176,633	233	0
PIMCO Long-Term U.S. Government Portfolio	62,545	239,438	(233,800)	(8)	8	68,183	39	0
PIMCO Low Duration Portfolio	1	0	0	0	0	1	0	0
PIMCO Real Return Portfolio	1,180,337	4,682,796	(5,636,478)	(592)	587	226,650	596	0
PIMCO Short-Term Portfolio	4	1,101	(1,000)	0	0	105	0	0
PIMCO Total Return Portfolio	11	0	0	0	0	11	0	0
PIMCO Unconstrained Bond Portfolio	8,331	42,728	(31,500)	(2)	3	19,560	28	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

	Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommodityReal-Return® Strategy Portfolio	$0	$200,031	$0	$0	$40	$200,071	$32	$0
PIMCO Low Duration Portfolio	109,664	1,123,597	(687,600)	10	151	545,822	897	0
PIMCO Real Return Portfolio	0	1,319,387	0	0	209	1,319,596	187	0
PIMCO Short-Term Portfolio	11,003	21,671	(27,000)	(2)	2	5,674	21	0
PIMCO Total Return Portfolio	140,220	4,531,947	(3,224,200)	(12)	475	1,448,430	2,748	0

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GST	Goldman Sachs International	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	MAC	Macquarie Bank Limited	SCX	Standard Chartered Bank
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	SOG	Societe Generale
FBF	Credit Suisse International	MSX	Morgan Stanley Capital Group, Inc.	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PHP	Philippine Peso
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht
CZK	Czech Koruna	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	LME	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ENHGD84T	Dow Jones-AIG E84 Total Return	JMABNICP	JPMorgan Nic P Custom Index
CDX.EM	Credit Derivatives Index - Emerging Markets	FRCPXTOB	France Consumer Price ex-Tobacco Index	LSFOCO 2H13	2nd Half 2013 Fuel Oil Crack Calendar Swap
CDX.HY	Credit Derivatives Index - High Yield	GOCO 2H13	2nd Half 2013 Gasoil Crack Calendar Swap	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
CDX.IG	Credit Derivatives Index - Investment Grade	GOCO CAL14	2014 Gasoil Crack Calendar Swap	NGCAL19	Natural Gas Calendar 2019
CMBX	Commercial Mortgage-Backed Index	GOCO V3	October of 2013 Gasoil Crack Calendar Swap	NRCAL16	Natural Gas Calendar 2016
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	PLTMLNPM	London Platinum & Palladium Market PM Fix
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	HSFOCO CAL14	2014 High Sulfur Fuel Oil-Brent Spread Calendar Swap	RPI	Retail Price Index
DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	JETNWE CAL14	2014 Calendar NWE CIF Jet Fuel	ULSDNWE CAL14	2014 Calendar Ultra-Low Sulfur Diesel NWE
DJUBSTR	Dow Jones-UBS Commodity Index Total Return	JMABNIC0	JPMorgan Nic 0 Custom Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	GTD	Guaranteed	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	EONIA	Euro OverNight Index Average	MSCI	Morgan Stanley Capital International
AID	Agency International Development	ETN	Exchange Traded Notes	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
BABs	Build America Bonds	FDIC	Federal Deposit Insurance Corp.	oz.	Ounce
BBR	Bank Bill Rate	FSB	Federal Savings Bank	SPDR	Standard & Poor’s Depository Receipts
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	WTI	West Texas Intermediate
CDO	Collateralized Debt Obligation	MBS	Mortgage-Backed Security	YOY	Year-Over-Year
CLO	Collateralized Loan Obligation

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 26, 2013

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial Officer

Date:	November 26, 2013